                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6241

                             Loomis Sayles Funds II
               (Exact name of registrant as specified in charter)

     399 Boylston Street, Boston, Massachusetts               02116
      (Address of principal executive offices)             (Zip code)

                             John E. Pelletier, Esq.
                  CDC IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2801

Date of fiscal year end: September 30, 2003

Date of reporting period: March 31, 2004

Item 1. Reports to Stockholders.

The Registrant's semi annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

Loomis Sayles Investment Grade Bond Fund
CDC Nvest Funds Equity Funds
Loomis Sayles Equity Funds
CDC Nvest Funds Fixed Income Funds

          [LOGO] CDC NvestFunds(SM)
                     CDC IXIS Asset Management Distributors

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                                        Semiannual Report
                                        March 31, 2004
--------------------------------------------------------------------------------

                                        Loomis Sayles Investment Grade Bond Fund

[LOGO] LOOMIS . SAYLES & COMPANY, L.P.

                    TABLE OF CONTENTS

                    Management Discussion and Performance ................Page 1

                    Schedule of Investments ..............................Page 4

                    Financial Statements .................................Page 8

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                    Loomis Sayles Investment Grade Bond Fund
--------------------------------------------------------------------------------

                                                               Portfolio Profile
--------------------------------------------------------------------------------

Objective:

High total investment return through a combination of current income and capital appreciation

--------------------------------------------------------------------------------

Strategy:

Invests primarily in investment-grade, fixed-income securities, although it may invest up to 10% of assets in lower-rated, fixed-income securities

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Fund Inception:

December 31, 1996

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Managers:

Daniel Fuss
Steven Kaseta
Loomis, Sayles & Company, L.P.

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Symbol:

Class A   LIGRX
Class B   LGBBX
Class C   LGBCX
Class Y   LSIIX
Class J   LIGJX

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What You Should Know:

This fund invests in fixed-income securities that are subject to credit risk, interest rate risk and liquidity risk. It may also invest in foreign and emerging market securities, which have special risks, as well as in mortgage-related securities that are subject to pre-payment risk.

                                                           Management Discussion
--------------------------------------------------------------------------------

An economic resurgence helped improve investor confidence in the credit quality of corporate bonds, resulting in strong performance for both the investment-grade and high-yield sectors in late 2003 and early 2004. Conversely, U.S. Treasury bonds tended to lag corporate bonds during this period of economic expansion.

For the six months ended March 31, 2004, the Loomis Sayles Investment Grade Bond Fund produced a total return of 6.79%, based on the net asset value of Class A shares and $0.33 in dividends and $0.07 in capital gains reinvested during the period. In comparison, the benchmark Lehman Government/Credit Index returned 3.05% during the same six-month period.

Rising credit quality, declining dollar aided returns

In view of the economic rebound, we emphasized domestic corporate bonds, including lower-rated, high-yield issues. This focus benefited performance as lower-rated corporate bonds substantially outdistanced high-grade bonds. We were concerned that interest rates might rise, and depress prices of government bonds and longer-maturity issues. As a result, we reduced the fund's exposure to Treasuries and decreased average duration from 6.58 years at the beginning of October to 5.67 years at the end of March.

Foreign bonds helped lift performance

Our strategy of diversifying into foreign-denominated securities also contributed to fund performance as the U.S. dollar weakened against many foreign currencies. Foreign-denominated, Canadian and supranational bonds accounted for about 37% of assets at the end of the period, a slight increase from the beginning of the fiscal year, and emerging market investments totaled almost 10% of assets. This emerging market allocation allowed the fund to benefit from rising commodity prices, which helped raise the value of the currencies of many commodity-exporting nations.

Top performers for the fund during the six-month period were securities issued by foreign governments or corporations. Bonds of Empresa Nacional de Electricidad, a Chilean electric utility, were the strongest individual contributors, helped by improving fundamentals. In addition, the strengthening of the South African rand and the Canadian dollar in relation to the U.S. dollar helped the performance of the fund's positions in government bonds of those two nations. We have maintained the fund's position in the Empresa and the Canadian government bonds, while reducing holdings in South Africa.

U.S. Treasury securities did not appreciate as much as other, higher-yielding bonds because their low yield made them less attractive to investors.

Focus remains on improving credit quality

We expect the U.S. economy to continue to strengthen, with moderate improvements in employment. We also believe continued low inflation should give the Federal Reserve the freedom to keep short-term interest rates at their present levels for some time. We plan to continue our emphasis on corporate bonds to take advantage of the general improvement in credit quality. This also helps reduce the effects of higher interest rates, which tend to affect Treasury bonds more strongly than corporate bonds. Within our corporate holdings, we have recently focused on BBB-rated securities. However, the differences between yields of bonds of different credit qualities have recently narrowed, and we plan to give additional focus to investments in higher-quality corporate securities, as well as bonds that appear to be good candidates for credit ratings upgrades. Research will continue to drive our investment process.

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                    Loomis Sayles Investment Grade Bond Fund
--------------------------------------------------------------------------------

                                       Investment Results through March 31, 2004
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Performance in Perspective

The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

                               Growth of $10,000 Investment in Class A Shares/1/
--------------------------------------------------------------------------------

              December 31, 1996 (inception) through March 31, 2004

                                     [CHART]

                                   Line chart

                    Loomis Sayles Investment Grade Bond Fund
                 Growth of $10,000 Investment in Class A Shares
              December 31, 1996 (inception) through March 31, 2004

                          Class A      Lipper      Lehman
                         @ Maximum   BBB Rated   Government
   Month     Net Asset     Sales       Funds       Credit
    End       Value/1/   Charge/2/     Index       Index
----------   ---------   ---------   ---------   ----------
12/31/1996     10,000       9,550      10,000      10,000
 1/31/1997      9,950       9,502      10,032      10,012
 2/28/1997     10,150       9,693      10,089      10,033
 3/31/1997      9,930       9,483       9,933       9,914
 4/30/1997     10,131       9,675      10,080      10,059
 5/31/1997     10,323       9,859      10,195      10,153
 6/30/1997     10,586      10,110      10,347      10,274
 7/31/1997     11,272      10,765      10,705      10,589
 8/31/1997     10,953      10,460      10,563      10,470
 9/30/1997     11,262      10,755      10,749      10,635
10/31/1997     11,428      10,914      10,858      10,805
11/30/1997     11,407      10,894      10,911      10,862
12/31/1997     11,429      10,915      11,029      10,976
 1/31/1998     11,537      11,018      11,169      11,131
 2/28/1998     11,569      11,048      11,165      11,108
 3/31/1998     11,709      11,182      11,222      11,142
 4/30/1998     11,755      11,226      11,270      11,198
 5/31/1998     11,821      11,289      11,366      11,318
 6/30/1998     11,799      11,268      11,450      11,434
 7/31/1998     11,652      11,128      11,441      11,443
 8/31/1998     11,152      10,650      11,358      11,666
 9/30/1998     11,408      10,894      11,592      12,000
10/31/1998     11,294      10,786      11,449      11,915
11/30/1998     11,668      11,143      11,660      11,986
12/31/1998     11,767      11,237      11,689      12,016
 1/31/1999     11,955      11,417      11,791      12,101
 2/28/1999     11,802      11,271      11,536      11,813
 3/31/1999     12,073      11,530      11,665      11,872
 4/30/1999     12,358      11,802      11,748      11,901
 5/31/1999     12,251      11,699      11,590      11,779
 6/30/1999     12,215      11,665      11,529      11,742
 7/31/1999     11,998      11,458      11,471      11,709
 8/31/1999     11,955      11,417      11,428      11,700
 9/30/1999     12,118      11,573      11,526      11,805
10/31/1999     12,115      11,570      11,549      11,836
11/30/1999     12,148      11,602      11,577      11,829
12/31/1999     12,196      11,648      11,558      11,757
 1/31/2000     12,196      11,648      11,524      11,754
 2/29/2000     12,584      12,017      11,666      11,902
 3/31/2000     12,758      12,184      11,774      12,074
 4/30/2000     12,428      11,868      11,631      12,015
 5/31/2000     12,309      11,755      11,542      12,004
 6/30/2000     12,667      12,097      11,834      12,249
 7/31/2000     12,819      12,242      11,885      12,379
 8/31/2000     13,060      12,473      12,102      12,553
 9/30/2000     12,953      12,370      12,136      12,601
10/31/2000     12,848      12,270      12,097      12,680
11/30/2000     13,094      12,504      12,209      12,896
12/31/2000     13,534      12,925      12,465      13,151
 1/31/2001     13,760      13,141      12,767      13,372
 2/28/2001     13,867      13,243      12,893      13,509
 3/31/2001     13,687      13,071      12,885      13,571
 4/30/2001     13,478      12,871      12,814      13,470
 5/31/2001     13,600      12,988      12,930      13,547
 6/30/2001     13,667      13,052      12,945      13,612
 7/31/2001     14,014      13,384      13,238      13,951
 8/31/2001     14,332      13,687      13,397      14,131
 9/30/2001     14,040      13,408      13,283      14,261
10/31/2001     14,652      13,992      13,564      14,622
11/30/2001     14,445      13,795      13,476      14,382
12/31/2001     14,299      13,656      13,394      14,269
 1/31/2002     14,398      13,750      13,467      14,374
 2/28/2002     14,540      13,886      13,532      14,496
 3/31/2002     14,195      13,556      13,354      14,202
 4/30/2002     14,604      13,947      13,559      14,477
 5/31/2002     14,790      14,124      13,666      14,610
 6/30/2002     14,758      14,094      13,602      14,735
 7/31/2002     14,476      13,824      13,533      14,912
 8/31/2002     14,995      14,321      13,807      15,247
 9/30/2002     15,023      14,347      13,931      15,575
10/31/2002     14,933      14,261      13,832      15,426
11/30/2002     15,247      14,561      14,031      15,435
12/31/2002     15,814      15,103      14,358      15,844
 1/31/2003     16,084      15,360      14,453      15,843
 2/28/2003     16,433      15,694      14,696      16,125
 3/31/2003     16,513      15,770      14,721      16,104
 4/30/2003     17,078      16,310      15,019      16,277
 5/31/2003     17,926      17,119      15,412      16,739
 6/30/2003     18,012      17,201      15,432      16,672
 7/31/2003     17,152      16,380      14,906      15,973
 8/31/2003     17,235      16,459      15,024      16,079
 9/30/2003     18,120      17,307      15,486      16,588
10/31/2003     18,075      17,261      15,425      16,378
11/30/2003     18,412      17,584      15,531      16,421
12/31/2003     18,872      18,023      15,757      16,583
 1/31/2004     19,001      18,146      15,901      16,734
 2/29/2004     19,148      18,286      16,041      16,939
 3/31/2004     19,351      18,482      16,151      17,094

                                  Average Annual Total Returns -- March 31, 2004
--------------------------------------------------------------------------------

                                                                       Since Fund
                               6 Months/5/   1 Year/5/   5 Years/5/   Inception/5/
                               -----------   ---------   ----------   ------------
Class A/1/
Net Asset Value/2/                 6.79%       17.19%       9.90%         9.54%
With Maximum Sales Charge/3/       2.02        11.96        8.89          8.85

Class B/1/
Net Asset Value/2/                 6.26        15.98        8.84          8.52
With CDSC/4/                       1.26        10.98        8.55          8.52

Class C/1/
Net Asset Value/2/                 6.30        16.02        8.85          8.53
With CDSC/4/                       5.30        15.02        8.85          8.53

Class Y/1/
Net Asset Value/2/                 6.90        17.43       10.13          9.79

Class J/1/
Net Asset Value/2/                 6.44        16.60        9.31          8.97
With Sales Charge/4/               2.70        12.47        8.54          8.43

--------------------------------------------------------------------------------

                                                              Since Fund
Comparative Performance        6 Months   1 Year   5 Years   Inception/6/
-----------------------        --------   ------   -------   ------------
Lipper BBB Rated Funds Index     4.29%     9.71%    6.73%        6.84%
Lehman Gov/Credit Index          3.05      6.15     7.56         7.68

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of any dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.cdcnvestfunds.com.

Class Y, the successor to the fund's Institutional Class, is only available to certain institutional investors. Class J shares are not offered for sale in the United States and are not eligible for sale to U.S. investors.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                                  Portfolio as of March 31, 2004
--------------------------------------------------------------------------------

                                     [CHART]

                                    Pie chart

                                                                  Credit Quality

Aaa                  42.8%
Aa                    7.2%
A                     7.5%
Baa                  30.6%
Ba                    3.8%
B                     1.6%
Caa & lower           1.9%
Short term & other    4.6%

*Determined using the higher of the credit ratings assigned to each security by Moody's Investors Service, Inc. and Standard & Poor's (or, if unrated, of comparable quality as determined by Loomis Sayles).

                                                              Effective Maturity

                                     [CHART]

                                    Pie chart

1 year or less       36.5%
1-5 years            35.2%
5-10 years           24.7%
10+ years             3.6%

                      Average Effective Maturity: 8.7 years

See page 3 for descriptions of the fund's indexes.

A large portion of the fund is currently held by a limited number of Japanese brokerage firms. Economic, regulatory, political or other developments affecting Japanese investors or brokerage firms could result in a substantial number of redemptions within a limited period of time. Such redemptions could necessitate the sale of securities that the fund's adviser would otherwise prefer to hold. This could result in costs to the fund and its shareholders such as increased brokerage commissions and other transaction costs, market impact costs and taxes on realized gains. In addition, the decreased size of the fund would likely cause its total expense ratio to increase.

Notes to Charts

/1/ Returns shown in the chart include performance of the fund's Retail Class shares (inception: 12/31/96), which were converted to Class A shares on 9/12/03. Retail Class was closed on 12/18/00 and recommenced operations on 1/31/02; Institutional Class performance is shown for the intervening period, adjusted to reflect the higher expenses paid by Class A shares. The restatement of the fund's performance to reflect Class A expenses is based on the net expenses of the Class after taking into effect the fund's current expense cap arrangements. For periods prior to the inception of Class B and C shares (9/12/03), performance is based on prior Institutional Class performance, restated to reflect the loads and expenses of Class B and C shares, respectively. Class Y performance has been restated to reflect the net expenses of the Institutional Class after taking into effect the fund's current expense cap arrangements. For periods prior to the inception of Class J shares (5/24/99), performance is based on prior Institutional Class performance, restated to reflect the load and expenses of Class J shares. The growth of $10,000 chart reflects the performance of Class A shares rather than Class Y shares, because Class A shares include the highest sales charge. Prior to 9/12/03, the fund (except Class J) was offered without a sales charge.
/2/  Does not include a sales charge.
/3/  Includes maximum sales charge of 4.50%.
/4/ Performance for Class B shares assumes a maximum 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C shares performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase. Performance for Class J shares assumes a 3.50% sales charge.
/5/ Fund performance has been increased by expense waivers, without which performance would have been lower.
/6/ The since-inception performance comparisons shown are calculated from 12/31/96.

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                             Additional Information
--------------------------------------------------------------------------------

The views expressed in this report reflect those of the portfolio managers as of the dates indicated. The managers' views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the fund is actively managed, there is no assurance that it will continue to invest in the securities or industries mentioned.

For more complete information on any CDC Nvest Fund, contact your financial professional or call CDC IXIS Asset Management Distributors, L.P. and ask for a free prospectus, which contains more complete information including charges and other ongoing expenses. Investors should consider a fund's objective, risks and expenses carefully before investing. This and other fund information can be found in the prospectus. Please read the prospectus carefully before investing.

Index/Average Descriptions:

The Lehman Government/Credit Index is an unmanaged list of publicly traded bonds, including U.S. government bonds, Treasury securities and corporate bonds.

Lipper BBB Rated Funds Index is the average performance without sales charges of funds with similar investment objectives as calculated by Lipper, Inc.

Proxy Voting Information

A description of the Fund's proxy voting policies and procedures is available
(i) without charge, upon request, by calling CDC Nvest Funds at 800-225-5478;
(ii) on the Fund's web-site at www.cdcnvestfunds.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

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                NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE
--------------------------------------------------------------------------------

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       Loomis Sayles Investment Grade Bond Fund -- Schedule of Investments
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Investments as of March 31, 2004 (unaudited)

  Principal
   Amount     Description                                                        Value (a)
-------------------------------------------------------------------------------------------
Bonds and Notes -- 95.5% of Total Net Assets
              Non -- Convertible Bonds -- 94.1%
              Aerospace/Defense -- 1.6%
$ 5,500,000   Raytheon Co., 6.400%, 12/15/18                                   $  6,088,929
    250,000   Raytheon Co., 7.200%, 8/15/27                                         288,214
    145,000   Raytheon Co., 7.375%, 7/15/25                                         153,930
                                                                               ------------
                                                                                  6,531,073
                                                                               ------------
              Airlines -- 2.0%
    542,906   American Airlines, Inc., 6.978%, 4/01/11                              554,639
  1,000,000   American Airlines, Inc., Class B, 8.608%, 4/01/11                     959,606
  1,959,138   Continental Airlines, Inc., 6.703%, 12/15/22                        1,928,280
    809,154   Continental Airlines, Inc., Series 1998-1A, 6.648%, 9/15/17           791,679
    717,564   Continental Airlines, Inc., Series 1999-1A, 6.545%, 2/02/19           706,813
    394,892   Continental Airlines, Inc., Series 1999-2, 7.256%, 3/15/20            400,934
  1,916,044   Continental Airlines, Inc., Series 2000-2, 7.707%, 10/02/22         1,945,371
    650,000   Delta Air Lines, Inc., 8.300%, 12/15/29                               373,750
    655,765   US Airways, 6.850%, 1/30/18                                           619,171
                                                                               ------------
                                                                                  8,280,243
                                                                               ------------
              Asset-Backed Securities -- 0.7%
  1,353,052   Community Program Loan Trust, Series 1987-A, Class A4,
                 4.500%, 10/01/18                                                 1,374,098
  1,700,000   Community Program Loan Trust, Series 1987-A, Class A5,
                 4.500%, 4/01/29                                                  1,595,925
                                                                               ------------
                                                                                  2,970,023
                                                                               ------------
              Automotive -- 4.6%
    375,000   Cummins Engine Co., Inc., 7.125%, 3/01/28                             371,250
  3,150,000   Delphi Automotive Systems Corp., 7.125%, 5/01/29                    3,311,299
  2,500,000   Ford Motor Co., 6.375%, 2/01/29                                     2,225,907
    600,000   Ford Motor Credit Co., 7.250%, 2/22/05 (GBP)                        1,119,967
    700,000   Ford Motor Credit Co., 7.375%, 10/28/09                               768,351
  1,500,000   General Motors Acceptance Corp., 6.875%, 9/15/11                    1,627,367
  3,000,000   General Motors Acceptance Corp., 7.000%, 12/07/05 (GBP)             5,643,533
  3,050,000   General Motors Acceptance Corp., 7.500%, 12/01/06 (NZD)             2,041,487
    700,000   General Motors Corp., 6.750%, 5/01/28                                 686,097
    950,000   GMAC International Finance BV, 8.000%, 3/14/07 (NZD)                  643,603
                                                                               ------------
                                                                                 18,438,861
                                                                               ------------
              Banking -- 0.1%
    100,000   Key Bank NA, 6.950%, 2/01/28                                          114,327
    250,000   Keycorp Capital III, 7.750%, 7/15/29                                  298,131
                                                                               ------------
                                                                                    412,458
                                                                               ------------
              Beverages -- 0.4%
  1,525,000   Cia Brasileira de Bebidas, 8.750%, 9/15/13 144A                     1,673,687
                                                                               ------------
              Chemicals -- 0.1%
    500,000   IMC Global, Inc., 7.300%, 1/15/28                                     527,500
                                                                               ------------
              Consumer Products -- 0.4%
  1,400,000   Bausch & Lomb, Inc., 7.125%, 8/01/28                                1,474,735
                                                                               ------------
              Electric -- 3.6%
  2,750,000   Constellation Energy Group, Inc., 4.550%, 6/15/15                   2,610,976
  5,000,000   Empresa Nacional de Electricidad SA (Endesa-Chile),
                 7.875%, 2/1/27                                                   5,202,035
  1,000,000   Empresa Nacional de Electricidad SA (Endesa-Chile),
                 8.350%, 8/1/13                                                   1,128,282
  4,000,000   Enersis SA, 7.400%, 12/01/16                                        4,101,252
  1,500,000   MidAmerican Energy Holdings Co., 5.875%, 10/01/12                   1,621,217
     46,875   Quezon Power Philippines Co., 8.860%, 6/15/17                          41,719
                                                                               ------------
                                                                                 14,705,481
                                                                               ------------
              Electronics -- 2.0%
$   500,000   Motorola, Inc., 5.800%, 10/15/08                                 $    532,011
    900,000   Motorola, Inc., 6.500%, 11/15/28                                      913,577
    250,000   Motorola, Inc., 6.750%, 2/01/06                                       268,893
    625,000   Motorola, Inc., 7.625%, 11/15/10                                      727,232
  1,625,000   Motorola, Inc., 8.000%, 11/01/11                                    1,941,654
  3,115,000   Samsung Electronics Co. Ltd., 7.700%, 10/01/27 144A                 3,498,992
                                                                               ------------
                                                                                  7,882,359
                                                                               ------------
              Foreign Agencies -- 0.0%
    220,000   Alberta Municipal Funding Corp., 5.700%, 9/01/11 (CAD)                181,980
                                                                               ------------
              Foreign Local Governments -- 8.0%
 19,100,000   Kommunekredit, 5.000%, 6/07/06 (NOK)                                2,922,411
     74,355   New Brunswick FM Project, 6.470%, 11/30/27 (CAD)                       62,962
     38,092   Province of Alberta, 5.930%, 9/16/16 (CAD)                             31,860
  6,600,000   Province of British Columbia, Zero Coupon Bond, 6/09/14 (CAD)       3,078,491
  1,025,000   Province of British Columbia, 5.250%, 12/01/06 (CAD)                  830,310
    175,000   Province of British Columbia, 6.000%, 6/09/08 (CAD)                   146,745
  3,275,000   Province of British Columbia, 6.250%, 12/01/09 (CAD)                2,798,405
  6,510,000   Province of Manitoba, 5.750%, 6/02/08 (CAD)                         5,409,448
     25,000   Province of Manitoba, 6.500%, 9/22/17 (CAD)                            22,003
  5,000,000   Province of Manitoba (Certificate of Deposit), Zero Coupon
                 Bond, 7/22/13 (CAD)                                              2,421,305
    500,000   Province of Nova Scotia, 6.600%, 6/01/27 (CAD)                        435,551
    700,000   Province of Ontario, 3.500%, 9/08/06 (CAD)                            543,571
  4,490,000   Province of Ontario, 5.900%, 3/08/06 (CAD)                          3,641,952
  6,600,000   Province of Saskatchewan, Zero Coupon Bond, 4/10/14 (CAD)           3,087,292
  7,500,000   Province of Saskatchewan, 4.750%, 12/01/06 (CAD)                    6,003,201
    550,000   Province of Saskatchewan, 5.500%, 6/02/08 (CAD)                       453,042
  1,000,000   South Australia Government Finance Authority, Zero Coupon
                 Bond, 12/21/15 (AUD)                                               391,043
                                                                               ------------
                                                                                 32,279,592
                                                                               ------------
              Government Agencies -- 16.8%
  1,250,000   Federal Home Loan Mortgage Corp., 3.220%, 6/20/07 (SGD)               779,141
  5,800,000   Federal Home Loan Mortgage Corp., 4.625%, 2/15/07 (EUR)             7,525,414
  9,250,000   Federal Home Loan Mortgage Corp., 5.500%, 9/15/11                  10,227,475
  7,500,000   Federal Home Loan Mortgage Corp., 5.750%, 1/15/12                   8,401,267
    700,000   Federal National Mortgage Association, Zero Coupon Bond,
                 10/29/07 (NZD)                                                     380,756
 16,000,000   Federal National Mortgage Association, 2.290%, 2/19/09 (SGD)        9,521,892
  2,150,000   Federal National Mortgage Association, 2.375%, 2/15/07              2,159,875
  1,000,000   Federal National Mortgage Association, 4.250%, 7/15/07              1,057,406
  3,950,000   Federal National Mortgage Association, 5.250%, 1/15/09              4,339,126
  1,850,000   Federal National Mortgage Association, 5.375%, 11/15/11             2,030,908
 17,450,000   Federal National Mortgage Association, 5.500%, 3/15/11             19,331,372
  2,500,000   Federal National Mortgage Association, 6.375%, 8/15/07 (AUD)        1,961,911
                                                                               ------------
                                                                                 67,716,543
                                                                               ------------
              Healthcare -- 3.9%
  2,625,000   Columbia/HCA Healthcare Corp., 7.050%, 12/01/27                     2,630,665
    250,000   Columbia/HCA Healthcare Corp., 7.500%, 12/15/23                       263,764
    620,000   Columbia/HCA Healthcare Corp., 7.580%, 9/15/25                        657,443
  1,000,000   Columbia/HCA Healthcare Corp., 7.750%, 7/15/36                      1,071,073
  2,000,000   HCA, Inc., 5.250%, 11/06/08                                         2,067,312
  5,000,000   HCA, Inc., 5.750%, 3/15/14                                          4,995,915
    800,000   HCA, Inc., 6.250%, 2/15/13                                            833,598
  3,250,000   HCA, Inc., 6.300%, 10/01/12                                         3,406,488
                                                                               ------------
                                                                                 15,926,258
                                                                               ------------
              Home Construction -- 0.1%
    250,000   Pulte Homes, Inc., 5.250%, 1/15/14                                    252,106
     25,000   Pulte Homes, Inc., 6.375%, 5/15/33                                     24,916
                                                                               ------------
                                                                                    277,022
                                                                               ------------

                 See accompanying notes to financial statements.               4

--------------------------------------------------------------------------------
                   Loomis Sayles Investment Grade Bond Fund --
                       Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of March 31, 2004 (unaudited)

  Principal
   Amount     Description                                                        Value (a)
-------------------------------------------------------------------------------------------
              Independent/Energy -- 0.4%
$   500,000   Devon Financing Corp. LLC, 7.875%, 9/30/31                       $    615,251
  1,040,000   Pioneer Natural Resources Co., 7.200%, 1/15/28                      1,183,894
                                                                               ------------
                                                                                  1,799,145
                                                                               ------------
              Information/Data Technology -- 0.7%
  2,500,000   Arrow Electronics, Inc., 6.875%, 7/01/13                            2,715,917
                                                                               ------------
              Integrated/Energy -- 0.3%
    150,000   Cerro Negro Finance Ltd., 7.900%, 12/01/20 144A                       128,250
    100,000   PDVSA Finance Ltd., 7.400%, 8/15/16                                    85,750
    200,000   PDVSA Finance Ltd., 7.500%, 11/15/28                                  161,000
    200,000   Petrozuata Finance, Inc., 8.220%, 4/01/17 144A                        182,000
    400,000   Repsol International Finance BV, 5.750%, 12/04/06 (EUR)               527,632
                                                                               ------------
                                                                                  1,084,632
                                                                               ------------
              Life Insurance -- 3.3%
 11,700,000   ASIF Global Financing XXVII, 2.380%, 2/26/09 144A (SGD)             6,938,795
  1,500,000   Provident Companies, Inc., 7.250%, 3/15/28                          1,411,521
  2,175,000   UnumProvident Corp., 6.750%, 12/15/28                               2,011,470
  3,000,000   UnumProvident Corp., 7.375%, 6/15/32                                2,865,753
                                                                               ------------
                                                                                 13,227,539
                                                                               ------------
              Media Cable -- 1.1%
  3,750,000   Cox Communications, Inc., Class A, 6.750%, 3/15/11                  4,268,055
                                                                               ------------
              Media NonCable -- 0.9%
  2,500,000   Clear Channel Communications, Inc., 4.250%, 5/15/09                 2,553,945
  1,000,000   Clear Channel Communications, Inc., 5.750%, 1/15/13                 1,059,308
                                                                               ------------
                                                                                  3,613,253
                                                                               ------------
              Metals & Mining -- 0.4%
  1,500,000   Teck Cominco Ltd., 7.000%, 9/15/12                                  1,705,753
                                                                               ------------
              Mortgage Related -- 0.9%
  3,000,000   Bank of America Commercial Mortgage, Inc., 5.460%, 4/11/37          3,273,957
    348,186   Federal Home Loan Mortgage Corp., 5.000%, 12/01/31                    350,164
    105,228   Federal National Mortgage Association, 6.000%, 7/01/29                109,802
                                                                               ------------
                                                                                  3,733,923
                                                                               ------------
              Non Captive Consumer -- 0.3%
  1,000,000   Capital One Bank, 6.700%, 5/15/08                                   1,120,284
                                                                               ------------
              Non Captive Diversified -- 0.1%
    500,000   General Electric Capital Corp., 1.725%, 6/27/08 (SGD)                 290,365

              Oil Field Services -- 0.6%
    250,000   Ensco International, Inc., 6.750%, 11/15/07                           281,447
    250,000   Ensco International, Inc., 7.200%, 11/15/27                           291,921
    250,000   Global Marine, Inc., 7.000%, 6/01/28                                  287,625
    665,000   Pecom Energia SA, 8.125%, 7/15/10 144A                                681,625
    600,000   Transocean Sedco Forex, Inc., 7.375%, 4/15/18                         727,381
                                                                               ------------
                                                                                  2,269,999
                                                                               ------------
              Paper -- 2.4%
    500,000   Boise Cascade Corp., 7.350%, 2/01/16                                  528,696
  1,000,000   Boise Cascade Corp., Series A, 7.450%, 8/10/11                      1,056,507
  2,225,000   Georgia-Pacific Group, 7.375%, 12/01/25                             2,202,750
  2,570,000   Georgia-Pacific Group, 7.750%, 11/15/29                             2,608,550
    400,000   Weyerhaeuser Co., 6.750%, 3/15/12                                     451,860
    500,000   Weyerhaeuser Co., 6.950%, 10/01/27                                    543,775
  1,000,000   Weyerhaeuser Co., 7.125%, 7/15/23                                   1,111,502
  1,000,000   Weyerhaeuser Co., 7.375%, 3/15/32                                   1,147,770
                                                                               ------------
                                                                                  9,651,410
                                                                               ------------
              Pharmaceuticals -- 0.1%
    500,000   Schering-Plough Corp., 5.300%, 12/01/13                               521,500
                                                                               ------------
              Pipelines -- 2.2%
  2,425,000   Coastal Corp., 6.950%, 6/01/28                                      1,800,562
  2,200,000   El Paso Corp., 5.750%, 3/14/06                                      2,504,270
$   375,000   El Paso Corp., 7.000%, 5/15/11                                   $    321,563
  1,150,000   El Paso Energy Corp., 6.750%, 5/15/09                               1,014,875
  1,000,000   KN Capital Trust, 7.630%, 4/15/28                                   1,152,977
    750,000   Southern Natural Gas Co., 7.350%, 2/15/31                             720,000
    700,000   Tennessee Gas Pipeline Co., 7.000%, 10/15/28                          654,500
    815,000   Tennessee Gas Pipeline Co., 7.500%, 4/01/17                           841,488
                                                                               ------------
                                                                                  9,010,235
                                                                               ------------
              Property & Casualty Insurance -- 0.3%
  1,000,000   Aon Corp., 7.375%, 12/14/12                                         1,176,972

              Railroads -- 1.1%
  5,000,000   Canadian Pacific Railway Ltd., 4.900%, 6/15/10 144A (CAD)           3,882,387
     39,000   Missouri Pacific Railroad Co., 4.250%, 1/01/05                         39,080
    195,000   Missouri Pacific Railroad Co., 4.750%, 1/01/20                        156,120
    243,000   Missouri Pacific Railroad Co., 4.750%, 1/01/30                        191,524
     50,000   Missouri Pacific Railroad Co., 5.000%, 1/01/45                         37,063
                                                                               ------------
                                                                                  4,306,174
                                                                               ------------
              Real Estate Investment Trusts -- 1.7%
  1,000,000   EOP Operating LP, 6.750%, 2/15/12                                   1,141,190
    100,000   First Industrial LP, 7.500%, 12/01/17                                 116,627
    150,000   First Industrial LP, 7.600%, 7/15/28                                  165,560
  1,075,000   Highwoods Realty LP, 7.500%, 4/15/18                                1,205,433
  2,370,000   New Plan Excel Realty Trust, 5.875%, 6/15/07                        2,626,816
  1,000,000   Spieker Properties, Inc., 7.350%, 12/01/17                          1,186,546
    200,000   TriNet Corporate Realty Trust, Inc., 7.700%, 7/15/17                  221,500
                                                                               ------------
                                                                                  6,663,672
                                                                               ------------
              Refining -- 0.0%
    100,000   Merey Sweeny LP, 8.850%, 12/18/19 144A                                116,822
                                                                               ------------
              Restaurants -- 0.2%
  1,000,000   McDonald's Corp., 3.627%, 10/10/10 (SGD)                              610,505
                                                                               ------------
              Retailers -- 0.4%
    250,000   J.C. Penney Co., Inc., 6.875%, 10/15/15                               275,625
     22,000   J.C. Penney Co., Inc., 7.125%, 11/15/23                                24,860
    150,000   J.C. Penney Co., Inc., 7.650%, 8/15/16                                175,125
    650,000   J.C. Penney Co., Inc., 7.950%, 4/01/17                                768,625
    500,000   Lowe's Cos., Inc., 6.500%, 3/15/29                                    562,987
                                                                               ------------
                                                                                  1,807,222
                                                                               ------------
              Sovereigns -- 13.0%
  3,925,000   Canadian Government, 3.500%, 6/01/04 (CAD)                          2,997,697
 16,265,000   Canadian Government, 4.500%, 9/01/07 (CAD)                         12,996,384
  9,600,000   Canadian Government, 5.500%, 6/01/10 (CAD)                          7,981,529
  2,825,000   Canadian Government, 6.000%, 9/01/05 (CAD)                          2,266,996
  5,000,000   Canadian Government, 6.000%, 6/01/08 (CAD)                          4,212,672
  3,670,000   Petroleos Mexicanos, 8.625%, 12/01/23 144A                          4,220,500
  2,586,182   PF Export Receivables Master Trust, 6.436%, 6/01/15 144A            2,660,845
  1,200,000   Republic of Brazil, 8.250%, 1/20/34                                 1,020,000
    325,000   Republic of Brazil, 8.875%, 4/15/24                                   297,375
     10,000   Republic of Brazil, 10.125%, 5/15/27                                   10,120
    250,000   Republic of Brazil, 11.000%, 8/17/40                                  267,000
    615,703   Republic of Brazil C Bond, 8.000%, 4/15/14                            600,310
    455,000   Republic of Dominican, 9.040%, 1/23/13 144A                           327,600
    250,000   Republic of Peru, 4.500%, 3/07/17 (step to 5.000% on
                 3/07/05) (c)                                                       217,500
    500,000   Republic of South Africa, 5.250%, 5/16/13 (EUR)                       612,716
    200,000   Republic of South Africa, 8.500%, 6/23/17                             248,250
    150,000   Republic of South Africa, 12.500%, 12/21/06 (ZAR)                      25,494
    100,000   Republic of Venezuela, 9.250%, 9/15/27                                 88,900
    500,000   SP Powerassets Ltd., 3.730%, 10/22/10 (SGD)                           310,143
  3,950,000   Tenaga Nasional Berhad, 7.500%, 11/01/25 144A                       4,359,011

5                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                   Loomis Sayles Investment Grade Bond Fund --
                       Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of March 31, 2004 (unaudited)

  Principal
   Amount     Description                                                        Value (a)
-------------------------------------------------------------------------------------------
              Sovereigns -- continued
$ 2,500,000   United Mexican States, 5.375%, 6/10/13 (EUR)                     $  3,096,496
  1,500,000   United Mexican States, 7.500%, 1/14/12                              1,743,750
    750,000   United Mexican States, 8.300%, 8/15/31                                881,250
    900,000   United Mexican States, 8.375%, 1/14/11                              1,090,800
                                                                               ------------
                                                                                 52,533,338
                                                                               ------------
              Sovereigns Non Callable -- 6.3%
  5,150,000   Government of New Zealand, 6.000%, 11/15/11 (NZD)                   3,493,300
 55,815,000   Government of Sweden, 5.250%, 3/15/11 (SEK)                         8,015,126
  9,825,000   Government of Sweden, 6.500%, 5/05/08 (SEK)                         1,463,913
 15,000,000   Kingdom of Norway, 5.500%, 5/15/09 (NOK)                            2,387,362
 62,150,000   Kingdom of Norway, 6.750%, 1/15/07 (NOK)                           10,012,602
                                                                               ------------
                                                                                 25,372,303
                                                                               ------------
              Supranational -- 1.6%
    300,000   Eurofima, 6.250%, 12/28/18 (AUD)                                      236,302
  1,500,000   Eurofima, 6.500%, 8/22/11 (AUD)                                     1,181,895
  2,585,000   International Bank for Reconstruction & Development, Zero
                 Coupon Bond, 8/20/07 (NZD)                                       1,416,201
  1,000,000   International Bank for Reconstruction & Development, 5.500%,
                 11/3/08 (NZD)                                                      657,958
  4,045,000   International Bank for Reconstruction & Development, 8.000%,
                 5/23/07 (NZD)                                                    2,854,435
                                                                               ------------
                                                                                  6,346,791
                                                                               ------------
              Textile -- 0.0%
     25,000   Kellwood Co., 7.625%, 10/15/17                                         27,625
                                                                               ------------
              Tobacco -- 0.6%
  2,000,000   Altria Group, Inc., 7.000%, 11/04/13                                2,204,082
    375,000   Loews Corp., 7.000%, 10/15/23                                         379,649
                                                                               ------------
                                                                                  2,583,731
                                                                               ------------
              Transportation Services -- 0.5%
    510,214   Atlas Air Worldwide Holdings, Inc., 7.200%, 1/02/19 (d)               478,678
    635,513   Atlas Air, Inc., Series A, 7.380%, 1/02/18 (d)                        603,280
  1,000,000   ERAC USA Finance Co., 6.800%, 2/15/08 144A                          1,126,574
                                                                               ------------
                                                                                  2,208,532
                                                                               ------------
              Treasuries -- 6.5%
  2,150,000   U.S. Treasury Notes, 1.625%, 9/30/05                                2,159,742
    500,000   U.S. Treasury Notes, 1.625%, 10/31/05                                 501,992
  5,000,000   U.S. Treasury Notes, 1.625%, 2/28/06                                5,007,810
 12,000,000   U.S. Treasury Notes, 1.875%, 12/31/05                              12,083,904
  1,000,000   U.S. Treasury Notes, 2.375%, 8/15/06                                1,014,727
  4,900,000   U.S. Treasury Notes, 5.750%, 8/15/10                                5,625,812
                                                                               ------------
                                                                                 26,393,987
                                                                               ------------
              Wireless -- 0.9%
  1,000,000   America Movil SA de CV, 4.125%, 3/01/09 144A                        1,001,951
  2,000,000   INTELSAT, 7.625%, 4/15/12                                           2,312,122
    450,000   Nextel Communications, Inc., 9.375%, 11/15/09                         489,375
                                                                               ------------
                                                                                  3,803,448
                                                                               ------------
              Wirelines -- 3.0%
  3,220,000   AT&T Corp., 6.750%, 11/21/06 (EUR)                                  4,302,064
  1,400,000   Philippine Long Distance Telephone Co., 8.350%, 3/06/17             1,274,000
  3,400,000   Sprint Capital Corp., 6.875%, 11/15/28                              3,530,870
    500,000   Sprint Capital Corp., 6.900%, 5/01/19                                 546,444
  1,000,000   Telekom Malaysia Berhad, 7.875%, 8/01/25 144A                       1,181,537
    250,000   US West Capital Funding, Inc., 6.500%, 11/15/18                       198,750
  1,650,000   US West Capital Funding, Inc., 6.875%, 7/15/28                      1,278,750
                                                                               ------------
                                                                                 12,312,415
                                                                               ------------
              Total Non-Convertible Bonds
                 (Identified Cost $343,756,372)                                 380,553,362
                                                                               ------------
              Convertible Bonds-- 1.4%
              Independent/Energy -- 0.6%
$   500,000   Devon Energy Corp., 4.900%, 8/15/08                              $    513,750
  1,750,000   Devon Energy Corp., 4.950%, 8/15/08                                 1,798,125
                                                                               ------------
                                                                                  2,311,875
                                                                               ------------
              Tobacco -- 0.7%
  3,040,000   Loews Corp., 3.125%, 9/15/07                                        3,002,000
                                                                               ------------
              Wirelines -- 0.1%
    340,000   Telus Corp., 6.750%, 6/15/10 (CAD)                                    272,031
                                                                               ------------
              Total Convertible Bonds
                 (Identified Cost $5,239,639)                                     5,585,906
                                                                               ------------
              Total Bonds and Notes
                 (Identified Cost $348,996,011)                                 386,139,268
                                                                               ------------
Short Term Investment -- 2.4% of Total Net Assets
  9,718,000   Repurchase Agreement with State Street Corp., dated 3/31/04 at 0.350% to be repurchased at $9,718,094 on 4/01/04
                 collateralized by $9,865,000 U.S. Treasury Note, 1.750% due
                 12/31/04 with a value of $9,914,325                              9,718,000
                                                                               ------------
              Total Short Term Investment
                 (Identified Cost $9,718,000)                                     9,718,000
                                                                               ------------
              Total Investments -- 97.9%
                 (Identified Cost $358,714,011) (b)                             395,857,268
              Other assets less liabilities -- 2.1%                               8,424,039
                                                                               ------------
              Net Assets -- 100%                                               $404,281,307
                                                                               ------------
(a)           See Note 2a of Notes to Financial Statements.
(b)           Federal Tax Information:
              At March 31, 2004, the net unrealized appreciation on
                 investments based on cost of $359,755,278 for federal
                 income tax purposes was as follows:
              Aggregate gross unrealized appreciation for all investments
                 in which there is an excess of value over tax cost            $ 38,839,267
              Aggregate gross unrealized depreciation for all investments
                 in which there is an excess of tax cost over value              (2,737,277)
                                                                               ------------
              Net unrealized appreciation                                      $ 36,101,990
                                                                               ============

(c) Step Bond: Coupon is zero or below market rate for an initial period and then increases at a specified date and rate.
(d)           Issuer in bankruptcy filing.
144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
              Key to Abbreviations: AUD: Australian Dollar; CAD: Canadian
              Dollar; EUR: Euro; GBP: Great British Pound; NOK: Norwegian
              Krone; NZD: New Zealand Dollar; SEK: Swedish Krona;
              SGD: Singapore Dollar; ZAR: South African Rand

               See accompanying notes to financial statements.                 6

                       This Page Intentionally Left Blank

--------------------------------------------------------------------------------
                        Statement of Assets & Liabilities
--------------------------------------------------------------------------------

March 31, 2004 (unaudited)

ASSETS
   Investments at value (Identified cost $358,714,011)              $395,857,268
   Cash                                                                      641
   Receivable for Fund shares sold                                     5,680,723
   Receivable for securities sold                                      1,839,686
   Interest receivable                                                 5,268,399
   Receivable from investment adviser                                     26,187
                                                                    ------------
      TOTAL ASSETS                                                   408,672,904
                                                                    ------------
LIABILITIES
   Payable for securities purchased                                    2,162,708
   Payable for Fund shares redeemed                                    1,920,397
   Management fees payable                                               134,074
   Deferred Trustees' fees payable                                         5,785
   Accounting and administrative fees payable                             49,480
   Service and distribution fees payable                                   7,927
   Transfer agent fees payable                                             5,821
   Other accounts payable and accrued expenses                           105,405
                                                                    ------------
      TOTAL LIABILITIES                                                4,391,597
                                                                    ------------
NET ASSETS                                                          $404,281,307
                                                                    ============
NET ASSETS CONSIST OF:
   Paid in capital                                                  $360,727,946
   Undistributed net investment income                                   620,048
   Accumulated net realized gain (loss) on investments                 5,764,056
   Unrealized appreciation (depreciation) on:
      Investments                                                     37,143,257
      Foreign currency translations                                       26,000
                                                                    ------------
NET ASSETS                                                          $404,281,307
                                                                    ============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
   Class A shares:
      Net assets                                                    $  7,603,391
                                                                    ============
      Shares of beneficial interest                                      638,583
                                                                    ============
      Net asset value and redemption price per share                $      11.91
                                                                    ============
      Offering price per share (100/95.50 of $11.91)                $      12.47
                                                                    ============
   Class B shares: (redemption price is equal to net asset value less any applicable contingent deferred sales charges)
      Net assets                                                    $  1,114,613
                                                                    ============
      Shares of beneficial interest                                       93,811
                                                                    ============
      Net asset value and offering price per share                  $      11.88
                                                                    ============
   Class C shares: (redemption price is equal to net asset value less any applicable contingent deferred sales charges)
      Net assets                                                    $  5,337,733
                                                                    ============
      Shares of beneficial interest                                      449,448
                                                                    ============
      Net asset value and offering price per share                  $      11.88
                                                                    ============
   Class Y shares:
      Net assets                                                    $ 10,353,790
                                                                    ============
      Shares of beneficial interest                                      869,246
                                                                    ============
      Net asset value, offering and redemption price per
         share                                                      $      11.91
                                                                    ============
   Class J shares:
      Net assets                                                    $379,871,780
                                                                    ============
      Shares of beneficial interest                                   31,939,150
                                                                    ============
      Net asset value and redemption price per share                $      11.89
                                                                    ============
      Offering price per share (100/96.50 of $11.89)                $      12.32
                                                                    ============

                See accompanying notes to financial statements.                8

--------------------------------------------------------------------------------
                             Statement of Operations
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2004 (unaudited)

INVESTMENT INCOME
   Interest (Net of foreign taxes of $231)                           $ 9,988,148
                                                                     -----------
   Expenses
      Management fees                                                    727,107
      Service fees - Class A                                               4,174
      Service and distribution fees - Class B                              3,338
      Service and distribution fees - Class C                              8,440
      Service and distribution fees - Class J                          1,303,904
      Trustees' fees and expenses                                         12,265
      Accounting and administrative fees                                 119,276
      Custodian                                                           77,392
      Transfer agent fees and expenses - Class A, Class B, Class C        29,983
      Transfer agent fees and expenses - Class Y                           4,568
      Transfer agent fees and expenses - Class J                           7,576
      Audit and tax services                                              24,869
      Registration - Class A, Class B, Class C, Class Y                   25,032
      Registration - Class J                                               4,308
      Shareholder reporting - Class A, Class B, Class C, Class Y           1,194
      Shareholder reporting - Class J                                     79,666
      Legal - Class A, Class B, Class C, Class Y                             727
      Legal - Class J                                                     11,813
      Miscellaneous                                                       26,237
                                                                     -----------
   Total expenses                                                      2,471,869
      Less reimbursement/waiver                                         (149,169)
                                                                     -----------
   Net expenses                                                        2,322,700
                                                                     -----------
   Net investment income                                               7,665,448
                                                                     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
   CURRENCY TRANSACTIONS
   Realized gain (loss) on:
      Investments - net                                                6,326,565
      Foreign currency transactions - net                                195,522
   Change in unrealized appreciation (depreciation) on:
      Investments - net                                                8,334,316
      Foreign currency translations - net                                (44,033)
                                                                     -----------
   Net realized and unrealized gain
      on investments and foreign currency transactions                14,812,370
                                                                     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $22,477,818
                                                                     ===========

9                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                 Six Months Ended     Year Ended
                                                                  March 31, 2004    September 30,
                                                                    (unaudited)          2003
                                                                 ----------------   -------------
FROM OPERATIONS:
   Net investment income                                           $  7,665,448     $ 13,143,561
   Net realized gain (loss) on investments and
      foreign currency transactions                                   6,522,087        7,301,351
   Net change in unrealized appreciation (depreciation)
      of investments and foreign currency translations                8,290,283       26,525,266
                                                                   ------------     ------------
   Increase (decrease) in net assets resulting from operations       22,477,818       46,970,178
                                                                   ------------     ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
      Class A                                                           (75,098)         (14,107)
      Class B                                                           (14,174)              --
      Class C                                                           (31,159)              --
      Class Y                                                          (297,379)        (479,608)
      Class J                                                        (8,759,177)     (12,943,344)
      Admin Class*                                                           --             (407)
   Capital gains:
      Class A                                                           (13,621)          (9,934)
      Class B                                                            (3,141)              --
      Class C                                                            (4,478)              --
      Class Y                                                           (60,972)        (100,475)
      Class J                                                        (2,012,830)      (3,952,008)
                                                                   ------------     ------------
                                                                    (11,272,029)     (17,499,883)
                                                                   ------------     ------------

INCREASE (DECREASE) IN NET ASSETS DERIVED
   FROM CAPITAL SHARES TRANSACTIONS                                  45,889,304       98,715,417
                                                                   ------------     ------------
   Total increase (decrease) in net assets                           57,095,093      128,185,712

NET ASSETS
   Beginning of period                                              347,186,214      219,000,502
                                                                   ------------     ------------
   End of period                                                   $404,281,307     $347,186,214
                                                                   ------------     ------------

UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME              $    620,048     $  2,131,587
                                                                   ============     ============

*On May 21, 2003, all outstanding Admin Class shares were automatically converted into Retail Class shares.

                 See accompanying notes to financial statements.              10

--------------------------------------------------------------------------------
                              Financial Highlights
--------------------------------------------------------------------------------

For a share outstanding throughout each period

                                Income (loss) from investment operations:                 Less distributions:
                    Net asset   -----------------------------------------   ----------------------------------------------
                     value,                    Net realized                    Dividends     Distributions
                    beginning        Net      and unrealized   Total from        from           from net
                       of        investment   gain (loss) on   investment   net investment      realized         Total
                   the period      income       investments    operations       income       capital gains   distributions
                   ----------    ----------   --------------   ----------   --------------   -------------   -------------
   Class A
 3/31/2004(m)        $11.54       $0.26(d)       $ 0.51        $ 0.77          $(0.33)         $(0.07)         $(0.40)
 9/30/2003            10.23        0.58(d)         1.46          2.04           (0.59)          (0.14)          (0.73)
 9/30/2002(f)(h)      10.18        0.39(d)         0.04          0.43           (0.38)             --           (0.38)
12/18/2000(i)          9.91        0.13(d)         0.24          0.37           (0.14)             --           (0.14)
 9/30/2000             9.95        0.71(d)        (0.05)         0.66           (0.70)             --           (0.70)
 9/30/1999            10.27        0.64           (0.03)         0.61           (0.67)          (0.26)          (0.93)
 9/30/1998(k)         10.59        0.48           (0.49)        (0.01)          (0.31)             --           (0.31)
12/31/1997(l)         10.00        0.62(d)         0.78          1.40           (0.69)          (0.12)          (0.81)

   Class B
 3/31/2004(m)         11.53        0.22(d)         0.49          0.71           (0.29)          (0.07)          (0.36)
 9/30/2003(g)         11.21        0.02(d)         0.30          0.32              --              --              --

   Class C
 3/31/2004(m)         11.53        0.21(d)         0.50          0.71           (0.29)          (0.07)          (0.36)
 9/30/2003(g)         11.21        0.02(d)         0.30          0.32              --              --              --

   Class Y
 3/31/2004(m)         11.54        0.29(d)         0.49          0.78           (0.34)          (0.07)          (0.41)
 9/30/2003            10.23        0.61(d)         1.46          2.07           (0.62)          (0.14)          (0.76)
 9/30/2002(f)         10.09        0.62(d)         0.09          0.71           (0.55)          (0.02)          (0.57)
 9/30/2001             9.92        0.65(d)         0.18          0.83           (0.66)             --           (0.66)
 9/30/2000             9.96        0.73(d)        (0.05)         0.68           (0.72)             --           (0.72)
 9/30/1999            10.28        0.76           (0.12)         0.64           (0.70)          (0.26)          (0.96)

   Class J
 3/31/2004(m)         11.53        0.24(d)         0.49          0.73           (0.30)          (0.07)          (0.37)
 9/30/2003            10.22        0.52(d)         1.47          1.99           (0.54)          (0.14)          (0.68)
 9/30/2002(f)         10.09        0.54(d)         0.09          0.63           (0.48)          (0.02)          (0.50)
 9/30/2001             9.91        0.57(d)         0.19          0.76           (0.58)             --           (0.58)
 9/30/2000             9.95        0.65(d)        (0.04)         0.61           (0.65)             --           (0.65)
 9/30/1999(j)         10.29        0.21           (0.36)        (0.15)          (0.19)             --           (0.19)

(a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods of less than one year are not annualized.
(b) The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher.
(c)  Annualized for periods less than one year.
(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.
(e) A sales charge for Class A, Class C and Class J shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations.
(f) As required effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities for financial statement purposes only. For the year ended September 30, 2002, the effect of this change per share for Class A, Class Y and Class J net investment income and net realized and unrealized gain (loss) was less than $0.01. The ratio of net investment income to average net assets for Class A, Class Y and Class J decreased from 5.88% to 5.85%, 6.10% to 6.08%, and 5.35% to 5.33%, respectively, on an annualized basis. Per share ratios and supplemental data for periods prior to October 1, 2001, have not been restated to reflect this change in presentation.
(g) From commencement of Class operations on September 12, 2003 through September 30, 2003.
(h) From commencement of Class operations on January 31, 2002 through September 30, 2002.
(i) For the period from October 1, 2000 through December 18, 2000. Class A, formerly Retail Class shares, of the Fund were converted into Class Y, formerly Institutional Class shares, on December 18, 2000.
(j) From commencement of Class operations on May 24, 1999 through September 30, 1999.
(k)  For the nine months ended September 30, 1998.
(l) From commencement of Class operations on January 2, 1997 through December 31, 1997.
(m)  For the six months ended March 31, 2004 (unaudited).
(n) A sales charge for Class A and Class J shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations.

11                See accompanying notes to financial statements.

                                          Ratios to average net assets:
 Net asset             Net assets,   --------------------------------------
  value,      Total       end of         Net        Gross    Net investment   Portfolio
  end of      return    the period    Expenses    Expenses    Income (loss)    turnover
the period   (%) (a)      (000)      (%) (b)(c)    (%) (c)       (%) (c)       rate (%)
----------   -------   -----------   ----------   --------   --------------   ---------
$11.91        6.8(n)     $  7,603       0.88         2.08         4.55            12
 11.54       20.6(e)        1,128       0.80         4.67         5.21            34
 10.23        4.3              11       0.80       191.59         5.85            39
 10.14        3.8           2,426       0.80         1.91         6.31             1
  9.91        6.9           2,250       0.80         3.01         7.16            23
  9.95        6.2           2,561       0.80         3.20         6.60            42
 10.27       (0.2)          1,743       0.80         5.25         6.43            48
 10.59       14.3             862       0.80        10.95         6.51           112

 11.88        6.3(n)        1,115       1.70         2.83         3.76            12
 11.53       2.85(e)          160       1.70         7.81         5.83            34

 11.88        6.3(n)        5,338       1.70         2.83         3.71            12
 11.53       2.85(e)            3       1.70         7.81         4.35            34

 11.91        6.9          10,354       0.55         1.03         4.96            12
 11.54       20.9          10,230       0.55         1.34         5.58            34
 10.23        7.2           7,874       0.55         1.13         6.08            39
 10.09        8.6           8,549       0.55         1.36         6.43            15
  9.92        7.2           2,905       0.55         3.23         7.35            23
  9.96        6.5           2,427       0.55         2.87         6.83            42

 11.89        6.4(n)      379,872       1.30         1.35         4.20            12
 11.53       20.0(e)      335,666       1.30         1.36         4.79            34
 10.22        6.4(e)      211,105       1.30         1.55         5.33            39
 10.09        7.9(e)       91,569       1.30         1.71         5.65            15
  9.91        6.4(e)       30,264       1.30         2.97         6.59            23
  9.95       (1.5)(e)      16,307       1.30         2.16         6.11            42

--------------------------------------------------------------------------------
                          Notes to Financial Statements
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2004 (unaudited)

1. Organization. Loomis Sayles Funds II (the "Trust") is organized as a Massachusetts business trust and was organized as such on February 20, 1991. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (individually, a "Fund" and collectively, the "Funds"). Information presented in these financial statements pertains to Loomis Sayles Investment Grade Bond Fund (the "Fund" or the "Investment Grade Bond Fund"). The financial statements for the remaining fixed income funds and the equity funds of the Trust are presented in separate reports.

The Fund offers Class A, Class B, Class C, Class Y and Class J shares. Class A shares are sold with a maximum front end sales charge of 4.50%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge ("CDSC") if those shares are redeemed within six years of purchase. Class C shares do not pay a front end sales charge, do not convert to any other Class of shares and pay a higher ongoing distribution fee than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year. Class Y shares do not pay a front end sales charge, a CDSC or distribution fees. Class Y shares are intended for institutional investors with a minimum initial investment of $1,000,000. Class J shares are only offered to non-U.S. investors and are sold with a maximum front end sales charge of 3.50%.

Most expenses of the Trust can be directly attributed to a Fund. Expenses which can not be directly attributed are generally apportioned based on the relative net assets of each of the Funds in the Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and transfer agent fees applicable to such class). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund, if the Fund were liquidated. The Trustees approve separate dividends from net investment income on each class of shares.

2. Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Security Valuation. Debt securities for which market quotations are readily available are generally valued at market value, as reported by pricing services recommended by the adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees.

b. Security Transactions and Related Investment Income. Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Investment income is recorded net of foreign taxes withheld when applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

c. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from: sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal periods, resulting from changes in exchange rates.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

--------------------------------------------------------------------------------
                    Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2004 (unaudited)

The Fund may purchase investments of foreign issuers. Investing in securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign issuers may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

d. Forward Foreign Currency Contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge the Fund's investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund's statement of assets and liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell (if any) is shown in the portfolio composition under the caption "Forward Foreign Currency Contracts Outstanding." These amounts represent the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end.

All contracts are "marked-to-market" daily at the applicable exchange rates and any gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At March 31, 2004, there were no open forward foreign currency contracts.

e. Federal and Foreign Income Taxes. The Trust treats the Fund as a separate entity for federal income tax purposes. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made. The Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund's understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities, such taxes are accrued as applicable.

f. Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for book and tax purposes of items such as net operating losses, non-deductible expenses, foreign currency transactions and gains realized from passive foreign investment companies. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Distributions from net investment income and short-term capital gains are considered to be ordinary income for tax purposes.

g. Repurchase Agreements. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

3. Purchases and Sales of Securities. For the six months ended March 31, 2004, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities) were $41,094,811 and $34,963,927, respectively. Purchases and sales of U.S. Government/Agency securities (excluding short-term investments) were $33,018,684 and $8,551,713, respectively.

4. Management Fees and Other Transactions with Affiliates.

a. Management Fees. Loomis, Sayles & Company, L.P. ("Loomis Sayles") serves as investment adviser to the Fund. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.40% of average daily net assets, calculated daily and payable monthly. For the six months ended March 31, 2004, the management fee for the Fund was as follows:

Management   Percentage of Average
    Fee         Daily Net Assets*
----------   ---------------------
 $727,107            0.400%

*Annualized

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles' general partner is indirectly owned by CDC IXIS Asset Management North America, L.P. ("CDC IXIS North America"). CDC IXIS North America is ultimately owned by three large affiliated French financial services firms: Caisse des Depots et Consignations; Caisse Nationale des Caisses d'Epargne; and CNP Assurances, a leading French life insurance company.

--------------------------------------------------------------------------------
                    Notes To Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2004 (unaudited)

b. Accounting and Administrative Expense. CDC IXIS Asset Management Services, Inc. ("CIS"), a wholly owned subsidiary of CDC IXIS North America, performs certain accounting and administrative services for the Funds and has subcontracted with State Street Bank and Trust Company ("State Street Bank"), to serve as sub-administrator. Pursuant to an agreement among the Loomis Sayles Funds Trusts (the Trust and Loomis Sayles Funds I), the CDC Nvest Funds Trusts (CDC Nvest Funds Trust I, CDC Nvest Funds Trust II, CDC Nvest Funds Trust III, CDC Nvest Cash Management Trust and CDC Nvest Companies Trust I), and CIS, each Fund pays CIS its pro rata portion of a group fee for these services representing the higher amount based on the following calculations:

          (1)  Percentage of Average Daily Net Assets

             First        Next         Over
          $5 billion   $5 billion   $10 billion
          ----------   ----------   -----------
            0.0675%      0.0625%      0.0500%

          or

          (2) Each Fund's pro rata portion, allocated based on the combined assets of the Loomis Sayles Funds Trusts and the CDC Nvest Funds Trusts, of the annual aggregate minimum fee of $5 million.

For the six months ended March 31, 2004, fees paid to CIS for accounting and administrative expense were $119,276.

c. Transfer Agent Fees. CIS serves as transfer and shareholder servicing agent for the Fund (except Class J shares) and has subcontracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. State Street Bank serves as transfer and shareholder servicing agent for Class J shares.

Classes A, B and C pay service fees monthly to CIS representing the higher amount based on the following calculations:

          (1) The Fund's pro rata portion of an annual aggregate fee determined by applying an annual fee rate (see schedule below) to the eligible average daily net assets. Eligible assets are the average daily net assets of Class A, Class B and Class C accounts in Load Fixed Income Funds. Load Fixed Income Funds consist of the Fund, Loomis Sayles High Income Fund, Loomis Sayles Limited Term Government and Agency Fund, Loomis Sayles Municipal Income Fund, Loomis Sayles Strategic Income Fund and all fixed income funds in the CDC Nvest Funds Trusts.

              First         Next          Over
          $1.2 billion   $5 billion   $6.2 billion
          ------------   ----------   ------------
             0.142%        0.135%        0.130%

               Each Class of shares is subject to a monthly Class minimum of $1,500, allocated based on the combined net assets of Class A, Class B and Class C.

          or

          (2) An allocated portion, based on eligible assets, of an annual aggregate minimum fee for the period January 1, 2004 through December 31, 2004, of $1,502,993. For the period September 15, 2003 through December 31, 2003, the aggregate minimum fee was $382,986.

               Class Y pays service fees monthly to CIS representing the higher amount based on the following calculations:

          (1) The Fund's pro rata portion of an annual aggregate fee determined by applying an annual fee rate of 0.026% to the eligible average daily net assets. Eligible assets are the average daily net assets of all accounts in No Load Retail Funds* and Load Funds--Class Y.**

               Class Y shares are subject to a monthly Class minimum of $1,250.

          or

          (2) An allocated portion, based on eligible assets, of an annual aggregate minimum fee for the period January 1, 2004 through December 31, 2004, of $650,000. For the period September 15, 2003 through December 31, 2003, the aggregate minimum fee was $190,547

               * No Load Retail Funds consist of Loomis Sayles Aggressive Growth Fund, Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Small Cap Value Fund, Loomis Sayles Tax-Managed Equity Fund, Loomis Sayles Value Fund and Loomis Sayles Worldwide Fund.

               ** Load Funds - Class Y consist of all Funds with Class Y shares offered within the Loomis Sayles Funds Trusts and the CDC Nvest Funds Trusts.

In addition, pursuant to other servicing agreements, each Class, except Class J, pays service fees to other firms that provide similar services for their own shareholder accounts.

CIS, BFDS and other firms are also reimbursed by the Fund for out-of-pocket expenses.

For the six months ended March 31, 2004, amounts paid to CIS as compensation for its services as transfer agent were $34,500.

--------------------------------------------------------------------------------
                    Notes To Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2004 (unaudited)

d. Service and Distribution Fees. The Trust entered into a distribution agreement with CDC IXIS Asset Management Distributors, L.P. ("CDC IXIS Distributors"), a wholly owned subsidiary of CDC IXIS North America. Pursuant to this agreement, CDC IXIS Distributors serves as principal underwriter of the Funds of the Trust, except Investment Grade Bond Fund, Class J. The Fund has entered into a distribution agreement relating to Class J shares with Loomis Sayles Distributors, L.P. ("Loomis Sayles Distributors"), a wholly-owned subsidiary of CDC IXIS North America. Although it was the intent of management and the Board of Trustees of the Fund that the Distribution Agreement with respect to Class J shares continue in effect for the annual period beginning November 1, 2003, it is not clearly evident from the records of the Fund that the Board of Trustees approved the continuance of the Distribution Agreement. Accordingly, the Board of Trustees determined to approve the Distribution Agreement on April 23, 2004 effective immediately and intends to submit for shareholder approval a proposal to approve the Distribution Agreement for the period November 1, 2003 through April 23, 2004 and to release the escrowed fees payable thereunder. If shareholders fail to approve this proposal, front-end sales charge payments retained by Loomis Sayles Distributors, L.P. for the sale of the Class J shares of the Fund for the period November 1, 2003 through April 23, 2004, which are currently being held in escrow, will be reversed.

Pursuant to Rule 12b-1 under the 1940 Act ("Rule 12b-1"), the Fund has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to the Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, the Fund pays CDC IXIS Distributors a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses incurred by CDC IXIS Distributors in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B and Class C Plans, the Fund pays CDC IXIS Distributors a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by CDC IXIS Distributors in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B and Class C Plans, the Fund pays CDC IXIS Distributors a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by CDC IXIS Distributors in connections with the marketing or sale of Class B and Class C shares.

Class J shares are subject to a monthly shareholder service fee at an annual rate of 0.25% and a monthly distribution fee payable to Loomis Sayles Distributors, at an annual rate of 0.50% of the average daily net assets attributable to the Fund's Class J shares, pursuant to a shareholder service and distribution plan adopted under Rule 12b-1. Although it was the intent of management and the Board of Trustees of the Fund that the Rule 12b-1 Plan with respect to Class J shares continue in effect for the annual period beginning November 1, 2003, it is not clearly evident from the records of the Fund that the Board of Trustees approved the continuance of the Class J 12b-1 Plan. Accordingly, the Board of Trustees intends to submit for shareholder approval a proposal to approve the Rule 12b-1 Plan for Class J shares, and the lease of escrowed fees payable thereunder, for the period November 1, 2003 through the date of shareholder approval. The distribution fees payable by the Fund pursuant to the Rule 12b-1 Plan with respect to Class J shares are being escrowed pending shareholder approval. Should the shareholders fail to ratify the Fund's Class J shares 12b-1 Plan, expenses accrued from November 1, 2003 to the date of the shareholders' vote would be reversed, which would cause an increase in the net asset value of the Fund. If such an outcome occurs the Fund would be reimbursed for any losses resulting from this expense reversal.

For the six months ended March 31, 2004, the Fund paid the following service and distribution fees:

               Service Fee                          Distribution Fee
-----------------------------------------    ------------------------------
Class A    Class B    Class C    Class J     Class B    Class C    Class J
-------    -------    -------    --------    -------    -------    --------
 $4,174      $834      $2,110    $434,635     $2,504     $6,330    $869,269

Commissions (including CDSCs) on Fund shares paid to CDC IXIS Distributors by investors in shares of the Fund for the six months ended March 31, 2004, were $ 101,312.

e. Trustees Fees and Expenses. The Loomis Sayles Funds Trusts and CDC Nvest Funds Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Loomis Sayles, Loomis Sayles Distributors, CDC IXIS Distributors, CDC IXIS North America, CIS or their affiliates. Each Trustee who is an independent Trustee of the Loomis Sayles Funds Trusts and the CDC Nvest Funds Trusts receives in the aggregate, a retainer fee at the annual rate of $45,000 and meeting attendance fees of $4,500 for each meeting of the Board of Trustees attended. Each committee member receives an additional retainer fee at the annual rate of $7,000 while each committee chairman receives a retainer fee (beyond the $7,000 fee) at the annual rate of $5,000. The retainer fees assume four Board or Committee meetings per year; Trustees are compensated for each additional Board or Committee meeting in excess of four per year, at the rate of $4,500 and $1,750, respectively. These fees are allocated to the various series of the Loomis Sayles Funds Trusts and the CDC Nvest Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in the Fund or certain other series of the Loomis Sayles Funds Trusts or CDC Nvest Funds Trusts on the normal payment date. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

f. Publishing Services. CIS performs certain desktop publishing services for the Fund. Fees for these services are presented in the statement of operations as part of shareholder reporting. For the six months ended March 31, 2004, the amount paid to CIS as compensation for these services was $37.

--------------------------------------------------------------------------------
                    Notes To Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2004 (unaudited)

5. Line of Credit. The Fund together with certain other funds of the Loomis Sayles Funds Trusts participates in a $25 million committed unsecured revolving line of credit provided by State Street Bank. Borrowings under the line of credit will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the federal funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating Funds based on their average daily unused portion of the line of credit. For the six months ended March 31, 2004, the Fund had no borrowings under the agreement.

6. Shareholders. At March 31, 2004, the Loomis Sayles Employees' Profit Sharing Retirement Plan held 178,261 shares of beneficial interest of the Fund.

7. Expense Reductions and Contingent Expense Obligations. Loomis Sayles has given a binding undertaking to the Fund to defer its management fees and, if necessary, bear certain expenses associated with the Fund to limit its operating expenses. This undertaking is in effect until January 31, 2005 and will be reevaluated on an annual basis. For the six months ended March 31, 2004, in addition to any waiver of management fees as discussed in Note 4, Class level expenses in the amount of $149,169 have been reimbursed.

If in the following fiscal year the actual operating expenses of the Fund are less than the expense limit for the Fund and the Fund had previously received a deferral or reimbursement, the Fund is required to pay an amount of additional expense that is the lower of the difference between the actual operating expenses and the expense limit or the actual amount of fees previously waived or expenses reimbursed.

At March 31, 2004, the expense limits as a percentage of average daily net assets and amount subject to possible reimbursement under the expense limitation agreement were as follows:

          Expense Limit as a Percentage
           of Average Daily Net Assets                                 Expenses Subject to
-----------------------------------------------      Expiration      Possible Reimbursement
Class A   Class B   Class C   Class Y   Class J       of Waiver       Until September 2005
-------   -------   -------   -------   -------   ----------------   ----------------------
  0.95%     1.70%     1.70%     0.55%     1.30%   January 31, 2005          $149,169

For the period October 1, 2003 to January 31, 2004, the expense limit as a percentage of average daily net assets for Class A was 0.80%.

--------------------------------------------------------------------------------
                    Notes To Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2004 (unaudited)

8. Capital Shares. The Fund may issue an unlimited number of shares of beneficial interest. Transactions in capital shares were as follows:

                                               Six Months Ended
                                                March 31, 2004              Year Ended
                                                  (unaudited)            September 30, 2003
                                             --------------------   ---------------------------
Class A                                       Shares     Amount     Shares(a)(b)   Amount(a)(b)
-------                                      -------   ----------   ------------   ------------
Issued from the sale of shares               556,524   $6,553,985      100,705      $1,170,450
Issued in connection with the reinvestment
   of distributions                            5,970       69,211        2,090          23,643
Issued in Admin Class conversion                  --           --           11             123
Redeemed                                     (21,659)    (255,193)      (6,093)        (70,878)
                                             -------   ----------      -------      ----------
Net change                                   540,835   $6,368,003       96,713      $1,123,338
                                             =======   ==========      =======      ==========

Class B                                      Shares    Amount    Shares(c)   Amount(c)
-------                                      ------   --------   ---------   ---------
Issued from the sale of shares               80,292   $935,119     13,845    $158,000
Issued in connection with the reinvestment
   of distributions                             608      7,053         --          --
Redeemed                                       (934)   (10,969)        --          --
                                             ------   --------     ------    --------
Net change                                   79,966   $931,203     13,845    $158,000
                                             ======   ========     ======    ========

Class C                                       Shares     Amount     Shares(c)   Amount(c)
-------                                      -------   ----------   ---------   ---------
Issued from the sale of shares               469,800   $5,524,339      223        $2,500
Issued in connection with the reinvestment
   of distributions                              183        2,124       --            --
Redeemed                                     (20,758)    (245,810)      --            --
                                             -------   ----------      ---        ------
Net change                                   449,225   $5,280,653      223        $2,500
                                             =======   ==========      ===        ======

Class Y                                       Shares       Amount     Shares(b)    Amount(b)
-------                                      --------   -----------   ---------   -----------
Issued from the sale of shares                190,464   $ 2,216,467     375,758   $ 4,112,463
Issued in connection with the reinvestment
   of distributions                            24,780       286,540      42,227       461,655
Redeemed                                     (232,097)   (2,654,609)   (301,255)   (3,257,721)
                                             --------   -----------    --------   -----------
Net change                                    (16,853)  $  (151,602)    116,730   $ 1,316,397
                                             ========   ===========    ========   ===========

Class J                                        Shares        Amount         Shares         Amount
-------                                      ----------   ------------   -----------   -------------
Issued from the sale of shares                8,511,100   $ 99,841,877    21,330,400   $ 238,341,332
Issued in connection with the reinvestment
   of distributions                                  --             --            --              --
Redeemed                                     (5,682,550)   (66,380,830)  (12,871,900)   (142,214,014)
                                             ----------   ------------   -----------   -------------
Net change                                    2,828,550   $ 33,461,047     8,458,500   $  96,127,318
                                             ==========   ============   ===========   =============

Admin Class                                                              Shares(a)   Amount(a)
-----------                                                              ---------   ---------
Issued from the sale of shares                                                 --     $     --
Issued in connection with the reinvestment
   of distributions                                                            38          407
Redeemed in Admin Class Conversion                                            (11)        (123)
Redeemed                                                                   (1,061)     (12,420)
                                                                           ------     --------
Net change                                                                 (1,034)    $(12,136)
                                                                           ======     ========

(a) On May 21, 2003, the outstanding Admin Class Shares were automatically converted into Retail Class Shares.
(b) On September 12, 2003, Retail Class converted to Class A shares and Institutional Class converted to Class Y shares.
(c)  From September 12, 2003, commencement of Class operations.

                       This Page Intentionally Left Blank

           [LOGO] CDC NvestFunds(SM)
                      CDC IXIS Asset Management Distributors

--------------------------------------------------------------------------------
                                        Equity Funds
                                        Semiannual Report
                                        March 31, 2004
--------------------------------------------------------------------------------

                                         Loomis Sayles Growth Fund

[LOGO] LOOMIS . SAYLES & COMPANY, L.P.

                                         Loomis Sayles International Equity Fund

                                         Loomis Sayles Research Fund

                    TABLE OF CONTENTS

                    Management Discussion and Performance ...............Page  1

                    Schedule of Investments .............................Page  8

                    Financial Statements ................................Page 13

--------------------------------------------------------------------------------
                            Loomis Sayles Growth Fund
--------------------------------------------------------------------------------

                                                               Portfolio Profile
--------------------------------------------------------------------------------

Objective:

Long-term growth of capital

--------------------------------------------------------------------------------

Strategy:

Invests primarily in equity securities, including common stocks, convertible securities, and warrants; focuses on stocks of large-capitalization companies, but may invest in companies of any size

--------------------------------------------------------------------------------

Fund Inception:

May 16, 1991

--------------------------------------------------------------------------------

Managers:

Mark Baribeau
Pamela Czekanski
Richard Skaggs
Loomis, Sayles & Company, L.P.

--------------------------------------------------------------------------------

Symbols:

Class A   LGRRX
Class B   LGRBX
Class C   LGRCX
Class Y   LSGRX

--------------------------------------------------------------------------------

What You Should Know:

Growth stocks are generally more sensitive to market movements because their stock prices are based on future expectations. This fund may invest in foreign securities, which involves risks not associated with domestic securities, such as currency fluctuations, differing political and economic conditions, and different accounting standards.

                                                           Management Discussion
--------------------------------------------------------------------------------

Loomis Sayles Growth Fund delivered a 14.74% total return based on net asset value of Class A shares for the six months ended March 31, 2004. During the same period, the benchmark Russell 1000 Growth Index returned 11.28%. The economy continued to grow during the period, encouraging investor confidence in stocks, although most of the positive performance in the equity market occurred during the fourth quarter of 2003, as returns were not as strong in the first quarter of 2004.

Fund focused on cyclical growth opportunities

We maintained a consistent strategy during the six-month period, focusing on the stocks of those larger companies with the best opportunities to capitalize on the global economic recovery. We continue to focus the portfolio on economically sensitive corporations, which results in large weightings in the financial services, consumer discretionary and technology sectors. Building on this foundation, we emphasized healthcare companies that have consistently delivered double-digit and top- and bottom-line growth over the past few years. We modestly reduced the fund's technology holdings by cutting back our positions in the semiconductor and software industries, while adding to holdings in communications and wireless equipment. We also redirected some assets into the producer durables sector, including homebuilding, industrial and semiconductor capital equipment companies.

Healthcare, finance and tech led results

Healthcare, financial services and selected technology companies made the greatest contribution to performance. Within healthcare, notable contributors included Zimmer Holdings, a producer of orthopedic implants, and Caremark, a pharmacy benefit management company enjoying healthy business gains. Countrywide Financial led performance in the financial services sector, as it took advantage of the low interest-rate environment that fueled demand for new home mortgages and refinancings. Wireless equipment company Qualcomm was a top performer, reflecting strong sales of its CDMA technology, which is used in many wireless devices. In the consumer discretionary sector, specialty textile maker Coach reported another strong quarter, as the company continues to profit from a strong product line-up, expansion into new categories and robust growth in Japan.

Producer durable sector was a negative

The producer durables sector was negative and the weakest performer within that group was Applied Materials, a semiconductor equipment company. Although Applied Materials rose during the period, we purchased it at what proved to be the wrong time. Other stocks that hurt performance included pharmaceutical company Wyeth and Internet retailer Amazon.com. Wyeth was hurt by the continuing controversy over its diet drug fen-phen/Redux, while Amazon.com's stock declined after it announced disappointing earnings in January. We sold both Wyeth and Amazon.com.

Expectations for continued growth

The portfolio continues to focus on companies across several sectors that we believe provide the best opportunities to capitalize on either uniquely dynamic growth opportunities or those companies that can profit from the global economic expansion. We began the year optimistic about corporate earnings, and signs point to continuing strength this year. We also believe corporate profit growth should remain in double-digit territory for the broader market in 2004. The portfolio continues to feature economically sensitive companies, including technology, financial services and the consumer discretionary sector. We balance this with a sizeable weight in healthcare companies whose earnings tend to be less dependent on the strength of the economy. This strategy has worked well for us during the market's revival and we expect the same as we look ahead.

--------------------------------------------------------------------------------
                            Loomis Sayles Growth Fund
--------------------------------------------------------------------------------

                                       Investment Results through March 31, 2004
--------------------------------------------------------------------------------

Performance in Perspective

The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

--------------------------------------------------------------------------------
                             Growth of a $10,000 Investment in Class A Shares/1/
--------------------------------------------------------------------------------

                                     [CHART]

                                   Line chart

                        March 31, 1994 through March 31, 2004

                          Class A       Lipper      Russell
                         @ Maximum    Large Cap      1000     S & P
  Month      Net Asset     Sales     Growth Funds    Growth    500
   End        Value/2/   Charge/3/      Index        Index    Index
----------   ---------   ---------   ------------   -------   ------
 3/31/1994     10,000       9,425        10,000      10,000    10000
 4/30/1994     10,088       9,508        10,049      10,046    10128
 5/31/1994     10,112       9,530        10,109      10,198    10294
 6/30/1994      9,616       9,063         9,732       9,896    10042
 7/31/1994      9,944       9,372        10,011      10,234    10372
 8/31/1994     10,280       9,689        10,525      10,804    10797
 9/30/1994     10,024       9,448        10,274      10,658    10533
10/31/1994     10,416       9,817        10,537      10,908    10770
11/30/1994      9,936       9,365        10,148      10,559    10378
12/31/1994     10,028       9,451        10,227      10,736    10531
 1/31/1995     10,148       9,565        10,307      10,965    10805
 2/28/1995     10,421       9,822        10,662      11,425    11226
 3/31/1995     10,702      10,086        10,965      11,758    11557
 4/30/1995     10,838      10,215        11,264      12,015    11897
 5/31/1995     11,183      10,540        11,636      12,433    12373
 6/30/1995     11,913      11,228        12,231      12,913    12660
 7/31/1995     12,475      11,757        12,896      13,450    13080
 8/31/1995     12,764      12,030        12,967      13,465    13113
 9/30/1995     13,084      12,332        13,449      14,085    13666
10/31/1995     12,972      12,226        13,373      14,095    13617
11/30/1995     13,269      12,506        13,793      14,643    14215
12/31/1995     13,119      12,365        13,799      14,727    14489
 1/31/1996     13,110      12,357        14,205      15,219    14982
 2/29/1996     13,532      12,754        14,524      15,498    15121
 3/31/1996     13,549      12,770        14,531      15,518    15267
 4/30/1996     14,331      13,507        14,877      15,926    15492
 5/31/1996     14,701      13,856        15,316      16,482    15891
 6/30/1996     14,727      13,880        15,178      16,505    15952
 7/31/1996     13,394      12,624        14,365      15,538    15247
 8/31/1996     13,961      13,159        14,796      15,939    15569
 9/30/1996     14,915      14,057        15,826      17,099    16445
10/31/1996     15,523      14,631        16,023      17,202    16898
11/30/1996     16,176      15,246        17,060      18,494    18176
12/31/1996     15,735      14,830        16,636      18,132    17816
 1/31/1997     17,117      16,133        17,690      19,404    18929
 2/28/1997     16,180      15,250        17,436      19,272    19077
 3/31/1997     15,220      14,345        16,543      18,229    18293
 4/30/1997     15,080      14,212        17,451      19,440    19385
 5/31/1997     16,566      15,614        18,635      20,843    20565
 6/30/1997     17,093      16,110        19,415      21,677    21487
 7/31/1997     18,826      17,743        21,271      23,594    23196
 8/31/1997     18,390      17,332        20,111      22,213    21897
 9/30/1997     20,025      18,874        21,222      23,306    23096
10/31/1997     19,807      18,668        20,485      22,445    22325
11/30/1997     19,213      18,109        20,940      23,398    23358
12/31/1997     19,544      18,420        21,226      23,660    23759
 1/31/1998     18,737      17,659        21,602      24,368    24022
 2/28/1998     20,056      18,903        23,251      26,201    25755
 3/31/1998     20,755      19,561        24,333      27,245    27074
 4/30/1998     21,345      20,117        24,741      27,622    27346
 5/31/1998     20,522      19,342        24,188      26,838    26876
 6/30/1998     21,438      20,205        25,572      28,482    27968
 7/31/1998     20,274      19,108        25,560      28,294    27670
 8/31/1998     16,206      15,275        21,386      24,047    23670
 9/30/1998     17,992      16,957        22,941      25,895    25186
10/31/1998     19,218      18,113        24,421      27,976    27234
11/30/1998     19,342      18,230        26,098      30,104    28885
12/31/1998     22,003      20,737        28,968      32,818    30550
 1/31/1999     22,682      21,378        30,848      34,745    31827
 2/28/1999     21,748      20,497        29,582      33,158    30838
 3/31/1999     23,680      22,319        31,263      34,904    32072
 4/30/1999     23,999      22,619        31,370      34,949    33314
 5/31/1999     23,341      21,998        30,331      33,875    32527
 6/30/1999     24,976      23,540        32,439      36,248    34332
 7/31/1999     23,871      22,499        31,421      35,096    33260
 8/31/1999     24,063      22,679        31,428      35,669    33096
 9/30/1999     23,489      22,139        31,109      34,920    32188
10/31/1999     25,294      23,840        33,494      37,557    34225
11/30/1999     27,018      25,465        35,150      39,583    34921
12/31/1999     31,283      29,485        39,053      43,700    36978
 1/31/2000     30,061      28,333        37,486      41,651    35120
 2/29/2000     33,796      31,853        39,457      43,687    34455
 3/31/2000     34,695      32,700        42,226      46,814    37826
 4/30/2000     31,929      30,093        38,959      44,586    36688
 5/31/2000     29,808      28,094        36,716      42,341    35935
 6/30/2000     32,782      30,897        39,144      45,550    36821
 7/31/2000     32,482      30,614        38,351      43,651    36245
 8/31/2000     35,986      33,917        41,668      47,604    38497
 9/30/2000     34,119      32,157        38,491      43,101    36464
10/31/2000     31,560      29,745        36,455      41,061    36310
11/30/2000     26,184      24,678        31,564      35,009    33447
12/31/2000     26,208      24,701        31,368      33,901    33611
 1/31/2001     25,476      24,011        32,281      36,243    34804
 2/28/2001     22,423      21,133        27,283      30,090    31630
 3/31/2001     20,468      19,292        24,449      26,816    29626
 4/30/2001     22,007      20,742        27,074      30,207    31929
 5/31/2001     21,275      20,051        26,868      29,762    32143
 6/30/2001     21,006      19,798        26,093      29,073    31360
 7/31/2001     20,078      18,923        25,158      28,347    31052
 8/31/2001     18,539      17,473        23,246      26,029    29108
 9/30/2001     16,751      15,788        20,908      23,430    26757
10/31/2001     17,686      16,669        21,776      24,659    27267
11/30/2001     19,231      18,126        23,771      27,028    29359
12/31/2001     19,719      18,585        23,881      26,977    29616
 1/31/2002     19,679      18,547        23,341      26,501    29184
 2/28/2002     18,621      17,551        22,375      25,401    28621
 3/31/2002     19,435      18,317        23,276      26,279    29698
 4/30/2002     18,825      17,742        21,726      24,135    27897
 5/31/2002     18,703      17,627        21,330      23,551    27692
 6/30/2002     17,402      16,401        19,593      21,372    25719
 7/31/2002     15,938      15,022        18,118      20,197    23715
 8/31/2002     15,938      15,022        18,218      20,258    23870
 9/30/2002     14,840      13,987        16,453      18,156    21276
10/31/2002     15,938      15,022        17,720      19,822    23148
11/30/2002     16,345      15,405        18,453      20,898    24511
12/31/2002     15,166      14,294        17,168      19,455    23071
 1/31/2003     15,044      14,179        16,772      18,983    22466
 2/28/2003     14,962      14,102        16,591      18,896    22129
 3/31/2003     15,288      14,408        16,902      19,247    22344
 4/30/2003     16,263      15,328        18,140      20,670    24185
 5/31/2003     17,198      16,210        19,029      21,702    25459
 6/30/2003     17,239      16,248        19,186      22,001    25784
 7/31/2003     17,971      16,938        19,743      22,548    26238
 8/31/2003     18,459      17,397        20,228      23,109    26750
 9/30/2003     17,930      16,899        19,798      22,862    26466
10/31/2003     19,638      18,509        20,999      24,146    27963
11/30/2003     19,801      18,662        21,199      24,399    28209
12/31/2003     20,045      18,892        21,796      25,242    29689
 1/31/2004     20,492      19,313        22,214      25,758    30234
 2/29/2004     20,654      19,467        22,310      25,922    30654
 3/31/2004     20,573      19,395        22,061      25,441    30191

                 Average Annual Total Returns -- March 31, 2004

                               6 Months/5/   1 Year/5/   5 Years/5/   10 Years/5/
                               -----------   ---------   ----------   -----------
Class A/1/

Net Asset Value/2/                14.74%       34.57%      -2.77%        7.48%
With Maximum Sales Charge/3/       8.12        26.82       -3.92         6.85

Class B/1/

Net Asset Value/2/                14.29        33.69       -3.50         6.75
With CDSC/4/                       9.29        28.69       -3.70         6.75

Class C/1/

Net Asset Value/2/                14.29        33.69       -3.50         6.75
With CDSC/4/                      13.29        32.69       -3.50         6.75

Class Y/1/
Net Asset Value/2/                14.73        34.54       -2.58         7.65
---------------------------------------------------------------------------------

Comparative Performance               6 Months   1 Year   5 Years   10 Years
-----------------------               --------   ------   -------   --------
Russell 1000 Growth Index              11.28%    32.18%    -6.13%     9.79%
Lipper Large Cap Growth Funds Index    11.43     30.52     -6.73      8.23
S&P 500 Index                          14.08     35.12     -1.20     11.68
Lipper Large Cap Growth Funds Avg.     10.79     29.15     -4.95      8.13

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.cdcnvestfunds.com.

Class Y shares, the successor to the fund's Institutional Class, are available to certain institutional investors only.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                                                 Portfolio Facts
--------------------------------------------------------------------------------

                                                                % of Net Assets
                                                                     as of
                                                               -----------------
Fund Composition                                               3/31/04   9/30/03
----------------                                               -------   -------
Common Stocks                                                    99.3      98.0
Other Assets                                                      0.7       2.0

                                                                % of Net Assets
                                                                     as of
                                                               -----------------
Ten Largest Holdings                                           3/31/04   9/30/03
--------------------                                           -------   -------
Cisco Systems, Inc.                                              4.1       3.6
Zimmer Holdings, Inc.                                            3.2       3.6
eBay, Inc.                                                       3.2       1.9
Anthem, Inc.                                                     3.0        --
Texas Instruments, Inc.                                          2.9        --
Coach, Inc.                                                      2.9       2.5
Lehman Brothers Holdings, Inc.                                   2.7        --
Caremark Rx, Inc.                                                2.7       2.1
UnitedHealth Group, Inc.                                         2.6       3.8
Dell, Inc.                                                       2.6       3.0

                                                                % of Net Assets
                                                                     as of
                                                               -----------------
Five Largest Industries                                        3/31/04   9/30/03
-----------------------                                        -------   -------
Communications Equipment                                         9.9       7.1
Semiconductors & Equipment                                       9.9       7.8
Capital Markets                                                  8.5       9.6
Healthcare Providers & Services                                  8.3       5.9
Healthcare Equipment & Supplies                                  7.7       5.1

Portfolio holdings and asset allocations will vary.

See page 7 for a description of the indexes.

Notes to Charts

/1/ Returns shown in the chart include performance of the fund's Retail Class shares, which were converted to Class A shares on 9/12/03. The prior Retail Class performance has been restated to reflect expenses of Class A shares. For periods before the inception of Retail Class shares (12/31/96), performance shown for Class A has been based on the performance of the fund's Institutional Class shares, adjusted to reflect the higher expenses paid by Class A shares. The restatement of the fund's performance to reflect Class A expenses is based on the net expenses of the Class after taking into effect the fund's current expense cap arrangements. For periods prior to the inception of Class B and Class C shares (9/12/03), performance is based on prior Institutional Class performance, restated to reflect the loads and expenses of Class B and Class C shares, respectively. Class Y performance has been restated to reflect the net expenses of the Institutional Class after taking into effect the fund's current expense cap arrangements. The growth of $10,000 chart reflects the performance of Class A shares rather than Class Y shares, because Class A shares include the highest sales charge. Prior to 9/12/03, the fund was offered without a sales charge.
/2/  Does not include a sales charge.
/3/  Includes maximum sales charge of 5.75%.
/4/ Performance for Class B shares assumes a maximum 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C shares performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/5/ Fund performance has been increased by expense waivers, without which performance would have been lower.

--------------------------------------------------------------------------------
                    Loomis Sayles International Equity Fund
--------------------------------------------------------------------------------

                                                               Portfolio Profile
--------------------------------------------------------------------------------

Objective:

High total investment return through a combination of capital appreciation and current income
--------------------------------------------------------------------------------

Strategy:

Invests primarily in common stocks or other equity securities of large companies organized or headquartered outside of the United States
--------------------------------------------------------------------------------

Fund Inception:

May 10, 1991
--------------------------------------------------------------------------------

Managers:

Eswar Menon
Alexander Muromcew
John Tribolet
Loomis, Sayles & Company, L.P.
--------------------------------------------------------------------------------

Symbols:

Class A   LIERX
Class B   LSIBX
Class C   LSICX
Class Y   LSIEX
--------------------------------------------------------------------------------

What You Should Know:

Foreign and emerging market securities have specific risks. These risks may include political, economic, regulatory, and currency risk. Emerging markets may be more subject to these risks than developed markets. Growth stocks are generally more sensitive to market movements because their stock prices are based on future expectations.
--------------------------------------------------------------------------------

                                                           Management Discussion
--------------------------------------------------------------------------------

Loomis Sayles International Equity Fund's total return for the six months ended March 31, 2004 was 21.57%, based on the net asset value of Class A shares. Its emphasis on quality growth companies kept the fund's performance in line with its benchmark, the MSCI EAFE Index, which had a total return of 22.27% for the period.

Economic and political backdrop was volatile

International equity markets continued their recovery over the past six months, as conflicting economic news and difficult political events roiled the markets. Investor concerns about the economic recovery were heightened by sluggish employment gains in the U.S. and weakened consumer confidence late in the first quarter of 2004. Worries about possible inflation and interest rate increases added to concerns about the near-term future of the markets. Spurring concern was the U.S. dollar's continued slide versus the major currencies and commodity and oil price increases that reached new highs. Terrorist attacks on the European continent and increased military difficulties in Iraq and Afghanistan added to investor uncertainty.

World stock markets generally performed well

Despite these negatives, many companies reported double-digit earnings growth and revised their forecasts upward. The best performing regions of the world were in Asia and emerging-market countries. From a capitalization perspective, small-cap companies performed better, as is traditional in the early stages of an economic recovery. Value companies outperformed, as investors moved money into stocks that had been beaten down during the past three years.

Energy, materials and telecom holdings were positive

The fund's positive six-month results reflect investments in quality growth companies that are experiencing increasing revenues and earnings thanks to the economic recovery. Individual stocks that performed well included oil producers Gazprom (Russia) and PetroKazakhstan (Canada), chemical company Kaneka (Japan), mining companies Anglo American (South Africa), BHP Billiton (U.K.), and Companhia Vale do Rio Doce (Brazil), as well as the Norwegian telecomm company Telenor.

Consumer discretionary, industrials and information technology sectors hurt

Specific holdings in these sectors are BMW and Nissan - the German and Japanese manufacturers of automobiles - media stocks Fuji Television (Japan) and M6 Metropole Television (France). Irish airline Ryanair declined from its former leadership position. A relatively underweight position in Sweden's Ericsson also held the fund back, as this information technology company was among the formerly downtrodden growth companies that returned to favor during the period.

For the past six months, the portfolio has been underweight in Japan, but we have been slowly increasing this position as the economy improved. However, the Japanese companies we selected are active exporters, which suffered as the weakening dollar relative to the yen has made exports to the U.S. more expensive. The portfolio's emphasis on Japan is now equal to the benchmark, and it has a greater weighting in Asia. We have downplayed continental Europe and increased exposure to emerging markets in India, Mexico, Brazil and Russia.

Global outlook seems strongest in U.S., Asia and emerging markets

All indications are that economic growth is taking hold in the U.S., driving better growth overseas. Continental Europe continues to lag other regions. However, Northern and Eastern Europe are benefiting from the reforms and opportunities in Russia. We expect the markets to be volatile going forward as concerns over the war on terrorism and the prospect of inflation continue, but we are optimistic for the year as a whole.

--------------------------------------------------------------------------------
                     Loomis Sayles International Equity Fund
--------------------------------------------------------------------------------

                                       Investment Results through March 31, 2004
--------------------------------------------------------------------------------

Performance in Perspective

The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

                             Growth of a $10,000 Investment in Class A Shares/1/
--------------------------------------------------------------------------------

                      March 31, 1994 through March 31, 2004

                                     [CHART]

                                   Line chart

                          Class A        Lipper
                         @ Maximum   International    MSCI
  Month      Net Asset     Sales         Funds        EAFE
   End        Value/2/   Charge/3/       Index        Index
----------   ---------   ---------   -------------   ------
3/31/1994      10,000      9,425         10,000      10,000
4/30/1994      10,101      9,520         10,265      10,427
5/31/1994       9,946      9,374         10,249      10,369
6/30/1994       9,837      9,272         10,088      10,518
7/31/1994      10,108      9,527         10,399      10,621
8/31/1994      10,155      9,571         10,758      10,875
9/30/1994      10,000      9,425         10,480      10,535
10/31/1994     10,031      9,454         10,667      10,888
11/30/1994      9,737      9,177         10,170      10,367
12/31/1994      9,816      9,252         10,034      10,435
1/31/1995       9,630      9,077          9,536      10,036
2/28/1995       9,901      9,332          9,534      10,010
3/31/1995      10,028      9,451          9,785      10,637
4/30/1995      10,510      9,905         10,144      11,040
5/31/1995      10,848     10,224         10,244      10,911
6/30/1995      10,823     10,200         10,283      10,723
7/31/1995      11,110     10,471         10,848      11,393
8/31/1995      10,620     10,009         10,665      10,961
9/30/1995      10,831     10,208         10,843      11,178
10/31/1995     10,611     10,001         10,618      10,881
11/30/1995     10,518      9,913         10,728      11,186
12/31/1995     10,664     10,051         11,040      11,640
1/31/1996      11,030     10,396         11,300      11,690
2/29/1996      11,140     10,500         11,349      11,733
3/31/1996      11,159     10,517         11,526      11,985
4/30/1996      11,470     10,811         11,902      12,336
5/31/1996      11,424     10,767         11,888      12,112
6/30/1996      11,525     10,862         11,997      12,183
7/31/1996      11,250     10,603         11,592      11,830
8/31/1996      11,461     10,802         11,743      11,859
9/30/1996      11,678     11,007         12,006      12,177
10/31/1996     11,871     11,188         11,958      12,056
11/30/1996     12,384     11,672         12,521      12,539
12/31/1996     12,627     11,901         12,632      12,380
1/31/1997      12,703     11,973         12,649      11,950
2/28/1997      12,607     11,883         12,877      12,148
3/31/1997      12,655     11,928         12,945      12,195
4/30/1997      12,636     11,910         13,002      12,263
5/31/1997      13,241     12,479         13,735      13,064
6/30/1997      13,816     13,022         14,394      13,787
7/31/1997      14,261     13,441         14,856      14,013
8/31/1997      13,007     12,259         13,785      12,970
9/30/1997      13,881     13,083         14,670      13,699
10/31/1997     12,686     11,956         13,556      12,649
11/30/1997     12,404     11,691         13,443      12,523
12/31/1997     12,467     11,750         13,548      12,635
1/31/1998      12,953     12,208         13,876      13,216
2/28/1998      13,771     12,979         14,757      14,067
3/31/1998      14,456     13,625         15,558      14,503
4/30/1998      14,478     13,646         15,797      14,621
5/31/1998      14,091     13,281         15,828      14,554
6/30/1998      13,539     12,760         15,690      14,667
7/31/1998      13,749     12,958         15,931      14,819
8/31/1998      12,179     11,479         13,639      12,986
9/30/1998      11,826     11,146         13,215      12,592
10/31/1998     12,610     11,885         14,186      13,908
11/30/1998     13,218     12,458         14,897      14,624
12/31/1998     13,586     12,805         15,263      15,204
1/31/1999      13,563     12,783         15,356      15,163
2/28/1999      12,940     12,196         14,961      14,805
3/31/1999      13,133     12,378         15,459      15,426
4/30/1999      13,677     12,890         16,179      16,055
5/31/1999      13,246     12,484         15,578      15,232
6/30/1999      13,937     13,136         16,317      15,829
7/31/1999      14,583     13,745         16,681      16,303
8/31/1999      14,889     14,033         16,813      16,366
9/30/1999      15,558     14,663         16,867      16,535
10/31/1999     16,770     15,806         17,456      17,158
11/30/1999     20,576     19,393         18,736      17,757
12/31/1999     25,745     24,265         21,038      19,355
1/31/2000      24,566     23,153         19,807      18,128
2/29/2000      28,959     27,294         21,114      18,620
3/31/2000      26,768     25,229         21,168      19,345
4/30/2000      23,591     22,234         19,825      18,331
5/31/2000      21,761     20,510         19,281      17,886
6/30/2000      22,676     21,372         20,173      18,590
7/31/2000      21,208     19,988         19,519      17,814
8/31/2000      21,870     20,612         19,849      17,973
9/30/2000      20,835     19,637         18,693      17,101
10/31/2000     19,041     17,946         18,058      16,701
11/30/2000     17,819     16,795         17,296      16,078
12/31/2000     18,577     17,509         17,942      16,653
1/31/2001      18,552     17,485         18,047      16,645
2/28/2001      16,847     15,878         16,781      15,399
3/31/2001      15,445     14,557         15,601      14,379
4/30/2001      16,266     15,331         16,550      15,388
5/31/2001      16,051     15,128         16,149      14,857
6/30/2001      15,786     14,878         15,693      14,255
7/31/2001      15,331     14,450         15,285      13,996
8/31/2001      14,889     14,033         14,979      13,645
9/30/2001      13,614     12,831         13,347      12,266
10/31/2001     13,900     13,101         13,708      12,579
11/30/2001     14,072     13,263         14,220      13,044
12/31/2001     14,257     13,437         14,474      13,122
1/31/2002      13,511     12,734         13,889      12,426
2/28/2002      13,640     12,856         14,084      12,513
3/31/2002      14,185     13,369         14,829      13,257
4/30/2002      14,013     13,207         14,933      13,292
5/31/2002      14,185     13,369         15,147      13,472
6/30/2002      13,554     12,775         14,549      12,941
7/31/2002      12,292     11,585         13,096      11,665
8/31/2002      12,263     11,558         13,107      11,641
9/30/2002      11,044     10,409         11,695      10,394
10/31/2002     11,431     10,774         12,302      10,953
11/30/2002     12,005     11,315         12,885      11,451
12/31/2002     11,503     10,842         12,472      11,067
1/31/2003      11,087     10,449         12,015      10,606
2/28/2003      11,058     10,422         11,660      10,364
3/31/2003      10,858     10,233         11,374      10,168
4/30/2003      11,704     11,031         12,500      11,176
5/31/2003      12,450     11,734         13,303      11,864
6/30/2003      12,722     11,991         13,617      12,157
7/31/2003      12,894     12,153         13,999      12,453
8/31/2003      13,339     12,572         14,403      12,756
9/30/2003      13,626     12,842         14,692      13,152
10/31/2003     14,787     13,937         15,568      13,973
11/30/2003     14,917     14,059         15,881      14,285
12/31/2003     15,941     15,025         16,962      15,402
1/31/2004      16,057     15,134         17,326      15,621
2/29/2004      16,391     15,449         17,722      15,984
3/31/2004      16,565     15,610         17,809      16,080

                                  Average Annual Total Returns -- March 31, 2004
--------------------------------------------------------------------------------

                                   6 Months/5/   1 Year/5/   5 Years/5/   10 Years/5/
                                   -----------   ---------   ----------   -----------
Class A/1/
Net Asset Value/2/                    21.57%       52.57%       4.75%        5.18%
With Maximum Sales Charge/3/          14.58        43.83        3.52         4.55

Class B/1/
Net Asset Value/2/                    21.03        51.09        3.79         4.23
With CDSC/4/                          16.03        46.09        3.46         4.23

Class C/1/
Net Asset Value/2/                    20.99        51.04        3.78         4.23
With CDSC/4/                          19.99        50.04        3.78         4.23

Class Y/1/
Net Asset Value/2/                    21.83        52.89        5.06         5.40

--------------------------------------------------------------------------------
Comparative Performance            6 Months   1 Year   5 Years   10 Years
-----------------------            --------   ------   -------   --------
MSCI EAFE Index                     22.27%    58.15%    0.83%     4.86%
Lipper International Funds Index    21.21     56.57     2.87      5.94
Lipper International Funds Avg.     20.77     53.63     1.76      5.10

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.cdcnvestfunds.com.

Class Y shares, the successor to the fund's Institutional Class, are available to certain institutional investors only.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                                                 Portfolio Facts
--------------------------------------------------------------------------------

                                                                % of Net Assets
                                                                     as of
                                                               -----------------
Fund Composition                                               3/31/04   9/30/03
--------------------------------------------------------------------------------
Common Stocks                                                    97.9      95.4
Preferred Stocks                                                  1.0       0.5
Short Term Investments
   and Other                                                      1.1       4.1

                                                                % of Net Assets
                                                                     as of
                                                              ------------------
Ten Largest Holdings                                          3/31/04    9/30/03
--------------------------------------------------------------------------------
Roche Holding AG                                                2.2        1.0
Erste Bank der Sparkassen AG                                    1.8        1.6
Samsung Electronics                                             1.8        1.0
Synthes-Stratec, Inc.                                           1.6        1.1
Wienerberger AG                                                 1.6         --
Vodafone Group Plc                                              1.4        1.9
MAN AG                                                          1.4        1.1
Mitsubishi Tokyo Financial, Inc.                                1.4         --
Smith & Nephew Plc                                              1.3        1.5
Embraer-Empresa Aeronautica                                     1.3        0.8

                                                               % of Net Assets
                                                                      as of
                                                              ------------------
Five Largest Countries                                        3/31/04   9/30/03
--------------------------------------------------------------------------------
Japan                                                           23.2      23.3
United Kingdom                                                  13.2      16.2
Switzerland                                                      8.5       5.4
Germany                                                          7.1       6.0
Canada                                                           4.6       3.9

Portfolio holdings and asset allocations will vary.

See page 7 for a description of the indexes.

Notes to Charts

/1/ Returns shown in the chart include performance of the fund's Retail Class shares, which were converted to Class A shares on 9/12/03. The prior Retail Class performance has been restated to reflect expenses of Class A shares. For periods before the inception of Retail Class shares (12/31/96), performance shown for Class A has been based on the performance of the fund's Institutional Class shares, adjusted to reflect the higher expenses paid by Class A shares. The restatement of the fund's performance to reflect Class A expenses is based on the net expenses of the Class after taking into effect the fund's current expense cap arrangements. For periods prior to the inception of Class B and Class C shares (9/12/03), performance is based on prior Institutional Class performance, restated to reflect the loads and expenses of Class B and Class C shares, respectively. Class Y performance has been restated to reflect the net expenses of the Institutional Class after taking into effect the fund's current expense cap arrangements. The growth of $10,000 chart reflects the performance of Class A shares rather than Class Y shares because Class A shares include the highest sales charge. Prior to 9/12/03, the fund was offered without a sales charge.
/2/  Does not include a sales charge.
/3/  Includes maximum sales charge of 5.75%.
/4/ Performance for Class B shares assumes a maximum 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C shares performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/5/ Fund performance has been increased by expense waivers, without which performance would have been lower.

--------------------------------------------------------------------------------
                          Loomis Sayles Research Fund
--------------------------------------------------------------------------------

                                                               Portfolio Profile
--------------------------------------------------------------------------------

Objective:

Long-term growth of capital
--------------------------------------------------------------------------------

Strategy:

Invests primarily in equity securities, including common stocks, convertible securities and warrants; focuses on large-capitalization companies but may invest in companies of any size
--------------------------------------------------------------------------------

Fund Inception:

July 31, 2000
--------------------------------------------------------------------------------

Manager:

Team Management, led by Lauriann Kloppenburg Loomis, Sayles & Company, L.P.
--------------------------------------------------------------------------------

Symbols:

Class A   LSRRX
Class B   LSCBX
Class C   LSCCX
Class Y   LISRX
--------------------------------------------------------------------------------

What You Should Know:

Growth stocks are generally more sensitive to market movements than value stocks. Foreign securities involve risks not associated with domestic securities, such as currency fluctuations, differing political and economic conditions, and different accounting standards. Small-cap stocks are generally more volatile than the market.
--------------------------------------------------------------------------------

                                                           Management Discussion
--------------------------------------------------------------------------------

Loomis Sayles Research Fund's emphasis on fundamental research and stock selection served it well during the six months ended March 31, 2004, a period of shifting trends in the stock market. For the first half of the fiscal year, the fund's Class A shares had a total return of 14.66%, based on net asset value. During the same period, the benchmark Standard & Poor's 500 Index returned 14.08%.

Healthcare, consumer discretionary, financial selections aided performance

Healthcare was the top-performing sector during the period, as selections in medical device companies, which we had favored, and medical service providers appreciated sharply. Device companies such as Guidant, St. Jude Medical, Zimmer Holdings and Boston Scientific all posted strong gains, as did service providers, such as health plan manager Aetna and pharmacy benefit manager Caremark. Our decision to de-emphasize large pharmaceutical companies also helped during a period when their growth rates continued to lag other sectors.

In the consumer discretionary sector, several travel-related companies boosted fund performance, including Mandalay Resort Group and Royal Caribbean Cruises Ltd. Within the financial services industry, Countrywide Financial was the top performer, as the company continued to benefit from low interest rates that aided the home mortgage and refinancing business. Among individual holdings, Tyco International, a diversified industrial company, was a notable contributor to performance as its restructuring program progressed. Consistent with our style, we kept sector weightings close to those of the S&P 500 and sought to add value through stock selection rather than sector emphasis.

Tech stocks were disappointing

After strong performance during most of 2003, the fund's technology holdings proved to be the most significant detractors. Such tech stocks as semiconductor equipment company Applied Materials, a recent addition to the portfolio, fell in December as investors sold their position to take profits. Other selections that underperformed during the period included software company VERITAS, which had to restate its earnings, and semiconductor leader Intel, which fell victim to excess inventories of personal computer notebooks. However, we continued to like the prospects of both companies and retained them in the portfolio.

Our telecommunications selections also detracted from performance. CenturyTel suffered the greatest loss when it had to lower its earnings estimate. However, we believe the stock continues to offer attractive total return potential and continued to hold it at the end of the period. Our lack of exposure to pure wireless service providers also proved to be a detriment during a period in which speculation about mergers helped push valuations up. At this time, we believe regional bell operating companies offer better opportunities than wireless service providers.

Potential for strong equity performance persists

Although 2004 got off to a somewhat rocky start, we believe virtually all the elements remain in place for strong equity markets, including low inflation, reasonable stock valuations, rising earnings and cash flows, and low interest rates. In addition, the weak U.S. dollar gives support to the earnings of large-cap companies with global operations by making their products more competitive. Even the sluggish job market has shown signs of turning around, as evidenced by the Department of Labor's report that 308,000 new jobs were created in March. Having said that, we suspect stock prices may remain volatile as the presidential election season generates more heat. We believe individual stock selection, rather than investment style or sector weightings, should be the most important factor in performance. Overall, we have positioned the portfolio to benefit from a strengthening economy across all sectors.

--------------------------------------------------------------------------------
                          Loomis Sayles Research Fund
--------------------------------------------------------------------------------

                                       Investment Results through March 31, 2004
--------------------------------------------------------------------------------

Performance in Perspective

The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

                               Growth of a $10,000 Investment in Class A Shares1
--------------------------------------------------------------------------------

                      July 31, 2000 through March 31, 2004

                                     [CHART]

                                   Line Chart

                          Class A      Lipper
                         @ Maximum    Large Cap     S&P
   Month     Net Asset     Sales     Core Funds     500
    End       Value/2/   Charge/3/      Index      Index
----------   ---------   ---------   ----------   ------
 7/31/2000     10,000      9,425       10,000     10,000
 8/31/2000     10,937     10,308       10,690     10,621
 9/30/2000     10,538      9,932       10,121     10,060
10/31/2000     10,110      9,528       10,003     10,018
11/30/2000      8,698      8,198        9,124      9,228
12/31/2000      9,039      8,519        9,235      9,273
 1/31/2001      9,149      8,623        9,497      9,602
 2/28/2001      8,147      7,678        8,613      8,727
 3/31/2001      7,646      7,206        8,084      8,174
 4/30/2001      8,297      7,820        8,699      8,809
 5/31/2001      8,367      7,886        8,748      8,868
 6/30/2001      8,227      7,754        8,515      8,652
 7/31/2001      7,996      7,537        8,392      8,567
 8/31/2001      7,526      7,093        7,898      8,031
 9/30/2001      6,864      6,469        7,298      7,382
10/31/2001      7,105      6,696        7,470      7,523
11/30/2001      7,626      7,187        7,960      8,100
12/31/2001      7,793      7,345        8,050      8,171
 1/31/2002      7,713      7,269        7,923      8,052
 2/28/2002      7,623      7,184        7,790      7,896
 3/31/2002      7,904      7,449        8,055      8,193
 4/30/2002      7,583      7,147        7,634      7,697
 5/31/2002      7,492      7,061        7,578      7,640
 6/30/2002      7,001      6,598        7,055      7,096
 7/31/2002      6,429      6,059        6,531      6,543
 8/31/2002      6,389      6,022        6,585      6,586
 9/30/2002      5,707      5,379        5,945      5,870
10/31/2002      6,148      5,795        6,407      6,387
11/30/2002      6,399      6,031        6,693      6,762
12/31/2002      6,079      5,729        6,341      6,365
 1/31/2003      5,938      5,597        6,174      6,198
 2/28/2003      5,848      5,512        6,092      6,105
 3/31/2003      5,928      5,587        6,144      6,165
 4/30/2003      6,360      5,995        6,596      6,672
 5/31/2003      6,712      6,326        6,916      7,024
 6/30/2003      6,802      6,411        6,984      7,114
 7/31/2003      6,953      6,553        7,094      7,239
 8/31/2003      7,054      6,648        7,232      7,380
 9/30/2003      6,933      6,534        7,138      7,302
10/31/2003      7,375      6,951        7,487      7,715
11/30/2003      7,465      7,036        7,550      7,783
12/31/2003      7,758      7,312        7,913      8,191
 1/31/2004      7,859      7,407        8,025      8,341
 2/29/2004      8,020      7,559        8,120      8,457
 3/31/2004      7,949      7,493        7,993      8,330

                                  Average Annual Total Returns -- March 31, 2004
--------------------------------------------------------------------------------

                                                                     Since Fund
                                          6 Months/6/   1 Year/6/   Inception/6/
                                          -----------   ---------   ------------
Class A/1/
Net Asset Value/2/                           14.66%       34.09%       -6.07%
With Maximum Sales Charge/3/                  8.08        26.38        -7.57

Class B/1/
Net Asset Value/2/                           14.15        32.83        -6.93
With CDSC/4/                                  9.15        27.83        -7.69

Class C/1/
Net Asset Value/2/                           14.06        32.72        -6.96
With CDSC/4/                                 13.06        31.72        -6.96

Class Y/1/
Net Asset Value/2/                           14.64        34.46        -5.84

--------------------------------------------------------------------------------
                                                                    Since Fund
Comparative Performance                         6 Months   1 Year   Inception/5/
-----------------------                         --------   ------   ------------
S&P 500 Index                                    14.08%    35.12%      -4.86%
Lipper Large Cap Core Funds Index                11.97     30.10       -5.93
Lipper Large Cap Core Funds Avg.                 12.38     31.22       -7.07

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.cdcnvestfunds.com.

Class Y shares, the successor to the fund's Institutional Class; are available to certain institutional investors only.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                                                 Portfolio Facts
--------------------------------------------------------------------------------

                                                                % of Net Assets
                                                                      as of
                                                               -----------------
Fund Composition                                               3/31/04   9/30/03
--------------------------------------------------------------------------------
Common Stocks                                                    99.3      99.5
--------------------------------------------------------------------------------
Other Assets                                                      0.7       0.5

                                                                % of Net Assets
                                                                      as of
                                                               -----------------
Ten Largest Holdings                                           3/31/04   9/30/03
--------------------------------------------------------------------------------
Citigroup, Inc.                                                  3.9       3.6
--------------------------------------------------------------------------------
Bank of America Corp.                                            2.9       2.7
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                2.8       2.2
--------------------------------------------------------------------------------
Cisco Systems, Inc.                                              2.7       2.3
--------------------------------------------------------------------------------
Intel Corp.                                                      2.6       1.0
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                            2.5       2.7
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                   2.4       1.3
--------------------------------------------------------------------------------
MBNA Corp.                                                       2.4       2.5
--------------------------------------------------------------------------------
3M Co.                                                           2.3        --
--------------------------------------------------------------------------------
General Electric Co.                                             2.2       2.4

                                                                % of Net Assets
                                                                      as of
                                                               -----------------
Five Largest Industries                                        3/31/04   9/30/03
--------------------------------------------------------------------------------
Capital Markets                                                  8.6       2.2
--------------------------------------------------------------------------------
Semiconductors & Equipment                                       7.6       4.1
--------------------------------------------------------------------------------
Healthcare Equipment & Supplies                                  6.3       4.6
--------------------------------------------------------------------------------
Industrial Conglomerates                                         6.3       3.6
--------------------------------------------------------------------------------
Oil & Gas                                                        4.8       4.0

Portfolio holdings and asset allocations will vary.

See page 7 for a description of the indexes.

Notes to Charts

/1/ Returns shown in the chart include the performance of the fund's Retail Class shares, which were converted to Class A shares on 9/12/03. The prior Retail Class performance has been restated to reflect expenses of Class A shares. For periods before the inception of Retail Class shares (11/30/01), performance shown for Class A has been based on the performance of the fund's Institutional Class shares, adjusted to reflect the higher expenses paid by Class A shares. The restatement of the fund's performance to reflect Class A expenses is based on the net expenses of the Class after taking into effect the fund's current expense cap arrangements. For periods prior to the inception of Class B and C shares (9/12/03), performance is based on prior Institutional Class performance, restated to reflect the loads and expenses of Class B and C shares, respectively. Class Y performance has been restated to reflect the net expenses of the Institutional Class after taking into effect the fund's current expense cap arrangements. The growth of $10,000 chart reflects the performance of Class A shares rather than Class Y shares because Class A shares include the highest sales charge. Prior to 9/12/03, the fund was offered without a sales charge.
/2/  Does not include a sales charge.
/3/  Includes maximum sales charge of 5.75%.
/4/ Performance for Class B shares assumes a maximum 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C shares performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/5/ The since-inception performance comparisons shown are calculated from 7/31/00.
/6/ Fund performance has been increased by expense waivers, without which performance would have been lower.

--------------------------------------------------------------------------------
                             Additional Information
--------------------------------------------------------------------------------

The views expressed in this report reflect those of the portfolio managers as of the dates indicated. The managers' views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because these funds are actively managed, there is no assurance that they will continue to invest in the securities or industries mentioned.

For more complete information on any CDC Nvest Fund, contact your financial professional or call CDC IXIS Asset Management Distributors, L.P. and ask for a free prospectus, which contains more complete information including charges and other ongoing expenses. Investors should consider a fund's objective, risks and expenses carefully before investing. This and other fund information can be found in the prospectus. Please read the prospectus carefully before investing.

Index/Average Descriptions:

The Standard & Poor's 500 ("S&P 500") Stock Index is an unmanaged index of U.S. common stock performance.

The Russell 1000 Growth Index is an unmanaged index measuring the performance of the largest 1000 U.S. growth companies within the Russell 3000 Index.

The Morgan Stanley Capital International (MSCI) Europe Australasia Far East
(EAFE) Index is an unmanaged index of common stocks traded outside the United States.

The Lipper Fund Indexes are equally weighted indexes typically consisting of the 30 largest mutual funds within each fund's category, as calculated by Lipper, Inc.

The Lipper Fund Averages consist of all mutual funds in a stated category, without sales charges, calculated by Lipper, Inc.

Proxy Voting Information

A description of the Funds' proxy voting policies and procedures is available
(i) without charge, upon request, by calling CDC Nvest Funds at 800-225-5478;
(ii) on the Funds' website at www.cdcnvestfunds.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

--------------------------------------------------------------------------------
                NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
              Loomis Sayles Growth Fund -- Schedule of Investments
--------------------------------------------------------------------------------

Investments as of March 31, 2004 (unaudited)

 Shares                    Description                               Value (a)
-------------------------------------------------------------------------------
Common Stocks -- 99.3% of Total Net Assets
            Biotechnology -- 4.2%
   15,350   Biogen Idec, Inc. (c)                                   $   853,460
   13,091   Genentech, Inc. (c)                                       1,385,290
   11,725   Gilead Sciences, Inc. (c)                                   653,903
                                                                    -----------
                                                                      2,892,653
                                                                    -----------
            Capital Markets -- 8.5%
   15,306   Goldman Sachs Group, Inc.                                 1,597,181
   22,850   J.P. Morgan Chase & Co.                                     958,558
   15,400   Legg Mason, Inc.                                          1,428,812
   22,368   Lehman Brothers Holdings, Inc.                            1,853,636
                                                                    -----------
                                                                      5,838,187
                                                                    -----------
            Communications Equipment -- 9.9%
  120,156   Cisco Systems, Inc. (c)                                   2,826,069
   69,125   Juniper Networks, Inc. (c)                                1,797,941
   46,900   Motorola, Inc.                                              825,440
   20,797   QUALCOMM, Inc.                                            1,381,337
                                                                    -----------
                                                                      6,830,787
                                                                    -----------
            Computers & Peripherals -- 3.8%
   53,753   Dell, Inc. (c)                                            1,807,176
   62,280   EMC Corp. (c)                                               847,631
                                                                    -----------
                                                                      2,654,807
                                                                    -----------
            Consumer Finance -- 5.0%
   16,706   American Express Co.                                        866,206
   15,950   Capital One Financial Corp.                               1,203,108
   50,590   MBNA Corp.                                                1,397,802
                                                                    -----------
                                                                      3,467,116
                                                                    -----------
            Diversified Financial Services  -- 2.5%
   24,594   Moody's Corp.                                             1,741,255
                                                                    -----------
            Electronic Equipment & Instruments -- 1.1%
   24,100   Agilent Technologies, Inc. (c)                              762,283
                                                                    -----------
            Healthcare Equipment & Supplies -- 7.7%
   10,775   Guidant Corp.                                               682,812
   18,708   St. Jude Medical, Inc. (c)                                1,348,847
   11,733   Stryker Corp.                                             1,038,722
   30,154   Zimmer Holdings, Inc. (c)                                 2,224,762
                                                                    -----------
                                                                      5,295,143
                                                                    -----------
            Healthcare Providers & Services -- 8.3%
   22,550   Anthem, Inc. (c)                                          2,043,932
   55,017   Caremark Rx, Inc. (c)                                     1,829,315
   28,225   UnitedHealth Group, Inc.                                  1,818,819
                                                                    -----------
                                                                      5,692,066
                                                                    -----------
            Home Construction -- 1.0%
   12,775   Pulte Homes, Inc.                                           710,290
                                                                    -----------
            Hotels Restaurants & Leisure -- 2.8%
   25,300   International Game Technology                             1,137,488
   13,300   Mandalay Resort Group                                       761,558
                                                                    -----------
                                                                      1,899,046
                                                                    -----------
            Household Products -- 1.5%
   10,125   Procter & Gamble Co.                                      1,061,910
                                                                    -----------
            Industrial Conglomerates -- 2.4%
   54,300   General Electric Co.                                      1,657,236
                                                                    -----------
            Insurance -- 1.1%
   18,875   Fidelity National Financial, Inc.                           747,450
                                                                    -----------
            Internet & Catalog Retail -- 3.2%
   31,614   eBay, Inc. (c)                                            2,191,799
                                                                    -----------
            Internet Software & Services -- 1.5%
   21,424   Yahoo! Inc. (c)                                         $ 1,040,992
                                                                    -----------
            Machinery -- 2.1%
   15,275   Danaher Corp.                                             1,426,227
                                                                    -----------
            Multiline Retail -- 1.2%
   20,400   Nordstrom, Inc.                                             813,960
                                                                    -----------
            Oil & Gas -- 2.6%
   70,031   XTO Energy, Inc.                                          1,767,589
                                                                    -----------
            Pharmaceuticals -- 2.4%
   13,325   Forest Laboratories, Inc. (c)                               954,336
   19,619   Pfizer, Inc.                                                687,646
                                                                    -----------
                                                                      1,641,982
                                                                    -----------
            Semiconductors & Semiconductor Equipment-- 9.9%
   64,723   Applied Materials, Inc. (c)                               1,383,778
   21,025   Broadcom Corp., Class A (c)                                 823,549
   59,116   Intel Corp.                                               1,607,955
   68,361   Texas Instruments, Inc.                                   1,997,509
   25,975   Xilinx, Inc. (c)                                            987,050
                                                                    -----------
                                                                      6,799,841
                                                                    -----------
            Software -- 4.9%
   33,800   Adobe Systems, Inc.                                       1,332,734
   19,958   Electronic Arts, Inc. (c)                                 1,076,934
   20,425   Symantec Corp. (c)                                          945,677
                                                                    -----------
                                                                      3,355,345
                                                                    -----------
            Specialty Retail -- 4.7%
   25,396   Bed Bath & Beyond, Inc. (c)                               1,060,537
   25,696   Best Buy Co., Inc.                                        1,328,997
   15,767   Lowe's Cos., Inc.                                           885,002
                                                                    -----------
                                                                      3,274,536
                                                                    -----------
            Textiles Apparel & Luxury Goods -- 2.8%
   47,970   Coach, Inc. (c)                                           1,966,290
                                                                    -----------
            Thrifts & Mortgage Finance -- 1.6%
   11,875   Countrywide Financial Corp.                               1,138,812
                                                                    -----------
            Wireless Telecommunication
               Services -- 2.6%
   72,056   Nextel Communications, Inc., Class A (c)                  1,781,945
                                                                    -----------
            Total Common Stocks
            (Identified Cost $61,816,280)                            68,449,547
                                                                    -----------
            Total Investments -- 99.3%
            (Identified Cost $61,816,280) (b)                        68,449,547
            Other assets less liabilities                               491,770
                                                                    -----------
            Total Net Assets -- 100%                                $68,941,317
                                                                    ===========
(a)         See Note 2a of Notes to Financial Statements.
(b)         Federal Tax Information:
            At March 31, 2004, the net unrealized
            appreciation on investments based on
            cost of $61,816,280 for federal income
            tax purposes was as follows:
            Aggregate gross unrealized appreciation
            for all investments in which there is an
            excess of value over tax cost                           $ 7,296,769
            Aggregate gross unrealized
            depreciation for all investments
            in which there is an excess of tax
            cost over value                                            (663,502)
                                                                    -----------
            Net unrealized appreciation                             $ 6,633,267
                                                                    ===========
            At September 30, 2003, the Fund had a
            capital loss carryover of
            approximately $58,480,246 which
            expires between September 30, 2008 and
            2011. These amounts are subject to
            limitations and may be available to
            offset future realized capital gains,
            if any,to the extent provided by
            regulations.

            See Note 9 of Notes to Financial
            Statements.

(c)  Non-income producing security.

                See accompanying notes to financial statements.                8

--------------------------------------------------------------------------------
       Loomis Sayles International Equity Fund -- Schedule of Investments
--------------------------------------------------------------------------------

Investments as of  March 31, 2004 (unaudited)

  Shares                   Description                               Value (a)
-------------------------------------------------------------------------------
Common Stocks -- 97.9% of Total Net Assets
             Australia -- 2.2%
  140,362   AMP Ltd.                                               $   603,316
   19,726   Macquarie Bank Ltd.                                        539,141
  251,680   Southcorp Ltd. (c)                                         610,856
                                                                   -----------
                                                                     1,753,313
                                                                   -----------
            Austria -- 3.4%
    9,875   Erste Bank der oesterreichischen
               Sparkassen  AG                                        1,479,805
   38,600   Wienerberger AG                                          1,282,218
                                                                   -----------
                                                                     2,762,023
                                                                   -----------
            Belgium -- 1.0%
   13,450   Umicore                                                    820,946
                                                                   -----------
            Bermuda -- 1.3%
   67,400   Golar LNG Ltd. (c)                                       1,023,367
                                                                   -----------
            Brazil -- 2.3%
   14,800   Companhia Vale do Rio Doce ADR (c)                         812,520
   32,998   Embraer-Empresa Brasileria de
               Aeronautica SA ADR                                    1,059,236
                                                                   -----------
                                                                     1,871,756
                                                                   -----------
            Canada -- 4.6%
   23,150   Angiotech Pharmaceuticals, Inc. (c)                        565,091
   44,100   Celestica, Inc. (c)                                        723,240
   23,479   Encana Corp.                                             1,015,933
   69,600   Nortel Networks Corp. (c)                                  413,424
   20,286   NOVA Chemicals Corp.                                       509,724
   11,763   PetroKazakhstan, Inc.                                      331,302
    6,932   PetroKazakhstan, Inc., Class A                             195,238
                                                                   -----------
                                                                     3,753,952
                                                                   -----------
            Denmark -- 0.8%
   17,300   William Demant Holding A/S (c)                             616,558
                                                                   -----------
            Finland -- 1.1%
   45,450   Nokia Oyj ADR                                              921,726
                                                                   -----------
            France -- 3.3%
   16,400   Axa                                                        343,693
   20,300   M6 Metropole Television                                    609,155
   26,150   STMicroelectronics NV (c)                                  617,084
    4,400   Technip                                                    595,108
    2,830   Total Fina SA, Class B                                     520,860
                                                                   -----------
                                                                     2,685,900
                                                                   -----------
            Germany -- 6.1%
   17,900   Bayerische Motoren Werke (BMW) AG                          728,361
    3,700   Deutsche Bank AG                                           307,843
   36,900   Hochtief AG                                              1,037,965
   32,000   MAN AG                                                   1,143,357
   17,500   Metro AG                                                   752,144
    6,320   Rhoen-Klinikum AG                                          316,262
   13,550   SAP AG ADR                                                 532,651
    2,900   Stada Arzneimittel AG                                      147,506
                                                                   -----------
                                                                     4,966,089
                                                                   -----------
            Hong Kong -- 1.9%
  224,400   Esprit Holdings Ltd.                                       937,819
  988,000   Giordano International Ltd.                                617,559
                                                                   -----------
                                                                     1,555,378
                                                                   -----------
            Hungary -- 1.1%
   45,200   OTP Bank (c)                                               857,024
                                                                   -----------
            India -- 1.7%
   21,400   State Bank of India GDR                                    834,600
   11,925   Wipro Ltd. ADR                                             502,519
                                                                   -----------
                                                                     1,337,119
                                                                   -----------
            Ireland -- 1.7%
   44,100   Anglo Irish Bank Corp. Plc                                 705,396
   34,700   CRH Plc                                                    708,335
                                                                   -----------
                                                                     1,413,731
                                                                   -----------
            Israel -- 1.2%
   14,759   Teva Pharmaceutical Industries Ltd. ADR                    935,868
                                                                   -----------
            Italy -- 0.7%
   54,000   Mediaset Spa                                               599,720
                                                                   -----------
            Japan -- 23.2%
    7,450   Aiful Corp.                                                763,927
   35,000   Ajinomoto Co., Inc.                                        416,722
   71,000   Daiwa House Industry Co. Ltd.                              905,342
   58,400   Isetan Co. Ltd.                                            888,713
    8,700   JAFCO Co. Ltd.                                             850,890
   98,000   Kaneka Corp.                                               982,798
    3,210   Keyence Corp.                                              782,196
       44   Millea Holdings, Inc.                                      685,084
   80,000   Mitsubishi Corp.                                           945,572
      113   Mitsubishi Tokyo Financial Group, Inc.                   1,121,212
   67,000   Mitsui Fudosan Co. Ltd.                                    842,195
  154,000   Nishimatsu Construction Co. Ltd.                           634,342
   10,800   Nitto Denko Corp.                                          594,105
      468   NTT DoCoMo, Inc.                                         1,037,310
    7,150   Orix Corp.                                                 793,144
  167,000   Shinko Securities Co. Ltd.                                 689,409
  567,000   Sumitomo Metal Industries Ltd.                             757,089
   44,400   Suzuki Motor Corp.                                         690,747
    6,100   TDK Corp.                                                  465,751
   38,775   THK Co. Ltd.                                               766,022
   13,200   Tokyo Electron Ltd.                                        882,485
   52,000   Tokyu Corp.                                                325,512
   28,500   Xebio Co. Ltd.                                             820,995
   15,700   Yamada Denki Co. Ltd.                                      613,997
   38,000   Yokogawa Electric Corp.                                    564,230
                                                                   -----------
                                                                    18,819,789
                                                                   -----------
            Mexico -- 0.8%
   15,700   America Movil SA de CV, Series L, ADR                      606,805
                                                                   -----------
            Netherlands -- 3.4%
   40,300   Aegon NV                                                   517,238
   45,765   ASML Holding NV (c)                                        838,872
   25,200   ING Groep NV                                               554,102
   27,900   Koninklijke (Royal) Philips
               Electronics NV                                          810,412
                                                                   -----------
                                                                     2,720,624
                                                                   -----------
            New Zealand -- 0.6%
   60,100   Fisher & Paykel Healthcare Corp. Ltd.                      477,650
                                                                   -----------
            Norway -- 1.8%
   80,300   Smedvig ASA, Class A                                       742,817
  106,800   Telenor ASA                                                740,630
                                                                   -----------
                                                                     1,483,447
                                                                   -----------
            Portugal -- 0.7%
  117,100   Media Capital, SGPS, SA (c)                                604,570
                                                                   -----------
            Russia -- 1.0%
   21,425   Gazprom ADR, 144A (c)                                      809,865
                                                                   -----------

9               See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                     Loomis Sayles International Equity Fund
                       Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of March 31, 2004 (unaudited)

 Shares                    Description                              Value (a)
--------------------------------------------------------------------------------
            Singapore -- 0.8%
  156,000   Keppel Corp. Ltd.                                      $   679,948
                                                                   -----------
            South Africa -- 1.0%
   35,400   Anglo American Plc                                         846,717
                                                                   -----------
            South Korea -- 3.6%
   13,000   Hyundai Motor Co. Ltd.                                     593,577
   15,765   Interflex Co. Ltd.                                         366,010
    3,230   Samsung DSI Co. Ltd.                                       473,561
    2,930   Samsung Electronics                                      1,462,527
                                                                   -----------
                                                                     2,895,675
                                                                   -----------
            Sweden -- 3.0%
   23,000   Atlas Copco AB, Class A                                    818,584
   22,200   SKF AB, Class B                                            805,481
   30,025   Telefonaktiebolaget LM Ericsson ADR (c)                    833,194
                                                                   -----------
                                                                     2,457,259
                                                                   -----------
            Switzerland -- 8.5%
    1,400   Basilea Pharmaceutica AG (c)                               106,885
   23,800   Credit Suisse Group (c)                                    826,247
    2,900   Nobel Biocare Holding AG                                   398,397
   18,400   Novartis AG                                                783,676
   18,400   Roche Holding AG                                         1,799,959
    5,200   Straumann AG                                               900,139
    1,250   Synthes-Stratec, Inc.                                    1,282,744
   10,100   UBS AG                                                     751,498
                                                                   -----------
                                                                     6,849,545
                                                                   -----------
            Taiwan -- 1.0%
  152,965   United Microelectronics Corp. ADR (c)                      795,418
                                                                   -----------
            Thailand -- 0.5%
   66,400   Siam Cement Public Co. Ltd.                                423,219
                                                                   -----------
            United Kingdom -- 13.2%
   53,400   Barclays Plc                                               471,878
   88,685   BHP Billiton Plc                                           810,959
  123,200   BP Plc                                                   1,035,883
  228,500   Colt Telecom Group Plc (c)                                 391,263
   64,100   Exel Plc                                                   831,778
   55,700   HBOS Plc                                                   758,202
   64,700   HSBC Holdings Plc                                          963,506
  134,618   Kingfisher Plc                                             716,213
   32,300   Reckitt Benckiser Plc                                      800,308
  109,600   Smith & Nephew Plc                                       1,082,136
   82,405   Unilever Plc                                               819,438
  491,840   Vodafone Group Plc                                       1,166,001
   64,400   Xstrata Plc                                                859,277
                                                                   -----------
                                                                    10,706,842
                                                                   -----------
            United States -- 0.4%
   13,100   Accenture Ltd., Class A (c)                                324,880
                                                                   -----------
            Total Common Stocks
            (Identified Cost $65,072,395)                           79,376,723
                                                                   -----------
Preferred Stocks -- 1.0%
            Germany -- 1.0%
  40,100    ProSiebenSat.1 Media AG                                    795,981
                                                                   -----------
            Total Preferred Stocks
            (Identified Cost $565,300)                                 795,981
                                                                   -----------
            Total Investments -- 98.9%
            (Identified Cost $65,637,695) (b)                       80,172,704
            Other assets less liabilities                              901,654
                                                                   -----------
            Total Net Assets -- 100%                               $81,074,358
                                                                   ===========

(a)       See Note 2a of Notes to Financial Statements.
(b)       Federal Tax Information:

          At March 31, 2004, the net unrealized appreciation on
          investments based on cost of $65,637,695 for federal
          income tax purposes was as follows:
          Aggregate gross unrealized appreciation for
          all investments in which there is an excess of value
          over tax cost                                            $15,214,987
          Aggregate gross unrealized depreciation for
          all investments in which there is an excess of tax
          cost overvalue                                              (679,978)
                                                                   -----------
          Net unrealized appreciation                              $14,535,009
                                                                   ===========

          At September 30, 2003, the Fund had a capital loss carryover of approximately $37,149,904 which expires between September 30, 2009 and September 30, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(c)       Non-income producing security.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

ADR/GDR   An American Depositary Receipt (ADR) or Global Depositary Receipt
          (GDR) is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.

Industry Holdings at March 31, 2004 as a Percentage of Net Assets

   Diversified Financial Services                                          10.4%
   Wireless Telecommunication Services                                     10.3
   Specialty Retail                                                         9.6
   Oil & Gas                                                                9.0
   Containers & Packaging                                                   8.8
   Consumer Finance                                                         8.4
   Metals & Mining                                                          5.0
   Real Estate                                                              2.9
   Multiline Retail                                                         2.7
   Diversified Telecommunication Services                                   2.7
   Communications Equipment                                                 2.7
   Capital Markets                                                          2.2
   Pharmaceuticals                                                          2.1
   Semiconductors & Semiconducductor Equipment                              2.0
   Other                                                                   20.1

                See accompanying notes to financial statements.               10

--------------------------------------------------------------------------------
             Loomis Sayles Research Fund -- Schedule of Investments
--------------------------------------------------------------------------------

Investments of March 31, 2004 (unaudited)

  Shares               Description                                   Value (a)
--------------------------------------------------------------------------------
Common Stocks -- 99.3% of Total Net Assets
            Auto Components -- 1.5%
    1,725   BorgWarner, Inc.                                        $  146,332
    3,100   Johnson Controls, Inc.                                     183,365
                                                                    ----------
                                                                       329,697
                                                                    ----------
            Beverages -- 2.8%
    7,075   Anheuser-Busch Cos., Inc.                                  360,825
   11,825   Coca-Cola Enterprises, Inc.                                285,810
                                                                    ----------
                                                                       646,635
                                                                    ----------
            Biotechnology -- 3.0%
    4,275   Amgen, Inc. (c)                                            248,677
    3,300   Biogen Idec, Inc. (c)                                      183,480
    2,375   Genentech, Inc. (c)                                        251,322
                                                                    ----------
                                                                       683,479
                                                                    ----------
            Capital Markets -- 8.6%
   10,525   Ameritrade Holding Corp. (c)                               162,085
    3,975   Franklin Resources, Inc.                                   221,328
    8,675   J.P. Morgan Chase & Co.                                    363,916
    6,700   Lehman Brothers Holdings, Inc.                             555,229
   10,350   Mellon Financial Corp.                                     323,852
    5,675   Merrill Lynch & Co., Inc.                                  338,003
                                                                    ----------
                                                                     1,964,413
                                                                    ----------
            Chemicals -- 1.8%
    6,150   Dow Chemical Co.                                           247,722
    4,325   Praxair, Inc.                                              160,544
                                                                    ----------
                                                                       408,266
                                                                    ----------
            Commercial Banks -- 2.9%
    8,175   Bank of America Corp.                                      662,012
                                                                    ----------
            Communications Equipment -- 4.4%
   26,325   Cisco Systems, Inc. (c)                                    619,164
   18,250   Corning, Inc. (c)                                          204,035
    6,900   Juniper Networks, Inc. (c)                                 179,469
                                                                    ----------
                                                                     1,002,668
                                                                    ----------
            Consumer Finance -- 2.4%
   19,475   MBNA Corp.                                                 538,094
                                                                    ----------
            Containers & Packaging -- 0.8%
   10,425   Smurfit-Stone Container Corp. (c)                          183,376
                                                                    ----------
            Diversified Financial Services -- 3.9%
   17,216   Citigroup, Inc.                                            890,067
                                                                    ----------
            Diversified Telecommunication Services -- 3.5%
   12,125   BellSouth Corp.                                            335,741
    7,600   CenturyTel, Inc.                                           208,924
   10,075   SBC Communications, Inc.                                   247,241
                                                                    ----------
                                                                       791,906
                                                                    ----------
            Electric Utilities -- 2.9%
   6,325    Exelon Corp.                                               435,603
   5,825    FirstEnergy Corp.                                          227,641
                                                                    ----------
                                                                       663,244
                                                                    ----------
            Energy Equipment & Services -- 1.0%
    7,825   Halliburton Co.                                            237,802
            Food & Staples Retailing -- 4.7%
    6,825   CVS Corp.                                                  240,923
    6,425   SYSCO Corp.                                                250,896
    9,700   Wal-Mart Stores, Inc.                                      578,993
                                                                    ----------
                                                                     1,070,812
                                                                    ----------
            Healthcare Equipment & Supplies -- 6.3%
    7,700   Boston Scientific Corp. (c)                             $  326,326
    7,100   Guidant Corp.                                              449,927
    4,300   St. Jude Medical, Inc. (c)                                 310,030
    4,825   Zimmer Holdings, Inc. (c)                                  355,988
                                                                    ----------
                                                                     1,442,271
                                                                    ----------
            Healthcare Providers & Services -- 4.5%
    3,350   Aetna, Inc.                                                300,562
   10,950   Caremark Rx, Inc. (c)                                      364,087
    5,600   UnitedHealth Group, Inc.                                   360,864
                                                                    ----------
                                                                     1,025,513
                                                                    ----------
            Hotels Restaurants & Leisure -- 4.6%
   6,400    Carnival Corp.                                             287,424
   6,275    Mandalay Resort Group                                      359,307
   9,075    Royal Caribbean Cruises Ltd.                               400,207
                                                                    ----------
                                                                     1,046,938
                                                                    ----------
            Household Products -- 2.1%
    4,650   Procter & Gamble Co.                                       487,692
            Industrial Conglomerates -- 6.3%
    6,400   3M Co.                                                     523,968
   16,425   General Electric Co.                                       501,291
   14,025   Tyco International Ltd.                                    401,816
                                                                    ----------
                                                                     1,427,075
                                                                    ----------
            Insurance -- 1.7%
    9,175   Ace Ltd.                                                   391,406
                                                                    ----------
            Internet & Catalog Retail -- 1.2%
    3,875   eBay, Inc. (c)                                             268,654
                                                                    ----------
            IT Services -- 0.8%
    7,575   Accenture Ltd., Class A (c)                                187,860
                                                                    ----------
            Machinery -- 4.3%
    2,475   Danaher Corp.                                              231,091
    5,375   Dover Corp.                                                208,389
    5,700   Ingersoll-Rand Co., Class A                                385,605
    2,775   Parker Hannifin Corp.                                      156,787
                                                                    ----------
                                                                       981,872
                                                                    ----------
            Multiline Retail -- 0.9%
    5,000   Nordstrom, Inc.                                            199,500
                                                                    ----------
            Oil & Gas -- 4.8%
    3,025   ChevronTexaco Corp.                                        265,534
    2,475   ConocoPhillips                                             172,780
   15,525   Exxon Mobil Corp.                                          645,685
                                                                    ----------
                                                                     1,083,999
                                                                    ----------
            Personal Products -- 1.0%
   2,900    Avon Products, Inc.                                        220,023
                                                                    ----------
            Semiconductors & Semiconductor Equipment -- 7.6%
   13,850   Applied Materials, Inc. (c)                                296,113
   10,650   Cypress Semiconductor Corp. (c)                            218,005
   21,550   Intel Corp.                                                586,160
   11,550   Texas Instruments, Inc.                                    337,491
    7,850   Xilinx, Inc. (c)                                           298,300
                                                                    ----------
                                                                     1,736,069
                                                                    ----------
            Software -- 4.1%
    5,275   Adobe Systems, Inc.                                        207,993
    5,050   Mercury Interactive Corp. (c)                              226,240
   18,725   Oracle Corp. (c)                                           224,887
   10,025   VERITAS Software Corp. (c)                                 269,773
                                                                    ----------
                                                                       928,893
                                                                    ----------

11              See accompanying notes to financial statements.

--------------------------------------------------------------------------------
       Loomis Sayles Research Fund -- Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of March 31, 2004 (unaudited)

   Shares                       Description                          Value (a)
-------------------------------------------------------------------------------
            Textiles Apparel & Luxury Goods -- 3.3%
    4,925   Coach, Inc. (c)                                         $   201,876
    6,350   Jones Apparel Group, Inc.                                   229,553
    4,150   NIKE, Inc., Class B                                         323,160
                                                                    -----------
                                                                        754,589
                                                                    -----------
            Thrifts & Mortgage Finance -- 1.6%
    3,691   Countrywide Financial Corp.                                 353,967
                                                                    -----------
            Total Common Stocks
            (Identified Cost $20,107,805)                            22,608,792
                                                                    -----------
            Total Investments -- 99.3%
            (Identified Cost $20,107,805) (b)                        22,608,792
            Other assets less liabilities                               148,068
                                                                    -----------
            Total Net Assets -- 100%                                $22,756,860
                                                                    ===========

(a)            See Note 2a of Notes to Financial Statements.
(b)            Federal Tax Information:

               At March 31, 2004, the net unrealized appreciation
               on investments based on cost of $20,107,805 for
               federal income tax purposes was as follows:
               Aggregate gross unrealized appreciation for all
               investments in which there is an excess of value
               over tax cost                                        $ 2,923,670
               Aggregate gross unrealized depreciation for all
               investments in which there is an excess of tax cost
               over value                                              (422,683)
                                                                    -----------
               Net unrealized appreciation                          $ 2,500,987
                                                                    ===========

               At September 30, 2003, the Fund had a capital loss carryover of approximately $3,176,474 which expires between September 30, 2009 and September 30, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.
(c)            Non-income producing security.

                See accompanying notes to financial statements.               12

--------------------------------------------------------------------------------
                       Statements of Assets & Liabilities
--------------------------------------------------------------------------------

March 31, 2004 (unaudited)

                                                                        Growth      International     Research
                                                                         Fund        Equity Fund        Fund
                                                                     ------------   -------------   ------------
ASSETS
   Investments at cost                                               $ 61,816,280    $ 65,637,695    $20,107,805
   Net unrealized appreciation                                          6,633,267      14,535,009      2,500,987
                                                                     ------------    ------------    -----------
      Investments at value                                             68,449,547      80,172,704     22,608,792
   Cash                                                                   450,113         998,449        233,544
   Foreign cash at value (identified cost $25,274)                             --          25,550             --
   Receivable for Fund shares sold                                        141,818           1,038            179
   Receivable for securities sold                                              --       2,863,598        246,012
   Dividends and interest receivable                                       25,486         277,824         13,324
   Tax reclaims receivable                                                     --          23,909             --
   Receivable from investment adviser                                      92,306          28,538         17,389
                                                                     ------------    ------------    -----------
      TOTAL ASSETS                                                     69,159,270      84,391,610     23,119,240
                                                                     ------------    ------------    -----------
LIABILITIES
   Payable for securities purchased                                            --       3,157,081        329,695
   Payable for Fund shares redeemed                                        60,579          13,607             --
   Foreign taxes                                                               --          51,133             --
   Management fees payable                                                 92,453          50,317          9,778
   Deferred Trustees' fees payable                                          7,678           2,716          2,228
   Accounting and administrative fees payable                               7,421           8,849          2,766
   Service and distribution fees payable                                      543              62              2
   Transfer agent fees payable                                             26,087           8,284          6,801
   Other accounts payable and accrued expenses                             23,192          25,203         11,110
                                                                     ------------    ------------    -----------
      TOTAL LIABILITIES                                                   217,953       3,317,252        362,380
                                                                     ------------    ------------    -----------
NET ASSETS                                                           $ 68,941,317    $ 81,074,358    $22,756,860
                                                                     ============    ============    ===========
NET ASSETS CONSIST OF:
   Paid in capital                                                   $ 76,480,176    $ 99,438,931    $21,793,255
   Undistributed (overdistributed) net investment income (loss)          (168,447)         16,040         39,302
   Accumulated net realized gain (loss) on investments                (14,003,679)    (32,880,619)    (1,576,684)
   Unrealized appreciation (depreciation) on:
      Investments*                                                      6,633,267      14,508,062      2,500,987
      Foreign currency translations                                            --          (8,056)            --
                                                                     ------------    ------------    -----------
NET ASSETS                                                           $ 68,941,317    $ 81,074,358    $22,756,860
                                                                     ============    ============    ===========
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
   Class A shares:
      Net assets                                                     $ 13,959,631    $  5,506,129    $   111,293
                                                                     ============    ============    ===========
      Shares of beneficial interest                                     2,760,062         481,986         14,111
                                                                     ============    ============    ===========
      Net asset value and redemption price per share                 $       5.06    $      11.42    $      7.89
                                                                     ============    ============    ===========
      Offering price per share (100/94.25 of $5.06, $11.42, $7.89)   $       5.37    $      12.12    $      8.37
                                                                     ============    ============    ===========
   Class B shares: (redemption price is equal to net asset value less any applicable contingent deferred sales charges)
      Net assets                                                     $ 13,529,854    $    871,647    $    46,448
                                                                     ============    ============    ===========
      Shares of beneficial interest                                     2,686,884          76,618          5,912
                                                                     ============    ============    ===========
      Net asset value and offering price per share                   $       5.04    $      11.38    $      7.86
                                                                     ============    ============    ===========
   Class C shares: (redemption price is equal to net asset value less any applicable contingent deferred sales charges)
      Net assets                                                     $  2,602,854    $     49,772    $    59,641
                                                                     ============    ============    ===========
      Shares of beneficial interest                                       516,908           4,375          7,580
                                                                     ============    ============    ===========
      Net asset value and offering price per share                   $       5.04    $      11.38    $      7.87
                                                                     ============    ============    ===========
   Class Y shares:
      Net assets                                                     $ 38,848,978    $ 74,646,810    $22,539,478
                                                                     ============    ============    ===========
      Shares of beneficial interest                                     7,437,331       6,464,852      2,851,828
                                                                     ============    ============    ===========
      Net asset value, offering and redemption price per share       $       5.22    $      11.55    $      7.90
                                                                     ============    ============    ===========

*Net of capital gain taxes accrued of $26,947 for the International Equity Fund.

13              See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                            Statements of Operations
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2004 (unaudited)

                                                                    Growth     International    Research
                                                                     Fund       Equity Fund       Fund
                                                                  ----------   -------------   ----------
INVESTMENT INCOME
   Dividends *                                                    $  142,593    $   443,374    $  156,184
   Interest                                                            1,492          1,973            --
                                                                  ----------    -----------    ----------
                                                                     144,085        445,347       156,184
                                                                  ----------    -----------    ----------
   Expenses
      Management fees                                                142,610        264,449        58,768
      Service fees - Class A                                          12,628          6,124            99
      Service and distribution fees - Class B                         49,840          3,462           116
      Service and distribution fees - Class C                          6,488            206            13
      Trustees' fees and expenses                                      4,761          4,382         3,126
      Accounting and administrative fees                              18,715         23,137         7,712
      Custodian                                                       27,825         82,664        25,755
      Transfer agent fees and expenses - Class A, Class B,            58,776         27,966        27,024
         Class C
      Transfer agent fees and expenses - Class Y                      21,964         19,692        12,466
      Audit and tax services                                          14,843         16,601        15,231
      Registration                                                    19,997         30,739        16,679
      Shareholder reporting                                            7,393          9,272         4,063
      Legal                                                            1,239          1,509           464
      Miscellaneous                                                    4,702          6,711         3,241
                                                                  ----------    -----------    ----------
   Total expenses                                                    391,781        496,914       174,757
      Less reimbursement/waiver                                      (80,391)      (130,182)      (74,579)
                                                                  ----------    -----------    ----------
   Net expenses                                                      311,390        366,732       100,178
                                                                  ----------    -----------    ----------
   Net investment income (loss)                                     (167,305)        78,615        56,006
                                                                  ----------    -----------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCY TRANSACTIONS
   Realized gain (loss) on:
      Investments - net                                            3,356,355      5,333,873     2,032,690
      Foreign currency transactions - net                                 --       (120,686)           --
   Change in unrealized appreciation (depreciation) on:
      Investments - net                                            3,906,066      7,762,240     1,027,306
      Foreign currency translations - net                                 --        (27,485)           --
                                                                  ----------    -----------    ----------
   Net realized and unrealized gain (loss) on investments
      and foreign currency transactions                            7,262,421     12,947,942     3,059,996
                                                                  ----------    -----------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $7,095,116    $13,026,557    $3,116,002
                                                                  ==========    ===========    ==========

* Net of foreign taxes withheld of $44,552 for International Equity Fund.

                See accompanying notes to financial statements.               14

--------------------------------------------------------------------------------
                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                          Growth Fund
                                                --------------------------------
                                                Six Months Ended     Year Ended
                                                 March 31, 2004    September 30,
                                                   (unaudited)         2003
                                                ----------------   -------------
FROM OPERATIONS:
   Net investment income (loss)                   $  (167,305)      $   (52,496)
   Net realized gain (loss) on investments          3,356,355           258,547
   Net change in unrealized appreciation
      (depreciation) of investments                 3,906,066         4,474,372
                                                  -----------       -----------
   Increase (decrease) in net assets
      resulting from operations                     7,095,116         4,680,423
                                                  -----------       -----------

INCREASE (DECREASE) IN NET ASSETS DERIVED
   FROM CAPITAL SHARE TRANSACTIONS                 31,996,231         5,060,671
                                                  -----------       -----------
   Total increase (decrease) in net assets         39,091,347         9,741,094

NET ASSETS
   Beginning of the period                         29,849,970        20,108,876
                                                  -----------       -----------
   End of the period                              $68,941,317       $29,849,970
                                                  ===========       ===========

UNDISTRIBUTED (OVERDISTRIBUTED) NET
   INVESTMENT INCOME (LOSS)                       $  (168,447)      $    (1,142)
                                                  ===========       ===========

                                                    International Equity Fund
                                                --------------------------------
                                                Six Months Ended     Year Ended
                                                 March 31, 2004    September 30,
                                                   (unaudited)         2003
                                                ----------------   -------------
FROM OPERATIONS:
   Net investment income (loss)                   $    78,615       $   695,232
   Net realized gain (loss) on investments and
      foreign currency transactions                 5,213,187        (1,795,992)
   Net change in unrealized appreciation
      (depreciation) of investments and foreign
      currency translations                         7,734,755        11,864,259
                                                  -----------       -----------
   Increase (decrease) in net assets resulting
      from operations                              13,026,557        10,763,499
                                                  -----------       -----------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
      Class A                                         (55,560)               --
      Class B                                          (7,625)               --
      Class C                                            (436)               --
      Class Y                                        (784,834)         (105,408)
                                                  -----------       -----------
                                                     (848,455)         (105,408)
                                                  -----------       -----------

INCREASE (DECREASE) IN NET ASSETS DERIVED
   FROM CAPITAL SHARE TRANSACTIONS                 11,868,222           (46,296)
                                                  -----------       -----------
   Total increase (decrease) in net assets         24,046,324        10,611,795

NET ASSETS
   Beginning of the period                         57,028,034        46,416,239
                                                  -----------       -----------
   End of the period                              $81,074,358       $57,028,034
                                                  ===========       ===========

UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT
   INCOME (LOSS)                                  $    16,040       $   785,880
                                                  ===========       ===========

15              See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                          Research Fund
                                                --------------------------------
                                                Six Months Ended     Year Ended
                                                 March 31, 2004    September 30,
                                                   (unaudited)         2003
                                                ----------------   -------------
FROM OPERATIONS:
   Net investment income (loss)                   $    56,006      $   111,656
   Net realized gain (loss) on investments          2,032,690         (511,134)
   Net change in unrealized appreciation
      (depreciation) of investments                 1,027,306        4,009,118
                                                  -----------      -----------
   Increase (decrease) in net assets
      resulting from operations                     3,116,002        3,609,640
                                                  -----------      -----------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
      Class A                                            (179)             (66)
      Class B                                             (21)              --
      Class Y                                         (92,652)         (81,513)
                                                  -----------      -----------
                                                      (92,852)         (81,579)
                                                  -----------      -----------

INCREASE (DECREASE) IN NET ASSETS DERIVED
   FROM CAPITAL SHARE TRANSACTIONS                 (2,193,120)       2,492,591
                                                  -----------      -----------
   Total increase (decrease) in net assets            830,030        6,020,652

NET ASSETS
   Beginning of the period                         21,926,830       15,906,178
                                                  -----------      -----------
   End of the period                              $22,756,860      $21,926,830
                                                  ===========      ===========

UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT
   INCOME (LOSS)                                  $    39,302      $    76,148
                                                  ===========      ===========

                See accompanying notes to financial statements.               16

--------------------------------------------------------------------------------
                              Financial Highlights
--------------------------------------------------------------------------------

For a share outstanding throughout each period

                                Income (loss) from investment operations:                  Less distributions:
                   Net asset   -------------------------------------------   ----------------------------------------------
                    value,                      Net realized                    Dividends     Distributions
                   beginning        Net        and unrealized   Total from        from          from net
                      of         investment    gain (loss) on   investment   net investment      realized         Total
                  the period   income (loss)     investments    operations       income       capital gains   distributions
                  ----------   -------------   --------------   ----------   --------------   -------------   -------------
Growth Fund
   Class A
   3/31/2004(f)     $ 4.41      $(0.02)(d)         $ 0.67         $ 0.65           $--           $   --          $   --
   9/30/2003          3.65       (0.02)(d)           0.78           0.76            --               --              --
   9/30/2002          4.12       (0.03)(d)          (0.44)         (0.47)           --               --              --
   9/30/2001         14.80       (0.04)(d)          (7.31)         (7.35)           --            (3.33)          (3.33)
   9/30/2000         11.06       (0.07)              4.83           4.76            --            (1.02)          (1.02)
   9/30/1999         11.59       (0.06)              2.98           2.92            --            (3.45)          (3.45)

   Class B
   3/31/2004(f)       4.41       (0.03)(d)           0.66           0.63            --               --              --
   9/30/2003*         4.54          --(d)(e)        (0.13)         (0.13)           --               --              --

   Class C
   3/31/2004(f)       4.41       (0.03)(d)           0.66           0.63            --               --              --
   9/30/2003*         4.54          --(d)(e)        (0.13)         (0.13)           --               --              --

   Class Y
   3/31/2004(f)       4.55       (0.01)(d)           0.68           0.67            --               --              --
   9/30/2003          3.75       (0.01)(d)           0.81           0.80            --               --              --
   9/30/2002          4.23       (0.02)(d)          (0.46)         (0.48)           --               --              --
   9/30/2001         15.00       (0.02)(d)          (7.42)         (7.44)           --            (3.33)          (3.33)
   9/30/2000         11.17       (0.05)              4.90           4.85            --            (1.02)          (1.02)
   9/30/1999         11.65       (0.04)              3.01           2.97            --            (3.45)          (3.45)

* From commencement of Class operations on September 12, 2003 through September 30, 2003.
(a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods of less than one year are not annualized.
(b) The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher.
(c)  Annualized for periods less than one year.
(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
(e)  Amount rounds to less than $0.01 per share.
(f)  For the six months ended, March 31, 2004 (unaudited).
(g) A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations.
(h) A sales charge for Class A and Class C shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations.

17              See accompanying notes to financial statements.

                                            Ratios to average net assets:
 Net asset               Net assets,  --------------------------------------
  value,      Total        end of         Net        Gross    Net investment   Portfolio
  end of     return      the period    Expenses    Expenses    income (loss)    turnover
the period   (%) (a)       (000)      (%) (b)(c)    (%) (c)       (%) (c)       rate (%)
----------   -------     -----------  -----------   --------   -------------   ---------
  $ 5.06       14.7(g)      $13,960        1.10        1.65         (0.61)           93
    4.41       20.8(h)          947        1.10        3.11         (0.45)          201
    3.65      (11.4)            456        1.10        5.20         (0.65)          192
    4.12      (50.9)            518        1.10        4.11         (0.42)          281
   14.80       45.3           1,028        1.10        3.29         (0.61)          203
   11.06       30.6             649        1.10        4.43         (0.65)          164

    5.04       14.3(g)       13,530        1.85        2.40         (1.36)           93
    4.41       (2.9)(h)           2        1.85        7.92         (1.29)          201

    5.04       14.3(g)        2,603        1.85        2.40         (1.36)           93
    4.41       (2.9)(h)           2        1.85        7.92         (1.29)          201

    5.22       14.7          38,849        0.85        0.97         (0.33)           93
    4.55       21.3          28,898        0.85        1.18         (0.20)          201
    3.75      (11.4)         19,635        0.85        1.32         (0.39)          192
    4.23      (50.8)         21,653        0.85        1.24         (0.17)          281
   15.00       45.6          45,328        0.85        1.01         (0.36)          203
   11.17       30.9          28,235        0.85        1.18         (0.40)          164

--------------------------------------------------------------------------------
                        Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share outstanding throughout each period

                                Income (loss) from investment operations:                  Less distributions:
                   Net asset   -------------------------------------------   ----------------------------------------------
                    value,                      Net realized                    Dividends     Distributions
                   beginning        Net        and unrealized   Total from        from           from net
                      of         investment    gain (loss) on   investment   net investment      realized         Total
                  the period   income (loss)     investments    operations       income       capital gains   distributions
                  ----------   -------------   --------------   ----------   --------------   -------------   -------------
International Equity Fund
   Class A
   3/31/2004(f)     $ 9.50      $(0.01)(d)         $ 2.05         $ 2.04         $(0.12)         $   --          $(0.12)
   9/30/2003          7.70        0.11(d)            1.69           1.80             --              --              --
   9/30/2002          9.50        0.02(d)           (1.80)         (1.78)         (0.02)             --           (0.02)
   9/30/2001         17.31        0.02(d)           (5.89)         (5.87)            --           (1.94)          (1.94)
   9/30/2000         13.73       (0.05)(d)           4.67           4.62          (0.04)          (1.00)          (1.04)
   9/30/1999         10.70        0.05               3.28           3.33          (0.10)          (0.20)          (0.30)

   Class B
   3/31/2004(f)       9.50       (0.05)(d)           2.04           1.99          (0.11)             --           (0.11)
   9/30/2003*         9.56          --(d)(e)        (0.06)         (0.06)            --              --              --

   Class C
   3/31/2004(f)       9.50       (0.06)(d)           2.05           1.99          (0.11)             --           (0.11)
   9/30/2003*         9.56          --(d)(e)        (0.06)         (0.06)            --              --              --

   Class Y
   3/31/2004(f)       9.60        0.01(d)            2.07           2.08          (0.13)             --           (0.13)
   9/30/2003          7.78        0.12(d)            1.72           1.84          (0.02)             --           (0.02)
   9/30/2002          9.61        0.04(d)           (1.83)         (1.79)         (0.04)             --           (0.04)
   9/30/2001         17.41        0.05(d)           (5.91)         (5.86)            --           (1.94)          (1.94)
   9/30/2000         13.79       (0.06)(d)           4.77           4.71          (0.09)          (1.00)          (1.09)
   9/30/1999         10.74        0.07               3.31           3.38          (0.13)          (0.20)          (0.33)

* From commencement of Class operations on September 12, 2003 through September 30, 2003.
(a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods of less than one year are not annualized.
(b) The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher.
(c)  Annualized for periods less than one year.
(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
(e)  Amount rounds to less than $0.01 per share.
(f)  For the six months ended, March 31, 2004 (unaudited).
(g) A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations.
(h) A sales charge for Class A and Class C shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations.

19              See accompanying notes to financial statements.

                                            Ratios to average net assets:
 Net asset               Net assets,   --------------------------------------
  value,      Total         end of         Net        Gross    Net investment   Portfolio
  end of     return       the period    Expenses    Expenses    income (loss)    turnover
the period   (%) (a)        (000)      (%) (b)(c)    (%) (c)       (%) (c)       rate (%)
----------   -------     -----------   ----------   --------   --------------   ---------
  $11.42       21.6(g)    $  5,506       1.38         2.49        (0.10)           69
    9.50       23.4(h)       3,264       1.25         2.15         1.33           174
    7.70      (18.8)         1,338       1.25         2.69         0.19           135
    9.50      (34.7)         2,793       1.25         1.99         0.13           207
   17.31       33.9          5,588       1.25         1.67        (0.26)          226
   13.73       31.6            261       1.25        12.33         0.29           207

   11.38       21.0(g)         872       2.35         3.24        (0.99)           69
    9.50       (0.6)(h)        147       2.35         4.44        (0.91)          174

   11.38       21.0(g)          50       2.35         3.24        (1.03)           69
    9.50       (0.6)(h)         12       2.35         4.44        (0.83)          174

   11.55       21.8         74,647       1.00         1.31         0.26            69
    9.60       23.7         53,605       1.00         1.38         1.47           174
    7.78      (18.7)        44,101       1.00         1.43         0.47           135
    9.61      (34.5)        54,080       1.00         1.35         0.34           207
   17.41       34.4        107,792       1.00         1.15        (0.32)          226
   13.79       32.0         79,415       1.00         1.22         0.53           207

--------------------------------------------------------------------------------
                        Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share outstanding throughout each period

                                Income (loss) from investment operations:                  Less distributions:
                   Net asset   -------------------------------------------   ----------------------------------------------
                     value,                     Net realized                    Dividends     Distributions
                   beginning        Net        and unrealized   Total from        from          from net          Total
                      of         investment    gain (loss) on   investment   net investment      realized     distributions
                  the period   income (loss)     investments    operations       income       capital gains
                  ----------   -------------   --------------   ----------   --------------   -------------   -------------
Research Fund
      Class A
   3/31/2004(f)     $ 6.90      $ 0.01(d)         $ 1.00          $ 1.01         $(0.02)         $   --          $(0.02)
   9/30/2003          5.69        0.02(d)           1.20            1.22          (0.01)             --           (0.01)
   9/30/2002**        7.61        0.01(d)          (1.92)          (1.91)         (0.01)             --           (0.01)

      Class B
   3/31/2004(f)       6.90       (0.02)(d)          1.00            0.98          (0.02)             --           (0.02)
   9/30/2003***       7.05          --(d)(e)       (0.15)          (0.15)            --              --              --

      Class C
   3/31/2004(f)       6.90       (0.02)(d)          0.99            0.97             --              --              --
   9/30/2003***       7.05          --(d)(e)       (0.15)          (0.15)            --              --              --

      Class Y
   3/31/2004(f)       6.92        0.02(d)           0.99            1.01          (0.03)             --           (0.03)
   9/30/2003          5.71        0.04(d)           1.20            1.24          (0.03)             --           (0.03)
   9/30/2002          6.85        0.03(d)          (1.16)          (1.13)         (0.01)             --           (0.01)
   9/30/2001         10.54        0.01(d)          (3.65)          (3.64)            --           (0.05)          (0.05)
   9/30/2000*        10.00          --(e)           0.54            0.54             --              --              --

* From commencement of Class operations on July 31, 2000 through September 30, 2000.
** From commencement of Class operations on November 30, 2001 through September 30, 2002.
*** From commencement of Class operations on September 12, 2003 through September 30, 2003.
(a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods of less than one year are not annualized.
(b) The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher.
(c)  Annualized for periods less than one year.
(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
(e)  Amount rounds to less than $0.01 per share.
(f)  For the six months ended, March 31, 2004 (unaudited).
(g) A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations.
(h) A sales charge for Class A and Class C shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations.

21              See accompanying notes to financial statements.

                                           Ratios to average net assets:
 Net asset               Net assets,   -------------------------------------
  value,      Total         end of        Net        Gross    Net investment   Portfolio
  end of     return       the period    Expenses   Expenses    income (loss)    turnover
the period   (%)(a)         (000)      (%)(b)(c)    (%)(c)        (%)(c)        rate (%)
----------   ------      -----------   ---------   --------   --------------   ---------
  $ 7.89       14.7(g)     $   111        1.17       52.89          0.16           83
    6.90       21.5(h)          41        1.10       28.75          0.35          138
    5.69      (25.2)            17        1.10      213.89          0.22          130

    7.86       14.2(g)          46        2.00       53.64         (0.59)          83
    6.90       (2.1)(h)          2        2.00      125.11         (0.72)         138

    7.87       14.1(g)          60        2.00       53.64         (0.53)          83
    6.90       (2.1)(h)          2        2.00      125.11         (0.72)         138

    7.90       14.6         22,539        0.85        1.26          0.48           83
    6.92       21.8         21,881        0.85        1.31          0.59          138
    5.71      (16.6)        15,889        0.89        1.46          0.36          130
    6.85      (34.7)         4,245        1.15        4.26          0.09          171
   10.54        5.4          3,510        1.15        8.02         (0.14)          20

                       This Page Intentionally Left Blank

--------------------------------------------------------------------------------
                         Notes to Financial Statements
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2004 (unaudited)

1. Organization. Loomis Sayles Funds II (the "Trust") is organized as a Massachusetts business trust and was organized as such on December 23, 1993. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end investment management company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (individually, a "Fund" and collectively, the "Funds"). Information presented in these financial statements pertains to certain equity funds of the Trust, the financial statements for the remaining equity funds and the fixed income funds are presented in separate reports. The following Funds are included in this report:

Loomis Sayles Growth Fund (the "Growth Fund")

Loomis Sayles International Equity Fund (the "International Equity Fund")

Loomis Sayles Research Fund (the "Research Fund")

Each Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a maximum front end sales charge of 5.75%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge ("CDSC") if those shares are redeemed within six years of purchase. Class C shares do not pay a front end sales charge, do not convert to any other Class of shares and pay a higher ongoing distribution fee than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year. Class Y shares do not pay a front end sales charge, a CDSC or distribution fees. They are intended for institutional investors with a minimum initial investment of $1,000,000.

Most expenses of the Trust can be directly attributed to a Fund. Expenses which can not be directly attributed are generally apportioned based on the relative net assets of each of the Funds in the Trust. Expenses of a Fund are borne pro rata by the holders of each Class of shares, except that each Class bears expenses unique to that Class (including the Rule 12b-1 service and distribution fees and transfer agent fees applicable to such Class) and votes as a Class only with respect to its own Rule 12b-1 Plan. Shares of each Class would receive their pro rata share of the net assets of a Fund, if the Fund were liquidated. The Trustees approve separate dividends from net investment income on each class of shares.

2. Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Security Valuation. Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available are generally valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Funds may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing its securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

b. Security Transactions and Related Investment Income. Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on an accrual basis, and interest income is increased by the accretion of discount and decreased by the amortization of premium. Investment income is recorded net of foreign taxes withheld when applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

--------------------------------------------------------------------------------
                    Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2004 (unaudited)

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from: sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal periods, resulting from changes in exchange rates.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Each Fund may purchase investments of foreign issuers. Investing in securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign issuers may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

d. Forward Foreign Currency Contracts. Each Fund may enter into forward foreign currency exchange contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge a Fund's investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund's statement of assets and liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell (if any) is shown in the portfolio composition under the caption "Forward Foreign Currency Contracts Outstanding." These amounts represent the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end.

All contracts are "marked-to-market" daily at the applicable exchange rates and any gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At March 31, 2004, there were no open forward foreign currency contracts.

e. Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made. A Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund's understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities, such taxes are accrued as applicable.

f. Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for book and tax purposes of items such as distributions from real estate investment trusts, net operating losses, non-deductible expenses, foreign currency transactions and gains realized from passive foreign investment companies. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Distributions from net investment income and short-term capital gains are considered to be ordinary income for tax purposes.

g. Repurchase Agreements. Each Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is each Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

3. Purchases and Sales of Securities. For the six months ended March 31, 2004, purchases and sales of securities (excluding short-term investments) were as follows:

Fund                         Purchases       Sales
----                        -----------   -----------
Growth Fund                 $60,180,898   $51,724,392
International Equity Fund    59,720,318    47,374,506
Research Fund                19,243,268    21,509,820

--------------------------------------------------------------------------------
                    Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2004 (unaudited)

4. Management Fees and Other Transactions with Affiliates.

a. Management Fees. Loomis, Sayles & Company, L.P. ("Loomis Sayles") serves as investment adviser to each of the Funds. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund's average daily net assets:

                            Percentage of Average
Fund                          Daily Net Assets
----                        ---------------------
Growth Fund                         0.50%
International Equity Fund           0.75%
Research Fund                       0.50%

For the six months ended March 31, 2004, the management fees and waivers of management fees for each Fund were as follows:

                                                                   Percentage of Average
                              Gross      Waiver of       Net         Daily Net Assets*
                            Management   Management   Management   ---------------------
Fund                           Fee          Fee          Fee           Gross   Net
----                        ----------   ----------   ----------       -----   ----
Growth Fund                  $142,610      $    --     $142,610        0.50%   0.50%
International Equity Fund     264,449       86,971      177,478        0.75%   0.50%
Research Fund                  58,768       35,137       23,631        0.50%   0.20%
*Annualized

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles' general partner is indirectly owned by CDC IXIS Asset Management North America, L.P. ("CDC IXIS North America"). CDC IXIS North America is ultimately owned by three large affiliated French financial services firms: Caisse des Depots et Consignations; Caisse Nationale des Caisses d'Epargne; and CNP Assurances, a leading French life insurance company.

b. Accounting and Administrative Expense. CDC IXIS Asset Management Services, Inc. ("CIS"), a wholly owned subsidiary of CDC IXIS North America, performs certain accounting and administrative services for the Funds and has subcontracted with State Street Bank and Trust Company ("State Street Bank"), to serve as sub-administrator. Pursuant to an agreement among the Loomis Sayles Funds Trusts (the Trust and Loomis Sayles Funds I), the CDC Nvest Funds Trusts (CDC Nvest Funds Trust I, CDC Nvest Funds Trust II, CDC Nvest Funds Trust III, CDC Nvest Cash Management Trust and CDC Nvest Companies Trust I) and CIS, each Fund pays CIS its pro rata portion of a group fee for these services representing the higher amount based on the following calculations:

          (1)  Percentage of Average Daily Net Assets

            First         Next         Over
          $5 billion   $5 billion   $10 billion
          ----------   ----------   -----------
            0.0675%      0.0625%      0.0500%

          or

          (2) Each Fund's pro rata portion, allocated based on the combined assets of the Loomis Sayles Funds Trusts and the CDC Nvest Funds Trusts, of the annual aggregate minimum fee of $5 million.

For the six months ended March 31, 2004, fees paid to CIS for accounting and administrative expense were as follows:

Fund                        Accounting and Administrative
----                        -----------------------------
Growth Fund                            $18,715
International Equity Fund               23,137
Research Fund                            7,712

--------------------------------------------------------------------------------
                    Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2004 (unaudited)

c. Transfer Agent Fees. CIS serves as transfer and shareholder servicing agent for the Funds and has subcontracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent.

Classes A, B and C pay service fees monthly to CIS representing the higher amount based on the following calculations:

          (1) The Fund's pro rata portion of an annual aggregate fee determined by applying an annual fee rate (see schedule below) to the eligible average daily net assets. Eligible assets are the average daily net assets of Class A, Class B and Class C accounts in Load Equity Funds. Load Equity Funds consist of Growth Fund, International Equity Fund, Research Fund and all equity funds in the CDC Nvest Funds Trusts.

             First          Next          Over
          $5.7 billion   $5 billion   $10.7 billion
          ------------   ----------   -------------
             0.184%        0.180%         0.175%

               Each Class of shares is subject to a monthly Class minimum of $1,500, allocated based on the combined net assets of Class A, Class B and Class C.

          or

          (2) An allocated portion, based on eligible assets, of an annual aggregate minimum fee for the period January 1, 2004 through December 31, 2004, of $8,406,916. For the period September 15, 2003 through December 31, 2003, the aggregate minimum fee was $2,439,168.

               Class Y pays service fees monthly to CIS representing the higher amount based on the following calculations:

          (1) The Fund's pro rata portion of an annual aggregate fee determined by applying an annual fee rate of 0.026% to the eligible average daily net assets. Eligible assets are the average daily net assets of all accounts in No Load Retail Funds* and Load Funds--Class Y** .

               Class Y shares are subject to a monthly Class minimum of $1,250.

          or

          (2) An allocated portion, based on eligible assets of an annual aggregate minimum fee for the period January 1, 2004 through December 31, 2004, of $650,000. For the period September 15, 2003 through December 31, 2003, the aggregate minimum fee was $190,547

          * No Load Retail Funds consist of Loomis Sayles Aggressive Growth Fund, Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Small Cap Value Fund, Loomis Sayles Tax-Managed Equity Fund, Loomis Sayles Value Fund and Loomis Sayles Worldwide Fund.
          ** Load Funds - Class Y consist of all Funds with Class Y shares offered within Loomis Sayles Funds Trusts and CDC Nvest Funds Trusts.

In addition, pursuant to other servicing agreements, each Class pays service fees to other firms that provide similar services for their own shareholder accounts.

CIS, BFDS and other firms are also reimbursed by the Funds for out-of-pocket expenses.

For the six months ended March 31, 2004, amounts paid to CIS as compensation for its services as transfer agent were as follows:

Fund                        Transfer Agent Fee
----                        ------------------
Growth Fund                       $61,764
International Equity Fund          35,446
Research Fund                      34,500

--------------------------------------------------------------------------------
                   Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2004 (unaudited)

d. Service and Distribution Fees. The Trust entered into a distribution agreement with CDC IXIS Asset Management Distributors, L.P. ("CDC IXIS Distributors"), a wholly owned subsidiary of CDC IXIS North America. Pursuant to this agreement, CDC IXIS Distributors serves as principal underwriter of the Funds of the Trust, except Loomis Sayles Investment Grade Bond Fund, Class J.

Pursuant to Rule 12b-1 under the 1940 Act ("Rule 12b-1"), the Funds have adopted a Service Plan relating to each Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to each Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, each Fund pays CDC IXIS Distributors a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses incurred by CDC IXIS Distributors in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B and Class C Plans, each Fund pays CDC IXIS Distributors a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to each Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by CDC IXIS Distributors in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B and Class C Plans, each Fund pays CDC IXIS Distributors a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to each Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by CDC IXIS Distributors in connections with the marketing or sale of Class B and Class C shares.

For the six months ended March 31, 2004 the Fund paid the following service and distribution fees:

                                    Service Fee            Distribution Fee
                            ---------------------------   -----------------
Fund                        Class A   Class B   Class C   Class B   Class C
----                        -------   -------   -------   -------   -------
Growth Fund                 $12,628   $12,460    $1,622   $37,380    $4,866
International Equity Fund     6,124       865        51     2,597       155
Research Fund                    99        29         3        87        10

Commissions (including CDSCs) on Fund shares paid to CDC IXIS Distributors by investors in shares of the Funds for the six months ended March 31, 2004, were as follows:

Fund                        Commissions
----                        -----------
Growth Fund                   $45,117
International Equity Fund      17,403
Research Fund                   1,853

e. Trustees Fees and Expenses. The Loomis Sayles Funds Trusts and the CDC Nvest Funds Trusts do not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Loomis Sayles, CDC IXIS Distributors, CDC IXIS North America, CIS or their affiliates. Each Trustee who is an independent Trustee of Loomis Sayles Funds Trusts and the CDC Nvest Funds Trusts receives, in the aggregate, a retainer fee at the annual rate of $45,000 and meeting attendance fees of $4,500 for each meeting of the Board of Trustees attended. Each committee member receives an additional retainer fee at the annual rate of $7,000 while each committee chairman receives a retainer fee (beyond the $7,000 fee) at the annual rate of $5,000. The retainer fees assume four Board or Committee meetings per year; Trustees are compensated for each additional Board or Committee meeting in excess of four per year, at the rate of $4,500 and $1,750, respectively. These fees are allocated to the various series of the Loomis Sayles Funds Trusts and the CDC Nvest Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in a designated Fund or certain other series of the Loomis Sayles Funds Trusts or CDC Nvest Funds Trusts on the normal payment date. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

f. Publishing Services. CIS performs certain desktop publishing services for the Funds. Fees for these services are presented in the statements of operations as shareholder reporting. For the six months ended March 31, 2004, the amount paid to CIS as compensation for these services were as follows:

Fund                        Publishing Services Fees
----                        ------------------------
Growth Fund                          $2,390
International Equity Fund               510
Research Fund                           194

--------------------------------------------------------------------------------
                   Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2004 (unaudited)

5. Line of Credit. Each Fund, together with certain other Funds of the Loomis Sayles Funds Trusts, participate in a $25 million committed unsecured revolving line of credit provided by State Street Bank. Borrowings under the line of credit will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the federal funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating Funds based on their average daily unused portion of the line of credit. For the six months ended March 31, 2004, the Funds had no borrowings under the agreement.

6. Shareholders. At March 31, 2004, Loomis Sayles Funded Pension Plan ("Pension Plan") and Loomis Sayles Employees' Profit Sharing Retirement Plan held shares of beneficial interest in the Funds as follows:

                                           Profit Sharing
Fund                        Pension Plan   Retirement Plan
----                        ------------   ---------------
Growth Fund                   1,303,117       2,436,658
International Equity Fund       764,401         578,233
Research Fund                 1,633,636         599,252

7. Expense Reductions and Contingent Expense Obligations. Loomis Sayles has given binding undertakings to the Funds to defer its management fees and, if necessary, bear certain expenses associated with the Funds to limit their operating expenses. These undertakings are in effect until the dates indicated below and will be reevaluated on an annual basis. For the six months ended March 31, 2004, and in addition to any waiver of management fees as discussed in Note 4, class level expenses have been reimbursed as follows: Growth Fund $80,391; International Equity Fund $43,211; Research Fund $39,442.

If in the following fiscal year the actual operating expenses of a Fund are less than the expense limit for that Fund and that Fund had previously received a deferral or reimbursement, the Fund is required to pay an amount of additional expense that is the lower of the difference between the actual operating expenses and the expense limit or the actual amount of fees previously waived or expenses reimbursed.

At March 31, 2004, the expense limits as a percentage of average daily net assets and amount subject to possible reimbursement under the expense limitation agreements were as follows:

                                                                                  Expenses Subject   Expenses Subject
                                                                                         to                 to
                                                                                      Possible           Possible
                                                                                    Reimbursement      Reimbursement
                                                                  Expiration            Until              Until
                           Expense Limit as a Percentage              of            September 30,      September 30,
                            of Average Daily Net Assets             Waiver              2004               2005
                       -------------------------------------   ----------------   ----------------   ----------------
Fund                   Class A   Class B   Class C   Class Y
----                   -------   -------   -------   -------
Growth Fund             1.10%     1.85%     1.85%     0.85%    January 31, 2005        $ 5,176           $ 80,391
International Equity
   Fund                 1.60%     2.35%     2.35%     1.00%    January 31, 2005         16,695            130,182
Research Fund           1.25%     2.00%     2.00%     0.85%    January 31, 2005          8,076             74,579


Prior to January 31, 2004, the expense limits as a percentage of average daily net assets for International Equity Fund Class A and Research Fund Class A were 1.25% and 1.10%, respectively.

--------------------------------------------------------------------------------
                   Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2004 (unaudited)

8. Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest. Transactions in capital shares were as follows:

                                                    Six Months Ended
                                                    March 31, 2004                Year Ended
                                                       (unaudited)             September 30, 2003
                                                -----------------------   ---------------------------
Growth Fund                                       Shares       Amount     Shares(a)(b)   Amount(a)(b)
---------------------------------------------   ---------   -----------   ------------   ------------
Class A
   Issued from the sale of shares                 467,265   $ 2,318,220     128,533        $ 551,553
   Issued in connection with merger             2,397,395     6,965,540          --               --
   Issued in connection with the reinvestment
      of distributions                                 --            --          --               --
   Issued in Admin Class conversion                    --            --          17               68
   Redeemed                                      (319,157)   (1,580,694)    (39,038)        (165,982)
                                                ---------   -----------     -------        ---------
   Net change                                   2,545,503   $ 7,703,066      89,512        $ 385,639
                                                =========   ===========     =======        =========

Class B                                           Shares       Amount     Shares(c)   Amount(c)
                                                ---------   -----------   ---------   ---------
   Issued from the sale of shares                 248,483   $ 1,214,291      551        $2,500
   Issued in connection with merger             2,628,461    15,422,213       --            --
   Issued in connection with the reinvestment
      of distributions                                 --            --       --            --
   Redeemed                                      (190,611)     (943,270)      --            --
                                                ---------   -----------      ---        ------
   Net change                                   2,686,333   $15,693,234      551        $2,500
                                                =========   ===========      ===        ======

Class C                                         Shares      Amount     Shares(c)   Amount(c)
                                                -------   ----------   ---------   ---------
   Issued from the sale of shares               323,107   $1,612,656      551        $2,500
   Issued in connection with merger             216,384    1,684,970       --            --
   Issued in connection with the reinvestment
      of distributions                               --           --       --            --
   Redeemed                                     (23,134)    (114,657)      --            --
                                                -------   ----------      ---        ------
   Net change                                   516,357   $3,182,969      551        $2,500
                                                =======   ==========      ===        ======

Class Y                                           Shares       Amount      Shares(b)    Amount(b)
                                                ---------   -----------   ----------   -----------
   Issued from the sale of shares               1,512,672   $ 7,535,441    2,404,099   $ 9,912,442
   Issued in connection with merger               101,251       496,593           --            --
   Issued in connection with the reinvestment
      of distributions                                 --            --           --            --
   Redeemed                                      (523,584)   (2,615,072)  (1,289,295)   (5,222,320)
                                                ---------   -----------   ----------   -----------
   Net change                                   1,090,339   $ 5,416,962    1,114,804   $ 4,690,122
                                                =========   ===========   ==========   ===========

Admin Class                                                               Shares(a)   Amount(a)
                                                                          ---------   ---------
   Issued from the sale of shares                                            1,236     $  4,691
   Issued in connection with the reinvestment
      of distributions                                                          --           --
   Redeemed in Admin Class Conversion                                          (17)         (68)
   Redeemed                                                                 (6,274)     (24,713)
                                                                            ------     --------
   Net change                                                               (5,055)    $(20,090)
                                                                            ======     ========

(a) On May 21, 2003, the outstanding Admin Class Shares were automatically converted into Retail Class Shares.
(b) On September 12, 2003, Retail Class converted to Class A shares and Institutional Class converted to Class Y shares.
(c)  From September 12, 2003, commencement of Class operations.

--------------------------------------------------------------------------------
                    Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2004 (unaudited)

8. Capital Shares.(continued)

                                                   Six Months Ended
                                                    March 31, 2004                 Year Ended
                                                      (unaudited)              September 30, 2003
                                                -----------------------   ---------------------------
International Equity Fund                         Shares       Amount     Shares(a)(b)   Amount(a)(b)
-------------------------                       ---------   -----------   ------------   ------------
Class A
   Issued from the sale of shares                 289,304   $ 3,073,286      985,553      $ 8,015,317
   Issued in connection with the reinvestment
      of distributions                              5,002        52,625           --               --
   Issued in Admin Class conversion                                              592            4,982
   Redeemed                                      (155,941)   (1,692,580)    (816,354)      (6,762,492)
                                                ---------   -----------      -------      -----------
   Net change                                     138,365   $ 1,433,331      169,791      $ 1,257,807
                                                =========   ===========      =======      ===========

Class B                                          Shares     Amount    Shares(c)   Amount(c)
                                                -------   ---------   ---------   ---------
   Issued from the sale of shares                71,729   $ 750,216     15,469     $147,461
   Issued in connection with the reinvestment
      of distributions                              720       7,567         --           --
   Redeemed                                     (11,300)   (123,834)        --           --
                                                 ------   ---------     ------     --------
   Net change                                    61,149   $ 633,949     15,469     $147,461
                                                 ======   =========     ======     ========

Class C                                         Shares    Amount   Shares(c)   Amount(c)
                                                ------   -------   ---------   ---------
   Issued from the sale of shares                3,691   $38,433     1,228      $11,697
   Issued in connection with the reinvestment
      of distributions                              38       397        --           --
   Redeemed                                       (582)   (6,331)       --           --
                                                 -----   -------     -----      -------
   Net change                                    3,147   $32,499     1,228      $11,697
                                                 =====   =======     =====      =======

Class Y                                           Shares       Amount      Shares(b)     Amount(b)
                                                ---------   -----------   ----------   ------------
   Issued from the sale of shares               1,222,445   $13,405,064    4,033,142   $ 34,400,871
   Issued in connection with the reinvestment
      of distributions                             39,791       422,582        8,422         68,472
   Redeemed                                      (379,502)   (4,059,203)  (4,126,813)   (34,937,516)
                                                ---------   -----------   ----------   ------------
   Net change                                     882,734   $ 9,768,443      (85,249)  $   (468,173)
                                                =========   ===========   ==========   ============

Admin Class                                                               Shares(a)    Amount(a)
                                                                          ---------   -----------
   Issued from the sale of shares                                            66,246   $   490,612
   Issued in connection with the reinvestment
      of distributions                                                           --            --
   Redeemed in Admin Class Conversion                                          (592)       (4,982)
   Redeemed                                                                (192,744)   (1,480,718)
                                                                            -------   -----------
   Net change                                                              (127,090)  $  (995,088)
                                                                            =======   ===========

(a) On May 21, 2003, the outstanding Admin Class Shares were automatically converted into Retail Class Shares.
(b) On September 12, 2003, Retail Class converted to Class A shares and Institutional Class converted to Class Y shares.
(c)  From September 12, 2003, commencement of Class operations.

--------------------------------------------------------------------------------
                    Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2004 (unaudited)

8. Capital Shares.(continued)

                                                 Six Months Ended
                                                  March 31, 2004           Year Ended
                                                    (unaudited)        September 30, 2003
                                                ------------------   ---------------------
Research Fund                                    Shares     Amount   Shares(a)   Amount(a)
-------------                                   --------   -------   ---------   ---------
Class A
   Issued from the sale of shares                  8,109   $61,633     2,958      $18,168
   Issued in connection with the reinvestment
      of distributions                                24       179        11           66
   Redeemed                                           (7)      (52)       --           --
                                                   -----   -------     -----      -------
   Net change                                      8,126   $61,760     2,969      $18,234
                                                   =====   =======     =====      =======

Class B                                         Shares    Amount   Shares(b)   Amount(b)
                                                ------   -------   ---------   ---------
   Issued from the sale of shares                5,556   $42,971      355        $2,500
   Issued in connection with the reinvestment
      of distributions                               1         9       --            --
   Redeemed                                         --      (755)      --            --
                                                ------   -------      ---        ------
   Net change                                    5,557   $42,225      355        $2,500
                                                ======   =======      ===        ======

Class C                                         Shares    Amount   Shares(b)   Amount(b)
                                                ------   -------   ---------   ---------
   Issued from the sale of shares                7,225   $56,938      355        $2,500
   Issued in connection with the reinvestment
      of distributions                              --        --       --            --
   Redeemed                                         --        --       --            --
                                                 -----   -------      ---        ------
   Net change                                    7,225   $56,938      355        $2,500
                                                 =====   =======      ===        ======

Class Y                                          Shares       Amount     Shares(a)    Amount(a)
                                                --------   -----------   ---------   -----------
   Issued from the sale of shares                509,841   $ 3,810,067    627,487    $ 4,029,763
   Issued in connection with the reinvestment
      of distributions                            12,572        92,652     13,233         81,513
   Redeemed                                     (833,605)   (6,256,762)  (261,319)    (1,641,919)
                                                 -------   -----------    -------    -----------
   Net change                                   (311,192)  $(2,354,043)   379,401    $ 2,469,357
                                                 =======   ===========    =======    ===========

(a) On September 12, 2003, Retail Class converted to Class A shares and Institutional Class converted to Class Y shares.
(b)  From September 12, 2003, commencement of Class operations.

--------------------------------------------------------------------------------
                    Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2004 (unaudited)

9. Acquisition of Assets. After the close of business on November 14, 2003, Growth Fund acquired all assets and liabilities of CDC Nvest Large Cap Growth Fund ("Large Cap Growth Fund"), pursuant to a plan of reorganization approved by Large Cap Growth Fund shareholders on November 11, 2003. The acquisition was accomplished by a tax-free exchange of 2,397,395 Class A shares of the Growth Fund for 1,072,307 shares of the Large Cap Growth Fund Class A, 2,628,461 Class B shares of the Growth Fund for 1,206,169 shares of the Large Cap Growth Fund Class B, 216,384 Class C shares of the Growth Fund for 99,268 shares of the Large Cap Growth Fund Class C, 101,251 Class Y shares of the Growth Fund for 46,248 shares of the Large Cap Growth Fund Class Y. Large Cap Growth Fund net assets at that date $25,651,741, including $1,082,424 of net unrealized appreciation, were combined with those of the Growth Fund. The aggregate net assets of the Growth Fund immediately before the acquisition were $32,638,783. The combined net assets of the Growth Fund immediately following the acquisition were $58,290,524. The Growth Fund acquired capital loss carryovers, subject to limitations, of $41,153,499 from the Large Cap Growth Fund.

[LOGO] LS LOOMIS SAYLES FUNDS
         Loomis Sayles Aggressive Growth Fund
         Loomis Sayles Mid Cap Growth Fund
         Loomis Sayles Small Cap Growth Fund
         Loomis Sayles Small Cap Value Fund
         Loomis Sayles Small Company Growth Fund
         Loomis Sayles Tax-Managed Equity Fund
         Loomis Sayles Value Fund
         Loomis Sayles Worldwide Fund



                    TABLE OF CONTENTS

                    Fund and Manager Review               1

                    Portfolio of Investments             10

                    Statements of Assets and Liabilities 42

                    Statements of Operations             44

                    Statements of Changes in Net Assets  46

                    Financial Highlights                 50

                    Notes to Financial Statements        56


         SEMI-ANNUAL REPORT
         MARCH 31, 2004 (Unaudited)

FUND AND MANAGER REVIEW


LOOMIS SAYLES AGGRESSIVE GROWTH FUND

PORTFOLIO REVIEW | The Fund under-performed its benchmark, the Russell Midcap Growth Index, for the six-month period ended March 31, 2004. The Fund tended to outperform on days when the market rose but lagged during the corrections. This was due to the Fund's high beta and the Fund's concentrated holdings and overweight in technology. Reducing this large "downside capture" remains our single-highest priority.

For the period, the Fund's consumer discretionary, technology, and healthcare sectors made the greatest contributions to absolute performance, but they underperformed their respective sectors in the index. Unfortunately, the Fund did not hold several stocks that were both significantly represented in the benchmark and strong performers, particularly in the healthcare and consumer discretionary sectors. The Fund owned some stocks that were on the smaller side of the mid-cap range (especially in the technology sector), and these stocks underperformed during market corrections.

We continue to look for companies expected to show superior growth in earnings and revenues, either because of new products or their inherent operating leverage. We believe monetary and fiscal policy may remain supportive of economic expansion. As a result, we've been focusing on companies leveraged to a cyclical rebound, including technology and energy companies, and businesses that should benefit from continued strength in consumer spending. Recently, we have been reducing our exposure to some of the most cyclically-leveraged industries, such as semiconductors and semi capital equipment, because it appears these stocks now may be discounting peak earnings. We have also been adding more names in healthcare, particularly in the biotechnology industry, where we are finding companies with exciting news from clinical trials and imminent product launches.

OUTLOOK | We believe the cyclical bull market remains intact and expect positive returns from the market during 2004. We believe 2005 could be a more challenging year for the market, as its likely the Fed will begin to raise rates back to more normal levels, and the impact of tax cuts and other stimuli will likely abate.

 KEY FUND FACTS
 OBJECTIVE | Long-term capital growth from investments in common stocks or their equivalent
 STRATEGY | Invests primarily in common stocks or other equity securities (which may include securities offered in the secondary markets or in IPOs) of companies with market capitalizations that fall within the capitalization range of the Russell Midcap Growth Index, although the Fund may invest in companies of any size
 FUND INCEPTION DATE | 12/31/96
 COMMENCEMENT OF OPERATIONS OF CLASS: | Institutional: 1/2/97; Retail: 1/2/97 EXPENSE RATIO | Institutional: 1.00%; Retail: 1.25%
 TOTAL NET ASSETS | $52.1 million

[PHOTO]   [PHOTO]

Chris Ely Dave Smith
CHRIS ELY DAVE SMITH

 [PHOTO]

Phil Fine
PHIL FINE

 AVERAGE ANNUAL TOTAL RETURNS PERIODS ENDED MARCH 31, 2004

                                                                        SINCE
                                           6 MONTHS* 1 YEAR 5 YEARS INCEPTION
-----------------------------------------------------------------------------
LOOMIS SAYLES AGGRESSIVE GROWTH FUND:
 INSTITUTIONAL                               12.49%  48.51%  0.77%    8.49%
 RETAIL                                      12.33   48.09   0.48     8.18
LIPPER MID-CAP GROWTH FUNDS INDEX(a)         15.32   43.03   2.22     5.29
RUSSELL MIDCAP GROWTH INDEX(a)               17.58   49.63   2.29     7.35

 CUMULATIVE PERFORMANCE INCEPTION TO MARCH 31, 2004(b)(c)

                                    [CHART]

                 Loomis Sayles         Lipper Mid          Russell
                  Aggressive           Cap Growth           Midcap
                 Growth Fund          Funds Index        Growth Index
                --------------       ------------        ------------
12/31/1996      $  250,000           $  250,000          $  250,000
01/31/1997         265,500              256,397             261,061
02/28/1997         257,250              239,354             255,313
03/31/1997         240,750              221,150             240,886
04/30/1997         243,500              219,235             246,786
05/31/1997         265,500              247,788             268,901
06/30/1997         268,000              258,228             276,343
07/31/1997         295,250              273,998             302,793
08/31/1997         288,500              273,237             299,837
09/30/1997         314,250              292,801             315,012
10/31/1997         307,250              276,403             299,240
11/30/1997         297,750              271,981             302,386
12/31/1997         306,624              278,351             306,356
01/31/1998         290,613              273,087             300,840
02/28/1998         313,830              296,284             329,124
03/31/1998         324,504              311,625             342,920
04/30/1998         333,044              312,981             347,577
05/31/1998         318,100              294,737             333,279
06/30/1998         334,378              308,295             342,709
07/31/1998         317,299              287,776             328,029
08/31/1998         252,985              225,733             265,422
09/30/1998         280,472              249,272             285,500
10/31/1998         299,419              258,441             306,521
11/30/1998         301,821              278,080             327,197
12/31/1998         342,010              313,952             361,083
01/31/1999         345,328              329,536             371,908
02/28/1999         338,416              303,940             353,720
03/31/1999         434,080              325,607             373,420
04/30/1999         456,198              338,963             390,435
05/31/1999         473,064              337,552             385,412
06/30/1999         534,996              364,759             412,319
07/31/1999         530,849              359,767             399,191
08/31/1999         561,815              357,945             395,042
09/30/1999         555,179              368,394             391,679
10/31/1999         695,080              400,964             421,963
11/30/1999         815,737              451,259             465,661
12/31/1999       1,018,446              545,390             546,293
01/31/2000       1,046,993              536,026             546,182
02/29/2000       1,423,576              670,359             661,006
03/31/2000       1,292,954              623,177             661,685
04/30/2000       1,170,694              540,968             597,454
05/31/2000       1,052,760              492,337             553,903
06/30/2000       1,201,836              568,843             612,677
07/31/2000       1,173,289              545,247             573,879
08/31/2000       1,388,686              616,555             660,427
09/30/2000       1,377,440              586,921             628,140
10/31/2000       1,166,946              539,463             585,150
11/30/2000         873,581              426,655             457,993
12/31/2000         961,466              457,408             482,109
01/31/2001         882,076              463,620             509,649
02/28/2001         688,729              394,076             421,494
03/31/2001         590,004              352,264             361,172
04/30/2001         686,092              398,709             421,375
05/31/2001         654,160              401,997             419,393
06/30/2001         634,240              400,428             419,614
07/31/2001         570,962              379,366             391,316
08/31/2001         498,603              353,948             362,953
09/30/2001         397,242              302,898             302,968
10/31/2001         435,912              319,762             334,814
11/30/2001         481,026              346,026             370,860
12/31/2001         486,885              361,034             384,958
01/31/2002         470,187              347,226             372,458
02/28/2002         422,729              329,962             351,343
03/31/2002         457,883              350,761             378,158
04/30/2002         433,861              339,101             358,137
05/31/2002         405,738              327,786             347,451
06/30/2002         367,068              298,335             309,107
07/31/2002         330,449              266,160             279,076
08/31/2002         325,176              262,987             278,104
09/30/2002         313,458              246,647             256,009
10/31/2002         326,055              259,085             275,839
11/30/2002         350,663              274,472             297,429
12/31/2002         309,064              258,247             279,459
01/31/2003         305,255              254,417             276,716
02/28/2003         302,619              250,489             274,309
03/31/2003         303,791              254,073             279,417
04/30/2003         326,641              271,896             298,442
05/31/2003         362,967              294,377             327,158
06/30/2003         363,260              298,986             331,824
07/31/2003         382,594              310,778             343,682
08/31/2003         417,456              326,063             362,609
09/30/2003         401,050              315,122             355,578
10/31/2003         440,306              339,841             384,234
11/30/2003         443,528              347,922             394,516
12/31/2003         432,982              349,706             398,822
01/31/2004         450,266              358,542             411,991
02/29/2004         441,185              363,487             418,902
03/31/2004         451,145              363,400             418,102


Past performance is no guarantee of future performance. Average annual total returns assume reinvestment of dividends and capital gain distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For performance current to the most recent month-end, please visit the Loomis Sayles website. Current performance may be higher or lower than quoted.
Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance would be lower.
(a) See page 9 for a description of the indexes. (b) Cumulative performance is shown for the Institutional Class of shares. Performance of the Retail Class of shares would be lower due to higher fees. (c) The mountain chart is based on the initial investment minimum of $250,000 for the Institutional Class. * Not annualized.
Small- and mid-cap stocks may be more volatile than larger, more established companies. The secondary market for these stocks may be less liquid, which could adversely impact the Fund's value. Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. Foreign countries may have different accounting standards than those of the U.S. Growth funds involve increased risks because, in part, the value of the Fund's underlying securities is based on future expectations that may or may not be met.

FUND AND MANAGER REVIEW



LOOMIS SAYLES MID CAP GROWTH FUND

PORTFOLIO REVIEW | The Fund underperformed its benchmark, the Russell Midcap Growth Index, for the six-month period ended March 31, 2004. The Fund tended to outperform on days when the market rose but lagged during the corrections. This was due to the Fund's high beta and the Fund's concentrated holdings and overweight in technology, relative to the benchmark. Reducing this large "downside capture" remains our single-highest priority.

For the period, the Fund's consumer discretionary, technology, and healthcare sectors made the greatest contributions to absolute performance, but they under-performed their respective sectors in the index. Unfortunately, the Fund did not hold several stocks that were both significantly represented in the benchmark and strong performers, particularly in the healthcare and consumer discretionary sectors. The Fund owned some stocks that were on the smaller side of the mid-cap range (especially in the technology sector), and these stocks underperformed during market corrections.

We continue to look for companies expected to show superior growth in earnings and revenues, either because of new products or their inherent operating leverage. We believe monetary and fiscal policy may remain supportive of economic expansion. As a result, we've been focusing on companies leveraged to a cyclical rebound, including technology and energy companies, and businesses that should benefit from continued strength in consumer spending. Recently, we have been reducing our exposure to some of the most cyclically-leveraged industries and groups, such as semi-conductors and semi capital equipment, because it appears these stocks now may be discounting peak earnings. We have also been adding more names in healthcare, particularly in the biotechnology industry, where we are finding companies with exciting news from clinical trials and imminent product launches.

OUTLOOK | We believe the cyclical bull market remains intact and expect positive returns from the market during 2004. We believe 2005 could be a more challenging year for the market, as the Fed begins to raise rates back to more normal levels, and the impact of tax cuts and other stimuli begins to abate.

 KEY FUND FACTS

 OBJECTIVE | Long-term capital growth from investments in common stocks or their equivalents

 STRATEGY | Invests primarily in common stocks or other equity securities (which may include securities offered in secondary markets on IPOs) of companies with market capitalization that fall within the capitalization range of the Russell Midcap Growth Index

 FUND INCEPTION DATE | 2/28/01

 EXPENSE RATIO | 0.90%

 TOTAL NET ASSETS | $8.6 million

 [PHOTO]   [PHOTO]

Chris Ely Dave Smith
CHRIS ELY DAVE SMITH
[PHOTO]

Phil Fine
PHIL FINE

 AVERAGE ANNUAL TOTAL RETURNS PERIODS ENDED MARCH 31, 2004

                                                                  SINCE
        DESCRIPTION                          6 MONTHS* 1 YEAR INCEPTION
        ---------------------------------------------------------------
        LOOMIS SAYLES MID CAP GROWTH FUND      12.46%  48.81%  -11.50%
        LIPPER MID-CAP GROWTH FUNDS INDEX(a)   15.32   43.03    -2.59
        RUSSELL MIDCAP GROWTH INDEX(a)         17.58   49.63    -0.26

 CUMULATIVE PERFORMANCE INCEPTION TO MARCH 31, 2004(b)

                                    [CHART]

                                       Lipper
                                       Mid-Cap        Russell
                  Loomis Sayles        Growth          Midcap
                  Mid Cap Growth       Funds          Growth
                      Fund             Index           Index
                   ----------        ----------     -----------
02/28/2001        $2,500,000         $2,500,000      $2,500,000
03/31/2001         2,212,500          2,234,746       2,142,213
04/30/2001         2,572,500          2,529,397       2,499,294
05/31/2001         2,460,000          2,550,254       2,487,536
06/30/2001         2,385,000          2,540,300       2,488,846
07/31/2001         2,145,000          2,406,684       2,321,004
08/31/2001         1,882,500          2,245,433       2,152,774
09/30/2001         1,497,500          1,921,570       1,796,985
10/31/2001         1,645,000          2,028,555       1,985,876
11/30/2001         1,820,000          2,195,173       2,199,676
12/31/2001         1,842,500          2,290,384       2,283,291
01/31/2002         1,777,500          2,202,790       2,209,151
02/28/2002         1,595,000          2,093,265       2,083,914
03/31/2002         1,727,500          2,225,216       2,242,963
04/30/2002         1,640,000          2,151,243       2,124,210
05/31/2002         1,535,000          2,079,464       2,060,829
06/30/2002         1,385,000          1,892,628       1,833,400
07/31/2002         1,250,000          1,688,512       1,655,275
08/31/2002         1,230,000          1,668,377       1,649,513
09/30/2002         1,185,000          1,564,722       1,518,462
10/31/2002         1,232,500          1,643,623       1,636,078
11/30/2002         1,327,500          1,741,242       1,764,136
12/31/2002         1,170,000          1,638,309       1,657,550
01/31/2003         1,155,000          1,614,009       1,641,277
02/28/2003         1,145,000          1,589,093       1,627,005
03/31/2003         1,152,500          1,611,832       1,657,302
04/30/2003         1,240,000          1,724,897       1,770,143
05/31/2003         1,377,500          1,867,519       1,940,467
06/30/2003         1,377,500          1,896,753       1,968,141
07/31/2003         1,452,500          1,971,566       2,038,472
08/31/2003         1,590,000          2,068,530       2,150,734
09/30/2003         1,525,000          1,999,120       2,109,033
10/31/2003         1,675,000          2,155,940       2,279,001
11/30/2003         1,685,000          2,207,202       2,339,985
12/31/2003         1,647,500          2,218,524       2,365,525
01/31/2004         1,707,500          2,274,577       2,443,631
02/29/2004         1,677,500          2,305,948       2,484,625
03/31/2004         1,715,000          2,305,398       2,479,877

Past performance is no guarantee of future performance. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For performance current to the most recent month-end, please visit the Loomis Sayles website. Current performance may be higher or lower than quoted.
Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance would be lower.
(a) See page 9 for a description of the indexes. (b) The mountain chart is based on the Fund's minimum initial investment of $2,500,000. * Not annualized. Small- and mid-cap stocks may be more volatile than larger, more established companies. The secondary market for these stocks may be less liquid, which could adversely impact the Fund's value. Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. Foreign countries may have different accounting standards than those of the U.S. Growth funds involve increased risks because, in part, the value of the Fund's underlying securities is based on future expectations that may or may not be met.

FUND AND MANAGER REVIEW



LOOMIS SAYLES SMALL CAP GROWTH FUND

PORTFOLIO REVIEW | Although all but one of the sectors the Fund invested in generated positive returns for the six-month period ended March 31, 2004, the Fund underperformed its benchmark, the Russell 2000 Growth Index. Only the Fund's consumer discretionary sector contributed to positive relative performance compared to the index. Underperformance in the Fund's technology, financial services and healthcare sectors accounted for the bulk of the Fund's performance shortfall relative to the benchmark.

In terms of absolute performance, the Fund realized the best results from stocks in the consumer discretionary, healthcare and technology sectors. Strong results from names such as Ask Jeeves and Netflix powered gains in the consumer discretionary sector. The healthcare sector also had big movers for the period, including Impax Laboratories and Esperion Therapeutics. The technology sector had big contributors, such as F5 Networks, but it also had negative performers, as investors took profits after realizing large gains in early 2003 and in January, 2004.

The Fund's auto and transportation group generated negative performance due to poor results from AirTran Holdings, which suffered from higher fuel prices and a generally weak revenue environment. Some of the Fund's semiconductor holdings, such as Sigmatel and Varian Semi, also generated negative performance. We trimmed or eliminated many of our holdings in the semiconductor industry because we believe peak earnings growth for this industry already may have occurred.

OUTLOOK | The Fund remains positioned for an expanding economy, with over-weights in the consumer discretionary and technology areas. We also have started to increase our exposure to healthcare companies, particularly in the biotechnology industry. The Fund remains underweighted in the financial services sector, because we have not found many names in this area that meet our long-term growth criteria.
 KEY FUND FACTS

 OBJECTIVE | Long-term capital growth from investments in common stocks or other equity securities

 STRATEGY | Invests primarily in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index, an index that tracks stocks of the 2,000 smallest companies

 FUND INCEPTION DATE | 12/31/96

 COMMENCEMENT OF OPERATIONS OF CLASS | Institutional: 1/2/97; Retail: 1/2/97

 EXPENSE RATIO | Institutional: 1.00%; Retail: 1.25%

 TOTAL NET ASSETS | $39.3 million

[PHOTO]   [PHOTO]

Chris Ely Dave Smith
CHRIS ELY DAVE SMITH

 [PHOTO]

Phil Fine
PHIL FINE

 AVERAGE ANNUAL TOTAL RETURNS PERIODS ENDED MARCH 31, 2004

                                                                       SINCE
                                          6 MONTHS* 1 YEAR 5 YEARS INCEPTION
   -------------------------------------------------------------------------
   LOOMIS SAYLES SMALL CAP GROWTH FUND:
     INSTITUTIONAL                          10.13%  55.34%  -6.31%   0.84%
     RETAIL                                  9.94   55.09   -6.56    0.59
   LIPPER SMALL-CAP GROWTH FUNDS INDEX(a)   16.13   55.74    7.62    6.40
   RUSSELL 2000 GROWTH INDEX(a)             18.97   63.16    2.31    3.24
   RUSSELL 2000 INDEX(a)                    21.69   63.83    9.66    8.35

 CUMULATIVE PERFORMANCE INCEPTION TO MARCH 31, 2004 (b)(c)

                                    [CHART]

             Loomis Sayles  Lipper Small-
                Small Cap     Cap Growth    Russell 2000    Russell 2000
              Growth Fund     Funds Index   Growth Index        Index
             -------------  -------------   ------------    ------------
12/31/1996   $ 250,000      $ 250,000       $ 250,000       $ 250,000
01/31/1997     256,500        255,797         256,245         254,996
02/28/1997     237,500        237,326         240,769         248,813
03/31/1997     212,750        220,207         223,779         237,073
04/30/1997     208,750        216,928         221,191         237,734
05/31/1997     242,750        247,023         254,436         264,182
06/30/1997     257,000        260,237         263,063         275,503
07/31/1997     277,750        275,899         276,542         288,323
08/31/1997     282,500        280,282         284,841         294,920
09/30/1997     313,750        303,870         307,571         316,506
10/31/1997     291,750        288,334         289,097         302,603
11/30/1997     288,500        281,817         282,204         300,645
12/31/1997     298,565        278,064         282,363         305,908
01/31/1998     288,806        273,937         278,596         301,080
02/28/1998     320,192        296,085         303,193         323,343
03/31/1998     334,699        309,478         315,911         336,678
04/30/1998     330,215        311,729         317,848         338,541
05/31/1998     302,521        289,667         294,756         320,308
06/30/1998     332,061        298,156         297,767         320,982
07/31/1998     299,356        275,720         272,902         294,997
08/31/1998     231,836        215,500         209,905         237,715
09/30/1998     259,266        227,024         231,187         256,318
10/31/1998     269,553        235,975         243,245         266,771
11/30/1998     303,313        255,166         262,115         280,748
12/31/1998     354,480        280,746         285,834         298,121
01/31/1999     364,766        287,535         298,691         302,083
02/28/1999     341,820        259,868         271,368         277,616
03/31/1999     367,931        271,613         281,033         281,950
04/30/1999     371,360        282,219         305,852         307,215
05/31/1999     364,503        283,757         306,336         311,702
06/30/1999     419,099        310,316         322,473         325,797
07/31/1999     406,703        309,220         312,501         316,858
08/31/1999     418,571        304,885         300,814         305,131
09/30/1999     441,518        315,937         306,616         305,198
10/31/1999     498,224        334,359         314,470         306,434
11/30/1999     550,974        376,545         347,721         324,731
12/31/1999     679,948        452,471         409,007         361,491
01/31/2000     667,551        447,759         405,201         355,685
02/29/2000     908,883        578,948         499,476         414,422
03/31/2000     788,613        533,505         446,973         387,099
04/30/2000     725,313        467,554         401,845         363,805
05/31/2000     627,198        429,327         366,657         342,602
06/30/2000     701,575        504,937         414,022         372,467
07/31/2000     629,571        472,086         378,540         360,483
08/31/2000     735,071        522,857         418,358         387,989
09/30/2000     711,598        496,964         397,574         376,585
10/31/2000     641,968        459,679         365,301         359,775
11/30/2000     476,307        381,396         298,975         322,843
12/31/2000     556,512        415,131         317,270         350,570
01/31/2001     531,328        427,780         342,949         368,822
02/28/2001     413,620        373,014         295,939         344,622
03/31/2001     352,303        336,786         269,033         327,764
04/30/2001     416,905        373,146         301,970         353,405
05/31/2001     405,408        383,257         308,964         362,092
06/30/2001     415,263        392,921         317,390         374,595
07/31/2001     356,683        371,018         290,313         354,318
08/31/2001     316,443        349,053         272,183         342,874
09/30/2001     247,884        294,576         228,265         296,719
10/31/2001     276,518        316,162         250,225         314,083
11/30/2001     297,573        340,661         271,112         338,398
12/31/2001     309,364        361,298         287,991         359,285
01/31/2002     294,485        350,373         277,746         355,548
02/28/2002     257,709        329,170         259,769         345,804
03/31/2002     273,711        356,082         282,348         373,597
04/30/2002     263,605        346,687         276,239         377,002
05/31/2002     250,972        332,779         260,087         360,270
06/30/2002     229,356        308,052         238,032         342,394
07/31/2002     196,791        264,364         201,449         290,682
08/31/2002     194,545        263,980         201,355         289,942
09/30/2002     178,263        247,970         186,811         269,120
10/31/2002     189,773        258,551         196,260         277,749
11/30/2002     200,721        280,207         215,716         302,536
12/31/2002     180,790        261,487         200,840         285,691
01/31/2003     174,894        254,582         195,384         277,784
02/28/2003     172,648        246,649         190,173         269,391
03/31/2003     170,964        251,735         193,052         272,859
04/30/2003     188,931        272,540         211,323         298,731
05/31/2003     209,985        300,331         235,137         330,789
06/30/2003     214,196        310,509         239,668         336,775
07/31/2003     229,075        328,666         257,786         357,847
08/31/2003     247,322        346,094         271,633         374,254
09/30/2003     241,146        337,594         264,757         367,346
10/31/2003     261,078        368,222         287,629         398,194
11/30/2003     269,781        378,027         297,006         412,325
12/31/2003     259,113        378,566         298,334         420,691
01/31/2004     277,641        396,277         314,007         438,968
02/29/2004     266,693        394,788         313,521         442,903
03/31/2004     265,570        392,059         314,986         447,031



Past performance is no guarantee of future performance. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For performance current to the most recent month-end, please visit the Loomis Sayles website. Current performance may be higher or lower than quoted.
Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance would be lower.
(a) See page 9 for a description of the indexes. (b) Cumulative performance is shown for the Institutional Class of shares. Performance of the Retail Class of shares would be lower due to higher fees. (c) The mountain chart is based on the initial investment minimum of $250,000 for the Institutional Class. * Not annualized.
Small- and mid-cap stocks may be more volatile than larger, more established companies. The secondary market for these stocks may be less liquid, which could adversely impact the Fund's value. Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. Foreign countries may have different accounting standards than those of the U.S. Growth funds involve increased risks because, in part, the value of the Fund's underlying securities is based on future expectations that may or may not be met.

FUND AND MANAGER REVIEW


LOOMIS SAYLES SMALL CAP VALUE FUND

PORTFOLIO REVIEW | The Fund lagged its benchmark, the Russell 2000 Index, for the six-month period ended March 31, 2004. In late 2003 and early 2004, the best-performing small-cap stocks were higher risk in nature. These stocks included the smallest market caps, companies with weaker balance sheets, and companies generating losses from operations. Our long-standing investment discipline, which emphasizes undervalued, under-followed or misunderstood small companies, typically favors positive earnings and cash flows, superior earnings visibility and better balance sheets. Although this discipline did not match the market's preference early in the period, a significant rotation back to higher-quality stocks occurred in February and March, resulting in improving relative performance for the Fund.

All the Fund's sectors advanced during the period. The Fund's strongest performing sectors included energy, auto and transportation, and healthcare. Energy stocks benefited from continued price increases for oil and natural gas. The auto and transportation sector was strong due to appreciation from economically-sensitive end markets such as recreational vehicles, railroads and trucking. Healthcare's strength was driven by individual stocks, such as Andrx and Perrigo, and medical technology company Serologicals.

Due to their defensive characteristics and limited economic sensitivity, the Fund's utilities and consumer staples holdings, though up for the period, could not keep up with the market. Technology also lagged, as investors took profits following an extraordinary run in previous quarters.

OUTLOOK | We maintain a positive short-term outlook, with our enthusiasm tempered somewhat by the strong first-quarter returns for small-cap stocks. We expect near-term economic news to be positive and earnings expectations to move higher. We are cautious on the second half of 2004. In our view, continued economic growth and early signs of inflation may be followed by a period of rising interest rates, which ultimately may affect growth and valuations. In addition, we are concerned that current stock valuations are based on substantial gains in corporate profits and may be vulnerable to disappointments as the year progresses.
 KEY FUND FACTS

 OBJECTIVE | Long-term capital growth from investments in common stocks or other equity securities

 STRATEGY | Invests primarily in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index

 FUND INCEPTION DATE | 5/13/91

 COMMENCEMENT OF OPERATIONS OF CLASS | Institutional: 5/13/91; Retail: 1/2/97; Admin; 1/2/98

 EXPENSE RATIO | Institutional: 0.90%; Retail: 1.15%; Admin: 1.40%

 TOTAL NET ASSETS | $579.9 million

[PHOTO]        [PHOTO]

Joseph Gatz Daniel Thelen
JOSEPH GATZ DANIEL THELEN

 AVERAGE ANNUAL TOTAL RETURNS PERIODS ENDED MARCH 31, 2004

                                                                              SINCE
                                     6 MONTHS* 1 YEAR 5 YEARS 10 YEARS INCEPTION(a)
-----------------------------------------------------------------------------------
LOOMIS SAYLES SMALL CAP VALUE FUND:
 INSTITUTIONAL                         20.95%  49.19%  14.47%  13.73%     15.37%
 RETAIL(a)                             20.76   48.76   14.19   13.51      15.20
 ADMIN(a)                              20.68   48.43   13.90   13.12      14.82
LIPPER SMALL-CAP CORE FUNDS
 INDEX(b)(c)                           21.86   57.64   12.67   11.95       N/A
RUSSELL 2000 VALUE INDEX(c)            24.42   64.49   16.14   13.61      15.12
RUSSELL 2000 INDEX(c)                  21.69   63.83    9.66   10.44      11.70

 CUMULATIVE PERFORMANCE INCEPTION TO MARCH 31, 2004(d)(e)

                                    [CHART]

                   Loomis Sayles      Lipper
                     Small Cap    Small-Cap Core   Russell 2000    Russell 2000
                     Value Fund    Funds Index     Value Index          Index
                     ----------   --------------   ------------    ------------
05/13/1991            $250,000         $250,000      $250,000        $250,000
05/31/1991             255,500          250,000       261,728         261,916
06/30/1991             246,500          250,000       249,473         246,653
07/31/1991             266,000          250,000       255,952         255,308
08/31/1991             286,250          250,000       263,720         264,758
09/30/1991             286,500          250,000       264,026         266,831
10/31/1991             292,250          250,000       267,028         273,889
11/30/1991             285,000          250,000       256,192         261,221
12/31/1991             326,192          250,000       272,804         282,138
01/31/1992             359,360          265,945       295,624         304,999
02/29/1992             379,469          273,568       309,725         313,896
03/31/1992             359,099          264,312       306,355         303,271
04/30/1992             340,817          255,365       302,112         292,646
05/31/1992             341,340          254,825       310,327         296,538
06/30/1992             311,567          245,833       300,278         282,514
07/31/1992             320,185          252,555       311,590         292,344
08/31/1992             309,739          248,421       305,517         284,095
09/30/1992             313,134          249,627       311,285         290,647
10/31/1992             323,058          258,944       318,551         299,885
11/30/1992             353,875          277,051       338,259         322,832
12/31/1992             368,973          287,564       352,287         334,079
01/31/1993             385,875          296,024       370,979         345,386
02/28/1993             376,994          289,261       372,463         337,409
03/31/1993             392,750          297,159       386,591         348,358
04/30/1993             382,724          287,452       377,301         338,796
05/31/1993             399,053          298,214       389,167         353,787
06/30/1993             401,058          300,514       392,856         355,994
07/31/1993             410,798          303,304       399,600         360,909
08/31/1993             432,856          312,400       415,222         376,501
09/30/1993             452,622          317,447       425,169         387,126
10/31/1993             464,941          324,170       434,894         397,090
11/30/1993             447,179          316,166       423,565         384,020
12/31/1993             460,032          325,338       436,038         397,150
01/31/1994             469,799          333,938       451,601         409,602
02/28/1994             462,637          333,304       450,293         408,121
03/31/1994             435,940          320,340       430,084         386,573
04/30/1994             431,056          319,794       434,322         388,871
05/31/1994             424,545          320,604       433,699         384,504
06/30/1994             414,452          310,196       422,386         371,448
07/31/1994             416,731          314,670       430,189         377,550
08/31/1994             436,266          329,162       447,122         398,589
09/30/1994             435,940          329,749       442,378         397,254
10/31/1994             433,010          331,467       434,283         395,686
11/30/1994             415,755          323,070       416,763         379,706
12/31/1994             421,818          325,868       429,306         389,907
01/31/1995             423,131          329,229       427,200         384,988
02/28/1995             439,544          342,338       443,008         401,003
03/31/1995             450,049          349,588       445,199         407,909
04/30/1995             451,362          355,463       458,439         416,979
05/31/1995             460,553          359,779       468,257         424,149
06/30/1995             473,027          374,109       484,258         446,152
07/31/1995             504,540          394,788       501,926         471,851
08/31/1995             528,832          407,916       516,837         481,612
09/30/1995             538,680          414,898       524,553         490,213
10/31/1995             510,777          400,223       503,602         468,290
11/30/1995             535,397          412,187       523,618         487,965
12/31/1995             557,183          426,052       539,838         500,839
01/31/1996             558,274          429,170       543,420         500,301
02/29/1996             586,279          444,379       551,937         515,895
03/31/1996             599,735          455,506       563,523         526,396
04/30/1996             635,378          486,931       578,898         554,543
05/31/1996             661,564          508,903       593,556         576,396
06/30/1996             645,925          485,793       586,548         552,727
07/31/1996             609,555          446,334       555,366         504,450
08/31/1996             640,106          469,085       579,461         533,738
09/30/1996             661,712          488,809       595,280         554,597
10/31/1996             671,415          479,658       602,183         546,049
11/30/1996             703,512          496,987       634,587         568,549
12/31/1996             726,762          505,760       655,187         583,449
01/31/1997             739,717          517,036       665,260         595,109
02/28/1997             730,105          503,508       671,575         580,680
03/31/1997             714,224          478,111       653,562         553,280
04/30/1997             707,538          478,242       663,172         554,822
05/31/1997             784,435          529,245       715,970         616,546
06/30/1997             821,212          559,170       752,202         642,968
07/31/1997             868,247          592,820       783,774         672,887
08/31/1997             886,414          607,321       796,217         688,283
09/30/1997             939,228          652,898       849,164         738,661
10/31/1997             909,652          626,902       826,076         706,213
11/30/1997             906,272          618,871       835,128         701,645
12/31/1997             915,645          618,206       863,435         713,926
01/31/1998             895,483          609,161       847,814         702,659
02/28/1998             958,919          654,637       899,067         754,616
03/31/1998           1,001,702          685,496       935,534         785,738
04/30/1998             997,276          692,091       940,158         790,086
05/31/1998             954,493          656,163       906,874         747,534
06/30/1998             942,200          653,811       901,752         749,107
07/31/1998             881,222          606,640       831,121         688,464
08/31/1998             730,254          489,398       700,960         554,778
09/30/1998             767,135          509,982       740,546         598,194
10/31/1998             807,459          530,915       762,535         622,590
11/30/1998             853,192          560,518       783,175         655,209
12/31/1998             905,760          595,725       807,733         695,755
01/31/1999             863,318          591,259       789,399         705,001
02/28/1999             802,402          542,960       735,503         647,899
03/31/1999             802,901          545,426       729,435         658,014
04/30/1999             868,312          582,266       796,024         716,977
05/31/1999             885,788          594,314       820,492         727,450
06/30/1999             926,732          628,657       850,200         760,345
07/31/1999             915,247          625,223       830,023         739,482
08/31/1999             884,789          602,297       799,682         712,114
09/30/1999             865,316          601,830       783,694         712,270
10/31/1999             856,827          607,069       768,013         715,155
11/30/1999             874,618          646,203       771,994         757,856
12/31/1999             909,124          715,909       795,713         843,645
01/31/2000             875,377          702,150       774,905         830,097
02/29/2000             937,246          801,151       822,268         967,176
03/31/2000             990,423          789,758       826,123         903,410
04/30/2000             992,469          745,843       831,013         849,047
05/31/2000             950,029          714,136       818,331         799,563
06/30/2000             981,220          777,128       842,243         869,262
07/31/2000             997,582          752,970       870,306         841,295
08/31/2000           1,059,963          820,051       909,215         905,486
09/30/2000           1,044,112          798,977       904,060         878,874
10/31/2000           1,063,542          774,942       900,851         839,641
11/30/2000           1,029,383          697,771       882,512         753,451
12/31/2000           1,119,971          765,544       977,337         818,159
01/31/2001           1,151,051          792,794     1,004,314         860,755
02/28/2001           1,121,607          742,434     1,002,928         804,277
03/31/2001           1,081,258          707,334       986,842         764,935
04/30/2001           1,140,691          763,688     1,032,519         824,776
05/31/2001           1,173,952          791,519     1,059,070         845,048
06/30/2001           1,219,754          815,994     1,101,681         874,227
07/31/2001           1,226,843          797,090     1,076,976         826,906
08/31/2001           1,212,666          774,784     1,073,245         800,198
09/30/2001           1,084,529          673,267       954,769         692,481
10/31/2001           1,122,698          713,264       979,707         733,006
11/30/2001           1,191,110          766,270     1,050,104         789,753
12/31/2001           1,275,273          820,091     1,114,398         838,499
01/31/2002           1,273,439          810,375     1,129,190         829,778
02/28/2002           1,284,443          788,738     1,136,065         807,036
03/31/2002           1,359,027          849,341     1,221,145         871,899
04/30/2002           1,362,695          853,515     1,264,131         879,845
05/31/2002           1,337,630          821,702     1,222,322         840,796
06/30/2002           1,293,002          775,677     1,195,260         799,078
07/31/2002           1,124,270          670,247     1,017,670         678,393
08/31/2002           1,142,610          673,799     1,013,148         676,665
09/30/2002           1,056,410          626,103       940,778         628,071
10/31/2002           1,074,139          648,354       954,930         648,208
11/30/2002           1,127,938          696,200     1,031,134         706,057
12/31/2002           1,106,540          662,377       987,077         666,744
01/31/2003           1,077,807          643,007       959,285         648,291
02/28/2003           1,054,576          622,929       927,036         628,702
03/31/2003           1,057,633          628,189       936,937         636,798
04/30/2003           1,144,444          680,497     1,025,932         697,177
05/31/2003           1,215,972          740,279     1,130,685         771,993
06/30/2003           1,241,648          757,321     1,149,843         785,964
07/31/2003           1,289,334          796,158     1,207,184         835,142
08/31/2003           1,338,241          830,662     1,253,039         873,432
09/30/2003           1,304,617          812,622     1,238,666         857,310
10/31/2003           1,412,826          876,479     1,339,669         929,304
11/30/2003           1,453,939          908,054     1,391,094         962,283
12/31/2003           1,488,772          933,305     1,441,403         981,806
01/31/2004           1,522,651          962,874     1,491,241       1,024,461
02/29/2004           1,552,137          979,629     1,520,117       1,033,645
03/31/2004           1,577,934          990,251     1,541,139       1,043,278


Past performance is no guarantee of future performance. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For performance current to the most recent month-end, please visit the Loomis Sayles website. Current performance may be higher or lower than quoted.
Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance would be lower.
(a) Performance shown for periods prior to the inception date of the Retail Class (12/31/96) and Admin Class (1/02/98) represents the performance of the Institutional Class of shares during the periods shown, adjusted to reflect the current levels of management and 12b-1 fees payable by the respective Classes of shares. Since index performance data is not available coincident with the Fund's inception date, the beginning value of the index is the value as of the month end closest to the Fund's inception date. (b) The Lipper Small-Cap Core Funds Index performance data is not available prior to January 1, 1992. (c) See page 9 for a description of the indexes. (d) Cumulative performance is shown for the Institutional Class of shares. Performance of the Retail and Admin Classes of shares would be lower due to higher fees and expenses. (e) The mountain chart is based on the initial investment minimum of $250,000 for the Institutional Class. * Not annualized.
Value stocks present the risk that they may fall out of favor with investors and underperform the overall equity market during any given period. Small- and mid-cap stocks may be more volatile than larger, more established companies. The secondary market for these stocks may be less liquid, which could adversely impact the Fund's value. Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. Foreign countries may have different accounting standards than those of the U.S.

FUND AND MANAGER REVIEW



LOOMIS SAYLES SMALL COMPANY GROWTH FUND

PORTFOLIO REVIEW | The Fund under-performed its benchmark, the Russell 2000 Growth Index, for the six months ended March 31, 2004. The investment approach that had produced strong gains in the prior six-month period ran into headwinds, despite solid evidence of rebounding revenue and profit growth across a number of industries and sectors. In retrospect, many of the stocks in the Fund had reached valuations that fully discounted near-term results and thus were vulnerable to profit-taking and swings in investor sentiment.

Consumer discretionary stocks, responding to strong revenue and earnings growth, offered the greatest positive contribution to performance in the period. The healthcare, energy and technology sectors contributed to the Fund's positive return for the period, although their impact was relatively small.

The most significant detractor to the Fund's return was the producer durables sector. Most holdings in this sector provide capital equipment for the production of semiconductors and have seen a strong upswing in demand. The stocks sold off however, as investors grew concerned that this demand could not be sustained. We eliminated most of the Fund's exposure to the industry. The auto and transportation area also detracted slightly from the Fund's return, with the shortfall almost entirely due to the decline of AirTran Holdings, a leading discount air carrier. Concerns about rising fuel prices and a more competitive environment caused this stock to fall.

OUTLOOK | We are taking steps that we believe should enhance the Fund's performance during bouts of market volatility, without changing the Fund's character. Although we are optimistic for stocks in the coming months, we must prepare for increased short-term volatility caused by unexpected events at home and abroad.

We will continue to focus on what we believe to be fundamentally strong small-cap companies, but we plan to broaden our universe beyond the consumer discretionary, healthcare and technology sectors. This should offer some incremental downside protection in times of market stress. We also plan to be more aggressive sellers, by eliminating holdings that are failing to perform and by taking profits more aggressively. We will continue to view market corrections as opportunities to add to existing positions or establish new positions in stocks with compelling fundamentals at attractive valuations.
 KEY FUND FACTS

 OBJECTIVE | Long-term capital growth from investments in common stocks or their equivalents

 STRATEGY | Invests primarily in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index

 FUND INCEPTION DATE | 5/7/99

 EXPENSE RATIO | 0.90%

 TOTAL NET ASSETS | $23.7 million

[PHOTO]   [PHOTO]

Chris Ely Dave Smith
CHRIS ELY DAVE SMITH

[PHOTO]

Phil Fine
PHIL FINE


 AVERAGE ANNUAL TOTAL RETURNS PERIODS ENDED MARCH 31, 2004

                                                                     SINCE
     FUND NAME                               6 MONTHS* 1 YEAR INCEPTION(a)
     ---------------------------------------------------------------------
     LOOMIS SAYLES SMALL COMPANY GROWTH FUND    5.08%  52.72%    -2.53%
     LIPPER SMALL-CAP GROWTH FUNDS INDEX(b)    16.13   55.74      6.91
     RUSSELL 2000 GROWTH INDEX(b)              18.97   63.16      0.60
     RUSSELL 2000 INDEX(b)                     21.69   63.83      7.93

 CUMULATIVE PERFORMANCE INCEPTION TO MARCH 31, 2004(c)

                                    [CHART]

               Loomis Sayles
               Small Company   Lipper Small-Cap    Russell 2000   Russell 2000
               Growth Fund     Growth Funds Index  Growth Index      Index
               ------------    ------------------  ------------   ------------
05/07/1999      $3,000,000         $3,000,000      $3,000,000      $3,000,000
05/31/1999       2,934,000          3,016,354       3,004,753       3,043,821
06/30/1999       3,396,000          3,298,675       3,163,029       3,181,461
07/31/1999       3,273,000          3,287,027       3,065,220       3,094,164
08/31/1999       3,315,000          3,240,941       2,950,585       2,979,653
09/30/1999       3,501,000          3,358,429       3,007,498       2,980,303
10/31/1999       3,951,000          3,554,247       3,084,532       2,992,374
11/30/1999       4,338,000          4,002,685       3,410,680       3,171,047
12/31/1999       5,331,000          4,809,787       4,011,818       3,530,009
01/31/2000       5,382,000          4,759,699       3,974,482       3,473,322
02/29/2000       7,368,000          6,154,247       4,899,203       4,046,892
03/31/2000       6,417,000          5,671,181       4,384,218       3,780,078
04/30/2000       5,703,000          4,970,115       3,941,564       3,552,611
05/31/2000       5,004,000          4,563,770       3,596,423       3,345,559
06/30/2000       6,156,000          5,367,502       4,061,012       3,637,195
07/31/2000       5,229,000          5,018,298       3,712,981       3,520,175
08/31/2000       6,141,000          5,557,998       4,103,539       3,788,767
09/30/2000       5,934,000          5,282,750       3,899,678       3,677,414
10/31/2000       5,349,000          4,886,405       3,583,124       3,513,254
11/30/2000       4,002,000          4,054,260       2,932,549       3,152,614
12/31/2000       4,508,999          4,412,859       3,111,995       3,423,368
01/31/2001       4,393,305          4,547,319       3,363,881       3,601,600
02/28/2001       3,495,159          3,965,154       2,902,774       3,365,283
03/31/2001       3,123,722          3,580,050       2,638,858       3,200,667
04/30/2001       3,534,738          3,966,561       2,961,925       3,451,054
05/31/2001       3,434,268          4,074,036       3,030,531       3,535,880
06/30/2001       3,437,312          4,176,764       3,113,175       3,657,972
07/31/2001       3,248,549          3,943,935       2,847,589       3,459,969
08/31/2001       3,004,984          3,710,450       2,669,754       3,348,217
09/30/2001       2,456,963          3,131,357       2,238,977       2,897,505
10/31/2001       2,700,528          3,360,816       2,454,374       3,067,068
11/30/2001       2,895,380          3,621,247       2,659,251       3,304,510
12/31/2001       3,050,653          3,840,612       2,824,813       3,508,476
01/31/2002       2,892,335          3,724,480       2,724,318       3,471,984
02/28/2002       2,603,102          3,499,090       2,547,990       3,376,829
03/31/2002       2,846,667          3,785,168       2,769,458       3,648,232
04/30/2002       2,715,751          3,685,299       2,709,539       3,681,480
05/31/2002       2,526,988          3,537,460       2,551,112       3,518,089
06/30/2002       2,393,027          3,274,603       2,334,782       3,343,530
07/31/2002       1,918,075          2,810,198       1,975,945       2,838,554
08/31/2002       1,921,120          2,806,116       1,975,026       2,831,326
09/30/2002       1,756,713          2,635,933       1,832,366       2,627,997
10/31/2002       1,863,273          2,748,407       1,925,048       2,712,256
11/30/2002       1,988,100          2,978,613       2,115,891       2,954,308
12/31/2002       1,826,738          2,779,617       1,969,971       2,789,815
01/31/2003       1,762,802          2,706,216       1,916,453       2,712,601
02/28/2003       1,723,223          2,621,886       1,865,348       2,630,638
03/31/2003       1,732,357          2,675,954       1,893,587       2,664,512
04/30/2003       1,918,075          2,897,118       2,072,796       2,917,154
05/31/2003       2,134,239          3,192,537       2,306,381       3,230,202
06/30/2003       2,216,442          3,300,728       2,350,829       3,288,658
07/31/2003       2,389,982          3,493,734       2,528,543       3,494,430
08/31/2003       2,563,523          3,678,998       2,664,357       3,654,645
09/30/2003       2,517,854          3,588,638       2,596,912       3,587,186
10/31/2003       2,700,528          3,914,219       2,821,256       3,888,427
11/30/2003       2,776,642          4,018,446       2,913,238       4,026,419
12/31/2003       2,670,082          4,024,170       2,926,262       4,108,107
01/31/2004       2,785,776          4,212,446       3,079,989       4,286,587
02/29/2004       2,688,350          4,196,614       3,075,223       4,325,013
03/31/2004       2,645,726          4,167,609       3,089,598       4,365,321


Past performance is no guarantee of future performance. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For performance current to the most recent month-end, please visit the Loomis Sayles website. Current performance may be higher or lower than quoted.
Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance would be lower.
(a) Since index performance data is not available coincident with the Fund's inception date, comparative performance is presented from the month-end closest to the Fund's inception date. (b) See page 9 for a description of the indexes.
(c) The mountain chart is based on the Fund's minimum initial investment of $3,000,000. * Not annualized.
Small- and mid-cap stocks may be more volatile than larger, more established companies. The secondary market for these stocks may be less liquid, which could adversely impact the Fund's value. Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. Foreign countries may have different accounting standards than those of the U.S. Growth funds involve increased risks because, in part, the value of the Fund's underlying securities is based on future expectations that may or may not be met.

FUND AND MANAGER REVIEW



LOOMIS SAYLES TAX-MANAGED EQUITY FUND

PORTFOLIO REVIEW | We continued to position the Fund to take advantage of an economic recovery by adding to positions with more cyclical leverage (energy, materials, industrials) and focusing on high-quality companies during the six-month period ended March 31, 2004. This proved to be prudent because high-quality companies positioned for an improving economy showed strong performance during the period.

Positive contributions from our sector allocations and specific security selections helped the Fund outperform its benchmark, the S&P 500 Index, for the six months. In particular, solid stock selection in the technology (NVIDIA), financials (New York Community Bank) and healthcare (Caremark Rx) sectors combined with a technology overweight and a healthcare underweight helped generate the out-performance.

The Fund's consumer discretionary and telecommunication holdings had a negative impact on performance during the period. Within the consumer discretionary sector, Kohl's was a weak performer due to mediocre consumer holiday spending and concerns about a management transition. In the telecom sector, our lone holding, Century Tel, Inc., declined in value because of downward earnings revisions.

OUTLOOK | Low interest rates, productivity enhancements, fiscal stimulus, tax cuts and improving economic growth should continue to drive strong earnings and cash flow throughout the next few quarters. Longer-term, we believe stocks appear attractive versus other asset classes. Looking ahead, high-quality companies that offer a combination of earnings growth, solid free cash flow and an attractive yield may offer long-term investors competitive returns.

 KEY FUND FACTS
 OBJECTIVE | Long-term capital growth from investments in common stocks or their equivalents
 STRATEGY | Invests primarily in equity securities and may invest in companies of any size; the Fund uses a tax-managed approach in an effort to minimize the effect of federal income tax
 FUND INCEPTION DATE | 10/1/95
 FUND REGISTRATION DATE | 3/7/97
 EXPENSE RATIO | 0.65%
 TOTAL NET ASSETS | $3.9 million

 [PHOTO]     [PHOTO]

Robert Ix Mark A. Shank
ROBERT IX MARK A. SHANK

 AVERAGE ANNUAL TOTAL RETURNS PERIODS ENDED MARCH 31, 2004

                                                                  SINCE           SINCE
FUND NAME                   6 MONTHS* 1 YEAR 5 YEARS REGISTRATION(a)(b) INCEPTION(a)(b)
---------------------------------------------------------------------------------------
LOOMIS SAYLES TAX-MANAGED
EQUITY FUND                   14.60%  29.67%   4.90%        9.88%            10.94%
RETURN AFTER TAXES
ON DISTRIBUTION               14.07   29.07    1.12         5.75              7.39
RETURN AFTER TAXES
ON DISTRIBUTION AND
SALE OF FUND SHARES            9.84   19.68    2.17         6.39              7.71
LIPPER MULTI-CAP CORE FUNDS
INDEX(c)                      14.99   39.21    1.43         6.66              8.94
S&P 500 INDEX(c)              14.08   35.12   -1.20         6.70              9.77

 CUMULATIVE PERFORMANCE REGISTRATION TO MARCH 31, 2004(d)
                                    [CHART]

             Loomis Sayles Tax-   Lipper Multi-Cap
            Managed Equity Fund     Core Index        S&P 500 Index
            -------------------   ----------------    -------------
03/07/1997        $250,000          $250,000           $250,000
03/31/1997         239,400           240,761            239,728
04/30/1997         249,995           249,093            254,039
05/31/1997         260,386           265,902            269,506
06/30/1997         264,664           275,935            281,581
07/31/1997         285,059           296,903            303,985
08/31/1997         272,223           288,745            286,955
09/30/1997         281,799           304,622            302,671
10/31/1997         272,630           293,161            292,563
11/30/1997         273,853           298,142            306,106
12/31/1997         270,575           302,300            311,363
01/31/1998         274,989           303,991            314,807
02/28/1998         295,293           325,697            337,512
03/31/1998         310,079           340,978            354,796
04/30/1998         316,259           344,674            358,365
05/31/1998         307,210           335,215            352,206
06/30/1998         316,700           344,621            366,512
07/31/1998         319,128           337,592            362,609
08/31/1998         272,561           285,037            310,184
09/30/1998         299,927           298,549            330,055
10/31/1998         312,507           318,921            356,902
11/30/1998         327,514           336,014            378,533
12/31/1998         363,190           358,799            400,346
01/31/1999         375,218           370,701            417,087
02/28/1999         362,604           356,420            404,125
03/31/1999         383,139           367,674            420,293
04/30/1999         394,287           382,673            436,569
05/31/1999         388,420           378,397            426,260
06/30/1999         413,943           396,944            449,917
07/31/1999         411,890           388,203            435,868
08/31/1999         406,902           381,437            433,712
09/30/1999         394,874           371,928            421,822
10/31/1999         400,155           390,806            448,515
11/30/1999         402,795           403,387            457,632
12/31/1999         430,627           433,310            484,585
01/31/2000         417,766           421,067            460,238
02/29/2000         439,940           437,289            451,526
03/31/2000         482,958           465,317            495,699
04/30/2000         482,958           448,043            480,785
05/31/2000         489,611           432,472            470,921
06/30/2000         482,515           450,709            482,531
07/31/2000         473,202           443,666            474,989
08/31/2000         510,455           474,966            504,490
09/30/2000         494,933           453,148            477,856
10/31/2000         494,489           448,028            475,836
11/30/2000         482,071           409,881            438,322
12/31/2000         505,560           418,852            440,467
01/31/2001         484,405           433,310            456,094
02/28/2001         473,013           394,303            414,507
03/31/2001         457,825           370,916            388,248
04/30/2001         474,098           400,964            418,418
05/31/2001         477,895           404,342            421,222
06/30/2001         459,995           397,384            410,970
07/31/2001         455,113           389,394            406,924
08/31/2001         436,669           367,333            381,450
09/30/2001         416,056           329,678            350,647
10/31/2001         423,108           338,629            357,333
11/30/2001         438,297           365,222            384,743
12/31/2001         446,478           373,780            388,114
01/31/2002         442,615           365,514            382,450
02/28/2002         440,959           358,912            375,074
03/31/2002         461,931           373,438            389,180
04/30/2002         454,205           357,565            365,585
05/31/2002         451,997           354,636            362,892
06/30/2002         427,714           326,853            337,043
07/31/2002         399,016           301,075            310,776
08/31/2002         397,360           302,980            312,810
09/30/2002         374,181           275,117            278,814
10/31/2002         387,978           292,537            303,354
11/30/2002         399,568           310,351            321,209
12/31/2002         388,649           292,519            302,338
01/31/2003         376,452           287,579            294,418
02/28/2003         374,234           282,614            290,001
03/31/2003         375,343           283,528            292,816
04/30/2003         399,183           305,579            316,936
05/31/2003         418,588           326,243            333,634
06/30/2003         419,142           331,114            337,890
07/31/2003         426,350           337,512            343,848
08/31/2003         434,666           347,890            350,554
09/30/2003         424,686           343,263            346,831
10/31/2003         443,537           363,706            366,451
11/30/2003         447,418           369,385            369,675
12/31/2003         467,972           384,112            389,063
01/31/2004         479,884           393,136            396,204
02/29/2004         489,527           399,242            401,711
03/31/2004         486,701           394,711            395,651

 CUMULATIVE PERFORMANCE INCEPTION TO MARCH 31, 2004(d)
                                    [CHART]

             Loomis Sayles Tax-     Lipper Multi-Cap
             Managed Equity Fund        Core Index      S&P 500 Index
             -------------------    -----------------   -------------
10/01/1995         $250,000            $250,000           $250,000
10/31/1995          245,000             246,367            249,106
11/30/1995          251,000             256,957            260,042
12/31/1995          251,056             260,604            265,051
01/31/1996          250,806             267,360            274,072
02/29/1996          255,316             272,840            276,613
03/31/1996          255,316             276,407            279,276
04/30/1996          261,079             283,096            283,393
05/31/1996          265,087             288,628            290,702
06/30/1996          263,334             285,556            291,811
07/31/1996          248,801             271,583            278,918
08/31/1996          257,070             280,648            284,802
09/30/1996          270,600             294,863            300,832
10/31/1996          277,114             298,544            309,129
11/30/1996          297,158             317,833            332,495
12/31/1996          290,230             313,950            325,907
01/31/1997          308,432             328,827            346,268
02/28/1997          305,904             327,853            348,982
03/31/1997          297,056             315,737            334,643
04/30/1997          310,202             326,663            354,621
05/31/1997          323,096             348,707            376,211
06/30/1997          328,405             361,864            393,066
07/31/1997          353,712             389,362            424,342
08/31/1997          337,783             378,663            400,569
09/30/1997          349,666             399,485            422,507
10/31/1997          338,289             384,455            408,396
11/30/1997          339,806             390,987            427,302
12/31/1997          335,738             396,440            434,641
01/31/1998          341,215             398,658            439,448
02/28/1998          366,409             427,122            471,143
03/31/1998          384,757             447,163            495,270
04/30/1998          392,425             452,009            500,252
05/31/1998          381,197             439,604            491,654
06/30/1998          392,973             451,940            511,625
07/31/1998          395,985             442,722            506,177
08/31/1998          338,203             373,801            432,995
09/30/1998          372,160             391,521            460,733
10/31/1998          387,769             418,236            498,210
11/30/1998          406,391             440,653            528,405
12/31/1998          450,659             470,533            558,855
01/31/1999          465,584             486,141            582,224
02/28/1999          449,931             467,414            564,129
03/31/1999          475,413             482,172            586,699
04/30/1999          489,246             501,842            609,419
05/31/1999          481,965             496,235            595,028
06/30/1999          513,635             520,557            628,051
07/31/1999          511,087             509,094            608,440
08/31/1999          504,898             500,221            605,430
09/30/1999          489,974             487,751            588,833
10/31/1999          496,526             512,507            626,095
11/30/1999          499,802             529,006            638,822
12/31/1999          534,337             568,248            676,446
01/31/2000          518,378             552,192            642,460
02/29/2000          545,893             573,466            630,298
03/31/2000          599,271             610,222            691,960
04/30/2000          599,271             587,569            671,142
05/31/2000          607,526             567,148            657,372
06/30/2000          598,721             591,065            673,578
07/31/2000          587,165             581,829            663,050
08/31/2000          633,390             622,876            704,232
09/30/2000          614,129             594,263            667,053
10/31/2000          613,579             587,549            664,233
11/30/2000          598,171             537,523            611,866
12/31/2000          627,316             549,287            614,860
01/31/2001          601,066             568,248            636,675
02/28/2001          586,931             517,094            578,622
03/31/2001          568,085             486,423            541,966
04/30/2001          588,277             525,828            584,082
05/31/2001          592,989             530,259            587,995
06/30/2001          570,777             521,134            573,684
07/31/2001          564,719             510,656            568,037
08/31/2001          541,834             481,724            532,477
09/30/2001          516,257             432,343            489,478
10/31/2001          525,007             444,082            498,812
11/30/2001          543,854             478,956            537,074
12/31/2001          554,006             490,179            541,779
01/31/2002          549,212             479,339            533,873
02/28/2002          547,158             470,681            523,577
03/31/2002          573,180             489,731            543,268
04/30/2002          563,593             468,915            510,331
05/31/2002          560,854             465,074            506,571
06/30/2002          530,722             428,638            470,488
07/31/2002          495,113             394,834            433,821
08/31/2002          493,058             397,332            436,660
09/30/2002          464,296             360,792            389,204
10/31/2002          481,417             383,636            423,460
11/30/2002          495,797             406,998            448,385
12/31/2002          482,249             383,612            422,043
01/31/2003          467,114             377,135            410,987
02/28/2003          464,363             370,624            404,820
03/31/2003          465,739             371,822            408,751
04/30/2003          495,320             400,739            442,420
05/31/2003          519,398             427,839            465,730
06/30/2003          520,086             434,227            471,671
07/31/2003          529,029             442,617            479,987
08/31/2003          539,349             456,227            489,348
09/30/2003          526,966             450,159            484,151
10/31/2003          550,356             476,968            511,540
11/30/2003          555,171             484,415            516,041
12/31/2003          580,676             503,729            543,104
01/31/2004          595,456             515,564            553,073
02/29/2004          607,422             523,571            560,760
03/31/2004          603,903             517,628            552,300

Past performance is no guarantee of future performance. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For performance current to the most recent month-end, please visit the Loomis Sayles website. Current performance may be higher or lower than quoted.
Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance and rankings would be lower.
(a) Shares of the Fund were registered for offer under the Securities Act of 1933 on March 7, 1997. In accordance with regulations, performance information is provided for the period beginning on March 7, 1997 ("Registration"). Performance from inception is also provided for the convenience of our shareholders. (b) Index performance is not available coincident with the Fund's inception and registration dates, comparative performance is presented from the month end closest to the Fund's inception and registration dates. (c) See page 9 for a description of the indexes and disclosure related to after tax returns. (d) The mountain chart is based on the Fund's minimum initial investment of $250,000. * Not annualized.
Growth funds involve increased risks because, in part, the value of the Fund's underlying securities is based on future expectations that may or may not be met.

FUND AND MANAGER REVIEW



LOOMIS SAYLES VALUE FUND

PORTFOLIO REVIEW | The Fund outperformed its benchmark, the S&P 500 Index, for the six-month period ended March 31, 2004. Our stock selections within the consumer discretionary and industrials sectors were the major contributors to out-performance. In addition, performance among stocks in these sectors benefited from a strong economic environment.

J.C. Penney, Tyco and Simon Property Group were the leading performers. J.C. Penney benefited from a rebound in sales and the potential sale of its Eckerd Drug Store division. Tyco serves cyclical markets, which are showing signs of a rebound. Simon Property is a REIT (real estate investment trust), which has been sought after by investors for its high dividend yield and dividend growth prospects.

The Fund's financial and healthcare sectors had the greatest negative relative impact on performance for the period. Unfavorable stock selections within the financials sector led to poor relative performance for that segment. We maintained an underweight in the healthcare sector and healthcare lagged the overall market. The Fund's poorest-performing individual holdings--McKesson, Universal Health Services and Abbott Labs--are all healthcare stocks. McKesson has been involved in aggressive bidding for new business, which has raised profit concerns among investors. Universal Health Services has been hit with increased costs due to patient payment issues. Abbott Labs moderately reduced its earning guidance, which caused the stock price to fall. Although the healthcare sector is struggling at present, we believe the long-term outlook remains bright.

OUTLOOK | We continue to favor higher-quality stocks. Given the broad rally during the past 12 months, it has become more difficult to find attractive values in the market. We believe the stock market, as measured by the S&P 500 Index, is near the mid-point of its potential return range for 2004, leading us to believe that returns may be positive but they may moderate from current levels.

 KEY FUND FACTS

 OBJECTIVE | Long-term growth of capital and income

 STRATEGY | Invests primarily in equity securities, including common stocks, convertible securities, and warrants; the Fund invests primarily in medium- and large-sized companies

 FUND INCEPTION DATE | 5/13/91

 EXPENSE RATIO | 0.85%

 TOTAL NET ASSETS | $41.0 million

[PHOTO]         [PHOTO]

Warren Koontz   James Carroll
 WARREN KOONTZ  JAMES CARROLL
[PHOTO]

Jeffrey Wardlow
JEFFREY WARDLOW

 AVERAGE ANNUAL TOTAL RETURNS PERIODS ENDED MARCH 31, 2004

                                                                      SINCE
                             6 MONTHS* 1 YEAR 5 YEARS 10 YEARS INCEPTION(a)
    -----------------------------------------------------------------------
    LOOMIS SAYLES VALUE FUND   16.83%  39.54%   1.58%   9.83%     10.07%
    LIPPER LARGE-CAP
     VALUE FUNDS INDEX(b)      16.11   37.82    1.22   10.70      10.75
    S&P 500 INDEX(b)           14.08   35.12   -1.20   11.68      11.14

 CUMULATIVE PERFORMANCE INCEPTION TO MARCH 31, 2004(c)

                                    [CHART]

            Loomis Sayles   Lipper Large-Cap
             Value Fund     Value Funds Index   S&P 500 Index
            -------------   -----------------   -------------
05/13/1991  $  250,000      $  250,000          $   250,000
05/31/1991     263,750         260,446              260,785
06/30/1991     248,750         247,339              248,838
07/31/1991     257,000         258,858              260,436
08/31/1991     263,250         265,201              262,978
09/30/1991     256,250         263,184              262,144
10/31/1991     257,250         268,159              265,669
11/30/1991     240,500         256,911              254,964
12/31/1991     267,887         284,716              284,123
01/31/1992     276,529         282,621              278,829
02/29/1992     282,375         287,719              282,440
03/31/1992     275,766         281,277              276,947
04/30/1992     282,120         286,450              285,078
05/31/1992     282,629         288,668              286,476
06/30/1992     276,529         282,325              282,214
07/31/1992     287,712         293,299              293,743
08/31/1992     279,325         287,289              287,731
09/30/1992     281,358         290,677              291,112
10/31/1992     283,900         292,636              292,118
11/30/1992     299,658         304,674              302,065
12/31/1992     305,652         309,352              305,772
01/31/1993     312,545         312,900              308,328
02/28/1993     315,461         315,955              312,530
03/31/1993     321,293         325,136              319,125
04/30/1993     312,810         319,076              311,411
05/31/1993     319,702         327,700              319,741
06/30/1993     319,437         329,180              320,678
07/31/1993     317,051         328,208              319,388
08/31/1993     329,776         341,482              331,507
09/30/1993     327,920         342,711              328,964
10/31/1993     335,078         348,613              335,769
11/30/1993     330,306         343,067              332,569
12/31/1993     341,961         350,389              336,590
01/31/1994     355,103         361,813              348,033
02/28/1994     351,544         353,113              338,586
03/31/1994     337,033         338,450              323,825
04/30/1994     343,878         342,660              327,978
05/31/1994     347,711         347,605              333,360
06/30/1994     337,033         339,230              325,189
07/31/1994     348,806         349,126              335,867
08/31/1994     364,138         363,280              349,637
09/30/1994     351,544         353,816              341,087
10/31/1994     350,996         359,615              348,750
11/30/1994     334,569         347,102              336,049
12/31/1994     338,950         351,034              341,034
01/31/1995     346,131         357,357              349,878
02/28/1995     365,089         370,646              363,513
03/31/1995     374,855         379,335              374,240
04/30/1995     388,930         390,363              385,260
05/31/1995     405,591         404,834              400,658
06/30/1995     408,463         413,616              409,964
07/31/1995     424,262         426,690              423,560
08/31/1995     426,560         429,282              424,625
09/30/1995     440,060         444,703              442,545
10/31/1995     429,145         441,145              440,963
11/30/1995     448,678         460,256              460,320
12/31/1995     458,348         467,728              469,187
01/31/1996     471,875         482,113              485,156
02/29/1996     475,965         487,530              489,655
03/31/1996     480,998         492,803              494,368
04/30/1996     480,998         499,503              501,656
05/31/1996     490,121         508,756              514,594
06/30/1996     491,065         509,051              516,557
07/31/1996     473,133         489,082              493,735
08/31/1996     484,458         501,793              504,150
09/30/1996     508,601         526,381              532,526
10/31/1996     522,477         537,498              547,214
11/30/1996     558,944         576,000              588,576
12/31/1996     555,351         566,255              576,914
01/31/1997     584,543         594,832              612,957
02/28/1997     588,458         599,601              617,761
03/31/1997     568,523         576,688              592,378
04/30/1997     588,458         602,345              627,742
05/31/1997     624,058         637,054              665,961
06/30/1997     654,673         663,641              695,797
07/31/1997     711,826         713,656              751,160
08/31/1997     689,343         683,123              709,079
09/30/1997     724,517         718,085              747,913
10/31/1997     697,684         696,421              722,934
11/30/1997     718,353         719,260              756,401
12/31/1997     717,570         727,491              769,391
01/31/1998     719,197         728,533              777,901
02/28/1998     766,791         776,460              834,007
03/31/1998     789,978         810,968              876,716
04/30/1998     796,486         819,212              885,536
05/31/1998     782,656         805,276              870,316
06/30/1998     781,435         820,337              905,667
07/31/1998     746,452         806,111              896,023
08/31/1998     641,501         696,099              766,478
09/30/1998     685,434         729,554              815,580
10/31/1998     743,604         787,979              881,920
11/30/1998     769,232         828,198              935,371
12/31/1998     793,193         860,189              989,272
01/31/1999     791,361         874,489            1,030,640
02/28/1999     768,005         854,461              998,609
03/31/1999     795,941         880,403            1,038,562
04/30/1999     853,186         932,283            1,078,780
05/31/1999     848,149         916,368            1,053,306
06/30/1999     869,673         956,763            1,111,763
07/31/1999     837,615         929,600            1,077,048
08/31/1999     802,352         912,659            1,071,719
09/30/1999     757,472         878,903            1,042,339
10/31/1999     785,866         921,229            1,108,299
11/30/1999     780,930         924,442            1,130,829
12/31/1999     782,659         952,911            1,197,430
01/31/2000     748,924         912,630            1,137,268
02/29/2000     688,719         874,249            1,115,741
03/31/2000     758,266         954,304            1,224,892
04/30/2000     755,152         943,680            1,188,040
05/31/2000     768,127         944,384            1,163,665
06/30/2000     749,962         933,958            1,192,353
07/31/2000     746,848         929,738            1,173,717
08/31/2000     797,191         983,551            1,246,616
09/30/2000     784,735         968,022            1,180,803
10/31/2000     814,319         975,755            1,175,811
11/30/2000     796,672         933,933            1,083,111
12/31/2000     840,165         971,538            1,088,412
01/31/2001     851,185         979,621            1,127,028
02/28/2001     828,095         932,405            1,024,263
03/31/2001     797,134         896,167              959,376
04/30/2001     835,442         946,942            1,033,930
05/31/2001     849,086         962,182            1,040,857
06/30/2001     834,393         936,035            1,015,524
07/31/2001     827,571         929,657            1,005,527
08/31/2001     796,609         886,115              942,579
09/30/2001     729,438         816,964              866,463
10/31/2001     734,685         822,288              882,986
11/30/2001     775,371         875,034              950,716
12/31/2001     792,655         888,223              959,045
01/31/2002     785,626         871,835              945,049
02/28/2002     781,841         867,010              926,824
03/31/2002     808,335         905,288              961,681
04/30/2002     788,330         866,699              903,376
05/31/2002     793,737         867,866              896,721
06/30/2002     735,882         807,346              832,848
07/31/2002     674,243         737,605              767,941
08/31/2002     682,354         742,570              772,965
09/30/2002     603,953         656,741              688,960
10/31/2002     647,209         704,932              749,600
11/30/2002     687,220         749,126              793,721
12/31/2002     660,364         713,451              747,091
01/31/2003     645,108         696,464              727,520
02/28/2003     620,045         679,041              716,604
03/31/2003     616,776         678,604              723,562
04/30/2003     666,903         735,895              783,162
05/31/2003     715,940         781,191              824,425
06/30/2003     728,471         790,129              834,942
07/31/2003     732,285         801,134              849,663
08/31/2003     746,996         814,674              866,233
09/30/2003     736,644         805,523              857,034
10/31/2003     773,149         849,965              905,517
11/30/2003     788,405         860,420              913,484
12/31/2003     833,639         913,198              961,391
01/31/2004     844,666         927,032              979,037
02/29/2004     863,412         946,582              992,645
03/31/2004     860,655         935,257              977,670



Past performance is no guarantee of future performance. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For performance current to the most recent month-end, please visit the Loomis Sayles website. Current performance may be higher or lower than quoted.
Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance would be lower.
(a) Index performance data is not available coincident with the Fund's inception date, comparative performance is presented from the month end closest to the Fund's inception date. (b) See page 9 for a description of the indexes.
(c) The mountain chart is based on the Fund's minimum initial investment of $250,000. * Not annualized.
Value stocks present the risk that they may fall out of favor with investors and underperform the overall equity market during any given period. Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. Foreign countries may have different accounting standards than those of the U.S.

FUND AND MANAGER REVIEW


LOOMIS SAYLES WORLDWIDE FUND

PORTFOLIO REVIEW | The Fund under-performed its benchmark, the S&P 500 Index, during the six-month period ended March 31, 2004, primarily due to underperformance in the Fund's bond portfolio. The Fund's stock portfolio outperformed, but not enough to offset the bond portfolio's underperformance.

Our bond market strategy became more cautious as the period advanced and we sought to reduce risk on several fronts. We reduced the bond portfolio's duration, reflecting our expectation for higher interest rates. We also increased the portfolio's overall quality rating by scaling back corporate bond exposure. We worked toward moving the portfolio's currency composition closer to that of the benchmark. We increased exposure to the yen, the Singapore dollar and the sterling. Nevertheless, the portfolio was under-weighted in the yen, which was a negative influence on relative performance, because of its strong performance. The bond portfolio also was under-weighted in the U.S. dollar, and it was over-weighted in the outperforming Australian dollar, U.K. sterling, euro, Norwegian krone and Danish krone.

Out-performance in the international stock portfolio was due to investments in quality growth companies that exhibited increasing revenues and earnings, including those in the financials, materials, energy and consumer staples sectors. On the other hand, investments in the consumer discretionary, industrials and information technology sectors detracted from performance. In addition, an underweight in Japan and exposure to export-related Japanese companies hurt performance. The weakening U.S. dollar relative to the yen made exports to the U.S. more expensive, and export-related businesses suffered. Nevertheless, as economic and company-related news has improved, we have slowly increased exposure to Japan.

OUTLOOK | From a stock perspective, earnings are growing the fastest in the U.S., Asia and the emerging markets. All indications point to economic growth taking hold in the U.S. On the bond front, we believe several non-dollar markets may generate relative out-performance, including Canada, where policymakers recently reduced interest rates; Australia, New Zealand and the United Kingdom, where the monetary policy authorities have been tightening for some time; and euro nations, where there is little evidence that inflation may be bottoming.
 KEY FUND FACTS

 OBJECTIVE | High total investment return through a combination of capital appreciation and current income

 STRATEGY | Invests primarily in equity and fixed income securities of U.S. and foreign issuers including securities of issuers located in emerging securities markets

 FUND INCEPTION DATE | 5/1/96

 EXPENSE RATIO| 1.00%

 TOTAL NET ASSETS | $16.8 million

[PHOTO]     [PHOTO]

Robert Ix Eswar Menon
ROBERT IX ESWAR MENON

[PHOTO]          [PHOTO]

Daniel Fuss Alexander Muromcew
DANIEL FUSS ALEXANDER MUROMCEW

[PHOTO]         [PHOTO]

David Rolley John Tribolet
DAVID ROLLEY JOHN TRIBOLET

 AVERAGE ANNUAL TOTAL RETURNS PERIODS ENDED MARCH 31, 2004

                                                                        SINCE
                                        6 MONTHS* 1 YEAR 5 YEARS INCEPTION(a)
  ---------------------------------------------------------------------------
  LOOMIS SAYLES WORLDWIDE FUND            14.02%  33.17%  13.73%    10.93%
  LIPPER GLOBAL FLEXIBLE FUNDS INDEX(b)   13.57   33.87    4.72      6.98
  S&P 500 INDEX(b)                        14.08   35.12   -1.20      8.79

 CUMULATIVE PERFORMANCE INCEPTION TO MARCH 31, 2004(c)

                                    [CHART]

                Loomis Sayles     Lipper Global
                Worldwide Fund  Flexible Funds Index  S&P 500 Index
                --------------  --------------------  -------------
05/01/1996        $250,000            $250,000        $250,000
05/31/1996         252,250             251,586         256,447
06/30/1996         253,000             252,629         257,426
07/31/1996         244,500             246,466         246,053
08/31/1996         250,500             250,102         251,243
09/30/1996         258,500             257,121         265,384
10/31/1996         263,500             260,291         272,704
11/30/1996         276,250             271,371         293,316
12/31/1996         273,097             271,756         287,504
01/31/1997         273,097             276,787         305,466
02/28/1997         273,611             278,385         307,860
03/31/1997         273,097             273,834         295,211
04/30/1997         275,666             276,512         312,835
05/31/1997         283,631             288,138         331,881
06/30/1997         286,971             296,211         346,750
07/31/1997         302,330             308,392         374,340
08/31/1997         295,076             299,543         353,369
09/30/1997         306,742             312,306         372,722
10/31/1997         289,110             301,232         360,274
11/30/1997         289,370             302,170         376,952
12/31/1997         282,692             304,762         383,426
01/31/1998         291,293             305,506         387,666
02/28/1998         309,069             319,280         415,627
03/31/1998         311,936             329,994         436,911
04/30/1998         307,922             332,904         441,306
05/31/1998         294,733             330,053         433,721
06/30/1998         282,405             329,795         451,338
07/31/1998         282,405             326,570         446,532
08/31/1998         252,301             290,436         381,974
09/30/1998         252,014             295,085         406,443
10/31/1998         270,077             310,493         439,504
11/30/1998         286,132             324,396         466,142
12/31/1998         291,114             332,163         493,003
01/31/1999         295,187             336,107         513,619
02/28/1999         289,547             327,933         497,656
03/31/1999         298,634             338,611         517,566
04/30/1999         311,169             356,802         537,609
05/31/1999         312,736             351,118         524,914
06/30/1999         319,943             364,134         554,046
07/31/1999         325,897             363,883         536,746
08/31/1999         324,644             362,603         534,090
09/30/1999         322,137             360,621         519,449
10/31/1999         334,671             367,933         552,320
11/30/1999         387,079             380,851         563,548
12/31/1999         467,272             406,460         596,738
01/31/2000         451,347             398,155         566,757
02/29/2000         515,728             420,307         556,028
03/31/2000         507,934             418,265         610,424
04/30/2000         484,893             404,266         592,059
05/31/2000         472,694             397,916         579,912
06/30/2000         487,942             412,180         594,208
07/31/2000         472,016             407,090         584,921
08/31/2000         485,231             420,974         621,250
09/30/2000         472,016             408,554         588,452
10/31/2000         449,652             400,636         585,964
11/30/2000         426,926             385,157         539,767
12/31/2000         446,497             400,748         542,409
01/31/2001         450,281             405,929         561,653
02/28/2001         438,929             385,458         510,441
03/31/2001         418,591             366,444         478,104
04/30/2001         425,686             385,129         515,258
05/31/2001         432,308             382,183         518,710
06/30/2001         428,997             376,598         506,085
07/31/2001         424,267             371,266         501,103
08/31/2001         421,902             362,098         469,733
09/30/2001         402,510             338,224         431,801
10/31/2001         410,550             346,217         440,035
11/30/2001         417,172             358,725         473,789
12/31/2001         418,713             359,167         477,939
01/31/2002         412,510             356,843         470,965
02/28/2002         413,543             353,916         461,882
03/31/2002         421,297             363,747         479,253
04/30/2002         423,365             358,846         450,197
05/31/2002         430,602             363,067         446,880
06/30/2002         420,780             349,394         415,049
07/31/2002         401,137             328,712         382,703
08/31/2002         405,790             330,347         385,207
09/30/2002         389,248             310,026         343,343
10/31/2002         399,069             323,079         373,562
11/30/2002         415,611             336,044         395,550
12/31/2002         417,580             327,497         372,312
01/31/2003         421,323             322,306         362,559
02/28/2003         425,600             318,934         357,119
03/31/2003         426,670             318,595         360,586
04/30/2003         448,057             337,122         390,288
05/31/2003         471,582             355,162         410,851
06/30/2003         475,325             359,456         416,092
07/31/2003         469,443             362,263         423,429
08/31/2003         479,068             369,911         431,687
09/30/2003         498,316             375,567         427,102
10/31/2003         517,030             389,936         451,263
11/30/2003         521,842             396,191         455,234
12/31/2003         547,702             409,462         479,108
01/31/2004         556,008             418,719         487,902
02/29/2004         562,654             424,606         494,684
03/31/2004         568,192             426,515         487,221


Past performance is no guarantee of future performance. Average annual total returns assume reinvestment of dividends and capital gains distributions. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. For performance current to the most recent month-end, please visit the Loomis Sayles website. Current performance may be higher or lower than quoted.
Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Performance data reflects certain fee waivers and reimbursements. Without such waivers, performance would be lower.
(a) Index performance data is not available coincident with the Fund's inception date, comparative performance is presented from the month end closet to the Fund's inception date. (b) See page 9 for a description of the indexes. (c) The mountain chart is based on the Fund's minimum initial investment of $250,000. * Not annualized.
Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. Foreign countries may have different accounting standards than those of the U.S.

DISCLOSURE

INDEX DEFINITIONS
Indexes are unmanaged and do not have expenses that affect results, unlike mutual funds. Index returns are adjusted for the reinvestment of capital gain distributions and income dividends. It is not possible to invest directly in an index.
Lipper Mid-Cap Growth Funds Index is an equally weighted index of typically the 30 largest mutual funds within the mid-cap growth funds investment objective. Lipper Multi-Cap Core Funds Index is an equally weighted index of typically the 30 largest mutual funds within the multi-cap core funds investment objective. Lipper Small-Cap Core Funds Index is an equally weighted index of typically the 30 largest mutual funds within the small-cap core funds investment objective. Lipper Small-Cap Growth Funds Index is an equally weighted index of typically the 30 largest mutual funds within the small-cap growth funds investment objective.
Lipper Large-Cap Value Funds Index is an equally weighted index of typically the 30 largest mutual funds within the large-cap value funds investment objective.
Lipper Global Flexible Funds Index is an equally weighted index of typically the 30 largest mutual funds within the global flexible portfolio funds investment objective.
Source: Lipper, Inc.

Russell Midcap Growth Index is an index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. Russell 2000 Growth Index is an index comprised of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000 Index is an index comprised of the 2,000 smallest companies in the Russell 3000 Index (a broad market index), representing approximately 8% of the Russell 3000 total market capitalization.
Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the index proportionate to its market value.

AFTER TAX RETURNS
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxes on Distribution or even the Return Before Taxes.

PROXY VOTING INFORMATION
A description of the Funds' proxy voting policies and procedures is available
(i) without charge, upon request, by calling Loomis Sayles at 800-633-3330;
(ii) on the Funds' website, www.loomissayles.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

LOOMIS SAYLES AGGRESSIVE GROWTH FUND


                                                 SHARES     VALUE +
-------------------------------------------------------------------

COMMON STOCKS - 99.7% OF NET ASSETS

BIOTECHNOLOGY - 11.1%
Amylin Pharmaceuticals, Inc.*                    21,375 $   506,374
Celgene Corp.*                                   10,600     505,090
Gen-Probe, Inc.*                                 27,175     907,917
ImClone Systems, Inc.*                           17,125     870,977
Invitrogen Corp.*                                13,950   1,000,075
Millennium Pharmaceuticals, Inc.*                32,600     550,940
OSI Pharmaceuticals, Inc.*                       13,425     515,520
QLT, Inc.*                                       15,325     391,401
Telik, Inc.*                                     20,500     550,220
                                                        -----------
                                                          5,798,514
                                                        -----------
CAPITAL MARKETS - 2.5%
Ameritrade Holding Corp.*                        83,875   1,291,675
                                                        -----------
COMMERCIAL SERVICES & SUPPLIES - 4.2%
Apollo Group, Inc.-University of Phoenix Online* 12,791   1,113,073
Monster Worldwide, Inc.*                         40,325   1,056,515
                                                        -----------
                                                          2,169,588
                                                        -----------
COMMUNICATIONS EQUIPMENT - 6.0%
Juniper Networks, Inc.*                          60,575   1,575,556
Polycom, Inc.*                                   47,150   1,000,994
Research In Motion Ltd.*                          5,825     543,531
                                                        -----------
                                                          3,120,081
                                                        -----------
COMPUTERS & PERIPHERALS - 2.1%
Network Appliance, Inc.*                         50,900   1,091,805
                                                        -----------
ENERGY EQUIPMENT & SERVICES - 4.0%
Patterson-UTI Energy, Inc.*                      36,100   1,278,301
Smith International, Inc.*                       15,075     806,663
                                                        -----------
                                                          2,084,964
                                                        -----------
HEALTHCARE EQUIPMENT & SUPPLIES - 5.3%
Kinetic Concepts, Inc.*                          11,575     519,139
St. Jude Medical, Inc.*                          13,925   1,003,993
Zimmer Holdings, Inc.*                           16,725   1,233,970
                                                        -----------
                                                          2,757,102
                                                        -----------
HEALTHCARE PROVIDERS & SERVICES - 3.6%
Caremark Rx, Inc.*                               37,400   1,243,550
eResearch Technology, Inc.*                      22,700     636,735
                                                        -----------
                                                          1,880,285
                                                        -----------
HOTELS RESTAURANTS & LEISURE - 4.3%
International Game Technology                    25,225   1,134,116
Station Casinos, Inc.                            25,225   1,114,188
                                                        -----------
                                                          2,248,304
                                                        -----------
INSURANCE - 2.0%
Everest Re Group Ltd.                            12,375   1,057,320
                                                        -----------
INTERNET & CATALOG RETAIL - 2.6%
Amazon.com, Inc.*                                17,975     777,958
Netflix, Inc.*                                   16,325     557,009
                                                        -----------
                                                          1,334,967
                                                        -----------

                                                 SHARES     VALUE +
-------------------------------------------------------------------

COMMON STOCKS - CONTINUED

INTERNET SOFTWARE & SERVICES - 5.3%
Akamai Technologies, Inc.*                       55,025 $   723,029
Ask Jeeves, Inc.*                                36,825   1,315,757
SINA Corp.*                                      19,275     729,173
                                                        -----------
                                                          2,767,959
                                                        -----------
IT SERVICES - 2.3%
Cognizant Technology Solutions Corp.*            27,150   1,228,538
                                                        -----------
MEDIA - 4.4%
Getty Images, Inc.*                              20,125   1,086,348
XM Satellite Radio Holdings, Inc., Class A*      42,400   1,187,200
                                                        -----------
                                                          2,273,548
                                                        -----------
METALS & MINING - 1.6%
Freeport-McMoRan Copper & Gold, Inc., Class B    21,300     832,617
                                                        -----------
OIL & GAS - 2.1%
XTO Energy, Inc.                                 43,000   1,085,320
                                                        -----------
PHARMACEUTICALS - 5.8%
Eon Labs, Inc.*                                  15,725   1,054,833
Medicis Pharmaceutical Corp., Class A            28,850   1,154,000
MGI Pharma, Inc.*                                13,375     819,352
                                                        -----------
                                                          3,028,185
                                                        -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.7%
Broadcom Corp., Class A*                         36,225   1,418,933
Cypress Semiconductor Corp.*                     38,050     778,884
Silicon Laboratories, Inc.*                      14,475     765,438
Xilinx, Inc.*                                    27,200   1,033,600
                                                        -----------
                                                          3,996,855
                                                        -----------
SOFTWARE - 14.4%
Activision, Inc.*                                73,463   1,162,177
Autodesk, Inc.                                   39,425   1,246,618
Cognos, Inc.*                                    24,800     770,288
Electronic Arts, Inc.*                           20,375   1,099,435
Red Hat, Inc.*                                   68,100   1,556,766
Symantec Corp.*                                  36,200   1,676,060
                                                        -----------
                                                          7,511,344
                                                        -----------
SPECIALTY RETAIL - 3.1%
Advance Auto Parts, Inc.*                        19,475     792,048
Hot Topic, Inc.*                                 30,400     804,080
                                                        -----------
                                                          1,596,128
                                                        -----------
TEXTILES APPAREL & LUXURY GOODS - 1.9%
Coach, Inc.*                                     23,675     970,438
                                                        -----------
THRIFTS & MORTGAGE FINANCE - 1.9%
New York Community Bancorp, Inc.                 29,275   1,003,547
                                                        -----------
WIRELESS TELECOMMUNICATION SERVICES - 1.5%
Nextel Partners, Inc., Class A*                  60,625     767,513
                                                        -----------

TOTAL COMMON STOCKS
 (Identified Cost $43,549,806)                           51,896,597
                                                        -----------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

                                                      VALUE +
-------------------------------------------------------------

TOTAL INVESTMENTS - 99.7%
 (Identified Cost $43,549,806)@                   $51,896,597
 Cash and Other Assets, Less Liabilities--0.3%        176,082
                                                  -----------

NET ASSETS - 100%                                 $52,072,679
                                                  -----------

+See Note 2.
*Non-income producing security.
@At March 31, 2004, the net unrealized appreciation on investments based on cost of $43,549,806 for federal income tax purposes was as follows: Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $9,179,677 and $832,886, respectively, resulting in net unrealized appreciation of $8,346,791.
 At September 30, 2003, the fund had a capital loss carryover of approximately $119,831,301 which expires between September 30, 2009 and September 30, 2011. This may be available to offset future realized capital gains if any, to the extent provided by regulations.





                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

LOOMIS SAYLES MID CAP GROWTH FUND


                                                 SHARES    VALUE +
------------------------------------------------------------------

COMMON STOCKS - 99.2% OF NET ASSETS

BIOTECHNOLOGY - 11.1%
Amylin Pharmaceuticals, Inc.*                     3,525 $   83,507
Celgene Corp.*                                    1,750     83,387
Gen-Probe, Inc.*                                  4,700    157,027
ImClone Systems, Inc.*                            2,800    142,408
Invitrogen Corp.*                                 2,500    179,225
Millennium Pharmaceuticals, Inc.*                 4,500     76,050
OSI Pharmaceuticals, Inc.*                        2,225     85,440
QLT, Inc.*                                        2,525     64,489
Telik, Inc.*                                      3,175     85,217
                                                        ----------
                                                           956,750
                                                        ----------
CAPITAL MARKETS - 2.4%
Ameritrade Holding Corp.*                        13,225    203,665
                                                        ----------
COMMERCIAL SERVICES & SUPPLIES - 4.6%
Apollo Group, Inc.-University of Phoenix Online*  2,566    223,293
Monster Worldwide, Inc.*                          6,650    174,230
                                                        ----------
                                                           397,523
                                                        ----------
COMMUNICATIONS EQUIPMENT - 5.9%
Juniper Networks, Inc.*                           9,925    258,149
Polycom, Inc.*                                    7,675    162,940
Research In Motion Ltd.*                            950     88,645
                                                        ----------
                                                           509,734
                                                        ----------
COMPUTERS & PERIPHERALS - 2.0%
Network Appliance, Inc.*                          8,175    175,354
                                                        ----------
ENERGY EQUIPMENT & SERVICES - 3.9%
Patterson-UTI Energy, Inc.*                       5,700    201,837
Smith International, Inc.*                        2,475    132,437
                                                        ----------
                                                           334,274
                                                        ----------
HEALTHCARE EQUIPMENT & SUPPLIES - 5.7%
Kinetic Concepts, Inc.*                           1,825     81,851
St. Jude Medical, Inc.*                           2,525    182,053
Zimmer Holdings, Inc.*                            3,050    225,029
                                                        ----------
                                                           488,933
                                                        ----------
HEALTHCARE PROVIDERS & SERVICES - 3.6%
Caremark Rx, Inc.*                                6,175    205,319
eResearch Technology, Inc.*                       3,650    102,382
                                                        ----------
                                                           307,701
                                                        ----------
HOTELS RESTAURANTS & LEISURE - 4.3%
International Game Technology                     4,150    186,584
Station Casinos, Inc.                             4,175    184,410
                                                        ----------
                                                           370,994
                                                        ----------
INSURANCE - 2.0%
Everest Re Group Ltd.                             1,975    168,744
                                                        ----------
INTERNET & CATALOG RETAIL - 2.4%
Amazon.com, Inc.*                                 2,750    119,020
Netflix, Inc.*                                    2,675     91,271
                                                        ----------
                                                           210,291
                                                        ----------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

                                                SHARES    VALUE +
-----------------------------------------------------------------

COMMON STOCKS - CONTINUED

INTERNET SOFTWARE & SERVICES - 4.8%
Akamai Technologies, Inc.*                       9,075 $  119,245
Ask Jeeves, Inc.*                                6,100    217,953
SINA Corp.*                                      2,100     79,443
                                                       ----------
                                                          416,641
                                                       ----------
IT SERVICES - 2.3%
Cognizant Technology Solutions Corp.*            4,350    196,838
                                                       ----------
MEDIA - 4.6%
Getty Images, Inc.*                              3,950    213,221
XM Satellite Radio Holdings, Inc., Class A*      6,550    183,400
                                                       ----------
                                                          396,621
                                                       ----------
METALS & MINING - 1.6%
Freeport-McMoRan Copper & Gold, Inc., Class B    3,425    133,883
                                                       ----------
OIL & GAS - 2.0%
XTO Energy, Inc.                                 6,813    171,948
                                                       ----------
PHARMACEUTICALS - 5.8%
Eon Labs, Inc.*                                  2,575    172,731
Medicis Pharmaceutical Corp., Class A            4,750    190,000
MGI Pharma, Inc.*                                2,200    134,772
                                                       ----------
                                                          497,503
                                                       ----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.6%
Broadcom Corp., Class A*                         5,925    232,082
Cypress Semiconductor Corp.*                     6,275    128,449
Silicon Laboratories, Inc.*                      2,375    125,590
Xilinx, Inc.*                                    4,500    171,000
                                                       ----------
                                                          657,121
                                                       ----------
SOFTWARE - 14.4%
Activision, Inc.*                               12,975    205,264
Autodesk, Inc.                                   6,475    204,740
Cognos, Inc.*                                    4,100    127,346
Electronic Arts, Inc.*                           3,350    180,766
Red Hat, Inc.*                                  10,950    250,317
Symantec Corp.*                                  5,950    275,485
                                                       ----------
                                                        1,243,918
                                                       ----------
SPECIALTY RETAIL - 3.0%
Advance Auto Parts, Inc.*                        3,250    132,177
Hot Topic, Inc.*                                 4,950    130,928
                                                       ----------
                                                          263,105
                                                       ----------
TEXTILES APPAREL & LUXURY GOODS - 1.8%
Coach, Inc.*                                     3,725    152,688
                                                       ----------
THRIFTS & MORTGAGE FINANCE - 2.0%
New York Community Bancorp, Inc.                 5,025    172,257
                                                       ----------

                                                SHARES    VALUE +
-----------------------------------------------------------------

COMMON STOCKS - CONTINUED

WIRELESS TELECOMMUNICATION SERVICES - 1.4%
Nextel Partners, Inc., Class A*                  9,575 $  121,220
                                                       ----------

TOTAL COMMON STOCKS
 (Identified Cost $7,101,205)                           8,547,706
                                                       ----------

TOTAL INVESTMENTS - 99.2%
 (Identified Cost $7,101,205)@                          8,547,706
 Cash and Other Assets, Less Liabilities--0.8%             71,940
                                                       ----------

NET ASSETS - 100%                                      $8,619,646
                                                       ----------

+See Note 2.
*Non-income producing security.
@At March 31, 2004, the net unrealized appreciation on investments based on cost of $7,101,205 for federal income tax purposes was as follows: Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $1,577,325 and $130,824, respectively, resulting in net unrealized appreciation of $1,446,501.
 At September 30, 2003, the fund had a capital loss carryover of approximately $6,153,377 which expires between September 30, 2010 and September 30, 2011. This may be available to offset future realized capital gains if any, to the extent provided by regulations.




                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

LOOMIS SAYLES SMALL CAP GROWTH FUND

                                              SHARES     VALUE +
----------------------------------------------------------------

COMMON STOCKS - 99.8% OF NET ASSETS

BIOTECHNOLOGY - 8.4%
Connetics Corp.*                              34,050 $   754,888
Dendreon Corp.*                               29,875     397,337
Onyx Pharmaceuticals, Inc.*                   10,750     434,945
OSI Pharmaceuticals, Inc.*                    10,825     415,680
QLT, Inc.*                                     7,500     191,550
Salix Pharmaceuticals Ltd.*                    5,475     158,885
Telik, Inc.*                                  16,950     454,938
Vicuron Phamaceuticals, Inc.*                 21,625     491,969
                                                     -----------
                                                       3,300,192
                                                     -----------
CAPITAL MARKETS - 3.7%
Affiliated Managers Group, Inc.*              13,800     753,204
Knight Trading Group, Inc.*                   56,400     714,024
                                                     -----------
                                                       1,467,228
                                                     -----------
COMMERCIAL BANKS - 1.4%
UCBH Holdings, Inc.                           14,150     566,566
                                                     -----------
COMMERCIAL SERVICES & SUPPLIES - 8.5%
Corporate Executive Board Co.                  8,425     395,975
CoStar Group, Inc.*                           19,700     726,733
Monster Worldwide, Inc.*                      20,225     529,895
Navigant Consulting, Inc.*                    27,000     546,210
Resources Connection, Inc.*                   10,075     444,499
Strayer Education, Inc.                        5,975     698,896
                                                     -----------
                                                       3,342,208
                                                     -----------
COMMUNICATIONS EQUIPMENT - 5.6%
AudioCodes Ltd.*                              42,525     493,290
F5 Networks, Inc.*                            19,550     661,768
Harmonic, Inc.*                               40,000     386,000
Tekelec*                                      38,900     645,351
                                                     -----------
                                                       2,186,409
                                                     -----------
CONSUMER DURABLES & APPAREL - 1.5%
Quiksilver, Inc.*                             27,125     592,681
                                                     -----------
DIVERSIFIED FINANCIAL SERVICES - 2.7%
eSPEED, Inc., Class A*                        32,950     690,632
National Financial Partners Corp.             11,825     381,356
                                                     -----------
                                                       1,071,988
                                                     -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.4%
Plexus Corp.*                                 31,700     563,943
                                                     -----------
HEALTHCARE EQUIPMENT & SUPPLIES - 5.4%
Epix Medical, Inc.*                           25,025     519,269
Kyphon, Inc.*                                 25,500     609,705
Nektar Therapeutics*                          18,725     404,085
Wright Medical Group, Inc.*                   18,750     575,625
                                                     -----------
                                                       2,108,684
                                                     -----------
HEALTHCARE PROVIDERS & SERVICES - 3.3%
eResearch Technology, Inc.*                   27,775     779,089
United Surgical Partners International, Inc.* 15,200     515,888
                                                     -----------
                                                       1,294,977
                                                     -----------

                                                SHARES     VALUE +
------------------------------------------------------------------

COMMON STOCKS - CONTINUED

HOTELS RESTAURANTS & LEISURE - 3.8%
Alliance Gaming Corp.*                          18,250 $   586,373
Multimedia Games, Inc.*                         35,925     888,784
                                                       -----------
                                                         1,475,157
                                                       -----------
INTERNET & CATALOG RETAIL - 1.1%
Netflix, Inc.*                                  12,475     425,647
                                                       -----------
INTERNET SOFTWARE & SERVICES - 11.5%
Akamai Technologies, Inc.*                      73,625     967,432
Ask Jeeves, Inc.*                               27,750     991,507
Autobytel, Inc.*                                46,400     612,480
Opsware, Inc.*                                  50,575     382,347
SkillSoft Plc*                                  68,025     877,523
SonicWALL, Inc.*                                79,250     706,910
                                                       -----------
                                                         4,538,199
                                                       -----------
IT SERVICES - 1.0%
Lionbridge Technologies, Inc.*                  41,425     403,065
                                                       -----------
MEDIA - 3.2%
Harris Interactive, Inc.*                       50,600     426,558
XM Satellite Radio Holdings, Inc., Class A*     29,050     813,400
                                                       -----------
                                                         1,239,958
                                                       -----------
OIL & GAS - 3.2%
Evergreen Resources, Inc.*                      19,650     674,978
Unit Corp.*                                     21,800     597,756
                                                       -----------
                                                         1,272,734
                                                       -----------
PHARMACEUTICALS - 5.7%
AtheroGenics, Inc.*                             14,225     325,326
Impax Laboratories, Inc.*                       35,875     802,523
Ligand Pharmaceuticals, Inc., Class B*          21,900     440,190
MGI Pharma, Inc.*                               10,750     658,545
                                                       -----------
                                                         2,226,584
                                                       -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.4%
Cypress Semiconductor Corp.*                    27,700     567,019
FormFactor, Inc.*                               26,750     559,877
Microsemi Corp.*                                58,075     794,466
Mindspeed Technologies, Inc.*                   77,400     505,422
Sigmatel, Inc.*                                 20,075     450,684
Tessera Technologies, Inc.*                     23,825     435,998
                                                       -----------
                                                         3,313,466
                                                       -----------
SOFTWARE - 10.1%
Activision, Inc.*                               60,138     951,375
Altiris, Inc.*                                  14,000     391,160
InfoSpace, Inc.*                                20,975     815,298
Macromedia, Inc.*                               29,650     595,076
RSA Security, Inc.*                             32,000     601,280
Secure Computing Corp.*                         37,225     608,629
                                                       -----------
                                                         3,962,818
                                                       -----------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

                                                SHARES     VALUE +
------------------------------------------------------------------

COMMON STOCKS - CONTINUED

SPECIALTY RETAIL - 9.9%
Aeropostale, Inc.*                              17,975 $   651,774
Finish Line, Inc., Class A*                     19,775     731,279
Hot Topic, Inc.*                                25,300     669,185
Sylvan Learning Systems, Inc.*                  18,075     634,613
The Sports Authority, Inc.*                     13,600     545,088
Tractor Supply Co.*                             16,800     650,496
                                                       -----------
                                                         3,882,435
                                                       -----------

TOTAL COMMON STOCKS
 (Identified Cost $34,855,943)                          39,234,939
                                                       -----------

TOTAL INVESTMENTS - 99.8%
 (Identified Cost $34,855,943)@                         39,234,939
 Cash and Other Assets, Less Liabilities--0.2%              71,935
                                                       -----------

NET ASSETS - 100%                                      $39,306,874
                                                       -----------

+See Note 2.
*Non-income producing security.
@At March 31, 2004, the net unrealized appreciation on investments based on cost of $34,855,943 for federal income tax purposes was as follows: Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $5,679,903 and $1,300,907, respectively, resulting in net unrealized appreciation of $4,378,996.
 At September 30, 2003, the fund had a capital loss carryover of approximately $222,154,056 which expires between September 30, 2009 and September 30, 2011. This may be available to offset realized capital gains if any, to the extent provided by regulations.




                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

LOOMIS SAYLES SMALL CAP VALUE FUND

                                          SHARES      VALUE +
-------------------------------------------------------------

COMMON STOCKS - 96.0% OF NET ASSETS

AEROSPACE & DEFENSE - 1.7%
Moog, Inc., Class A*                      93,675 $  3,196,191
The Allied Defense Group, Inc.*           76,175    1,467,892
United Defense Industries, Inc.*         163,525    5,198,460
                                                 ------------
                                                    9,862,543
                                                 ------------
AIRLINES - 0.3%
AMR Corp.*                               133,900    1,704,547
                                                 ------------
AUTO COMPONENTS - 1.5%
Cooper Tire & Rubber Co.                 236,450    4,764,467
Dana Corp.                               187,500    3,723,750
                                                 ------------
                                                    8,488,217
                                                 ------------
AUTOMOBILES - 0.8%
Monaco Coach Corp.                       175,525    4,704,070
                                                 ------------
BIOTECHNOLOGY - 0.6%
Serologicals Corp.*                      157,275    3,208,410
                                                 ------------
BUILDING PRODUCTS - 1.7%
Elk Corp.                                165,825    4,492,199
Lennox International, Inc.               275,000    5,101,250
                                                 ------------
                                                    9,593,449
                                                 ------------
CHEMICALS - 2.0%
Cytec Industries, Inc.                    41,700    1,483,269
Ferro Corp.                               79,000    2,065,850
Millennium Chemicals, Inc.*              131,475    1,964,237
Scotts Co., Class A*                      45,350    2,909,202
Spartech Corp.                           135,125    3,364,612
                                                 ------------
                                                   11,787,170
                                                 ------------
COMMERCIAL BANKS - 5.5%
CVB Financial Corp.                      161,672    3,356,311
East West Bancorp, Inc.                   98,125    5,495,000
First Midwest Bancorp, Inc.              158,675    5,417,164
Independent Bank Corp.                   145,962    4,066,501
Oriental Financial Group, Inc.            97,475    3,104,579
South Financial Group, Inc.              154,775    4,579,792
Texas Regional Bancshares, Inc., Class A  71,450    3,040,198
Wintrust Financial Corp.                  56,425    2,743,948
                                                 ------------
                                                   31,803,493
                                                 ------------
COMMERCIAL SERVICES & SUPPLIES - 1.6%
Arbitron, Inc.*                           65,950    2,655,147
School Specialty, Inc.*                   57,800    2,055,946
Waste Connections, Inc.*                 118,300    4,708,340
                                                 ------------
                                                    9,419,433
                                                 ------------
COMMUNICATIONS EQUIPMENT - 2.3%
Andrew Corp.*                            358,725    6,277,688
CommScope, Inc.*                         159,425    2,654,426
Inter-Tel, Inc.                          144,700    4,349,682
                                                 ------------
                                                   13,281,796
                                                 ------------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

                                               SHARES      VALUE +
------------------------------------------------------------------

COMMON STOCKS - CONTINUED

COMPUTERS & PERIPHERALS - 1.9%
Advanced Digital Information Corp.*           291,550 $  3,317,839
Eletronics for Imaging, Inc.*                 193,800    4,761,666
Imation Corp.                                  76,750    2,887,335
                                                      ------------
                                                        10,966,840
                                                      ------------
CONSTRUCTION & ENGINEERING - 0.7%
Washington Group International, Inc.*         111,550    4,083,846
                                                      ------------
CONSTRUCTION MATERIALS - 0.5%
Eagle Materials, Inc.                          50,250    2,957,213
                                                      ------------
CONSUMER DURABLES & APPAREL - 0.3%
Tupperware Corp.                               94,375    1,680,819
                                                      ------------
CONSUMER FINANCE - 0.5%
Nelnet, Inc., Class A*                        122,500    3,111,500
                                                      ------------
DIVERSIFIED FINANCIAL SERVICES - 1.4%
iShares Russell 2000 Value Index Fund          25,000    4,278,750
National Financial Partners Corp.             127,550    4,113,488
                                                      ------------
                                                         8,392,238
                                                      ------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
Commonwealth Telephone Enterprises, Inc.*      68,575    2,812,261
                                                      ------------
ELECTRIC UTILITIES - 1.1%
Black Hills Corp.                              76,750    2,446,022
Texas Genco Holdings, Inc.                    103,625    3,704,594
                                                      ------------
                                                         6,150,616
                                                      ------------
ELECTRICAL EQUIPMENT - 2.6%
American Power Conversion Corp.               189,875    4,369,024
AMETEK, Inc.                                  188,200    4,825,448
C&D Technologies, Inc.                        127,050    2,123,006
Intermagnetics General Corp.*                 136,775    3,624,537
                                                      ------------
                                                        14,942,015
                                                      ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 5.0%
Aeroflex, Inc.*                               113,325    1,525,355
Excel Technology, Inc.*                        71,525    2,249,461
Global Imaging System, Inc.*                  133,000    4,418,260
Orbotech Ltd.*                                 96,325    2,316,616
Park Electrochemical Corp.                    170,225    4,306,693
ScanSource, Inc.*                              52,900    2,536,026
Tech Data Corp.*                               83,350    3,412,349
Tektronix, Inc.                                85,800    2,806,518
Varian, Inc.*                                 138,850    5,577,604
                                                      ------------
                                                        29,148,882
                                                      ------------
ENERGY EQUIPMENT & SERVICES - 2.5%
Cal Dive International, Inc.*                 163,500    4,223,205
Grey Wolf, Inc.*                              732,825    3,033,896
Hydril Co.*                                   152,575    3,997,465
Input/Output, Inc.*                           413,575    3,205,206
                                                      ------------
                                                        14,459,772
                                                      ------------
FOOD & STAPLES RETAILING - 0.6%
BJ's Wholesale Club, Inc.*                    148,175    3,771,054
                                                      ------------

                                        SHARES      VALUE +
-----------------------------------------------------------

COMMON STOCKS - CONTINUED

FOOD PRODUCTS - 1.3%
J & J Snack Foods Corp.*                32,000 $  1,445,760
Ralcorp Holdings, Inc.*                202,500    6,162,075
                                               ------------
                                                  7,607,835
                                               ------------
GAS UTILITIES - 1.8%
AGL Resources, Inc.                    162,450    4,714,299
New Jersey Resources Corp.              73,050    2,761,290
Southern Union Co.*                    148,725    2,818,339
                                               ------------
                                                 10,293,928
                                               ------------
HEALTHCARE EQUIPMENT & SUPPLIES - 3.0%
Analogic Corp.                         107,800    4,903,822
Dade Behring Holdings, Inc.*           108,400    4,821,632
Viasys Healthcare, Inc.*               180,450    4,081,779
Zoll Medical Corp.*                     88,325    3,531,233
                                               ------------
                                                 17,338,466
                                               ------------
HEALTHCARE PROVIDERS & SERVICES - 0.7%
Andrx Corp.*                           151,425    4,118,760
                                               ------------
HOTELS RESTAURANTS & LEISURE - 3.2%
CEC Entertainment, Inc.*                46,875    1,626,563
Dover Downs Entertainment, Inc.        171,565    1,837,461
Fairmont Hotels & Resorts, Inc.        197,150    4,958,322
O'Charley's, Inc.*                     188,175    3,434,194
Sonic Corp.*                            48,850    1,674,578
Sunterra Corp.*                        160,050    2,167,077
The Steak n Shake Co.*                 154,300    2,970,275
                                               ------------
                                                 18,668,470
                                               ------------
HOUSEHOLD DURABLES - 1.7%
Blyth, Inc.                             69,275    2,263,214
Furniture Brands International, Inc.   142,750    4,596,550
Standard Pacific Corp.                  46,375    2,782,500
                                               ------------
                                                  9,642,264
                                               ------------
INDUSTRIAL CONGLOMERATES - 1.2%
Allete, Inc.                           181,750    6,377,607
Texas Industries, Inc.*                 15,525      561,229
                                               ------------
                                                  6,938,836
                                               ------------
INSURANCE - 6.1%
American Financial Group, Inc.         108,450    3,235,064
AmerUs Group Co.                        41,000    1,654,350
Delphi Financial Group, Inc.           123,225    5,177,914
Endurance Specialty Holdings Ltd.      146,400    5,203,056
Ohio Casualty Corp.*                   182,175    3,641,678
Platinum Underwriters Holdings Ltd.    143,300    4,592,765
ProAssurance Corp.*                     94,150    3,295,250
Protective Life Corp.                  123,375    4,620,394
RLI Corp.                              108,900    4,203,540
                                               ------------
                                                 35,624,011
                                               ------------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

                                            SHARES      VALUE +
---------------------------------------------------------------

COMMON STOCKS - CONTINUED

IT SERVICES - 1.7%
Caci International, Inc., Class A*          78,650 $  3,381,950
Perot Systems Corp., Class A*              327,225    4,352,092
The BISYS Group, Inc.*                     117,925    1,976,423
                                                   ------------
                                                      9,710,465
                                                   ------------
MACHINERY - 5.6%
Actuant Corp., Class A*                    162,650    6,380,759
Albany International Corp., Class A         89,450    2,405,311
Barnes Group, Inc.                          92,975    2,593,073
CLARCOR, Inc.                              118,775    5,243,916
ESCO Technologies, Inc.*                    90,100    4,155,412
IDEX Corp.                                 109,800    4,774,104
Reliance Steel & Aluminum Co.              154,475    5,429,796
Robbins & Myers, Inc.                       73,400    1,581,770
                                                   ------------
                                                     32,564,141
                                                   ------------
MANUFACTURING - 0.6%
Federal Signal Corp.                       118,775    2,357,684
Harsco Corp.                                22,650    1,030,575
                                                   ------------
                                                      3,388,259
                                                   ------------
MEDIA - 6.6%
A.H. Belo Corp., Series A                  177,425    4,925,318
ADVO, Inc.                                 122,587    3,949,753
Entercom Communications Corp.*              71,950    3,257,177
Harte-Hanks, Inc.                          181,625    4,253,657
John Wiley & Son, Inc., Class A            145,700    4,360,801
Journal Communications, Inc., Class A      218,825    4,376,500
R.H. Donnelley Corp.*                      174,675    8,157,322
Regent Communications, Inc.*               186,825    1,216,231
Saga Communications, Inc., Class A*        217,250    4,051,713
                                                   ------------
                                                     38,548,472
                                                   ------------
METALS & MINING - 0.2%
Allegheny Technologies, Inc.                84,325    1,020,333
                                                   ------------
MULTI-UTILITIES & UNREGULATED POWER - 1.0%
Energen Corp.                               41,225    1,700,531
ONEOK, Inc.                                187,750    4,233,763
                                                   ------------
                                                      5,934,294
                                                   ------------
MULTILINE RETAIL - 0.2%
ShopKo Stores, Inc.*                        91,175    1,332,979
                                                   ------------
OIL & GAS - 1.6%
Evergreen Resources, Inc.*                  71,975    2,472,341
Patina Oil & Gas Corp.                      97,300    2,554,125
Stone Energy Corp.*                         86,500    4,278,290
                                                   ------------
                                                      9,304,756
                                                   ------------
PHARMACEUTICALS - 1.5%
Perrigo Co.                                274,175    5,497,209
Pharmaceutical Resources, Inc.*             61,175    3,478,410
                                                   ------------
                                                      8,975,619
                                                   ------------

                                                 SHARES      VALUE +
--------------------------------------------------------------------

COMMON STOCKS - CONTINUED

REAL ESTATE - 7.2%
American Home Mortgage Investment Corp.         149,700 $  4,311,360
Bedford Property Investors, Inc.                146,250    4,456,238
CBL & Associates Properties, Inc.                74,750    4,585,165
Corporate Office Properties Trust               170,850    4,271,250
Highland Hospitality Corp.*                     200,900    2,354,548
LaSalle Hotel Properties                        198,550    4,685,780
Levitt Corp., Class A                           111,587    2,733,882
Newcastle Investment Corp.                      156,475    5,273,207
Ramco-Gershenson Properties Trust               139,300    3,928,260
The Macerich Co.                                 98,375    5,302,412
                                                        ------------
                                                          41,902,102
                                                        ------------
ROAD & RAIL - 2.5%
Genesee & Wyoming, Inc., Class A*               213,675    5,277,772
Landstar System, Inc.*                          116,050    4,751,087
Old Dominion Freight Line, Inc.*                126,250    4,254,625
                                                        ------------
                                                          14,283,484
                                                        ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.7%
Cohu, Inc.                                      119,425    2,227,276
DSP Group, Inc.*                                154,800    3,983,004
FEI Co.*                                         74,700    1,632,195
Semtech Corp.*                                   92,800    2,118,624
                                                        ------------
                                                           9,961,099
                                                        ------------
SOFTWARE - 2.3%
Actuate Corp.*                                  218,225      704,867
Ascential Software Corp.*                       111,725    2,449,012
Aspen Technology, Inc.*                         317,775    2,596,222
Inet Technologies, Inc.*                        238,850    2,964,128
MSC. Software Corp.*                            220,550    1,943,045
Witness Systems, Inc.*                          196,525    2,539,103
                                                        ------------
                                                          13,196,377
                                                        ------------
SPECIALTY RETAIL - 1.3%
Men's Wearhouse, Inc.*                          149,975    3,984,836
Party City Corp.*                               226,450    3,371,840
                                                        ------------
                                                           7,356,676
                                                        ------------
TEXTILES APPAREL & LUXURY GOODS - 0.5%
Fossil, Inc.*                                    86,075    2,870,601
                                                        ------------
THRIFTS & MORTGAGE FINANCE - 5.1%
Bank Mutual Corp.                               274,796    3,074,967
BankAtlantic Bancorp, Inc., Class A             204,550    3,469,168
BankUnited Financial Corp.*                     193,125    5,735,812
First Niagara Financial Group, Inc.             225,598    3,079,413
Independence Community Bank Corp.                92,375    3,764,281
MAF Bancorp, Inc.                                56,775    2,467,442
Provident Bancorp, Inc.                         378,150    4,481,078
Provident Financial Services, Inc.              198,325    3,706,694
                                                        ------------
                                                          29,778,855
                                                        ------------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

                                                         SHARES       VALUE +
-----------------------------------------------------------------------------

COMMON STOCKS - CONTINUED

TRADING COMPANIES & DISTRIBUTORS - 0.8%
Hughes Supply, Inc.                                      83,450 $  4,372,780
                                                                ------------
WATER UTILITIES - 1.0%
American States Water Co.                                81,900    1,998,360
Aqua America, Inc.                                      184,687    4,004,014
                                                                ------------
                                                                   6,002,374
                                                                ------------

TOTAL COMMON STOCKS
 (Identified Cost $440,645,677)                                  557,066,420
                                                                ------------

                                                    FACE AMOUNT
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENT - 4.2% OF NET ASSETS

COMMERCIAL PAPER - 4.2%
UBS Finance, Inc., 0.870%, 4/01/04                $  24,254,000   24,254,000
                                                                ------------

TOTAL SHORT-TERM INVESTMENT
 (Identified Cost $24,254,000)                                    24,254,000
                                                                ------------

TOTAL INVESTMENTS - 100.2%
 (Identified Cost $464,899,677)@                                 581,320,420
 Liabilities, Less Cash and Other Assets--(0.2%)                  (1,382,500)
                                                                ------------

NET ASSETS - 100%                                               $579,937,920
                                                                ------------

+See Note 2.
*Non-income producing security.
@At March 31, 2004, the net unrealized appreciation on investments based on cost of $464,899,677 for federal income tax purposes was as follows: Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $120,858,910 and $4,438,167, respectively, resulting in net unrealized appreciation of $116,420,743.




                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

LOOMIS SAYLES SMALL COMPANY GROWTH FUND

                                             SHARES     VALUE +
---------------------------------------------------------------

COMMON STOCKS - 99.9% OF NET ASSETS

BIOTECHNOLOGY - 6.1%
ARIAD Pharmaceuticals, Inc.*                 17,250 $   163,185
Connetics Corp.*                             20,550     455,593
Dendreon Corp.*                              17,875     237,738
Onyx Pharmaceuticals, Inc.*                   6,625     268,047
Salix Pharmaceuticals Ltd.*                   3,275      95,041
Telik, Inc.*                                  8,725     234,179
                                                    -----------
                                                      1,453,783
                                                    -----------
COMMERCIAL BANKS - 3.2%
East West Bancorp, Inc.                       4,625     259,000
UCBH Holdings, Inc.                          12,425     497,497
                                                    -----------
                                                        756,497
                                                    -----------
COMMERCIAL SERVICES & SUPPLIES - 8.5%
Corporate Executive Board Co.                 2,825     132,775
CoStar Group, Inc.*                          12,550     462,969
DiamondCluster International, Inc., Class A* 44,175     427,614
Navigant Consulting, Inc.*                   15,200     307,496
Resources Connection, Inc.*                   6,050     266,920
Strayer Education, Inc.                       3,575     418,168
                                                    -----------
                                                      2,015,942
                                                    -----------
COMMUNICATIONS EQUIPMENT - 10.1%
Anaren, Inc.*                                18,950     299,031
AudioCodes Ltd.*                             25,450     295,220
F5 Networks, Inc.*                           11,700     396,045
Harmonic, Inc.*                              31,575     304,699
NMS Communications Corp.*                    29,450     210,862
Performance Technologies, Inc.*              30,775     519,789
SpectraLink Corp.                            20,925     356,353
                                                    -----------
                                                      2,381,999
                                                    -----------
COMPUTERS & PERIPHERALS - 1.4%
Mobility Electronics, Inc.*                  37,325     339,620
                                                    -----------
CONSUMER FINANCE - 1.7%
ACE Cash Express, Inc.*                      13,400     404,010
                                                    -----------
DIVERSIFIED FINANCIAL SERVICES - 2.1%
Marlin Business Services, Inc.*              15,400     259,182
National Financial Partners Corp.             7,150     230,588
                                                    -----------
                                                        489,770
                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.6%
Plexus Corp.*                                18,900     336,231
Zygo Corp.*                                  18,575     290,327
                                                    -----------
                                                        626,558
                                                    -----------
HEALTHCARE EQUIPMENT & SUPPLIES - 4.6%
Epix Medical, Inc.*                          14,500     300,875
Kyphon, Inc.*                                15,000     358,650
Wright Medical Group, Inc.*                  14,200     435,940
                                                    -----------
                                                      1,095,465
                                                    -----------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

                                                SHARES     VALUE +
------------------------------------------------------------------

COMMON STOCKS - CONTINUED

HEALTHCARE PROVIDERS & SERVICES - 6.6%
eResearch Technology, Inc.*                     16,725 $   469,136
HealthExtras, Inc.*                             41,950     481,586
Psychiatric Solutions, Inc.*                    20,425     382,969
United Surgical Partners International, Inc.*    6,900     234,186
                                                       -----------
                                                         1,567,877
                                                       -----------
HOTELS RESTAURANTS & LEISURE - 4.7%
Multimedia Games, Inc.*                         22,275     551,084
WMS Industries, Inc.*                           18,425     571,175
                                                       -----------
                                                         1,122,259
                                                       -----------
INTERNET SOFTWARE & SERVICES - 13.1%
Ask Jeeves, Inc.*                               16,625     594,011
Autobytel, Inc.*                                27,700     365,640
Bankrate, Inc.*                                 15,175     302,134
eCollege.com*                                   28,275     590,382
Marimba, Inc.*                                  23,000     135,470
SkillSoft Plc*                                  49,675     640,808
SonicWALL, Inc.*                                53,475     476,997
                                                       -----------
                                                         3,105,442
                                                       -----------
MEDIA - 1.3%
Harris Interactive, Inc.*                       36,175     304,955
                                                       -----------
OIL & GAS - 2.4%
Quicksilver Resources, Inc.*                    14,375     557,175
                                                       -----------
PHARMACEUTICALS - 2.8%
AtheroGenics, Inc.*                              8,850     202,400
Impax Laboratories, Inc.*                       20,500     458,585
                                                       -----------
                                                           660,985
                                                       -----------
ROAD & RAIL - 1.9%
Old Dominion Freight Line, Inc.*                13,062     440,189
                                                       -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.0%
FormFactor, Inc.*                               17,000     355,810
Microsemi Corp.*                                34,150     467,172
Mindspeed Technologies, Inc.*                   45,500     297,115
Sigmatel, Inc.*                                 12,775     286,799
Tessera Technologies, Inc.*                     14,125     258,487
                                                       -----------
                                                         1,665,383
                                                       -----------
SOFTWARE - 12.6%
Altiris, Inc.*                                  11,800     329,692
BakBone Software, Inc.*                         60,325     162,878
Concord Communications, Inc.*                   23,100     332,871
E.piphany, Inc.*                                39,650     286,273
Embarcadero Technologies, Inc.*                 36,500     468,660
InfoSpace, Inc.*                                14,300     555,841
RSA Security, Inc.*                             26,150     491,358
Secure Computing Corp.*                         22,300     364,605
                                                       -----------
                                                         2,992,178
                                                       -----------
SPECIALTY RETAIL - 7.2%
Finish Line, Inc., Class A*                     12,425     459,477
Select Comfort Corp.*                           18,375     506,966

                                                SHARES     VALUE +
------------------------------------------------------------------

COMMON STOCKS - CONTINUED

SPECIALTY RETAIL - CONTINUED
The Sports Authority, Inc.*                     10,475 $   419,838
Tractor Supply Co.*                              8,550     331,056
                                                       -----------
                                                         1,717,337
                                                       -----------

TOTAL COMMON STOCKS
 (Identified Cost $20,156,242)                          23,697,424
                                                       -----------

TOTAL INVESTMENTS - 99.9%
 (Identified Cost $20,156,242)@                         23,697,424
 Cash and Other Assets, Less Liabilities--0.1%              23,454
                                                       -----------

NET ASSETS - 100%                                      $23,720,878
                                                       -----------

+See Note 2.
*Non-income producing security.
@At March 31, 2004, the net unrealized appreciation on investments based on cost of $20,156,242 for federal income tax purposes was as follows: Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $4,190,536 and $649,354, respectively, resulting in net unrealized appreciation of $3,541,182.
 At September 30, 2003, the fund had a capital loss carryover of approximately $82,709,199 which expires between September 30, 2009 and September 30, 2011. This may be available to offset realized capital gains if any, to the extent provided by regulations.





                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

LOOMIS SAYLES TAX-MANAGED EQUITY FUND

                                              SHARES  VALUE +
-------------------------------------------------------------

COMMON STOCKS - 97.5% OF NET ASSETS

AEROSPACE & DEFENSE - 2.1%
Northrop Grumman Corp.                           825 $ 81,197
                                                     --------
AUTOMOBILES - 2.2%
Harley-Davidson, Inc.                          1,625   86,677
                                                     --------
BEVERAGES - 5.6%
Anheuser-Busch Cos., Inc.                      1,125   57,375
Coca-Cola Enterprises, Inc.                    2,500   60,425
PepsiCo, Inc.                                  1,900  102,315
                                                     --------
                                                      220,115
                                                     --------
BIOTECHNOLOGY - 1.7%
Amgen, Inc.*                                   1,150   66,896
                                                     --------
BUILDING PRODUCTS - 1.6%
Masco Corp.                                    2,000   60,880
                                                     --------
CAPITAL MARKETS - 2.6%
Goldman Sachs Group, Inc.                        975  101,741
                                                     --------
CHEMICALS - 2.5%
Praxair, Inc.                                  2,675   99,296
                                                     --------
COMMERCIAL BANKS - 4.4%
National City Corp.                            1,625   57,818
Wells Fargo & Co.                              1,975  111,923
                                                     --------
                                                      169,741
                                                     --------
COMMERCIAL SERVICES & SUPPLIES - 1.4%
ARAMARK Corp., Class B                         1,950   53,450
                                                     --------
COMMUNICATIONS EQUIPMENT - 6.1%
Cisco Systems, Inc.*                           4,325  101,724
Harris Corp.                                   1,625   78,666
Nokia Oyj ADR                                  2,925   59,319
                                                     --------
                                                      239,709
                                                     --------
COMPUTERS & PERIPHERALS - 1.4%
Dell, Inc.*                                    1,675   56,314
                                                     --------
CONTAINERS & PACKAGING - 1.1%
Smurfit-Stone Container Corp.*                 2,500   43,975
                                                     --------
DIVERSIFIED FINANCIAL SERVICES - 2.9%
Citigroup, Inc.                                2,150  111,155
                                                     --------
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.3%
CenturyTel, Inc.                               3,250   89,342
                                                     --------
ELECTRIC UTILITIES - 2.1%
Dominion Resources, Inc.                       1,300   83,590
                                                     --------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.2%
Flextronics International Ltd.*                5,000   86,100
                                                     --------
ENERGY EQUIPMENT & SERVICES - 1.1%
GlobalSantaFe Corp.                            1,550   43,044
                                                     --------
HEALTHCARE EQUIPMENT & SUPPLIES - 3.1%
Guidant Corp.                                    900   57,033
Medtronic, Inc.                                1,325   63,269
                                                     --------
                                                      120,302
                                                     --------

                                                SHARES  VALUE +
---------------------------------------------------------------

COMMON STOCKS - CONTINUED

HEALTHCARE PROVIDERS & SERVICES - 3.0%
Cardinal Health, Inc.                              600 $ 41,340
Caremark Rx, Inc.*                               2,225   73,981
                                                       --------
                                                        115,321
                                                       --------
HOTELS RESTAURANTS & LEISURE - 3.5%
Brinker International, Inc.*                     1,450   54,998
Carnival Corp.                                   1,800   80,838
                                                       --------
                                                        135,836
                                                       --------
HOUSEHOLD DURABLES - 2.1%
Leggett & Platt, Inc.                            3,450   81,799
                                                       --------
INDUSTRIAL CONGLOMERATES - 3.9%
3M Co.                                             750   61,402
General Electric Co.                             2,975   90,797
                                                       --------
                                                        152,199
                                                       --------
INSURANCE - 5.4%
AFLAC, Inc.                                      2,725  109,381
American International Group, Inc.               1,425  101,674
                                                       --------
                                                        211,055
                                                       --------
IT SERVICES - 5.9%
Affiliated Computer Services, Inc., Class A*     1,450   75,255
First Data Corp.                                 2,225   93,806
SunGard Data Systems, Inc.*                      2,175   59,595
                                                       --------
                                                        228,656
                                                       --------
MACHINERY - 5.2%
Danaher Corp.                                      825   77,030
Dover Corp.                                      1,700   65,909
Illinois Tool Works, Inc.                          775   61,403
                                                       --------
                                                        204,342
                                                       --------
MEDIA - 2.1%
Viacom, Inc., Class B                            2,050   80,381
                                                       --------
MULTILINE RETAIL - 2.7%
Target Corp.                                     2,300  103,592
                                                       --------
OIL & GAS - 6.4%
ConocoPhillips                                   1,225   85,517
Devon Energy Corp.                               1,325   77,049
Exxon Mobil Corp.                                2,125   88,379
                                                       --------
                                                        250,945
                                                       --------
PAPER & FOREST PRODUCTS - 1.7%
International Paper Co.                          1,600   67,616
                                                       --------
PHARMACEUTICALS - 2.5%
Pfizer, Inc.                                     2,775   97,264
                                                       --------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
Intel Corp.                                      2,000   54,400
Maxim Integrated Products, Inc.                  1,625   76,521
                                                       --------
                                                        130,921
                                                       --------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

                                                SHARES    VALUE +
-----------------------------------------------------------------

COMMON STOCKS - CONTINUED

SOFTWARE - 1.4%
VERITAS Software Corp.*                          2,000 $   53,820
                                                       ----------
THRIFTS & MORTGAGE FINANCE - 1.9%
New York Community Bancorp, Inc.                 2,158     73,976
                                                       ----------

TOTAL COMMON STOCKS
 (Identified Cost $3,248,579)                           3,801,247
                                                       ----------

TOTAL INVESTMENTS - 97.5%
 (Identified Cost $3,248,579)@                          3,801,247
 Cash and Other Assets, Less Liabilities--2.5%             99,314
                                                       ----------

NET ASSETS - 100%                                      $3,900,561
                                                       ----------

+See Note 2.
*Non-income producing security.
@At March 31, 2004, the net unrealized appreciation on investments based on cost of $3,248,579 for federal income tax purposes was as follows: Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $579,442 and $26,774, respectively, resulting in net unrealized appreciation of $552,668.
 At September 30, 2003, the fund had a capital loss carryover of approximately $4,053,853 which expires between September 30, 2009 and September 30, 2011. This may be available to offset realized capital gains if any, to the extent provided by regulations.
ADR-American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADR's are significantly influenced by trading on exchanges not located in the United States.




                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

LOOMIS SAYLES VALUE FUND

                                              SHARES    VALUE +
---------------------------------------------------------------

COMMON STOCKS - 99.3% OF NET ASSETS

AEROSPACE & DEFENSE - 5.1%
Honeywell International, Inc.                 23,000 $  778,550
Northrop Grumman Corp.                         9,300    915,306
Raytheon Co.                                  13,375    419,172
                                                     ----------
                                                      2,113,028
                                                     ----------
BEVERAGES - 0.9%
Anheuser-Busch Cos., Inc.                      6,950    354,450
                                                     ----------
BUILDING PRODUCTS - 1.7%
Masco Corp.                                   22,550    686,422
                                                     ----------
CAPITAL MARKETS - 6.0%
J.P. Morgan Chase & Co.                       26,250  1,101,187
Lehman Brothers Holdings, Inc.                 9,500    787,265
Mellon Financial Corp.                        18,975    593,728
                                                     ----------
                                                      2,482,180
                                                     ----------
CHEMICALS - 2.0%
Praxair, Inc.                                 22,400    831,488
                                                     ----------
COMMERCIAL BANKS - 9.7%
Bank of America Corp.                         11,000    890,780
Charter One Financial, Inc.                   12,400    438,464
PNC Financial Services Group                   7,700    426,734
SouthTrust Corp.                              12,000    397,920
SunTrust Banks, Inc.                           5,575    388,633
U.S. Bancorp                                  28,950    800,468
Wells Fargo & Co.                             10,900    617,703
                                                     ----------
                                                      3,960,702
                                                     ----------
COMMERCIAL SERVICES & SUPPLIES - 2.1%
Waste Management, Inc.                        29,175    880,501
                                                     ----------
COMMUNICATIONS EQUIPMENT - 1.0%
Motorola, Inc.                                23,550    414,480
                                                     ----------
COMPUTERS & PERIPHERALS - 3.1%
Apple Computer, Inc.*                         17,575    475,404
Hewlett-Packard Co.                           34,175    780,557
                                                     ----------
                                                      1,255,961
                                                     ----------
CONSUMER FINANCE - 2.1%
American Express Co.                          16,375    849,044
                                                     ----------
DIVERSIFIED FINANCIAL SERVICES - 3.0%
Citigroup, Inc.                               23,700  1,225,290
                                                     ----------
DIVERSIFIED TELECOMMUNICATION SERVICES - 7.6%
BellSouth Corp.                               22,475    622,333
CenturyTel, Inc.                              29,975    824,013
Citizens Communications Co.*                  50,800    657,352
Qwest Communications International, Inc.*     85,475    368,397
SBC Communications, Inc.                      25,625    628,837
                                                     ----------
                                                      3,100,932
                                                     ----------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

                                           SHARES    VALUE +
------------------------------------------------------------

COMMON STOCKS - CONTINUED

ELECTRIC UTILITIES - 3.8%
Exelon Corp.                               11,500 $  792,005
FirstEnergy Corp.                          20,100    785,508
                                                  ----------
                                                   1,577,513
                                                  ----------
ENERGY EQUIPMENT & SERVICES - 2.4%
GlobalSantaFe Corp.                        16,825    467,230
Halliburton Co.                            17,050    518,150
                                                  ----------
                                                     985,380
                                                  ----------
HEALTHCARE EQUIPMENT & SUPPLIES - 1.5%
Baxter International, Inc.                 20,100    620,889
                                                  ----------
HEALTHCARE PROVIDERS & SERVICES - 4.3%
McKesson Corp.                             19,000    571,710
Quest Diagnostics, Inc.                     5,100    422,433
Universal Health Services, Inc. Class B    16,950    780,886
                                                  ----------
                                                   1,775,029
                                                  ----------
HOTELS RESTAURANTS & LEISURE - 2.2%
McDonald's Corp.                           31,500    899,955
                                                  ----------
INDUSTRIAL CONGLOMERATES - 2.0%
Tyco International Ltd.                    28,625    820,106
                                                  ----------
INSURANCE - 3.1%
Allstate Corp.                             19,500    886,470
XL Capital Ltd., Class A                    5,300    403,012
                                                  ----------
                                                   1,289,482
                                                  ----------
IT SERVICES - 4.2%
Accenture Ltd., Class A*                   13,675    339,140
DST Systems, Inc.*                          9,925    450,099
First Data Corp.                            9,925    418,438
SunGard Data Systems, Inc.*                18,375    503,475
                                                  ----------
                                                   1,711,152
                                                  ----------
LEISURE EQUIPMENT & PRODUCTS - 1.6%
Hasbro, Inc.                               29,650    644,888
                                                  ----------
MEDIA - 7.3%
Knight-Ridder, Inc.                         4,575    335,119
McGraw-Hill Cos., Inc.                      4,275    325,499
News Corp. Ltd. ADR*                       19,050    604,075
The DIRECTV Group, Inc.*                   30,000    461,400
Time Warner, Inc.*                         37,475    631,828
Tribune Co.                                12,575    634,283
                                                  ----------
                                                   2,992,204
                                                  ----------
MULTI-UTILITIES & UNREGULATED POWER - 1.3%
Constellation Energy Group, Inc.           12,950    517,353
                                                  ----------
MULTILINE RETAIL - 1.6%
J.C. Penney Co., Inc. (Holding Co.)        18,725    651,255
                                                  ----------
OIL & GAS - 7.7%
BP Plc ADR                                 20,125  1,030,400
ChevronTexaco Corp.                         5,175    454,262
ConocoPhillips                              6,600    460,746
Exxon Mobil Corp.                          29,400  1,222,746
                                                  ----------
                                                   3,168,154
                                                  ----------

                                                     SHARES     VALUE +
-----------------------------------------------------------------------

COMMON STOCKS - CONTINUED

PAPER & FOREST PRODUCTS - 1.0%
International Paper Co.                               9,700 $   409,922
                                                            -----------
PHARMACEUTICALS - 3.0%
Abbott Laboratories                                  11,300     464,430
Pfizer, Inc.                                         21,825     764,966
                                                            -----------
                                                              1,229,396
                                                            -----------
PROPERTY & CASUALTY INSURANCE - 2.3%
Berkshire Hathaway, Inc., Class B*                      304     945,747
                                                            -----------
REAL ESTATE - 1.7%
Simon Property Group, Inc.                           12,100     707,124
                                                            -----------
SPECIALTY RETAIL - 2.0%
Gap, Inc.                                            18,000     394,560
TJX Companies, Inc.                                  17,875     439,010
                                                            -----------
                                                                833,570
                                                            -----------
TOBACCO - 2.0%
Altria Group, Inc.                                   15,075     820,834
                                                            -----------

TOTAL COMMON STOCKS
 (Identified Cost $34,110,519)                               40,754,431
                                                            -----------

                                                FACE AMOUNT
-----------------------------------------------------------------------

SHORT-TERM INVESTMENT - 0.7% OF NET ASSETS

COMMERCIAL PAPER - 0.7%
UBS Finance, Inc., 0.870%, 4/01/04                 $293,000     293,000
                                                            -----------

TOTAL SHORT-TERM INVESTMENT
 (Identified Cost $293,000)                                     293,000
                                                            -----------

TOTAL INVESTMENTS - 100.0%
 (Identified Cost $34,403,519)@                              41,047,431
 Cash and Other Assets, Less Liabilities--0.0%                      396
                                                            -----------

NET ASSETS - 100%                                           $41,047,827
                                                            -----------

+See Note 2.
*Non-income producing security.
@At March 31, 2004, the net unrealized appreciation on investments based on cost of $34,403,519 for federal income tax purposes was as follows: Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $6,831,728 and $187,816, respectively, resulting in net unrealized appreciation of $6,643,912.
 At September 30, 2003, the fund had a capital loss carryover of approximately $3,179,432 which expires between September 30, 2010 and September 30, 2011. This may be available to offset realized capital gains if any, to the extent provided by regulations.
ADR-American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADR's are significantly influenced by trading on exchanges not located in the United States.

                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

LOOMIS SAYLES WORLDWIDE FUND

                                                        FACE AMOUNT  VALUE +
----------------------------------------------------------------------------

BONDS AND NOTES - 39.1% OF NET ASSETS

NON-CONVERTIBLE BONDS - 38.1%

AUSTRALIA - 0.8%
Queensland Treasury Corp., 8.000%, 9/14/07          AUD     100,000 $ 82,609
South Australia Government Finance Authority,
 Zero Coupon Bond, 12/21/15                                 120,000   46,925
                                                                    --------
                                                                     129,534
                                                                    --------
AUSTRIA - 0.0%
Republic of Austria, 6.000%, 2/14/07                HUF   2,000,000    9,246
                                                                    --------
BELGIUM - 0.6%
Kingdom of Belgium, 3.750%, 3/28/09                 EUR      15,000   18,981
Kingdom of Belgium, 4.250%, 9/28/13                          65,000   81,813
                                                                    --------
                                                                     100,794
                                                                    --------
BRAZIL - 0.7%
Republic of Brazil, 8.250%, 1/20/34                 USD     135,000  114,750
                                                                    --------
CANADA - 1.2%
Alcan, Inc., 5.500%, 5/02/06                        EUR      25,000   32,476
Canadian Government, 0.700%, 3/20/06                JPY   4,000,000   38,700
Canadian Pacific Railway Ltd., 4.900%, 6/15/10 144A CAD      25,000   19,412
Methanex Corp., 7.750%, 8/15/05                     USD      15,000   15,825
Province of British Columbia, 6.000%, 6/09/08       CAD      35,000   29,349
Province of Ontario, 5.900%, 3/08/06                         15,000   12,167
Shaw Comunications, Inc., 7.500%, 11/20/13                   70,000   56,779
                                                                    --------
                                                                     204,708
                                                                    --------
CAYMAN ISLAND - 0.5%
Arcel Finance Ltd., 7.048%, 9/01/11 144A            USD      15,000   15,900
Vale Overseas Ltd., 8.250%, 1/17/34                          75,000   68,625
                                                                    --------
                                                                      84,525
                                                                    --------
CHILE - 0.3%
Empresa Nacional de Electricidad SA, Series B,
 8.500%, 4/1/2009                                            50,000   57,063
                                                                    --------
COLOMBIA - 0.1%
Republic of Colombia, 8.125%, 5/21/24                        25,000   23,687
                                                                    --------
DENMARK - 0.2%
Kingdom of Denmark, 5.000%, 8/15/05                 DKK     225,000   38,566
                                                                    --------
ECUADOR - 0.1%
Republic of Ecuador, 7.000%, 8/15/30 144A           USD      25,000   22,125
                                                                    --------
GERMANY - 1.8%
Eurohypo AG - Europaeische Hypothekenbank der
 Deutschen Bank, 4.000%, 2/01/07                    EUR     150,000  191,620
Kreditanstalt Wiederauf, 5.250%, 1/04/10                     80,000  108,225
                                                                    --------
                                                                     299,845
                                                                    --------
IRELAND - 0.4%
Republic of Ireland, 4.600%, 4/18/16                         50,000   63,800
                                                                    --------
ITALY - 3.3%
Republic of Italy, 0.375%, 10/10/06                 JPY  24,000,000  230,204
Republic of Italy, 4.500%, 3/01/07                  EUR     210,000  272,341
Republic of Italy, 5.000%, 12/15/04                 JPY   6,000,000   59,497
                                                                    --------
                                                                     562,042
                                                                    --------

                                                          FACE AMOUNT  VALUE +
------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

MEXICO - 0.9%
Innova S de RL, 9.375%, 9/19/13                       USD      25,000 $ 27,125
Petroleos Mexicanos, 8.625%, 12/01/23 144A                    115,000  132,250
                                                                      --------
                                                                       159,375
                                                                      --------
NETHERLANDS - 1.2%
GMAC International Finance BV, 8.000%, 3/14/07        NZD      55,000   37,261
Olivetti Finance NV, 6.875%, 1/24/13                  EUR      10,000   14,177
Repsol International Finance BV, 5.750%, 12/04/06             100,000  131,908
Telefonica Europe BV, 5.125%, 2/14/13                 EUR      10,000   12,878
                                                                      --------
                                                                       196,224
                                                                      --------
NORWAY - 0.4%
Kingdom of Norway, 6.750%, 1/15/07                    NOK     380,000   61,219
                                                                      --------
PERU - 0.3%
Republic of Peru, 4.500%, 3/07/17 (step to 5.000% on
 3/07/05)#                                            USD      50,000   43,500
                                                                      --------
SINGAPORE - 0.7%
Flextronics International Ltd., 9.750%, 7/01/10       EUR      10,000   13,598
Goverment of Singapore, 2.250%, 7/01/13               SGD     150,000   83,760
Singapore Telecommunications Ltd., 6.000%, 11/21/11   EUR      10,000   13,699
                                                                      --------
                                                                       111,057
                                                                      --------
SOUTH AFRICA - 0.4%
Republic of South Africa, 5.250%, 5/16/13                      50,000   61,272
                                                                      --------
SUPRANATIONAL - 0.5%
Corporacion Andina De Fomento, 6.875%, 3/15/12        USD      10,000   11,480
International Bank for Reconstruction & Development,
 4.750%, 12/20/2004                                   JPY   7,000,000   69,326
                                                                      --------
                                                                        80,806
                                                                      --------
SWEDEN - 0.6%
Government of Sweden, 5.250%, 3/15/11                 SEK     495,000   71,083
Stena AB, 7.500%, 11/01/13                            USD      25,000   26,125
                                                                      --------
                                                                        97,208
                                                                      --------
UNITED KINGDOM - 0.4%
National Grid Group Finance Plc, 6.125%, 8/23/11      EUR      10,000   13,676
United Kingdom Treasury, 6.250%, 11/25/10             GBP      10,000   20,085
WPP Group Plc, 6.000%, 6/18/08                        EUR      20,000   26,902
                                                                      --------
                                                                        60,663
                                                                      --------
UNITED STATES - 22.7%
American Standard, Inc., 8.250%, 6/01/09              GBP      10,000   19,820
Arrow Electronics, Inc., 6.875%, 7/01/13              USD      75,000   81,478
ASIF Global Financing XXVII, 2.380%, 2/26/09 144A     SGD     100,000   59,306
AT&T Corp., 6.750%, 11/21/06                          EUR      10,000   13,360
Atlas Air Worldwide Holdings, Inc., 7.200%, 1/02/19++ USD      88,733   83,248
Bausch & Lomb, Inc., 7.125%, 8/01/28                           95,000  100,071
Borden, Inc., 7.875%, 2/15/23                                 150,000  142,500
Bowater, Inc., 6.500%, 6/15/13                                 25,000   24,469
Charter Communications Holdings LLC,
 10.000%, 5/15/11                                             200,000  166,000

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

                                                         FACE AMOUNT    VALUE +
-------------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

UNITED STATES - CONTINUED
Chesapeake Energy Corp., 6.875%, 1/15/16 144A        USD      55,000 $   57,750
Chesapeake Energy Corp., 7.750%, 1/15/15                      50,000     55,375
CITGO Petroleum Corp., 11.375%, 2/01/11                       25,000     29,188
Columbia/HCA Healthcare Corp., 7.050%, 12/01/27               50,000     50,108
Columbia/HCA Healthcare Corp., 7.190%, 11/15/15               50,000     55,096
Continental Airlines, Inc., Series 1998-1A,
 6.648%, 9/15/17                                              42,587     41,667
Continental Airlines, Inc., Series 2000-2,
 7.487%, 4/02/12                                              75,000     76,481
Corning Glass, 8.875%, 3/15/16                                25,000     29,559
Cummins Engine Co., Inc., 7.125%, 3/01/28                    110,000    108,900
Dana Corp., 9.000%, 8/15/11                                   25,000     35,734
Dillard's, Inc., 6.625%, 1/15/18                              50,000     49,125
Dillard's, Inc., 7.000%, 12/01/28                             50,000     47,000
ESI Tractebel Acquisition Corp., Series B,
 7.990%, 12/30/11                                             23,000     23,805
Federal Home Loan Mortgage Corp., 5.125%, 1/15/12    EUR     200,000    265,558
Federal National Mortgage Association,
 2.290%, 2/19/09                                     SGD     100,000     59,512
Federal National Mortgage Association,
 2.375%, 2/15/07                                     USD     100,000    100,459
Ford Motor Credit Co., 7.250%, 2/22/05               GBP      15,000     27,999
Fort James Corp., 4.750%, 6/29/04                    EUR      50,000     61,530
Freeport McMoran Resources, Inc., 7.000%, 2/15/08    USD      50,000     52,500
General Motors Acceptance Corp., 7.000%, 12/07/05    GBP      10,000     18,812
Georgia-Pacific Group, 7.375%, 12/01/25              USD      50,000     49,500
Georgia-Pacific Group, 7.750%, 11/15/29                       35,000     35,525
Gruma SA de CV, 7.625%, 10/15/07                              30,000     33,225
Hasbro, Inc., 6.600%, 7/15/28                                 50,000     51,375
IMC Global, Inc., 7.375%, 8/01/18                            100,000    106,500
J.C. Penney Co., Inc., 7.125%, 11/15/23                       25,000     28,250
KfW International Finance, Inc., 1.000%, 12/20/04    JPY   8,000,000     77,182
Lear Corp., 8.125%, 4/01/08                          EUR      50,000     70,144
Lucent Technologies, Inc., 5.500%, 11/15/08          USD     105,000    101,587
Morgan Stanley, 5.375%, 11/14/13                     GBP      20,000     36,314
Motorola, Inc., 8.000%, 11/01/11                     USD      75,000     89,615
National Rural Utilities Cooperative Finance Corp.,
 4.125%, 2/24/2006                                   EUR      25,000     31,536
News America Holdings, Inc., 8.625%, 2/07/14         AUD      50,000     40,644
Pioneer Natural Resources Co., 7.200%, 1/15/28       USD     175,000    199,213
Qwest Corp., 6.875%, 9/15/33                                  30,000     26,550
Sprint Capital Corp., 6.875%, 11/15/28                        25,000     25,962
Teck Cominco Ltd., 7.000%, 9/15/12                            15,000     17,058
Trico Marine Services, Inc., 8.875%, 5/15/12                 100,000     52,000
U.S. Treasury Notes, 1.625%, 2/28/06                         375,000    375,586
US West Capital Funding, Inc., 6.875%, 7/15/28               200,000    155,000
Williams Cos., Inc., 7.500%, 1/15/31                         100,000     96,500
Woolworth Corp., 8.500%, 1/15/22                             150,000    168,187
Xerox Corp., 7.200%, 4/01/16                                  20,000     20,800
                                                                     ----------
                                                                      3,824,663
                                                                     ----------

TOTAL NON-CONVERTIBLE BONDS
 (Identified Cost $5,575,311)                                         6,406,672
                                                                     ----------

                                                       FACE AMOUNT    VALUE +
-----------------------------------------------------------------------------

BONDS AND NOTES - CONTINUED

CONVERTIBLE BONDS - 1.0%

CANADA - 0.1%
Nortel Networks Corp., 4.250%, 9/01/08             USD      15,000 $   15,244
                                                                   ----------

UNITED STATES - 0.9%
Builders Transportation, Inc., 8.000%, 8/15/05^**           95,000         10
Corning, Inc., 3.500%, 11/01/08                             50,000     64,062
Human Genome Sciences, Inc., 3.750%, 3/15/07                25,000     24,156
Loews Corp., 3.125%, 9/15/07                                70,000     69,125
                                                                   ----------
                                                                      157,353
                                                                   ----------

TOTAL CONVERTIBLE BONDS
 (Identified Cost $219,892)                                           172,597
                                                                   ----------

TOTAL BONDS AND NOTES
 (Identified Cost $5,795,203)                                       6,579,269
                                                                   ----------

                                                            SHARES
-----------------------------------------------------------------------------

COMMON STOCKS - 55.4% OF NET ASSETS

AUSTRALIA - 1.7%
AMP Ltd.                                                    16,800     72,438
BHP Steel Ltd.                                              15,640     75,453
Minara Resources Ltd.*                                      32,691     72,244
Newcrest Mining Ltd.                                         6,500     63,689
                                                                   ----------
                                                                      283,824
                                                                   ----------
AUSTRIA - 1.5%
Erste Bank der oesterreichischen Sparkassen AG                 900    135,016
Wienerberger AG                                              3,300    109,740
                                                                   ----------
                                                                      244,756
                                                                   ----------
BELGIUM - 0.6%
Umicore                                                      1,775    108,459
                                                                   ----------
BERMUDA - 1.0%
Golar LNG Ltd.*                                              4,400     66,818
Noble Group Ltd.                                            17,000     48,324
Ocean Grand Holdings Ltd.                                  160,000     56,357
                                                                   ----------
                                                                      171,499
                                                                   ----------
BRAZIL - 0.7%
Embraer-Empresa Brasileria de Aeronautica SA ADR             3,457    110,970
                                                                   ----------
CANADA - 1.6%
Angiotech Pharmaceuticals, Inc.*                             2,888     70,420
Anooraq Resources Corp.*                                    23,800     62,567
NOVA Chemicals Corp.                                         2,093     52,502
PetroKazakhstan, Inc., Class A*                              2,830     79,573
                                                                   ----------
                                                                      265,062
                                                                   ----------
CHINA - 0.2%
China Shipping Development Co. Ltd., Class H                60,000     41,155
                                                                   ----------
FINLAND - 0.9%
Nokia Oyj ADR                                                7,875    159,705
                                                                   ----------

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

                                           SHARES    VALUE +
------------------------------------------------------------

COMMON STOCKS - CONTINUED

FRANCE - 0.7%
Axa                                         3,900 $   81,822
Total Fina SA, Class B                        200     36,850
                                                  ----------
                                                     118,672
                                                  ----------
GERMANY - 1.6%
Bayerische Motoren Werke (BMW) AG           1,800     73,323
Hochtief AG                                 2,300     64,768
MAN AG                                      1,600     57,231
SAP AG                                        500     79,413
                                                  ----------
                                                     274,735
                                                  ----------
HONG KONG - 2.0%
Esprit Holdings Ltd.                       21,000     87,762
Giordano International Ltd.               106,000     66,255
Kerry Properties Ltd.                      41,500     67,327
Norstar Founders Group Ltd.*              144,000     50,778
Shanghai Industrial Holdings Ltd.          27,000     60,087
                                                  ----------
                                                     332,209
                                                  ----------
INDIA - 0.6%
State Bank of India GDR                     2,470     96,330
                                                  ----------
IRELAND - 0.5%
Anglo Irish Bank Corp. Plc                  4,921     78,800
                                                  ----------
ISRAEL - 0.9%
Taro Pharmaceutical Industries Ltd.*        1,550     89,884
Teva Pharmaceutical Industries Ltd. ADR       875     55,484
                                                  ----------
                                                     145,368
                                                  ----------
ITALY - 0.3%
Mediaset Spa                                5,100     56,702
                                                  ----------
JAPAN - 7.5%
CHUGAI PHARMACEUTICAL Co. Ltd.              4,000     63,669
DIAMOND CITY Co. Ltd.                       2,300     77,716
GOLDCREST Co. Ltd.                            880     54,925
Ichiyoshi Securitiess Co. Ltd.             11,000     77,087
Isetan Co. Ltd.                             5,400     82,097
JAFCO Co. Ltd.                                700     68,397
JGC Corp.                                   6,000     66,131
KAPPA CREATE Co. Ltd.                         500     57,131
NITTO DENKO Corp.                             900     49,461
NTT DoCoMo, Inc.                               31     68,645
OTSUKA KAGU Ltd.                            1,400     53,355
Resona Holdings, Inc.*                     43,000     71,894
SAMMY Corp.                                 2,300     88,523
SFCG Co. Ltd.                                 400     80,580
Sumitomo Metal Industries Ltd.             57,000     76,037
Sumitomo Realty & Development Co. Ltd.      4,000     51,929
TDK Corp. ADR                                 725     54,933
Tokyo Electron Ltd.                         1,100     73,470
XEBIO Co. Ltd.                                900     25,901
YAMADA DENKI Co. Ltd.                         600     23,442
                                                  ----------
                                                   1,265,323
                                                  ----------

                                                   SHARES  VALUE +
------------------------------------------------------------------

COMMON STOCKS - CONTINUED

MEXICO - 0.6%
Fomento Economico Mexicano SA de CV ADR             2,175 $107,162
                                                          --------
NETHERLANDS - 0.2%
Aegon NV                                            2,600   33,407
                                                          --------
RUSSIA - 0.6%
Gazprom ADR                                         2,550   96,390
                                                          --------
SINGAPORE - 0.9%
Flextronics International Ltd.*                     5,000   86,100
Keppel Corp. Ltd.                                  16,000   69,738
                                                          --------
                                                           155,838
                                                          --------
SOUTH KOREA - 0.7%
Daewoo Shipbuilding & Marin Engineering Co. Ltd.    5,320   56,691
Samsung Electronics                                   130   65,086
                                                          --------
                                                           121,777
                                                          --------
SWEDEN - 0.9%
Atlas Copco AB, Class A                             1,100   39,186
SKF AB, Class B                                     1,100   39,949
Telefonaktiebolaget LM Ericsson ADR*                2,475   68,681
                                                          --------
                                                           147,816
                                                          --------
SWITZERLAND - 2.4%
Basilea Pharmaceutica AG*                             100    7,642
Credit Suisse Group*                                3,150  109,460
Roche Holding AG                                    1,000   97,917
Straumann AG                                          600  103,961
Synthes-Stratec, Inc.                                  75   77,037
                                                          --------
                                                           396,017
                                                          --------
TAIWAN - 0.8%
Advanced Semiconductor Engineering, Inc.*          84,700   90,354
United Microelectronics Corp. ADR*                  9,575   49,790
                                                          --------
                                                           140,144
                                                          --------
UNITED KINGDOM - 2.9%
Barclays Plc                                        3,800   33,639
BHP Billiton Plc                                    9,365   85,790
Colt Telecom Group Plc*                            19,800   33,965
CSR Plc*                                            2,600   11,361
Exel Plc                                            6,000   77,997
Smith & Nephew Plc                                  9,600   94,956
Standard Chartered Plc                              4,200   70,701
Vodafone Group Plc                                 31,400   74,573
                                                          --------
                                                           482,982
                                                          --------
UNITED STATES - 23.1%
Affiliated Computer Services, Inc., Class A*        1,750   90,825
AFLAC, Inc.                                         3,000  120,420
American International Group, Inc.                  1,500  107,025
Amgen, Inc.*                                        1,500   87,255
Anheuser-Busch Cos., Inc.                           2,000  102,000
Brinker International, Inc.*                        2,000   75,860
Cardinal Health, Inc.                                 750   51,675
Caremark Rx, Inc.*                                  2,500   83,125

PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2004 (UNAUDITED)

                                                     SHARES    VALUE +
----------------------------------------------------------------------

COMMON STOCKS - CONTINUED

UNITED STATES - CONTINUED
Carnival Corp.                                        2,250 $  101,047
CenturyTel, Inc.                                      4,500    123,705
Cisco Systems, Inc.*                                  3,500     82,320
Citigroup, Inc.                                       1,750     90,475
Coca-Cola Enterprises, Inc.                           2,750     66,468
ConocoPhillips                                        1,250     87,262
Danaher Corp.                                         1,000     93,370
Dell, Inc.*                                           2,000     67,240
Devon Energy Corp.                                    1,800    104,670
Dominion Resources, Inc.                                750     48,225
Dover Corp.                                           2,000     77,540
Exxon Mobil Corp.                                     2,500    103,975
First Data Corp.                                      2,750    115,940
General Electric Co.                                  2,500     76,300
GlobalSantaFe Corp.                                   2,750     76,368
Goldman Sachs Group, Inc.                             1,200    125,220
Guidant Corp.                                           900     57,033
Harley-Davidson, Inc.                                 1,500     80,010
Harris Corp.                                          2,000     96,820
Illinois Tool Works, Inc.                             1,000     79,230
International Paper Co.                               2,000     84,520
Leggett & Platt, Inc.                                 3,250     77,058
Masco Corp.                                           2,000     60,880
Maxim Integrated Products, Inc.                       1,750     82,408
Medtronic, Inc.                                       1,800     85,950
National City Corp.                                   3,000    106,740
New York Community Bancorp, Inc.                      2,133     73,119
Northrop Grumman Corp.                                1,000     98,420
PepsiCo, Inc.                                         2,250    121,162
Pfizer, Inc.                                          2,500     87,625
Praxair, Inc.                                         2,500     92,800
Smurfit-Stone Container Corp.*                        4,000     70,360
SunGard Data Systems, Inc.*                           2,200     60,280
Target Corp.                                          1,500     67,560
VERITAS Software Corp.*                               2,000     53,820
Viacom, Inc., Class B                                 2,250     88,222
Wells Fargo & Co.                                     2,000    113,340
                                                            ----------
                                                             3,895,667
                                                            ----------

TOTAL COMMON STOCKS
 (Identified Cost $7,882,225)                                9,330,769
                                                            ----------

CONVERTIBLE PREFERRED STOCKS - 0.7% OF NET ASSETS

PHILIPPINES - 0.7%
Philippine Long Distance Telephone Co., $3.50 GDS     2,500    115,000
                                                            ----------

TOTAL CONVERTIBLE PREFERRED STOCKS
 (Identified Cost $91,812)                                     115,000
                                                            ----------

                                                  SHARES     VALUE +
--------------------------------------------------------------------

WARRANTS - 0.0% OF NET ASSETS

CANADA - 0.0%
Anooraq Resources Corp., expiring 6/01/05         11,900 $         0
                                                         -----------

TOTAL WARRANTS
 (Identified Cost $0)                                              0
                                                         -----------

TOTAL INVESTMENTS - 95.2%
 (Identified Cost $13,769,240)@                           16,025,038
 Cash and Other Assets, Less Liabilities--4.8%               801,588
                                                         -----------

NET ASSETS - 100%                                        $16,826,626
                                                         -----------

+  See Note 2.
144ASecurities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR/GDS/GDR--AnAmerican Depositary Receipt (ADR) or Global Depositary Shares
               (GDS) or Global Depositary Receipt (GDR) is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADR's or GDS's or GDR's are significantly influenced by trading on exchanges not located in the United States.
# Step Bond: Coupon is zero or below market rate for an initial period and then increases at a specified date and rate.
^  Non-income producing security due to default or backruptcy filing.
++ Issuer in backruptcy filing.
** Security valued at fair value as determined in good faith under the direction of the Board of Trustees.
*  Non-income producing security.
@ At March 31, 2004, the net unrealized appreciation on investments based on cost of $13,777,920 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $2,502,351 and $255,233, respectively, resulting in net unrealized appreciation of $2,247,118.
   At September 30, 2003, the fund had a capital loss carryover of approximately $2,482,954 which expires between September 30, 2009 and September 30, 2011. This may be available to offset realized capital gains if any, to the extent provided by regulations.
   Key to Abbreviations: AUD: Australian Dollar; CAD: Canadian Dollar; DKK:
   Danish Krone; EUR: Euro; HUF: Hungarian Forint; GBP: Great British Pound;
   JPY: Japanese Yen; NOK: Norwegian Krone; NZD: New Zealand Dollar; SGD:
   Singapore Dollar; SEK: Swedish Krona; USD: United States Dollar.

       Industry Holdings at March 31, 2004 as a Percentage of Net Assets

Sovereigns                           6.9%
Oil & Gas                            4.2
Consumer Finance                     3.9
Containers & Packaging               3.4
Metals & Mining                      3.2
Specialty Retail                     3.1
Diversified Financial Services       3.0
Government Agencies                  2.5
Beverages                            2.4
Communications Equipment             2.4
Treasuries                           2.2
Wireless Telecommunication Services  2.2
Insurance                            2.0
Other                               53.8



                See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2004 (UNAUDITED)

                                                          AGGRESSIVE          MID CAP
                                                          GROWTH FUND       GROWTH FUND
-------------------------------------------------------------------------------------------
ASSETS
Investments at value                                    $   51,896,597    $    8,547,706
Cash                                                           389,339           119,543
Receivable for:
 Fund shares sold                                               34,993                --
 Securities sold                                             1,200,698           191,472
 Dividends and interest                                          2,334               381
 Foreign tax reclaim                                                --                --
Due from the adviser                                            11,850            10,548
                                                        --------------    --------------
                                                            53,535,811         8,869,650
                                                        --------------    --------------

LIABILITIES
Payable for:
 Securities purchased                                        1,378,163           233,833
 Fund Shares redeemed                                           16,299                --
 Foreign taxes                                                      --                --
Accrued expenses:
 Management fees                                                32,421             5,338
 Deferred Trustees' fees                                         2,549             2,072
 Transfer agent fees and expenses                                5,703             1,291
 Accounting and administrative fees                              7,495             1,115
 12b-1 fees                                                        181                --
 Other                                                          20,321             6,355
                                                        --------------    --------------
                                                             1,463,132           250,004
                                                        --------------    --------------
NET ASSETS                                              $   52,072,679    $    8,619,646
                                                        --------------    --------------
Net Assets consist of:
 Capital paid in                                        $  155,570,575    $   12,379,271
 Undistributed net investment income (loss)                   (307,069)          (36,356)
 Accumulated net realized gain (loss)                     (111,537,618)       (5,169,770)
 Unrealized appreciation (depreciation) on:
   Investments                                               8,346,791         1,446,501
   Foreign currency translations                                    --                --
                                                        --------------    --------------
NET ASSETS                                              $   52,072,679    $    8,619,646
                                                        --------------    --------------

INSTITUTIONAL CLASS
Net assets                                              $   25,678,984    $    8,619,646
Shares of beneficial interest outstanding, no par value      1,667,737         1,255,911
Net asset value and redemption price                    $        15.40    $         6.86
RETAIL CLASS
Net assets                                              $   26,393,695                --
Shares of beneficial interest outstanding, no par value      1,745,639                --
Net asset value and redemption price                    $        15.12                --
ADMIN CLASS
Net assets                                                          --                --
Shares of beneficial interest outstanding, no par value             --                --
Net asset value and redemption price                                --                --
Identified cost of investments                          $   43,549,806    $    7,101,205


                See accompanying notes to financial statements.

   SMALL CAP      SMALL CAP     SMALL COMPANY    TAX-MANAGED
  GROWTH FUND     VALUE FUND     GROWTH FUND     EQUITY FUND     VALUE FUND    WORLDWIDE FUND
----------------------------------------------------------------------------------------------
$   39,234,939  $  581,320,420 $   23,697,424  $    3,801,247  $   41,047,431  $   16,025,038
       424,172           1,399        459,421         101,133             189         738,179
         2,357       1,704,029             --              --             874             171
       682,938       5,351,093        199,770              --              --          60,194
           566         520,936            497           2,794          40,252         120,079
            --              --             --              --              --             946
        14,456          25,650         12,334          10,215           2,828          11,310
----------------------------------------------------------------------------------------------
    40,359,428     588,923,527     24,369,446       3,915,389      41,091,574      16,955,917
----------------------------------------------------------------------------------------------

       983,932       7,742,607        620,625              --              --         100,591
        14,768         690,626             --              --              --              --
            --           1,365             --             167             332           1,783
        24,735         363,353         15,015           1,601          17,303          10,310
         2,520           7,642          2,240           2,017           2,395           2,134
         2,074          21,841          1,352           1,807           2,587           1,525
         7,947          71,834          3,804             924           5,852           1,856
           106           1,991             --              --              --              --
        16,472          84,348          5,532           8,312          15,278          11,092
----------------------------------------------------------------------------------------------
     1,052,554       8,985,607        648,568          14,828          43,747         129,291
----------------------------------------------------------------------------------------------
$   39,306,874  $  579,937,920 $   23,720,878  $    3,900,561  $   41,047,827  $   16,826,626
----------------------------------------------------------------------------------------------
$  244,634,261  $  428,018,437 $  100,599,490  $    7,527,196  $   37,052,327  $   16,439,701
      (285,068)        229,634       (103,844)          7,582         260,949         176,093
  (209,421,315)     35,269,106    (80,315,950)     (4,186,885)     (2,909,361)     (2,045,618)
     4,378,996     116,420,743      3,541,182         552,668       6,643,912       2,255,798
            --              --             --              --              --             652
----------------------------------------------------------------------------------------------
$   39,306,874  $  579,937,920 $   23,720,878  $    3,900,561  $   41,047,827  $   16,826,626
----------------------------------------------------------------------------------------------

$   23,839,829  $  342,875,931 $   23,720,878  $    3,900,561  $   41,047,827  $   16,826,626
     2,519,949      13,634,289      2,729,171         454,564       2,629,425       1,640,781
$         9.46  $        25.15 $         8.69  $         8.58  $        15.61  $        10.26
$   15,467,045  $  182,145,827             --              --              --              --
     1,665,571       7,270,447             --              --              --              --
$         9.29  $        25.05             --              --              --              --
            --  $   54,916,162             --              --              --              --
            --       2,205,806             --              --              --              --
            --  $        24.90             --              --              --              --
$   34,855,943  $  464,899,677 $   20,156,242  $    3,248,579  $   34,403,519  $   13,769,240


                See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)

                                                            AGGRESSIVE       MID CAP        SMALL CAP
                                                            GROWTH FUND    GROWTH FUND     GROWTH FUND
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends*                                                 $     16,262   $      2,458    $     11,026
Interest                                                          3,573             95           8,307
                                                           ------------   ------------    ------------
Total Income                                                     19,835          2,553          19,333
                                                           ------------   ------------    ------------

EXPENSES
Management fees                                                 214,637         31,472         200,076
12b-1 fees (Retail Class)                                        39,579             --          36,490
12b-1 fees (Admin Class)                                             --             --              --
Shareholder service fees (Admin Class)                               --             --              --
Trustees' fees and expenses                                       4,026          2,725           3,963
Accounting and administrative fees                               18,779          2,754          17,504
Custodian                                                        23,817         17,361          25,380
Transfer agent fees and expenses                                 23,582          6,793          19,595
Audit and tax services                                           14,845         11,568          16,815
Registration                                                     15,278         10,786          24,282
Shareholder reporting                                             5,313          3,694           6,552
Legal                                                             1,424            162           1,092
Miscellaneous                                                     6,184          1,656           5,960
                                                           ------------   ------------    ------------
Total expenses                                                  367,464         88,971         357,709
Less expenses waived and reimbursed
  by the investment adviser                                     (41,702)       (51,204)        (54,450)
                                                           ------------   ------------    ------------
Net expenses                                                    325,762         37,767         303,259
                                                           ------------   ------------    ------------
Net investment income (loss)                                   (305,927)       (35,214)       (283,926)
                                                           ------------   ------------    ------------

NET REALIZED GAIN (LOSS) ON:
Investments                                                   8,293,683        983,699      12,791,290
Foreign currency transactions                                        --             --              --
                                                           ------------   ------------    ------------
Total net realized gain (loss)                                8,293,683        983,699      12,791,290
                                                           ------------   ------------    ------------

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments                                                  (1,416,048)        11,135      (6,998,062)
Foreign currency translations                                        --             --              --
                                                           ------------   ------------    ------------
Total net change in unrealized appreciation (depreciation)   (1,416,048)        11,135      (6,998,062)
                                                           ------------   ------------    ------------
Total net realized gain (loss) and change in
  unrealized appreciation (depreciation)                      6,877,635        994,834       5,793,228
                                                           ------------   ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS      $  6,571,708   $    959,620    $  5,509,302
                                                           ------------   ------------    ------------

*Net of foreign withholding taxes of $2,548, $167, $2,153 and $2,735 for the Small Cap Value Fund, Tax-Managed Equity Fund, Value Fund and Worldwide Fund, respectively.


                See accompanying notes to financial statements.

     SMALL CAP    SMALL COMPANY   TAX-MANAGED
     VALUE FUND    GROWTH FUND    EQUITY FUND     VALUE FUND   WORLDWIDE FUND
    --------------------------------------------------------------------------
    $  2,942,253   $      9,364  $     18,720    $    441,685    $     50,584
         205,554            434            13           1,801         198,581
    --------------------------------------------------------------------------
       3,147,807          9,798        18,733         443,486         249,165
    --------------------------------------------------------------------------

       2,034,382         93,750         7,450         100,198          51,516
         210,316             --            --              --              --
          60,142             --            --              --              --
          60,142             --            --              --              --
          17,170          3,170         2,579           3,563           2,874
         177,987          8,202           978          13,150           4,507
          51,075         21,271        14,920          19,581          38,798
         108,488          7,054         9,096          13,367           8,583
          19,058         11,593        11,182          13,009          12,407
          28,225          7,893         7,820           9,422           7,835
          52,162         11,018         1,924           4,586           1,336
          11,156          1,070           121             958             315
          34,890          2,824         1,456           4,711             680
    --------------------------------------------------------------------------
       2,865,193        167,845        57,526         182,545         128,851

         (93,335)       (55,345)      (47,841)        (12,208)        (60,163)
    --------------------------------------------------------------------------
       2,771,858        112,500         9,685         170,337          68,688
    --------------------------------------------------------------------------
         375,949       (102,702)        9,048         273,149         180,477
    --------------------------------------------------------------------------

      44,065,071      2,609,290        18,249       2,012,547         441,187
              --             --            --              --            (225)
    --------------------------------------------------------------------------
      44,065,071      2,609,290        18,249       2,012,547         440,962
    --------------------------------------------------------------------------

      54,636,573     (1,215,869)      337,588       3,889,637       1,131,782
              --             --            --              --          (2,015)
    --------------------------------------------------------------------------
      54,636,573     (1,215,869)      337,588       3,889,637       1,129,767
    --------------------------------------------------------------------------
      98,701,644      1,393,421       355,837       5,902,184       1,570,729
    --------------------------------------------------------------------------

    $ 99,077,593   $  1,290,719  $    364,885    $  6,175,333    $  1,751,206
    --------------------------------------------------------------------------


                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

AGGRESSIVE GROWTH FUND

                                         SIX MONTHS ENDED
                                          MARCH 31, 2004      YEAR ENDED
                                           (UNAUDITED)    SEPTEMBER 30, 2003
----------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)               $   (305,927)     $  (471,108)
Net realized gain (loss) on investments       8,293,683       (1,638,969)
Change in unrealized appreciation
(depreciation) on investments                (1,416,048)      13,073,722
                                         ---------------- ------------------
Increase (decrease) in net assets from
operations                                    6,571,708       10,963,645
                                         ---------------- ------------------
FROM CAPITAL SHARES TRANSACTIONS
Increase (decrease) in net assets
derived from capital share transactions     (11,178,686)       2,847,129
                                         ---------------- ------------------
Total increase (decrease) in net assets      (4,606,978)      13,810,774
NET ASSETS
Beginning of the period                      56,679,657       42,868,883
                                         ---------------- ------------------
End of the period                          $ 52,072,679      $56,679,657
                                         ---------------- ------------------
UNDISTRIBUTED NET INVESTMENT INCOME
 (LOSS)
End of the period                          $   (307,069)     $    (1,142)
                                         ---------------- ------------------

MID CAP GROWTH FUND

                                                                          SIX MONTHS ENDED
                                                                           MARCH 31, 2004      YEAR ENDED
                                                                            (UNAUDITED)    SEPTEMBER 30, 2003
-------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                                 $  (35,214)       $  (51,079)
Net realized gain (loss) on investments                                         983,699          (109,243)
Change in unrealized appreciation (depreciation) on investments                  11,135         1,858,351
                                                                          ---------------- ------------------
Increase (decrease) in net assets from operations                               959,620         1,698,029
                                                                          ---------------- ------------------

FROM CAPITAL SHARES TRANSACTIONS
Increase (decrease) in net assets derived from capital share transactions           (78)           32,706
                                                                          ---------------- ------------------
Total increase (decrease) in net assets                                         959,542         1,730,735

NET ASSETS
Beginning of the period                                                       7,660,104         5,929,369
                                                                          ---------------- ------------------
End of the period                                                            $8,619,646        $7,660,104
                                                                          ---------------- ------------------

UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
End of the period                                                            $  (36,356)       $   (1,142)
                                                                          ---------------- ------------------

                See accompanying notes to financial statements.

SMALL CAP GROWTH FUND

                                                                          SIX MONTHS ENDED
                                                                           MARCH 31, 2004      YEAR ENDED
                                                                            (UNAUDITED)    SEPTEMBER 30, 2003
-------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                                $   (283,926)     $   (636,880)
Net realized gain (loss) on investments                                       12,791,290        (3,722,740)
Change in unrealized appreciation (depreciation) on investments               (6,998,062)       18,110,700
                                                                          ---------------- ------------------
Increase (decrease) in net assets from operations                              5,509,302        13,751,080
                                                                          ---------------- ------------------
FROM CAPITAL SHARES TRANSACTIONS
Increase (decrease) in net assets derived from capital share transactions    (19,066,389)      (36,514,836)
                                                                          ---------------- ------------------
Total increase (decrease) in net assets                                      (13,557,087)      (22,763,756)
NET ASSETS
Beginning of the period                                                       52,863,961        75,627,717
                                                                          ---------------- ------------------
End of the period                                                           $ 39,306,874      $ 52,863,961
                                                                          ---------------- ------------------
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
End of the period                                                           $   (285,068)     $     (1,142)
                                                                          ---------------- ------------------

SMALL CAP VALUE FUND

                                                                          SIX MONTHS ENDED
                                                                           MARCH 31, 2004      YEAR ENDED
                                                                            (UNAUDITED)    SEPTEMBER 30, 2003
-------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                                $    375,949      $    567,375
Net realized gain (loss) on investments                                       44,065,071         4,755,610
Change in unrealized appreciation (depreciation) on investments               54,636,573        79,201,327
                                                                          ---------------- ------------------
Increase (decrease) in net assets from operations                             99,077,593        84,524,312
                                                                          ---------------- ------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
INSTITUTIONAL CLASS
Net investment income                                                           (755,337)               --
Net realized gain on investments                                              (7,446,392)               --
RETAIL CLASS
Net investment income                                                            (73,295)               --
Net realized gain on investments                                              (3,811,026)               --
ADMIN CLASS
Net investment income                                                                 --                --
Net realized gain on investments                                              (1,088,512)               --
                                                                          ---------------- ------------------
Total distributions                                                          (13,174,562)               --
                                                                          ---------------- ------------------
FROM CAPITAL SHARES TRANSACTIONS
Increase (decrease) in net assets derived from capital share transactions     26,527,026        37,141,909
                                                                          ---------------- ------------------
Total increase (decrease) in net assets                                      112,430,057       121,666,221
NET ASSETS
Beginning of the period                                                      467,507,863       345,841,642
                                                                          ---------------- ------------------
End of the period                                                           $579,937,920      $467,507,863
                                                                          ---------------- ------------------
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
End of the period                                                           $    229,634      $    682,317
                                                                          ---------------- ------------------

                See accompanying notes to financial statements.

SMALL COMPANY GROWTH FUND


                                                                          SIX MONTHS ENDED
                                                                           MARCH 31, 2004      YEAR ENDED
                                                                            (UNAUDITED)    SEPTEMBER 30, 2003
-------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                                $  (102,702)      $   (216,252)
Net realized gain (loss) on investments                                       2,609,290         (3,347,715)
Change in unrealized appreciation (depreciation) on investments              (1,215,869)        10,422,651
                                                                          ---------------- ------------------
Increase (decrease) in net assets from operations                             1,290,719          6,858,684
                                                                          ---------------- ------------------

FROM CAPITAL SHARES TRANSACTIONS
Increase (decrease) in net assets derived from capital share transactions    (1,800,199)       (30,642,707)
                                                                          ---------------- ------------------
Total increase (decrease) in net assets                                        (509,480)       (23,784,023)

NET ASSETS
Beginning of the period                                                      24,230,358         48,014,381
                                                                          ---------------- ------------------
End of the period                                                           $23,720,878       $ 24,230,358
                                                                          ---------------- ------------------

UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
End of the period                                                           $  (103,844)      $     (1,142)
                                                                          ---------------- ------------------

TAX-MANAGED EQUITY FUND

                                                                          SIX MONTHS ENDED
                                                                           MARCH 31, 2004      YEAR ENDED
                                                                            (UNAUDITED)    SEPTEMBER 30, 2003
-------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                                 $    9,048       $     71,050
Net realized gain (loss) on investments                                          18,249           (145,271)
Change in unrealized appreciation (depreciation) on investments                 337,588            684,831
                                                                          ---------------- ------------------
Increase (decrease) in net assets from operations                               364,885            610,610
                                                                          ---------------- ------------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                                           (62,322)           (82,181)
                                                                          ---------------- ------------------

FROM CAPITAL SHARES TRANSACTIONS
Increase (decrease) in net assets derived from capital share transactions     1,107,890        (15,464,446)
                                                                          ---------------- ------------------
Total increase (decrease) in net assets                                       1,410,453        (14,936,017)

NET ASSETS
Beginning of the period                                                       2,490,108         17,426,125
                                                                          ---------------- ------------------
End of the period                                                            $3,900,561       $  2,490,108
                                                                          ---------------- ------------------

UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
End of the period                                                            $    7,582       $     60,856
                                                                          ---------------- ------------------

                See accompanying notes to financial statements.

VALUE FUND

                                                                          SIX MONTHS ENDED
                                                                           MARCH 31, 2004      YEAR ENDED
                                                                            (UNAUDITED)    SEPTEMBER 30, 2003
-------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                                $   273,149       $   448,264
Net realized gain (loss) on investments                                       2,012,547        (2,165,764)
Change in unrealized appreciation (depreciation) on investments               3,889,637         8,798,027
                                                                          ---------------- ------------------
Increase (decrease) in net assets from operations                             6,175,333         7,080,527
                                                                          ---------------- ------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
INSTITUTIONAL CLASS
Net investment income                                                          (456,216)         (273,025)
                                                                          ---------------- ------------------
FROM CAPITAL SHARES TRANSACTIONS
Increase (decrease) in net assets derived from capital share transactions    (2,630,762)       (1,873,138)
                                                                          ---------------- ------------------
Total increase (decrease) in net assets                                       3,088,355         4,934,364
NET ASSETS
Beginning of the period                                                      37,959,472        33,025,108
                                                                          ---------------- ------------------
End of the period                                                           $41,047,827       $37,959,472
                                                                          ---------------- ------------------
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
End of the period                                                           $   260,949       $   444,016
                                                                          ---------------- ------------------

WORLDWIDE FUND

                                                                          SIX MONTHS ENDED
                                                                           MARCH 31, 2004      YEAR ENDED
                                                                            (UNAUDITED)    SEPTEMBER 30, 2003
-------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                                $   180,477       $   363,432
Net realized gain (loss) on investments                                         440,962           104,771
Change in unrealized appreciation (depreciation) on investments               1,129,767         1,826,724
                                                                          ---------------- ------------------
Increase (decrease) in net assets from operations                             1,751,206         2,294,927
                                                                          ---------------- ------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
INSTITUTIONAL CLASS
Net investment income                                                          (448,271)         (284,901)
                                                                          ---------------- ------------------
FROM CAPITAL SHARES TRANSACTIONS
Increase (decrease) in net assets derived from capital share transactions     5,024,637           148,718
                                                                          ---------------- ------------------
Total increase (decrease) in net assets                                       6,327,572         2,158,744
NET ASSETS
Beginning of the period                                                      10,499,054         8,340,310
                                                                          ---------------- ------------------
End of the period                                                           $16,826,626       $10,499,054
                                                                          ---------------- ------------------
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
End of the period                                                           $   176,093       $   443,887
                                                                          ---------------- ------------------

                See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

                              INCOME (LOSS) FROM INVESTMENT OPERATIONS        LESS DISTRIBUTIONS
                              -----------------------------------------  ----------------------------
                    Net asset                 Net realized                 Dividends    Distributions
                     value,        Net       and unrealized Total from        from        from net
                    beginning  investment    gain (loss) on investment   net investment   realized
                    of period income (loss)   investments   operations       income     capital gains
-----------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH FUND

INSTITUTIONAL CLASS
3/31/2004(e)         $13.69      $(0.07)(c)     $  1.78      $  1.71          $ --         $   --
9/30/2003             10.70       (0.10)(c)        3.09         2.99            --             --
9/30/2002             13.56       (0.13)(c)       (2.73)       (2.86)           --             --
9/30/2001             47.71       (0.20)(c)      (33.43)      (33.63)           --          (0.52)
9/30/2000             20.08       (0.26)(c)       29.11        28.85            --          (1.22)
9/30/1999             10.51       (0.09)(c)       10.05         9.96            --          (0.39)

RETAIL CLASS
3/31/2004(e)          13.46       (0.09)(c)        1.75         1.66            --             --
9/30/2003             10.55       (0.13)(c)        3.04         2.91            --             --
9/30/2002             13.41       (0.16)(c)       (2.70)       (2.86)           --             --
9/30/2001             47.33       (0.25)(c)      (33.15)      (33.40)           --          (0.52)
9/30/2000             19.99       (0.38)(c)       28.94        28.56            --          (1.22)
9/30/1999             10.49       (0.14)(c)       10.03         9.89            --          (0.39)

MID CAP GROWTH FUND

INSTITUTIONAL CLASS
3/31/2004(e)         $ 6.10      $(0.03)(c)     $  0.79      $  0.76          $ --         $   --
9/30/2003              4.74       (0.04)(c)        1.40         1.36            --             --
9/30/2002              5.99       (0.05)(c)       (1.20)       (1.25)           --             --
9/30/2001*            10.00       (0.03)(c)       (3.98)       (4.01)           --             --

* From commencement of Fund operations on February 28, 2001 through September 30, 2001. (a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized. (b) The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher. (c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period. (d) Annualized for periods less than one year. (e) For the six months ended March 31, 2004 (unaudited).

                See accompanying notes to financial statements.

                                                     RATIOS TO AVERAGE NET ASSETS
--------------                                --------------------------------------------
              Net asset           Net assets,
               value,               end of                                     Net        Portfolio
    Total      end of     Total     period         Net          Gross       investment    turnover
distributions  period   return(a)    (000)    expenses(b)(d) expenses(d) income (loss)(d)   rate
---------------------------------------------------------------------------------------------------

   $   --      $15.40      12.5%   $ 25,679        1.00%        1.14%         (0.93)%        134%
       --       13.69      27.9      23,866        1.00         1.23          (0.88)         248
       --       10.70     (21.1)     13,421        1.00         1.31          (0.91)         220
    (0.52)      13.56     (71.1)     16,347        1.00         1.13          (0.75)         258
    (1.22)      47.71     147.8      62,364        1.00         1.11          (0.66)         191
    (0.39)      20.08      97.9      13,308        1.00         2.96          (0.56)         199

       --       15.12      12.3      26,394        1.25         1.39          (1.18)         134
       --       13.46      27.6      32,813        1.25         1.47          (1.13)         248
       --       10.55     (21.3)     26,885        1.25         1.45          (1.16)         220
    (0.52)      13.41     (71.2)     41,456        1.25         1.37          (1.01)         258
    (1.22)      47.33     147.0     110,824        1.25         1.35          (0.89)         191
    (0.39)      19.99      97.5       1,175        1.25         9.05          (0.80)         199


   $   --      $ 6.86      12.5%   $  8,620        0.90%        2.12%         (0.84)%        132%
       --        6.10      28.7       7,660        0.90         2.45          (0.79)         246
       --        4.74     (20.9)      5,929        0.90         1.88          (0.81)         216
       --        5.99     (40.1)      7,483        0.90         1.93          (0.62)         145

                See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

                              INCOME (LOSS) FROM INVESTMENT OPERATIONS         LESS DISTRIBUTIONS
                              ------------------------------------------  ----------------------------
                    Net asset                  Net realized                 Dividends    Distributions
                     value,        Net        and unrealized Total from        from        from net
                    beginning  investment     gain (loss) on investment   net investment   realized
                    of period income (loss)    investments   operations       income     capital gains
------------------------------------------------------------------------------------------------------

SMALL CAP GROWTH FUND

INSTITUTIONAL CLASS
3/31/2004(e)         $ 8.59      $(0.04)(c)      $  0.91      $  0.87         $   --        $   --
9/30/2003              6.35       (0.06)(c)         2.30         2.24             --            --
9/30/2002              8.83       (0.08)(c)        (2.40)       (2.48)            --            --
9/30/2001             26.98       (0.12)(c)       (17.06)      (17.18)            --         (0.97)
9/30/2000             16.74       (0.16)(c)        10.40        10.24             --            --
9/30/1999              9.83       (0.08)            6.99         6.91             --            --

RETAIL CLASS
3/31/2004(e)           8.45       (0.05)(c)         0.89         0.84             --            --
9/30/2003              6.26       (0.08)(c)         2.27         2.19             --            --
9/30/2002              8.72       (0.10)(c)        (2.36)       (2.46)            --            --
9/30/2001             26.74       (0.15)(c)       (16.90)      (17.05)            --         (0.97)
9/30/2000             16.65       (0.24)(c)        10.33        10.09             --            --
9/30/1999              9.80       (0.08)            6.93         6.85             --            --

SMALL CAP VALUE FUND

INSTITUTIONAL CLASS
3/31/2004(e)         $21.34      $ 0.03(c)       $  4.38      $  4.41         $(0.05)       $(0.55)
9/30/2003             17.28        0.05(c)          4.01         4.06             --            --
9/30/2002             19.89        0.10(c)         (0.36)       (0.26)         (0.11)        (2.24)
9/30/2001             20.42        0.16(c)          0.60         0.76          (0.20)        (1.09)
9/30/2000             17.33        0.14(c)          3.36         3.50          (0.14)        (0.27)
9/30/1999             15.60        0.16             1.83         1.99          (0.12)        (0.14)

RETAIL CLASS
3/31/2004(e)          21.25        0.00(c)(f)       4.36         4.36          (0.01)        (0.55)
9/30/2003             17.25        0.00(c)(f)       4.00         4.00             --            --
9/30/2002             19.85        0.05(c)         (0.35)       (0.30)         (0.06)        (2.24)
9/30/2001             20.38        0.11(c)          0.60         0.71          (0.15)        (1.09)
9/30/2000             17.28        0.10(c)          3.36         3.46          (0.09)        (0.27)
9/30/1999             15.57        0.09             1.84         1.93          (0.08)        (0.14)

ADMIN CLASS
3/31/2004(e)          21.13       (0.03)(c)         4.35         4.32             --         (0.55)
9/30/2003             17.20       (0.05)(c)         3.98         3.93             --          0.00
9/30/2002             19.80        0.00(c)(f)      (0.35)       (0.35)         (0.01)        (2.24)
9/30/2001             20.34        0.05(c)          0.60         0.65          (0.10)        (1.09)
9/30/2000             17.24        0.04(c)          3.37         3.41          (0.04)        (0.27)
9/30/1999             15.54        0.04             1.83         1.87          (0.03)        (0.14)

(a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized. (b) The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher. (c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period. (d) Annualized for periods less than one year. (e) For the six months ended March 31, 2004 (Unaudited). (f) Amount is less than $0.01 per share.

                See accompanying notes to financial statements.

                                                     RATIOS TO AVERAGE NET ASSETS:
--------------                                --------------------------------------------
              Net asset           Net assets,
               value,               end of                                     Net        Portfolio
    Total      end of     Total     period         Net          Gross       investment    turnover
distributions  period   return(a)    (000)    expenses(b)(d) expenses(d) income (loss)(d)   rate
---------------------------------------------------------------------------------------------------


   $   --      $ 9.46      10.1%   $ 23,840        1.00%        1.20%         (0.93)%        110%
       --        8.59      35.3      22,519        1.00         1.19          (0.91)         190
       --        6.35     (28.1)     42,415        1.00         1.07          (0.90)         162
    (0.97)       8.83     (65.2)    124,479        0.99         0.99          (0.74)         140
       --       26.98      61.2     262,147        0.92         0.92          (0.62)         170
       --       16.74      70.3      81,132        1.00         1.11          (0.80)         163

       --        9.29       9.9      15,467        1.25         1.45          (1.18)         110
       --        8.45      35.0      30,345        1.25         1.43          (1.17)         190
       --        6.26     (28.2)     32,135        1.25         1.33          (1.15)         162
    (0.97)       8.72     (65.3)     50,197        1.25         1.26          (1.01)         140
       --       26.74      60.6      69,416        1.23         1.23          (0.92)         170
       --       16.65      69.9       6,032        1.25         1.80          (1.04)         163


   $(0.60)     $25.15      21.0%   $342,876        0.90%        0.93%          0.26%          40%
       --       21.34      23.5     289,945        0.90         0.94           0.26           74
    (2.35)      17.28      (2.6)    234,370        0.94         0.96           0.48           86
    (1.29)      19.89       3.9     215,439        0.98         0.98           0.76           98
    (0.41)      20.42      20.7     214,919        0.93         0.93           0.76          102
    (0.26)      17.33      12.8     301,496        0.90         0.90           0.87          113

    (0.56)      25.05      20.8     182,146        1.15         1.18           0.01           40
       --       21.25      23.2     140,152        1.15         1.20          (0.01)          74
    (2.30)      17.25      (2.8)     86,816        1.19         1.20           0.22           86
    (1.24)      19.85       3.6      97,544        1.22         1.22           0.51           98
    (0.36)      20.38      20.4      92,698        1.17         1.17           0.53          102
    (0.22)      17.28      12.4      75,302        1.20         1.20           0.57          113

    (0.55)      24.90      20.7      54,916        1.40         1.43          (0.24)          40
       --       21.13      22.9      37,411        1.40         1.47          (0.27)          74
    (2.25)      17.20      (3.0)     24,655        1.44         1.53          (0.01)          86
    (1.19)      19.80       3.3      16,471        1.50         1.59           0.23           98
    (0.31)      20.34      20.1      11,391        1.50         1.68           0.21          102
    (0.17)      17.24      12.0       4,863        1.50         1.70           0.30          113

                See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

                              INCOME (LOSS) FROM INVESTMENT OPERATIONS        LESS DISTRIBUTIONS
                              -----------------------------------------  ----------------------------
                    Net asset                 Net realized                 Dividends    Distributions
                     value,        Net       and unrealized Total from        from        from net
                    beginning  investment    gain (loss) on investment   net investment   realized
                    of period income (loss)   investments   operations       income     capital gains
-----------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND

INSTITUTIONAL CLASS
3/31/2004(e)         $ 8.27      $(0.04)(c)     $  0.46      $  0.42         $   --        $   --
9/30/2003              5.77       (0.05)(c)        2.55         2.50             --            --
9/30/2002              8.07       (0.07)(c)       (2.23)       (2.30)            --            --
9/30/2001             19.78       (0.07)(c)      (11.45)      (11.52)            --         (0.19)
9/30/2000             11.67       (0.06)           8.17         8.11             --            --
9/30/1999*            10.00       (0.01)           1.68         1.67             --            --

TAX-MANAGED EQUITY FUND

INSTITUTIONAL CLASS
3/31/2004(e)         $ 7.66      $ 0.03(c)      $  1.08      $  1.11         $(0.19)       $   --
9/30/2003              6.78        0.06(c)         0.85         0.91          (0.03)           --
9/30/2002              7.67        0.06(c)        (0.81)       (0.75)         (0.14)           --
9/30/2001             11.16        0.12(c)        (1.60)       (1.48)         (0.09)        (1.92)
9/30/2000             13.46        0.12            2.43         2.55          (0.07)        (4.78)
9/30/1999             13.59        0.04            3.87         3.91          (0.10)        (3.94)

VALUE FUND

INSTITUTIONAL CLASS
3/31/2004(e)         $13.52      $ 0.10(c)      $  2.16      $  2.26         $(0.17)       $   --
9/30/2003             11.17        0.15(c)         2.29         2.44          (0.09)           --
9/30/2002             13.90        0.13(c)        (2.42)       (2.29)         (0.16)        (0.28)
9/30/2001             15.12        0.14(c)        (1.19)       (1.05)         (0.17)           --
9/30/2000             16.54        0.17            0.41         0.58          (0.15)        (1.85)
9/30/1999             16.85        0.22            1.53         1.75          (0.24)        (1.82)

WORLDWIDE FUND

INSTITUTIONAL CLASS
3/31/2004(e)         $ 9.32      $ 0.13(c)      $  1.15      $  1.28         $(0.34)       $   --
9/30/2003              7.53        0.32(c)         1.74         2.06          (0.27)           --
9/30/2002+             8.48        0.35(c)        (0.55)       (0.20)         (0.75)           --
9/30/2001             13.93        0.65(c)        (2.44)       (1.79)         (0.35)        (3.31)
9/30/2000             10.28        0.58(c)         4.02         4.60          (0.48)        (0.47)
9/30/1999              8.79        0.50            1.82         2.32          (0.44)        (0.39)

* From commencement of fund operations on May 7, 1999 through September 30, 1999.(a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized. (b) The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher. (c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period. (d) Annualized for periods less than one year. (e) For the six months ended March 31, 2004 (Unaudited) + As required effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement purposes only. For the year ended September 30, 2002, the impact to the Fund's per share net investment income and net realized and unrealized gain (loss) was less than $0.01. The ratio of net investment income to average net assets for the Fund decreased from 4.29% to 4.26% on an annualized basis. Per share ratios and supplemental data for periods prior to October 1, 2001, have not been restated to reflect this change in presentation.

                See accompanying notes to financial statements.

                                                     RATIOS TO AVERAGE NET ASSETS
--------------                                --------------------------------------------
              Net asset           Net assets,
               value,               end of                                     Net        Portfolio
    Total      end of     Total     period         Net          Gross       investment    turnover
distributions  period   return(a)    (000)    expenses(b)(d) expenses(d) income (loss)(d)   rate
---------------------------------------------------------------------------------------------------

   $   --      $ 8.69       5.1%   $ 23,721        0.90%        1.34%         (0.82)%         89%
       --        8.27      43.3      24,230        0.90         1.31          (0.81)         220
       --        5.77     (28.5)     48,014        0.90         1.07          (0.82)         157
    (0.19)       8.07     (58.6)     69,710        0.90         1.02          (0.61)         150
       --       19.78      69.5     133,784        0.90         0.99          (0.51)         174
       --       11.67      16.7      17,674        0.90         2.17          (0.51)          56


   $(0.19)     $ 8.58      14.6%   $  3,901        0.65%        3.86%          0.61%           7%
    (0.03)       7.66      13.5       2,490        0.65         1.82           0.81          200
    (0.14)       6.78     (10.1)     17,426        0.65         1.14           0.72          188
    (2.01)       7.67     (15.9)     19,211        0.65         1.05           1.29          300
    (4.85)      11.16      25.3      23,718        0.65         0.95           1.00          356
    (4.04)      13.46      31.7      21,886        0.65         1.00           0.30          250


   $(0.17)     $15.61      16.8%   $ 41,048        0.85%        0.91%          1.36%          34%
    (0.09)      13.52      22.0      37,959        0.85         0.92           1.23           56
    (0.44)      11.17     (17.2)     33,025        0.85         0.90           0.90           66
    (0.17)      13.90      (7.1)     39,549        0.85         0.96           0.87           90
    (2.00)      15.12       3.6      38,792        0.85         0.89           0.87           73
    (2.06)      16.54      10.5      66,726        0.78         0.78           1.20           59


   $(0.34)     $10.26      14.0%   $ 16,827        1.00%        1.88%          2.63%          33%
    (0.27)       9.32      28.0      10,499        1.00         2.23           3.81           94
    (0.75)       7.53      (3.0)      8,340        1.00         2.43           4.26          113
    (3.66)       8.48     (15.0)      8,528        1.00         2.58           6.85          160
    (0.95)      13.93      46.5       9,748        1.00         2.48           4.26          183
    (0.83)      10.28      27.8       6,233        1.00         3.46           5.07          165

                See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)


1. ORGANIZATION | Loomis Sayles Funds I and Loomis Sayles Funds II (the "Trusts" and each a "Trust") are organized as Massachusetts business trusts and were organized as such on December 23, 1993 and February 20, 1991, respectively. Each Trust is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end investment company. Each Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trusts in multiple series (individually, a "Fund" and collectively, the "Funds"). Shares of Loomis Sayles Tax-Managed Equity Fund were first registered under the Securities Act of 1933 (the "1933 Act") effective March 7, 1997 (subsequent to its commencement of investment operations). Information presented in these financial statements pertains to certain equity funds of the Trusts, the financial statements for the remaining equity funds and the fixed income funds are presented in separate reports. The following Funds are included in this report:

LOOMIS SAYLES FUNDS I
Loomis Sayles Mid Cap Growth Fund (the "Mid Cap Growth Fund")
Loomis Sayles Small Cap Value Fund (the "Small Cap Value Fund")
Loomis Sayles Small Company Growth Fund (the "Small Company Growth Fund")

LOOMIS SAYLES FUNDS II
Loomis Sayles Aggressive Growth Fund (the "Aggressive Growth Fund") Loomis Sayles Small Cap Growth Fund (the "Small Cap Growth Fund")
Loomis Sayles Tax-Managed Equity Fund (the "Tax-Managed Equity Fund") Loomis Sayles Value Fund (the "Value Fund")
Loomis Sayles Worldwide Fund (the "Worldwide Fund")

Each Fund offers Institutional Class shares. Aggressive Growth Fund, Small Cap Growth Fund and Small Cap Value Fund also offer Retail Class shares. In addition, Small Cap Value Fund offers Admin Class shares.

Most expenses of the Trusts can be directly attributed to a Fund. Expenses which can not be directly attributed are generally apportioned based on the relative net assets of each of the Funds in the Trusts. Expenses of a Fund are borne pro rata by the holders of each Class of shares, except that each Class bears expenses unique to that Class (including the Rule 12b-1 service and distribution fees and transfer agent fees applicable to such Class). In addition, each Class votes as a Class only with respect to its own Rule 12b-1 Plan. Shares of each Class would receive their pro rata share of the net assets of a Fund, if the Fund were liquidated. The Trustees approve separate dividends from net investment income on each Class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES | The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION | Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available are generally valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Funds may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing its securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME | Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on an accrual basis, and interest income is increased by the accretion of discount and decreased by the amortization of premium. Investment income is recorded net of foreign taxes withheld when applicable. The Funds estimate the components of distributions received from Real Estate Investment Trusts (REITs). In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

C. FOREIGN CURRENCY TRANSLATION | The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from: sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal periods, resulting from changes in exchange rates.

Each Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Each Fund may purchase investments of foreign issuers. Investing in securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign issuers may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

D. FORWARD FOREIGN CURRENCY CONTRACTS | Each Fund may enter into forward foreign currency exchange contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge a Fund's investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund's statement of assets and liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell (if any) is shown in the portfolio composition under the caption "Forward Currency Contracts Outstanding." These amounts represent the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end.

All contracts are "marked-to-market" daily at the applicable exchange rates and any gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At March 31, 2004, there were no open forward foreign currency contracts.

E. FEDERAL AND FOREIGN INCOME TAXES | The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made. A Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund's understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities, such taxes are accrued as applicable.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS | Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for book and tax purposes of items such as distributions from real estate investment trusts, net operating losses, non-deductible expenses, foreign currency transactions and gains realized from passive foreign investment companies. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Distributions from net investment income and short-term capital gains are considered to be ordinary income for tax purposes.

FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)


G. REPURCHASE AGREEMENTS | Each Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is each Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

3. PURCHASES AND SALES OF SECURITIES | For the six months ended March 31, 2004, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities) were as follows:

Fund                       Purchases      Sales
----                      ------------ ------------
Aggressive Growth Fund    $ 73,912,951 $ 83,018,731
Mid Cap Growth Fund         10,807,481   10,782,948
Small Cap Growth Fund       55,567,390   76,397,095
Small Cap Value Fund       215,557,389  205,164,488
Small Company Growth Fund   21,722,745   23,105,026
Tax-Managed Equity Fund      1,219,690      198,514
Value Fund                  13,413,750   16,240,653
Worldwide Fund               7,991,582    4,303,989

For the six months ended March 31, 2004, purchases and sales of U.S. Government/Agency securities by Worldwide Fund were $534,942 and $50,592, respectively.

4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

A. MANAGEMENT FEES | Loomis, Sayles & Company, L.P. ("Loomis Sayles") is the investment adviser to each of the Funds. Separate management agreements for each Fund in effect for the six months ended March 31, 2004, provide for fees at the following annual percentage rates of each Fund's average daily net assets. Loomis Sayles has contractually agreed, until January 31, 2005, to reduce its advisory fees and/or bear other expenses, to the extent necessary to limit the total operating expenses of each Fund, to the following annual percentage rate of the Fund's average daily net assets:

                                     Expense Limit as a Percentage of
                                      Average Daily Net Assets
                          Management --------------------------------
Fund                         Fees    Institutional   Retail   Admin
----                      ---------- -------------   ------   -----
Aggressive Growth Fund      0.75%        1.00%       1.25%     --
Mid Cap Growth Fund         0.75%        0.90%        --       --
Small Cap Growth Fund       0.75%        1.00%       1.25%     --
Small Cap Value Fund        0.75%        0.90%       1.15%    1.40%
Small Company Growth Fund   0.75%        0.90%        --       --
Tax-Managed Equity Fund     0.50%        0.65%        --       --
Value Fund                  0.50%        0.85%        --       --
Worldwide Fund              0.75%        1.00%        --       --

For the six months ended March 31, 2004, the management fees and waivers for each Fund were as follows:


                                                           Percentage of
                            Gross    Waiver of     Net     Average Daily Net Assets*
                          Management Management Management ------------------------
Fund                         Fee        Fee        Fee     Gross         Net
----                      ---------- ---------- ---------- -----           ----
Aggressive Growth Fund    $  214,637  $ 41,702  $  172,935 0.75%        0.60%
Mid Cap Growth Fund           31,472    31,472          -- 0.75%         --
Small Cap Growth Fund        200,076    54,450     145,626 0.75%        0.55%
Small Cap Value Fund       2,034,382    93,335   1,941,047 0.75%        0.72%
Small Company Growth Fund     93,750    55,345      38,405 0.75%        0.31%
Tax-Managed Equity Fund        7,450     7,450          -- 0.50%         --
Value Fund                   100,198    12,208      87,990 0.50%        0.44%
Worldwide Fund                51,516    51,516          -- 0.75%         --

* Annualized

For the six months ended March 31, 2004, in addition to the waiver of management fees, expenses have been reimbursed as follows:

Fund                    Amount
----                    -------
Mid Cap Growth Fund     $19,732
Tax-Managed Equity Fund  40,391
Worldwide Fund            8,647

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trusts. Loomis Sayles' general partner is indirectly owned by CDC IXIS Asset Management North America, L.P. ("CDC IXIS North America"). CDC IXIS Asset Management North America is ultimately owned by three large affiliated French financial services firms: Caisse des Depots et Consignations; Caisse Nationale des Caisses d'Epargne; and CNP Assurances, a leading French life insurance company.

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE | CDC IXIS Asset Management Services, Inc. ("CIS"), a wholly owned subsidiary of CDC IXIS North America, performs certain accounting and administrative services for the Funds and has subcontracted with State Street Bank and Trust Company ("State Street Bank"), to serve as sub-administrator. Pursuant to an agreement among the Trusts, the CDC Nvest Funds Trusts (CDC Nvest Funds Trust I, CDC Nvest Funds Trust II, CDC Nvest Funds Trust III, CDC Nvest Cash Management Trust and CDC Nvest Companies Trust I) and CIS, each Fund pays CIS its pro rata portion of a group fee for these services representing the higher amount based on the following calculations:

             (1)Percentage of Average Daily Net Assets

                       First         Next       Over
                       $5 billion $5 billion $10 billion
                       ---------- ---------- -----------
                          0.0675%    0.0625%     0.0500%

             or

             (2)Each Fund's pro rata portion, allocated based on the combined assets of the Trusts and the CDC Nvest Funds Trusts, of the annual aggregate minimum fee of $5 million.

For the six months ended March 31, 2004, fees paid to CIS for accounting and administrative expense were as follows:

                          Accounting and
Fund                      Administrative
----                      --------------
Aggressive Growth Fund       $ 18,779
Mid Cap Growth Fund             2,754
Small Cap Growth Fund          17,504
Small Cap Value Fund          177,987
Small Company Growth Fund       8,202
Tax-Managed Equity                978
Value Fund                     13,150
Worldwide Fund                  4,507

C. TRANSFER AGENT FEES | CIS is the transfer and shareholder servicing agent for each Fund and has subcontracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent.

Aggressive Growth Fund, Small Cap Growth Fund, Small Cap Value Fund, Tax-Managed Equity Fund, Value Fund and Wordwide Fund pay service fees to CIS monthly representing the higher amount based on the following calculations:

             (1)Each Fund's pro rata portion of an annual aggregate fee determined by applying an annual fee rate of 0.026% of the eligible average daily net assets. Eligible assets are the average daily net assets of all accounts in No Load Retail Funds* and Load Funds--Class Y**.

FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)


                Each Class of shares is subject to a monthly Class minimum of $1,250 allocated based on the combined net assets of Institutional Class, Retail Class and Admin Class, as applicable.

             or

             (2)An allocated portion, based on eligible assets, of an annual aggregate minimum fee for the period January 1, 2004 through December 31, 2004, of $650,000. For the period September 15, 2003 through December 31, 2003, the aggregate minimum fee was $190,547.

*No Load Retail Funds consist of Aggressive Growth Fund, Small Cap Growth Fund, Small Cap Value Fund, Tax-Managed Equity Fund, Value Fund, Worldwide Fund, Loomis Sayles Bond Fund and Loomis Sayles Global Bond Fund.

**Load Funds--Class Y consist of all Funds with Class Y shares offered within the Trusts and the CDC Nvest Funds Trusts.

Mid Cap Growth Fund and Small Company Growth Fund pay service fees monthly to CIS representing the higher amount based on the following calculations:

             (1)Annual aggregate fee determined by applying an annual fee rate of 0.01% to the eligible average daily net assets. Eligible assets are the average daily net assets of all Institutional Funds*.

                Each Fund is subject to a monthly minimum fee of $1,000.

             or

             (2)An allocated portion, based on eligible assets, of an aggregate minimum fee for the period January 1, 2004 through December 31, 2004, of $100,000. For the period September 15, 2003 through December 31, 2003, the aggregate minimum fee was $29,315.

*Institutional Funds consist of Mid Cap Growth Fund, Small Company Growth Fund, Loomis Sayles Benchmark Core Bond Fund, Loomis Sayles Core Plus Income Fund, Loomis Sayles Fixed Income Fund, Loomis Sayles Institutional High Income Fund, Loomis Sayles Intermediate Duration Fixed Income Fund, Loomis Sayles Investment Grade Fixed Income Fund and Loomis Sayles U.S. Government Securities Fund.

CIS, BFDS and other firms are also reimbursed by the Funds for out-of-pocket expenses.

For the six months ended March 31, 2004, amounts paid to CIS as compensation for its services as transfer agent were as follows:

Fund                      Transfer Agent Fee
----                      ------------------
Aggressive Growth Fund         $15,000
Mid Cap Growth Fund              6,000
Small Cap Growth Fund           15,000
Small Cap Value Fund            71,855
Small Company Growth Fund        6,000
Tax-Managed Equity               7,500
Value Fund                       7,500
Worldwide Fund                   7,500

D. SERVICE AND DISTRIBUTION FEES | The Trusts have entered into a distribution agreement with CDC IXIS Asset Management Distributors, L.P. ("CDC IXIS Distributors"), a wholly owned subsidiary of CDC IXIS North America. Pursuant to this agreement, CDC IXIS Distributors serves as principal underwriter of the various Funds of the Trusts except for Loomis Sayles Investment Grade Bond Fund--Class J.

Pursuant to Rule 12b-1 under the 1940 Act, Aggressive Growth Fund, Small Cap Growth Fund and Small Cap Value Fund have adopted Distribution Plans relating to each Fund's Retail Class shares (the "Retail Class Plan") and Small Cap Value Fund has adopted a separate Distribution Plan relating to Admin Class shares (the "Admin Class Plan").

Under the respective Retail Class and Admin Class Plans, each Fund pays CDC IXIS Distributors a monthly distribution fee at an annual rate of 0.25% of the average daily net assets attributable to the Fund's Retail Class and Admin Class Shares, as reimbursement for expenses incurred by CDC IXIS Distributors in providing personal services to investors in Retail Class and Admin Class Shares and/or maintenance of shareholder accounts. In addition, the Admin Class shares of the Small Cap Value Fund may pay a shareholder service fee at an annual rate of 0.25% of the average daily net assets attributable to Admin Class shares to securities dealers or financial intermediaries for providing personal service and account maintenance for their customers who hold such shares.

E. TRUSTEES FEES AND EXPENSES | The Loomis Sayles Funds Trusts and CDC Nvest Funds Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Loomis Sayles, CDC IXIS Distributors, CDC IXIS

North America, CIS or their affiliates. Each Trustee who is an independent Trustee of Loomis Sayles Funds Trusts and the CDC Nvest Funds Trusts receives in the aggregate a retainer fee at the annual rate of $45,000 and meeting attendance fees of $4,500 for each meeting of the Board of Trustees attended. Each committee member receives an additional retainer fee at the annual rate of $7,000 while each committee chairman receives a retainer fee (beyond the $7,000 fee) at the annual rate of $5,000. The retainer fees assume four Board or Committee meetings per year; Trustees are compensated for each additional Board or Committee meeting in excess of four per year, at the rate of $4,500 and $1,750, respectively. These fees are allocated to the various series of the Trusts and CDC Nvest Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in a designated Fund or certain other series of the Trusts or CDC Nvest Funds Trusts on the normal payment date. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

F. PUBLISHING SERVICES | CIS performs certain desktop publishing services for the funds. Fees for these services are presented in the statements of operations as shareholder reporting. For the six months ended March 31, 2004, amounts paid to CIS as compensation for these services were as follows:

                           Publishing
Fund                      Services Fee
----                      ------------
Aggressive Growth Fund       $   37
Mid Cap Growth Fund              42
Small Cap Growth Fund            37
Small Cap Value Fund             42
Small Company Growth Fund        42
Tax-Managed Equity Fund          96
Value Fund                       37
Worldwide Fund                   37

5. LINE OF CREDIT | Each Fund, except Mid Cap Growth Fund and Small Company Growth Fund, together with certain other Funds of the Trusts, participate in a $25 million committed unsecured revolving line of credit provided by State Street Bank. Borrowings under the line of credit will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the federal funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating Funds based on their average daily unused portion of the line of credit. For the six months ended, March 31, 2004, the Funds had no borrowings under the agreement.

6. SHAREHOLDERS | At March 31, 2004, Loomis Sayles owned 256,870 shares, equating to 56.5% of Tax-Managed Equity Fund shares outstanding. At March 31, 2004, the Loomis Sayles Funded Pension Plan ("Pension Plan") and the Loomis Sayles Employees' Profit Sharing Retirement Plan held shares of beneficial interest in the Funds as follows:

                                    Profit Sharing
Fund                   Pension Plan Retirement Plan
----                   ------------ ---------------
Aggressive Growth Fund   187,842        440,386
Small Cap Growth Fund    234,766        492,732
Small Cap Value Fund     433,474        613,133
Value Fund               428,199        413,216
Worldwide Fund           885,919        335,600

FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)


7. CAPITAL SHARES | Each Fund may issue an unlimited number of shares of beneficial interest. Transactions in capital shares were as follows:

                                                   AGGRESSIVE GROWTH FUND
                                     Six Months Ended March 31, 2004 Year Ended September 30, 2003
                                     ------------------------------  ----------------------------
                                       Shares          Amount          Shares         Amount
INSTITUTIONAL CLASS                  ----------     ------------     ----------    ------------
Issued from the sale of shares           85,574     $  1,292,216      1,017,143    $ 12,248,463
Issued in connection with
  the reinvestment of distributions          --               --             --              --
Redeemed                               (160,976)      (2,399,633)      (527,813)     (5,940,072)
                                     -------------  ---------------  ------------  --------------
Net change                              (75,402)    $ (1,107,417)       489,330    $  6,308,391
                                     -------------  ---------------  ------------  --------------
                                       Shares          Amount          Shares+        Amount+
RETAIL CLASS                         ----------     ------------     ----------    ------------
Issued from the sale of shares          332,589     $  4,924,823      1,142,750    $ 13,044,564
Issued in connection with
  the reinvestment of distributions          --               --             --              --
Issued in Admin Class Conversion             --               --         56,540         631,556
Redeemed                             (1,024,391)     (14,996,092)    (1,309,638)    (14,596,979)
                                     -------------  ---------------  ------------  --------------
Net change                             (691,802)    $(10,071,269)      (110,348)   $   (920,859)
                                     -------------  ---------------  ------------  --------------
                                                                       Shares+        Amount+
ADMIN CLASS                                                          ----------    ------------
Issued from the sale of shares                                           29,865    $    315,554
Issued in connection with
  the reinvestment of distributions                                          --              --
Redeemed                                                               (216,812)     (2,224,401)
Redeemed in Admin Class Conversion                                      (56,892)       (631,556)
                                                                     ------------  --------------
Net change                                                             (243,839)   $ (2,540,403)
                                                                     ------------  --------------
+OnMay 21, 2003, the outstanding Admin Class Shares were automatically converted into Retail Class Shares.

                                                     MID CAP GROWTH FUND
                                     Six Months Ended March 31, 2004 Year Ended September 30, 2003
                                     ------------------------------  ----------------------------
                                       Shares          Amount          Shares         Amount
INSTITUTIONAL CLASS                  ----------     ------------     ----------    ------------
Issued from the sale of shares               --     $         --          5,899    $     32,706
Issued in connection with
  the reinvestment of distributions          --               --             --              --
Redeemed                                    (12)             (78)            --              --
                                     -------------  ---------------  ------------  --------------
Net change                                  (12)    $        (78)         5,899    $     32,706
                                     -------------  ---------------  ------------  --------------

                                                    SMALL CAP GROWTH FUND
                                     Six Months Ended March 31, 2004 Year Ended September 30, 2003
                                     ------------------------------  ----------------------------
                                       Shares          Amount          Shares         Amount
INSTITUTIONAL CLASS                  ----------     ------------     ----------    ------------
Issued from the sale of shares          264,451     $  2,521,616      1,897,989    $ 13,566,717
Issued in connection with
  the reinvestment of distributions          --               --             --              --
Redeemed                               (365,386)      (3,441,395)    (5,953,993)    (39,030,065)
                                     -------------  ---------------  ------------  --------------
Net change                             (100,935)    $   (919,779)    (4,056,004)   $(25,463,348)
                                     -------------  ---------------  ------------  --------------
                                       Shares          Amount          Shares+        Amount+
RETAIL CLASS                         ----------     ------------     ----------    ------------
Issued from the sale of shares          664,991     $  6,220,402      3,879,141    $ 28,642,137
Issued in connection with
  the reinvestment of distributions          --               --             --              --
Issued in Admin Class Conversion             --               --          2,120          14,288
Redeemed                             (2,592,549)     (24,367,012)    (5,421,506)    (38,664,657)
                                     -------------  ---------------  ------------  --------------
Net change                           (1,927,558)    $(18,146,610)    (1,540,245)   $(10,008,232)
                                     -------------  ---------------  ------------  --------------

                                                                       Shares+        Amount+
ADMIN CLASS                                                          ----------    ------------
Issued from the sale of shares                                           46,488    $    301,256
Issued in connection with
  the reinvestment of distributions                                          --              --
Redeemed                                                               (217,093)     (1,330,224)
Redeemed in Admin Class Conversion                                       (2,135)        (14,288)
                                                                     ------------  --------------
Net change                                                             (172,740)   $ (1,043,256)
                                                                     ------------  --------------
+OnMay 21, 2003, the outstanding Admin Class Shares were automatically converted into Retail Class Shares.


                                                    SMALL CAP VALUE FUND
                                     Six Months Ended March 31, 2004 Year Ended September 30, 2003
                                     ------------------------------  ----------------------------
                                       Shares          Amount          Shares         Amount
INSTITUTIONAL CLASS                  ----------     ------------     ----------    ------------
Issued from the sale of shares        1,273,856     $ 30,501,008      2,271,777    $ 43,519,989
Issued in connection with
  the reinvestment of distributions     344,051        7,949,633             --              --
Redeemed                             (1,571,760)     (37,591,112)    (2,246,579)    (42,192,200)
                                     -------------  ---------------  ------------  --------------
Net change                               46,147     $    859,529         25,198    $  1,327,789
                                     -------------  ---------------  ------------  --------------

                                       Shares          Amount          Shares         Amount
RETAIL CLASS                         ----------     ------------     ----------    ------------
Issued from the sale of shares        1,547,330     $ 36,598,921      3,698,495    $ 69,872,984
Issued in connection with
  the reinvestment of distributions     168,095        3,867,490             --              --
Redeemed                             (1,041,894)     (24,992,718)    (2,135,122)    (40,321,887)
                                     -------------  ---------------  ------------  --------------
Net change                              673,531     $ 15,473,693      1,563,373    $ 29,551,097
                                     -------------  ---------------  ------------  --------------

                                       Shares          Amount          Shares         Amount
ADMIN CLASS                          ----------     ------------     ----------    ------------
Issued from the sale of shares          614,565     $ 14,466,820      1,219,636    $ 22,714,426
Issued in connection with
  the reinvestment of distributions      46,216        1,056,962             --              --
Redeemed                               (225,359)      (5,329,978)      (882,999)    (16,451,403)
                                     -------------  ---------------  ------------  --------------
Net change                              435,422     $ 10,193,804        336,637    $  6,263,023
                                     -------------  ---------------  ------------  --------------

                                                  SMALL COMPANY GROWTH FUND
                                     Six Months Ended March 31, 2004 Year Ended September 30, 2003
                                     ------------------------------  ----------------------------
                                       Shares          Amount          Shares         Amount
INSTITUTIONAL CLASS                  ----------     ------------     ----------    ------------
Issued from the sale of shares               --     $         --        662,784    $  4,750,079
Issued from subscriptions-in-kind+           --               --        839,609       4,995,673
Issued in connection with
  the reinvestment of distributions          --               --             --              --
Redeemed                               (202,355)      (1,800,199)    (6,892,544)    (40,388,459)
                                     -------------  ---------------  ------------  --------------
Net change                             (202,355)    $ (1,800,199)    (5,390,151)   $(30,642,707)
                                     -------------  ---------------  ------------  --------------
+Issued in exchange for portfolio securities distributed in-kind by Energen Corporation
 Retirement Income Plan to shareholders thereof and contributed to the Fund in-kind by such shareholders on April 15, 2003.

                                                   TAX-MANAGED EQUITY FUND
                                     Six Months Ended March 31, 2004 Year Ended September 30, 2003
                                     ------------------------------  ----------------------------
                                       Shares          Amount          Shares         Amount
INSTITUTIONAL CLASS                  ----------     ------------     ----------    ------------
Issued from the sale of shares          121,891     $  1,045,647        324,896    $  2,267,000
Issued in connection with
  the reinvestment of distributions       7,563           62,319         11,807          82,181
Redeemed                                     (9)             (76)    (2,580,065)    (17,813,627)
                                     -------------  ---------------  ------------  --------------
Net change                              129,445     $  1,107,890     (2,243,362)   $(15,464,446)
                                     -------------  ---------------  ------------  --------------

FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)


                                                      VALUE FUND
                                     Six Months Ended March 31, 2004 Year Ended September 30, 2003
                                     ------------------------------  ----------------------------
                                      Shares           Amount         Shares          Amount
INSTITUTIONAL CLASS                  --------       -----------      --------      -----------
Issued from the sale of shares        100,164       $ 1,479,034       328,065      $ 4,071,978
Issued in connection with
  the reinvestment of distributions    26,133           376,057        18,887          230,605
Redeemed                             (305,504)       (4,485,853)     (493,835)      (6,175,721)
                                     -------------  ---------------  ------------  --------------
Net change                           (179,207)      $(2,630,762)     (146,883)     $(1,873,138)
                                     -------------  ---------------  ------------  --------------

                                                    WORLDWIDE FUND
                                     Six Months Ended March 31, 2004 Year Ended September 30, 2003
                                     ------------------------------  ----------------------------
                                      Shares           Amount         Shares          Amount
INSTITUTIONAL CLASS                  --------       -----------      --------      -----------
Issued from the sale of shares        491,682       $ 4,824,306       711,080      $ 5,955,985
Issued in connection with
  the reinvestment of distributions    46,883           447,733        36,904          284,901
Redeemed                              (24,822)         (247,402)     (728,370)      (6,092,168)
                                     -------------  ---------------  ------------  --------------
Net change                            513,743       $ 5,024,637        19,614      $   148,718
                                     -------------  ---------------  ------------  --------------

                      [LOGO] CDC NvestFunds(SM)
                             CDC IXIS Asset Management Distributors

--------------------------------------------------------------------------------

                      Income Funds
                      Semiannual Report
                      March 31, 2004

--------------------------------------------------------------------------------

                      Loomis Sayles Core Plus Bond Fund

[LOGO] LOOMIS . SAYLES & COMPANY, L.P.

                      Loomis Sayles Government Securities Fund

                      Loomis Sayles High Income Fund

                      Loomis Sayles Limited Term Government and Agency Fund (formerly Loomis Sayles Limited Term U.S. Government Fund)

                      Loomis Sayles Massachusetts Tax Free Income Fund

                      Loomis Sayles Municipal Income Fund

                      Loomis Sayles Strategic Income Fund

                                 TABLE OF CONTENTS

                                 Management Discussion and Performance....Page 1

                                 Schedule of Investments.................Page 16

                                 Financial Statements....................Page 37

--------------------------------------------------------------------------------
                       Loomis Sayles Core Plus Bond Fund
--------------------------------------------------------------------------------

                                                               Portfolio Profile
--------------------------------------------------------------------------------
Objective:

Seeks a high level of current income consistent with what the fund considers reasonable risk. It invests primarily in corporate and U.S. government bonds.

--------------------------------------------------------------------------------

Strategy:

Invests primarily in U.S. corporate and U.S. government bonds

--------------------------------------------------------------------------------

Fund Inception:

November 7, 1973

--------------------------------------------------------------------------------

Managers:

Peter W. Palfrey
Richard G. Raczkowski
Loomis, Sayles & Company, L.P.

--------------------------------------------------------------------------------

Symbols:

Class A   NEFRX
Class B   NERBX
Class C   NECRX
Class Y   NERYX

--------------------------------------------------------------------------------

What You Should Know:

Fixed-income securities are subject to credit risk and interest rate risk; their value generally rises when prevailing interest rates fall and falls when rates rise. This fund may invest in lower-rated bonds with higher yields and increased risks; securities subject to prepayment risk; and foreign market securities with special risks.

                                                           Management Discussion
--------------------------------------------------------------------------------

Better business conditions arising from the ongoing expansion of the U.S. economy helped companies strengthen their finances. These improvements and the brighter outlook for profits drew investors to corporate issues over the past six months in their quest for better returns. As a result, corporate bond prices generally moved higher.

For the six months ended March 31, 2004, the total return on Class A shares at net asset value of Loomis Sayles Core Plus Bond Fund was 4.42%, including $0.31 per share in reinvested dividends. The fund's benchmark, Lehman Aggregate Bond Index, returned 2.98% for the same period. The Fund's 30-day SEC yield at the end of March 2004 was 3.30%.

Corporate holdings drove positive returns

The economic recovery led us to emphasize corporate bonds, an approach that was key to the fund's strong performance during the period. Investment-grade issues were the leading contributor. High-yield was close behind, following a sharp rally in the fourth quarter of 2003; BB-rated bonds performed particularly well late in this year's first quarter. A lesser, but important contribution came from mortgage-backed securities. Our strategy of downplaying U.S. Treasury and agency bonds was also beneficial, as these assets delivered relatively low returns.

Chemical, telecom and cable issues aided performance

IMC Global, a leading producer of fertilizers and animal feeds, benefited from growth in world agriculture and rising grain prices. Higher prices for grain encourage farmers to plant more acreage, creating incremental demand for IMC's products. IMC also announced plans to merge its fertilizer business with Cargill. A rebound in telecommunications companies helped push bonds of AT&T, LCI International and others higher. Securities of cable operators Comcast and CSC Holdings also rose. We sold Comcast on this strength. AT&T Wireless climbed sharply on news of its pending acquisition by Cingular Corp.

Non-dollar holdings played an important role

We took advantage of the weakness in the U.S. dollar with our holdings of non-dollar-denominated bonds, which contributed to the fund's results. Bonds of the Federal National Mortgage Association (FNMA) denominated in Australian dollars were the fund's best performer, as the Australian dollar continued its recent strength.

Weak results in scattered sectors

With many corporate sectors performing well, restaurants, real estate investment trusts and home builders had only modest returns. Poor investment timing and security selection held the fund back in these sectors, as weakness in 2004 offset gains of last year's fourth quarter. Citizens Communications, a New York local telephone company; publisher News America Holdings; and Dow Chemical lagged the market following gains last year and have been sold.

Focus remains on credit quality and the dollar

The recovery still appears to be underway, and we remain optimistic about the improving credit quality of U.S. corporate bonds in the months ahead. Many corporate sectors have risen substantially, so current yield may become a greater focus for the fund. We also may adjust our non-dollar commitments by paring back exposure to Canadian dollar-and euro-denominated issues in favor of potentially better prospects among Asian currencies, including Singapore's dollar. Continued growth in the U.S. Gross Domestic Product will probably lead to higher short-term interest rates as the Federal Reserve Board moves to relieve inflationary pressures, perhaps in the post-election period. March's dramatic increase in job creation affirms our expectation that rates are likely to head higher.

--------------------------------------------------------------------------------
                       Loomis Sayles Core Plus Bond Fund
--------------------------------------------------------------------------------

                                       Investment Results through March 31, 2004
--------------------------------------------------------------------------------

Performance in Perspective

The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

                                Growth of a $10,000 Investment in Class A Shares
--------------------------------------------------------------------------------

                      March 31, 1994 through March 31, 2004

                                     [CHART]

                                   Line chart

                          Class A      Lehman      Lehman
                         @ Maximum    Aggregate      US
 Month       Net Asset      Sales        Bond      Credit
  End        Value (1)   Charge (2)   Index (3)   Index (4)
----------   ---------   ----------   ---------   ---------
 3/31/1994     10,000       9,550       10000      10,000
 4/30/1994      9,897       9,451        9920       9,904
 5/31/1994      9,845       9,402        9919       9,867
 6/30/1994      9,784       9,343        9897       9,843
 7/31/1994      9,968       9,519       10093      10,092
 8/31/1994     10,020       9,570       10106      10,103
 9/30/1994      9,914       9,468        9957       9,915
10/31/1994      9,888       9,443        9948       9,892
11/30/1994      9,861       9,417        9926       9,876
12/31/1994      9,912       9,466        9995       9,957
 1/31/1995     10,079       9,625       10193      10,169
 2/28/1995     10,410       9,942       10435      10,462
 3/31/1995     10,413       9,945       10499      10,547
 4/30/1995     10,618      10,140       10646      10,725
 5/31/1995     11,086      10,587       11058      11,230
 6/30/1995     11,185      10,682       11139      11,332
 7/31/1995     11,125      10,624       11114      11,282
 8/31/1995     11,322      10,813       11248      11,463
 9/30/1995     11,464      10,948       11357      11,599
10/31/1995     11,617      11,094       11505      11,750
11/30/1995     11,798      11,267       11677      11,975
12/31/1995     11,970      11,431       11841      12,172
 1/31/1996     12,020      11,479       11920      12,251
 2/29/1996     11,759      11,230       11713      11,960
 3/31/1996     11,701      11,174       11631      11,858
 4/30/1996     11,602      11,080       11566      11,760
 5/31/1996     11,592      11,071       11542      11,739
 6/30/1996     11,762      11,232       11697      11,911
 7/31/1996     11,792      11,261       11729      11,934
 8/31/1996     11,792      11,261       11710      11,898
 9/30/1996     12,066      11,523       11914      12,150
10/31/1996     12,372      11,815       12178      12,482
11/30/1996     12,670      12,099       12386      12,748
12/31/1996     12,522      11,959       12271      12,572
 1/31/1997     12,592      12,025       12309      12,590
 2/28/1997     12,671      12,101       12339      12,643
 3/31/1997     12,482      11,920       12203      12,446
 4/30/1997     12,619      12,051       12385      12,634
 5/31/1997     12,789      12,214       12502      12,777
 6/30/1997     13,014      12,428       12651      12,958
 7/31/1997     13,538      12,928       12992      13,433
 8/31/1997     13,307      12,708       12881      13,234
 9/30/1997     13,571      12,961       13071      13,466
10/31/1997     13,700      13,084       13261      13,637
11/30/1997     13,763      13,144       13322      13,713
12/31/1997     13,906      13,280       13456      13,859
 1/31/1998     14,090      13,456       13629      14,023
 2/28/1998     14,136      13,500       13618      14,019
 3/31/1998     14,223      13,583       13665      14,070
 4/30/1998     14,288      13,645       13736      14,159
 5/31/1998     14,434      13,784       13867      14,327
 6/30/1998     14,488      13,836       13984      14,433
 7/31/1998     14,450      13,799       14014      14,420
 8/31/1998     14,306      13,663       14242      14,487
 9/30/1998     14,859      14,191       14576      14,957
10/31/1998     14,703      14,041       14499      14,726
11/30/1998     14,995      14,320       14581      15,003
12/31/1998     15,018      14,342       14625      15,047
 1/31/1999     15,180      14,497       14729      15,196
 2/28/1999     14,873      14,204       14472      14,835
 3/31/1999     15,078      14,400       14552      14,940
 4/30/1999     15,198      14,514       14598      14,984
 5/31/1999     14,867      14,198       14470      14,783
 6/30/1999     14,772      14,107       14424      14,706
 7/31/1999     14,714      14,052       14363      14,625
 8/31/1999     14,655      13,996       14356      14,589
 9/30/1999     14,903      14,233       14522      14,748
10/31/1999     14,938      14,266       14576      14,815
11/30/1999     14,960      14,287       14575      14,831
12/31/1999     14,967      14,294       14505      14,753
 1/31/2000     14,905      14,234       14457      14,701
 2/29/2000     15,073      14,394       14632      14,837
 3/31/2000     15,279      14,591       14825      14,963
 4/30/2000     14,997      14,322       14782      14,832
 5/31/2000     14,887      14,217       14775      14,777
 6/30/2000     15,338      14,647       15083      15,148
 7/31/2000     15,428      14,734       15220      15,331
 8/31/2000     15,627      14,923       15440      15,531
 9/30/2000     15,650      14,946       15537      15,613
10/31/2000     15,561      14,861       15640      15,628
11/30/2000     15,708      15,002       15896      15,830
12/31/2000     16,074      15,350       16191      16,138
 1/31/2001     16,472      15,731       16456      16,579
 2/28/2001     16,635      15,887       16599      16,724
 3/31/2001     16,656      15,906       16682      16,827
 4/30/2001     16,562      15,816       16613      16,767
 5/31/2001     16,667      15,917       16713      16,921
 6/30/2001     16,671      15,921       16776      17,006
 7/31/2001     17,093      16,324       17151      17,450
 8/31/2001     17,283      16,505       17348      17,684
 9/30/2001     17,211      16,436       17550      17,658
10/31/2001     17,549      16,760       17917      18,097
11/30/2001     17,433      16,649       17670      17,939
12/31/2001     17,238      16,463       17558      17,816
 1/31/2002     17,199      16,425       17700      17,967
 2/28/2002     17,133      16,362       17872      18,103
 3/31/2002     16,945      16,183       17574      17,768
 4/30/2002     17,104      16,335       17915      18,016
 5/31/2002     17,248      16,471       18067      18,254
 6/30/2002     16,832      16,075       18224      18,284
 7/31/2002     16,637      15,889       18444      18,274
 8/31/2002     17,016      16,251       18755      18,748
 9/30/2002     17,073      16,304       19059      19,104
10/31/2002     16,976      16,212       18972      18,883
11/30/2002     17,299      16,521       18967      19,127
12/31/2002     17,728      16,930       19359      19,691
 1/31/2003     17,827      17,025       19375      19,755
 2/28/2003     18,085      17,271       19643      20,150
 3/31/2003     18,136      17,320       19628      20,165
 4/30/2003     18,408      17,580       19790      20,538
 5/31/2003     18,774      17,929       20159      21,186
 6/30/2003     18,804      17,958       20119      21,134
 7/31/2003     18,159      17,342       19443      20,232
 8/31/2003     18,333      17,508       19572      20,391
 9/30/2003     18,861      18,012       20090      21,103
10/31/2003     18,813      17,967       19902      20,878
11/30/2003     18,928      18,076       19950      20,974
12/31/2003     19,234      18,368       20153      21,208
 1/31/2004     19,398      18,525       20315      21,422
 2/29/2004     19,548      18,668       20535      21,692
 3/31/2004     19,694      18,802       20689      21,901

                                  Average Annual Total Returns -- March 31, 2004
--------------------------------------------------------------------------------

                                                                                         Since
                                            6 Months   1 Year   5 Years   10 Years     Inception
                                            --------   ------   -------   --------     ---------
Class A (Inception 11/7/73)

Net Asset Value/1/                             4.42%    8.59%     5.49%     7.01%          --
With Maximum Sales Charge/2/                  -0.30     3.69      4.51      6.52           --

Class B (Inception 9/13/93)

Net Asset Value/1/                             4.05     7.75      4.73      6.22           --
With CDSC/5/                                  -0.95     2.75      4.40      6.22           --

Class C (Inception 12/30/94)

Net Asset Value/1/                            4.05      7.75      4.70        --         6.75%
With CDSC/5/                                  3.05      6.75      4.70        --         6.75

Class Y (Inception 12/30/94)

Net Asset Value/1/                            4.52      8.97      5.93        --         8.01

--------------------------------------------------------------------------------

                                                                                         Since
                                                                                      Class C & Y
Comparative Performance                     6 Months   1 Year   5 Years   10 Years   Inception/7/
-----------------------                     --------   ------   -------   --------   ------------
Lehman Aggregate Bond Index/3/                2.98%     5.40%     7.29%     7.54%        8.18%
Lehman U.S. Credit Index/4/                   3.78      8.61      7.95      8.16         8.90
Lipper Int. Investment Grade Debt Avg./6/     2.79      5.43      6.45      6.71         7.31

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of any dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.cdcnvestfunds.com. Class Y shares are available to certain institutional investors only.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                                  Portfolio as of March 31, 2004
--------------------------------------------------------------------------------

                                                                 Credit Quality*

                                     [CHART]

                                    Pie chart

                             Aaa                  43.4%
                             Aa                    2.7%
                             A                     6.4%
                             Baa                  24.7%
                             Ba                   16.5%
                             B                     2.2%
                             Caa                   0.9%
                             Short term & other    3.2%

* Determined using the higher of the credit ratings assigned to each security by Moody's Investors Service, Inc. and Standard & Poor's (or, if unrated, of comparable quality as determined by Loomis Sayles).

                                                              Effective Maturity

                                     [CHART]

                                    Pie chart

Average Effective Maturity: 6.9 years

                             1year or less         3.2%
                             1-5 years            54.9%
                             5-10 years           29.1%
                             10+ years            12.8%

Notes to Charts

/1/  Does not include a sales charge.
/2/  Includes the maximum sales charge of 4.50%.
/3/ Lehman Aggregate Bond Index is an unmanaged index of investment-grade bonds with one- to ten-year maturities issued by the U.S. government, its agencies and U.S. corporations.
/4/ Lehman U.S. Credit Index is an unmanaged index that includes all publicly issued, fixed-rate, nonconvertible, dollar-denominated, SEC-registered, investment-grade corporate debt.
/5/ Performance for Class B shares assumes a maximum 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/6/ Lipper Intermediate Investment Grade Debt Funds Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Lipper Inc.
/7/ The since-inception comparative performance figures shown for each Class of fund shares are calculated as follows: Class C from 12/31/94; Class Y from 12/31/94.

--------------------------------------------------------------------------------
                    Loomis Sayles Government Securities Fund
--------------------------------------------------------------------------------

                                                               Portfolio Profile
--------------------------------------------------------------------------------

Objective:

Seeks a high level of current income consistent with safety of principal by investing in U.S. government securities

--------------------------------------------------------------------------------

Strategy:

Invests primarily in securities issued or guaranteed by the U.S. government or its agencies

--------------------------------------------------------------------------------

Fund Inception:

September 16, 1985

--------------------------------------------------------------------------------

Managers:

John Hyll
Clifton V. Rowe
Loomis, Sayles & Company, L.P.

--------------------------------------------------------------------------------

Symbols:

Class A   NEFUX
Class B   NEUBX
Class Y   NEUYX

--------------------------------------------------------------------------------

What You Should Know:

Fixed-income securities are subject to credit risk and interest rate risk; their value generally rises when prevailing interest rates fall and falls when rates rise. The fund also invests in real estate-related securities that are subject to prepayment risks, and U.S. government bonds that are guaranteed by the U.S. government; mutual funds that invest in these securities are not guaranteed.

                                                           Management Discussion
--------------------------------------------------------------------------------

Interest rates trended irregularly down during the six months ended March 31, 2004, causing prices of longer-term bonds to rise to a greater degree than shorter-term issues. High-quality government bonds also did not fare as well as corporate bonds, as investors sought higher returns from lower quality bonds.

For the first half of its fiscal year, Class A shares of Loomis Sayles Government Securities Fund provided a return of 2.02% at net asset value, including $0.22 in reinvested dividends. The Lehman Government Bond Index returned 2.49%, and the fund's new benchmark, the Lehman Long Government Bond Index, returned 4.16%. The benchmark was changed during the period because we believe the new index is more representative of the types of securities in which the fund may invest. Its higher weighting in mortgage-backed securities and shorter duration relative to its benchmarks were primarily responsible for the fund's underperformance. The fund's 30-day SEC yield at the end of March was 2.66%.

Fund's duration was trimmed in response to interest rate forecast

U.S. Treasury bonds maturing in 10 or more years were the best-performing sector within your fund's universe of government securities. As rates fell, Treasuries with longer maturities rose in value, reflecting investors' need for higher current income.

Although interest rates declined during the six-month period, we trimmed the fund's duration to approximately 7.5 years at the end of March from 8.6 years, in anticipation of rate increases in the future. Duration measures a fund's price sensitivity to changing interest rates. When interest rates decline, a long duration is typically a benefit, but it becomes a drawback when rising rates send bond prices lower. A shorter duration also gives the fund greater flexibility to invest in higher-yielding bonds as issues reach maturity.

Mortgage-backed holdings were disappointing

The fund's mortgage-backed securities lagged longer duration U.S. Treasuries as interest rates continued to fall, triggering fears that mortgage holders would refinance. Nonetheless, the fund continued to maintain its emphasis on mortgage-backed securities. Although they are regarded as riskier than Treasuries securities, they are backed by U.S. agencies and generally offer higher yields. In a declining interest-rate environment, however, prepayment concerns are typical, which can result in their underperformance relative to longer duration U.S. Treasuries.

Prices of some of our higher-coupon mortgage securities held up relatively well. Even though the market was concerned about prepayments, these higher-coupon mortgages were part of smaller pools and most prepayments had already occurred. For the most part, however, we traded out of higher-coupon mortgages in exchange for lower-coupon mortgages to enhance prepayment stability.

Economic expansion may lead to higher interest rates

We believe continued economic expansion will eventually lead to rising rates and falling bond prices. However, the opportunities to extend duration and earn additional income outweigh our concern for rising rates. In this environment, we believe income will be the key to performance. As a result, we are maintaining an emphasis on mortgage-backed securities because of their income advantage.

We expect the difference in yields between long- and short-term bonds to lessen somewhat - "flattening" the yield curve - as the economy continues to improve. However, the yield curve is likely to remain steep, historically speaking. Should signs begin to point to a flatter yield curve, we may implement a barbell maturity structure. A barbell structure allows us to reach for income on one end of the curve and provide some principal preservation on the opposite end.

--------------------------------------------------------------------------------
                    Loomis Sayles Government Securities Fund
--------------------------------------------------------------------------------

                                       Investment Results through March 31, 2004
--------------------------------------------------------------------------------

Performance in Perspective

The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

                                Growth of a $10,000 Investment in Class A Shares
--------------------------------------------------------------------------------

                      March 31, 1994 through March 31, 2004

                                     [CHART]

                                   Line chart

                           Class A      Lehman       Lehman
                          @ Maximum   Government      Long
   Month     Net Asset      Sales        Bond      Govt Bond
    End      Value (1)   Charge (2)    Index (3)   Index (4)
----------   ---------   ----------   ----------   ---------
 3/31/1994     10,000       9,550       10,000       10000
 4/30/1994      9,923       9,477        9,921        9881
 5/31/1994      9,918       9,472        9,909        9813
 6/30/1994      9,804       9,363        9,886        9717
 7/31/1994      9,935       9,488       10,068       10049
 8/31/1994      9,938       9,491       10,070        9972
 9/30/1994      9,800       9,359        9,928        9657
10/31/1994      9,799       9,358        9,920        9621
11/30/1994      9,743       9,304        9,902        9682
12/31/1994      9,767       9,327        9,962        9829
 1/31/1995      9,918       9,472       10,148       10085
 2/28/1995     10,145       9,689       10,366       10373
 3/31/1995     10,212       9,752       10,431       10463
 4/30/1995     10,316       9,852       10,567       10648
 5/31/1995     10,881      10,391       10,994       11470
 6/30/1995     10,948      10,456       11,078       11603
 7/31/1995     10,842      10,354       11,037       11415
 8/31/1995     10,959      10,465       11,167       11671
 9/30/1995     11,095      10,596       11,275       11888
10/31/1995     11,304      10,796       11,446       12219
11/30/1995     11,524      11,006       11,625       12533
12/31/1995     11,723      11,195       11,789       12867
 1/31/1996     11,768      11,238       11,862       12864
 2/29/1996     11,479      10,963       11,620       12239
 3/31/1996     11,351      10,840       11,523       11998
 4/30/1996     11,262      10,755       11,450       11796
 5/31/1996     11,203      10,699       11,430       11735
 6/30/1996     11,319      10,809       11,578       11988
 7/31/1996     11,339      10,829       11,606       11994
 8/31/1996     11,267      10,760       11,581       11842
 9/30/1996     11,465      10,949       11,773       12172
10/31/1996     11,735      11,207       12,032       12651
11/30/1996     11,975      11,436       12,241       13076
12/31/1996     11,814      11,282       12,116       12759
 1/31/1997     11,828      11,295       12,130       12668
 2/28/1997     11,835      11,302       12,146       12676
 3/31/1997     11,676      11,151       12,018       12352
 4/30/1997     11,819      11,287       12,191       12653
 5/31/1997     11,920      11,383       12,296       12795
 6/30/1997     12,086      11,542       12,434       13043
 7/31/1997     12,594      12,027       12,787       13810
 8/31/1997     12,310      11,756       12,661       13429
 9/30/1997     12,534      11,970       12,851       13794
10/31/1997     12,781      12,206       13,074       14257
11/30/1997     12,874      12,294       13,140       14448
12/31/1997     13,033      12,446       13,278       14689
 1/31/1998     13,216      12,622       13,476       14984
 2/28/1998     13,154      12,562       13,440       14879
 3/31/1998     13,146      12,554       13,478       14910
 4/30/1998     13,186      12,592       13,539       14967
 5/31/1998     13,352      12,751       13,678       15253
 6/30/1998     13,554      12,944       13,833       15607
 7/31/1998     13,528      12,919       13,855       15539
 8/31/1998     13,944      13,317       14,215       16227
 9/30/1998     14,327      13,683       14,598       16810
10/31/1998     14,148      13,511       14,548       16545
11/30/1998     14,228      13,587       14,553       16689
12/31/1998     14,208      13,569       14,586       16659
 1/31/1999     14,347      13,701       14,671       16811
 2/28/1999     13,794      13,173       14,322       16001
 3/31/1999     13,827      13,205       14,378       15955
 4/30/1999     13,873      13,248       14,411       15974
 5/31/1999     13,687      13,071       14,284       15729
 6/30/1999     13,527      12,918       14,255       15557
 7/31/1999     13,427      12,823       14,234       15473
 8/31/1999     13,327      12,727       14,234       15418
 9/30/1999     13,500      12,892       14,350       15526
10/31/1999     13,491      12,884       14,373       15536
11/30/1999     13,431      12,827       14,353       15435
12/31/1999     13,296      12,698       14,260       15205
 1/31/2000     13,310      12,711       14,280       15412
 2/29/2000     13,544      12,934       14,483       15863
 3/31/2000     13,842      13,219       14,738       16378
 4/30/2000     13,729      13,111       14,697       16241
 5/31/2000     13,680      13,065       14,706       16173
 6/30/2000     13,918      13,291       14,969       16539
 7/31/2000     14,049      13,416       15,113       16820
 8/31/2000     14,295      13,652       15,337       17210
 9/30/2000     14,239      13,598       15,381       17024
10/31/2000     14,368      13,721       15,528       17296
11/30/2000     14,697      14,036       15,833       17839
12/31/2000     15,011      14,335       16,149       18289
 1/31/2001     15,112      14,432       16,311       18337
 2/28/2001     15,303      14,615       16,497       18639
 3/31/2001     15,315      14,626       16,555       18544
 4/30/2001     15,093      14,414       16,386       18050
 5/31/2001     15,145      14,464       16,440       18072
 6/30/2001     15,170      14,488       16,515       18219
 7/31/2001     15,622      14,919       16,912       18896
 8/31/2001     15,796      15,085       17,122       19297
 9/30/2001     16,007      15,287       17,420       19445
10/31/2001     16,555      15,810       17,869       20434
11/30/2001     15,986      15,267       17,468       19452
12/31/2001     15,750      15,041       17,316       19084
 1/31/2002     15,905      15,189       17,429       19319
 2/28/2002     16,098      15,374       17,590       19548
 3/31/2002     15,647      14,943       17,207       18765
 4/30/2002     16,079      15,356       17,617       19482
 5/31/2002     16,190      15,462       17,723       19545
 6/30/2002     16,430      15,691       17,970       19904
 7/31/2002     16,821      16,064       18,365       20519
 8/31/2002     17,296      16,517       18,729       21428
 9/30/2002     17,748      16,950       19,168       22309
10/31/2002     17,496      16,709       19,014       21668
11/30/2002     17,313      16,534       18,850       21437
12/31/2002     17,853      17,050       19,307       22326
 1/31/2003     17,813      17,011       19,259       22250
 2/28/2003     18,218      17,399       19,569       22935
 3/31/2003     18,059      17,246       19,513       22657
 4/30/2003     18,144      17,327       19,604       22889
 5/31/2003     18,823      17,976       20,113       24193
 6/30/2003     18,619      17,781       20,007       23812
 7/31/2003     17,394      16,611       19,180       21629
 8/31/2003     17,603      16,811       19,288       22008
 9/30/2003     18,338      17,513       19,848       23173
10/31/2003     17,897      17,092       19,566       22526
11/30/2003     17,954      17,146       19,588       22630
12/31/2003     18,118      17,303       19,762       22909
 1/31/2004     18,310      17,486       19,926       23313
 2/29/2004     18,547      17,712       20,164       23780
 3/31/2004     18,708      17,863       20,342       24137

                                  Average Annual Total Returns -- March 31, 2004
--------------------------------------------------------------------------------

                                          6 Months   1 Year   5 Years   10 Years
                                          --------   ------   -------   --------
Class A (Inception 9/16/85)
Net Asset Value/1/                          2.02%     3.60%    6.23%      6.46%
With Maximum Sales Charge/2/               -2.57     -1.04     5.26       5.97

Class B (Inception 9/23/93)
Net Asset Value/1/                          1.65      2.91     5.46       5.69
With CDSC/6/                               -3.35     -2.08     5.14       5.69

Class Y (Inception 3/31/94)
Net Asset Value/1/                          1.88      3.58     6.52       6.76

--------------------------------------------------------------------------------

Comparative Performance                   6 Months   1 Year   5 Years   10 Years
-----------------------                   --------   ------   -------   --------
Lehman Government Bond Index/3/             2.49%     4.24%    7.19%      7.36%
Lehman Long Government Index/4/             4.16      6.53     8.63       9.21
Lipper General Government Funds Avg./5/     2.11      2.98     5.94       6.27

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.cdcnvestfunds.com. Performance history includes periods from a predecessor fund. Class Y shares are available to certain institutional investors only.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                                  Portfolio as of March 31, 2004
--------------------------------------------------------------------------------

                                                                   Portfolio Mix

                                    [CHART]

                                    Pie chart

                             Treasuries            81.4%
                             Mortgage-backed       15.5%
                             Government agencies    0.9%
                             Short-term & other     2.2%

                                                              Effective Maturity

                                    [CHART]

                                    Pie chart

                             1 year or less         1.3%
                             1-5 years             16.9%
                             5-10 years            17.2%
                             10+ years             64.5%

                     Average Effective Maturity: 11.6 years

Notes to Charts

/1/  Does not include a sales charge.
/2/  Includes the maximum sales charge of 4.50%.
/3/ Lehman Government Bond Index is an unmanaged index of public debt of the U.S. Treasury, government agencies, and their obligations.
/4/ Lehman Long Government Bond Index is an unmanaged index of U.S. Treasury public debt and their obligations with a maturity of 10 years or more.
/5/ Lipper General Government Funds Average is the average performance without sales charge of funds with similar investment objectives, as calculated by Lipper Inc.
/6/ Performance for Class B shares assumes a maximum 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%.

--------------------------------------------------------------------------------
                         Loomis Sayles High Income Fund
--------------------------------------------------------------------------------

                                                               Portfolio Profile
--------------------------------------------------------------------------------

Objective:

Seeks high current income plus the opportunity for capital appreciation to produce a high total return

--------------------------------------------------------------------------------

Strategy:

Invests primarily in lower-quality fixed-income securities

--------------------------------------------------------------------------------

Fund Inception:

February 22, 1984

--------------------------------------------------------------------------------

Managers:

Kathleen C. Gaffney
Matthew J. Eagan
Loomis, Sayles & Company, L.P.

--------------------------------------------------------------------------------

Symbols:

Class A    NEFHX
Class B    NEHBX
Class C    NEHCX

--------------------------------------------------------------------------------

What You Should Know:

Fixed-income securities are subject to credit risk and interest rate risk; their value generally rises when prevailing interest rates fall and falls when rates rise. This fund emphasizes lower-rated, high-yield bonds that may involve extra risks. It also invests in foreign securities which have special risks, including political, economic, regulatory and currency risks.

                                                           Management Discussion
--------------------------------------------------------------------------------

Gathering strength in the U.S. economy helped boost corporate profits, increasing investor demand for corporate bonds across all rating categories, especially high-yield issues. However, after spectacular performance last year, gains for high-yield bonds were more modest during the first quarter of 2004.

For the six months ended March 31, 2004, the total return on Loomis Sayles High Income Fund's Class A shares at net asset value was 8.85%, including $0.17 per share in reinvested dividends. The fund's benchmark, the Lehman High Yield Composite Index, returned 8.39% for the same period. At the end of March 2004, the fund's 30-day SEC yield was 5.55%.

Improving credit quality, good security selection, aided returns

Successful security selection within high-yield bond sectors was the primary driver of the fund's solid results. Our strategy of structuring the portfolio to take advantage of improvements in credit quality was particularly beneficial during this period. The economic recovery allowed many bond issuers in the lower rating categories to shore up their balance sheets. The lowest default rates in several years also helped boost demand for high-yield issues. Convertible bonds
- those that can be converted into common stock under specified conditions - aided performance, as did holdings in international and emerging markets.

Technology, telecom and chemicals among strongest sectors

Technology was one of the fund's best-performing sectors, with domestic and overseas issuers in wire telephony and chemical companies also making important contributions. Steadily improving business conditions and competitive pressures encouraged corporations to invest in new technology and upgrade existing systems after years of deferral. In telecommunications, bonds and convertibles of network specialist Lucent Technology benefited from restructuring and cost reduction efforts, an improving earnings outlook and a ratings upgrade by Standard & Poor's. Lucent also won a major fiber-optic contract with Verizon. London-based Colt Telecom, which operates fiber-optic networks in Europe, continued to increase revenues and reduce capital outlays. We sold the fund's Colt holdings when valuations reached our target. Bonds of Philippine Long Distance Telephone also contributed. In chemicals, fertilizer giant IMC Global is benefiting from growth in world agriculture, as well as from its announced plans to merge with Cargill.

Oil services and airlines hurt

Bonds of Trico Marine Services fell in the wake of disappointing earnings tied to reduced offshore drilling activity and weak demand in the North Sea and Gulf of Mexico. Delta Airline's bonds fell after a ratings downgrade by Standard & Poor's. We took advantage of price declines to add to both positions during the period.

Positioned for a changing environment

We believe that economic growth will continue, further benefiting lower-rated issues. In fact, we think high-income bonds may offer some of the best returns in 2004, based on extra income and the potential for cyclical gains. However, we also expect interest rates to rise at some point as the economy continues to expand, and rising rates are a potential negative for bond prices. To try to mitigate that risk, we have been selling BBB-rated bonds because they are more sensitive to changes in rates than are bonds of lower-rated issuers. As part of that strategy, we are adding to longer maturity holdings in BB-rated issues to capture favorable current yields and because their prices are affected more by their issuers' earnings and credit quality than by interest-rate trends. Our research-driven investment selection process is key to seeking attractive values among high-yield issuers whose fundamentals may improve in the months ahead, including some that may have potential for ratings upgrades.

--------------------------------------------------------------------------------
                         Loomis Sayles High Income Fund
--------------------------------------------------------------------------------

                                       Investment Results through March 31, 2004
--------------------------------------------------------------------------------

Performance in Perspective

The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

                                Growth of a $10,000 Investment in Class A Shares
--------------------------------------------------------------------------------

                     March 31, 1994 through March 31, 2004

                                     [CHART]

                                   Line chart

                          Class A       Lehman
                         @ Maximum    High Yield
  Month      Net Asset     Sales       Composite
   End       Value (1)   Charge (2)      Index
----------   ---------   ----------   ----------
 3/31/1994     10,000       9,550       10,000
 4/30/1994      9,837       9,395        9,931
 5/31/1994      9,878       9,434        9,937
 6/30/1994      9,919       9,473        9,967
 7/31/1994      9,857       9,414       10,052
 8/31/1994      9,815       9,374       10,123
 9/30/1994      9,836       9,394       10,124
10/31/1994      9,820       9,378       10,148
11/30/1994      9,665       9,230       10,020
12/31/1994      9,690       9,254       10,094
 1/31/1995      9,761       9,322       10,230
 2/28/1995     10,014       9,563       10,581
 3/31/1995     10,079       9,625       10,695
 4/30/1995     10,278       9,816       10,967
 5/31/1995     10,468       9,997       11,275
 6/30/1995     10,455       9,985       11,346
 7/31/1995     10,635      10,156       11,490
 8/31/1995     10,642      10,163       11,525
 9/30/1995     10,696      10,215       11,667
10/31/1995     10,739      10,256       11,739
11/30/1995     10,759      10,275       11,843
12/31/1995     10,832      10,344       12,029
 1/31/1996     11,030      10,533       12,240
 2/29/1996     11,106      10,606       12,250
 3/31/1996     11,084      10,585       12,242
 4/30/1996     11,217      10,712       12,269
 5/31/1996     11,338      10,828       12,343
 6/30/1996     11,410      10,897       12,445
 7/31/1996     11,521      11,002       12,503
 8/31/1996     11,657      11,133       12,638
 9/30/1996     12,016      11,475       12,942
10/31/1996     11,990      11,451       13,042
11/30/1996     12,237      11,687       13,302
12/31/1996     12,443      11,883       13,394
 1/31/1997     12,453      11,892       13,517
 2/28/1997     12,889      12,309       13,742
 3/31/1997     12,718      12,146       13,544
 4/30/1997     12,789      12,214       13,676
 5/31/1997     13,214      12,620       13,980
 6/30/1997     13,300      12,701       14,173
 7/31/1997     13,663      13,048       14,563
 8/31/1997     13,750      13,131       14,530
 9/30/1997     14,160      13,522       14,818
10/31/1997     14,036      13,404       14,831
11/30/1997     14,224      13,584       14,972
12/31/1997     14,357      13,711       15,104
 1/31/1998     14,572      13,916       15,376
 2/28/1998     14,552      13,897       15,466
 3/31/1998     14,702      14,041       15,611
 4/30/1998     14,782      14,117       15,673
 5/31/1998     14,758      14,094       15,727
 6/30/1998     14,809      14,143       15,784
 7/31/1998     14,786      14,121       15,873
 8/31/1998     13,761      13,141       14,997
 9/30/1998     13,630      13,017       15,065
10/31/1998     13,345      12,744       14,757
11/30/1998     14,303      13,660       15,369
12/31/1998     14,112      13,477       15,386
 1/31/1999     14,430      13,781       15,614
 2/28/1999     14,522      13,868       15,522
 3/31/1999     14,756      14,092       15,670
 4/30/1999     15,074      14,396       15,974
 5/31/1999     14,704      14,043       15,758
 6/30/1999     14,663      14,003       15,724
 7/31/1999     14,604      13,947       15,787
 8/31/1999     14,377      13,730       15,613
 9/30/1999     14,283      13,640       15,500
10/31/1999     14,412      13,763       15,398
11/30/1999     14,507      13,854       15,577
12/31/1999     14,677      14,017       15,754
 1/31/2000     14,515      13,861       15,686
 2/29/2000     14,580      13,924       15,716
 3/31/2000     14,140      13,503       15,386
 4/30/2000     14,131      13,495       15,410
 5/31/2000     13,737      13,119       15,252
 6/30/2000     14,153      13,516       15,563
 7/31/2000     14,237      13,597       15,682
 8/31/2000     14,181      13,543       15,789
 9/30/2000     13,887      13,262       15,651
10/31/2000     13,195      12,601       15,150
11/30/2000     12,099      11,554       14,550
12/31/2000     12,316      11,761       14,831
 1/31/2001     13,746      13,127       15,942
 2/28/2001     13,677      13,061       16,154
 3/31/2001     12,978      12,394       15,774
 4/30/2001     12,579      12,013       15,577
 5/31/2001     12,613      12,045       15,858
 6/30/2001     11,889      11,354       15,413
 7/31/2001     12,123      11,578       15,640
 8/31/2001     12,030      11,489       15,824
 9/30/2001     10,936      10,444       14,761
10/31/2001     10,815      10,328       15,126
11/30/2001     11,166      10,663       15,678
12/31/2001     11,004      10,509       15,614
 1/31/2002     11,072      10,574       15,722
 2/28/2002     10,735      10,252       15,503
 3/31/2002     11,024      10,528       15,876
 4/30/2002     10,934      10,442       16,130
 5/31/2002     10,775      10,290       16,040
 6/30/2002     10,004       9,554       14,858
 7/31/2002      9,330       8,910       14,209
 8/31/2002      9,657       9,223       14,614
 9/30/2002      9,298       8,880       14,422
10/31/2002      9,294       8,875       14,296
11/30/2002      9,912       9,466       15,182
12/31/2002     10,029       9,578       15,394
 1/31/2003     10,242       9,781       15,907
 2/28/2003     10,385       9,918       16,103
 3/31/2003     10,653      10,174       16,566
 4/30/2003     11,269      10,762       17,549
 5/31/2003     11,465      10,949       17,730
 6/30/2003     11,713      11,186       18,240
 7/31/2003     11,480      10,964       18,039
 8/31/2003     11,603      11,081       18,247
 9/30/2003     11,983      11,444       18,746
10/31/2003     12,238      11,688       19,124
11/30/2003     12,494      11,932       19,414
12/31/2003     12,828      12,251       19,854
 1/31/2004     13,027      12,441       20,233
 2/29/2004     12,970      12,387       20,182
 3/31/2004     13,041      12,459       20,319

                                  Average Annual Total Returns -- March 31, 2004
--------------------------------------------------------------------------------

                                                                                         Since
                                          6 Months   1 Year   5 Years   10 Years/6/   Inception/6/
                                          --------   ------   -------   -----------   ------------
Class A (Inception 2/22/84)
Net Asset Value/1/                          8.85%    22.44%    -2.44%       2.69%          --
With Maximum Sales Charge/2/                3.93     16.99     -3.34        2.22           --
Class B (Inception 9/20/93)

Net Asset Value/1/                          8.45     21.25     -3.17        1.96           --
With CDSC/7/                                3.45     16.25     -3.42        1.96           --
Class C (Inception 3/2/98)

Net Asset Value/1/                          8.45     21.25     -3.17          --        -2.55%
With CDSC/7/                                7.45     20.25     -3.17          --        -2.55
--------------------------------------------------------------------------------------------------

                                                                                       Since
                                                                                      Class C
Comparative Performance                   6 Months   1 Year   5 Years   10 Years   Inception/7/
-----------------------                   --------   ------   -------   --------   ------------
Lehman High Yield Composite Index/3/        8.39%    22.66%     5.33%     7.35%        4.49%
Lipper High Current Yield Funds Avg./5/     7.56     19.71      3.47      5.29         2.23

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.cdcnvestfunds.com. Performance history includes periods from a predecessor fund.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                                  Portfolio as of March 31, 2004
--------------------------------------------------------------------------------

                                                                 Credit Quality*
                                     [CHART]

                                    Pie chart

                             Baa                   4.8%
                             Ba                   47.1%
                             B                    32.4%
                             Caa                  13.1%
                             Short term & other    2.6%

*Determined using the higher of the credit ratings assigned to each security by Moody's Investors Service, Inc. and Standard & Poor's (or, if unrated, of comparable quality as determined by Loomis Sayles).

                                                              Effective Maturity
                                     [CHART]

                                    Pie chart

                             1 year or less    3.7%
                             1-5 years        30.9%
                             5-10 years       32.5%
                             10+ years        32.9%

Notes to Charts

/1/  Does not include a sales charge.
/2/  Includes the maximum sales charge of 4.50%.
/3/ Lehman High Yield Composite Index is a market-weighted, unmanaged index of fixed-rate, non-investment grade debt.
/4/ Performance for Class B shares assumes a maximum 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/5/ Lipper High Current Yield Funds Average is the average performance without sales charge of funds with similar investment objectives, as calculated by Lipper Inc.
/6/ Fund performance has been increased by expense waivers, without which performance would have been lower.
/7/ The since-inception comparative performance figures shown for Class C shares are calculated from 3/31/98.

--------------------------------------------------------------------------------
             Loomis Sayles Limited Term Government and Agency Fund
--------------------------------------------------------------------------------

                                                               Portfolio Profile
--------------------------------------------------------------------------------

Objective:

Seeks a high current return consistent with preservation of capital

--------------------------------------------------------------------------------

Strategy:

Invests primarily in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

--------------------------------------------------------------------------------

Fund Inception:

January 3, 1989

--------------------------------------------------------------------------------

Managers:

John Hyll
Clifton V. Rowe
Loomis, Sayles & Company, L.P.

--------------------------------------------------------------------------------

Symbols:

Class A   NEFLX
Class B   NELBX
Class C   NECLX
Class Y   NELYX

--------------------------------------------------------------------------------

What You Should Know:

Fixed-income securities are subject to credit risk and interest rate risk; their value generally rises when prevailing interest rates fall and falls when rates rise. Securities, issued by the U.S. government are guaranteed by the U.S. government if held to maturity; mutual funds that invest in these securities are not guaranteed. Securities issued by U.S. government agencies may not be government guaranteed.

                                                           Management Discussion
--------------------------------------------------------------------------------

Interest rates trended irregularly down during the six-months ended March 31, 2004. This was most evident on the longer end of the yield curve, causing prices of longer-term securities to rise. Although longer-term bonds benefited the most from falling rates, the fund's intermediate-term issues - those with three- to five-year maturities - also contributed to price gains.

For the first half of its fiscal year, Loomis Sayles Limited Term Government and Agency Fund delivered a total return of 1.86% for Class A shares at net asset value, including $0.23 in reinvested dividends. The fund's benchmark, the Lehman Intermediate Government Bond Index, had a slight lead on the fund with a return of 2.00%. As of March 31, 2004, the fund's 30-day SEC yield on Class A shares was 2.45%.

Fund focused on yields from mortgage-backed securities

Yields on U.S. Treasuries and other top-quality securities remained at historically low levels throughout the period. As a result, investors turned to government agency and mortgage-backed securities for some additional income. Despite generally declining interest rates throughout the six-month period, mortgage-backed securities enjoyed a yield advantage relative to other government sectors as well as modest price appreciation due to diminishing prepayment concerns.

The fund continued to emphasize mortgage-backed holdings, including FNMAs (Federal National Mortgage Association, "Fannie Maes"), because they offer a higher yield than government securities, although they are regarded as higher risk. Together with FNMAs, GNMAs (Government National Mortgage Association, "Ginnie Maes," which are backed by the U.S. government) accounted for a substantial portion of the portfolio during the period. Toward the end of the period these securities began to weaken as concern mounted that the Federal Reserve Board might raise interest rates, so we began to trim the fund's holdings. However, the fund continues to emphasize mortgage securities because of their potential for higher returns over the long term.

Treasuries were underweighted

We maintained the fund's underweighted position in U.S. Treasury securities during the period, which worked to the fund's advantage because their meager yields could not keep up with Agency bonds and mortgage-backed securities. The fund also maintained a slightly longer duration than its peer group. As interest rates filtered down, longer-term securities benefited more than shorter-term issues.

Outlook is for rising interest rates

Looking ahead, we believe continued economic expansion will eventually lead to rising rates and falling bond prices. Current interest rate levels are still extremely low by historic standards. However, the opportunities to extend duration and earn additional income outweigh our concern for rising rates. In this environment, we believe income will be the key to performance. As a result, we are maintaining an emphasis on mortgage-backed securities because of their income advantage.

In addition, we expect the difference in yields between long- and short-term bonds to lessen somewhat - "flattening" the yield curve - as the economy continues to improve and the possibility of interest rate hikes becomes greater. However, the yield curve is likely to remain steep, historically speaking. Should signs begin to point to a flatter yield curve, we may implement a barbell maturity structure. A barbell structure focuses on bonds at opposite ends of the maturity spectrum to reach a specific duration target, allowing us to reach for income on one end of the curve and provide some principal preservation on the opposite end.

--------------------------------------------------------------------------------
             Loomis Sayles Limited Term Government and Agency Fund
--------------------------------------------------------------------------------

                                       Investment Results through March 31, 2004
--------------------------------------------------------------------------------

Performance in Perspective

The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

                                Growth of a $10,000 Investment in Class A Shares
--------------------------------------------------------------------------------

                                    [CHART]

                                   Line chart

                     March 31, 1994 through March 31, 2004

                           Class A       Lehman
                          @ Maximum   Intermediate
   Month     Net Asset      Sales      Gov't Bond
    End      Value (1)   Charge (2)     Index (3)
----------   ---------   ----------   ------------
 3/31/1994     10,000       9,700        10,000
 4/30/1994      9,942       9,644         9,935
 5/31/1994      9,942       9,644         9,942
 6/30/1994      9,934       9,636         9,944
 7/31/1994     10,018       9,717        10,075
 8/31/1994     10,043       9,742        10,104
 9/30/1994      9,967       9,668        10,021
10/31/1994      9,967       9,668        10,023
11/30/1994      9,932       9,634         9,978
12/31/1994      9,939       9,641        10,011
 1/31/1995     10,072       9,770        10,174
 2/28/1995     10,215       9,908        10,370
 3/31/1995     10,243       9,936        10,427
 4/30/1995     10,344      10,034        10,548
 5/31/1995     10,634      10,315        10,845
 6/30/1995     10,680      10,360        10,914
 7/31/1995     10,675      10,355        10,920
 8/31/1995     10,768      10,445        11,010
 9/30/1995     10,836      10,510        11,084
10/31/1995     10,985      10,655        11,205
11/30/1995     11,117      10,783        11,342
12/31/1995     11,233      10,896        11,454
 1/31/1996     11,295      10,956        11,550
 2/29/1996     11,160      10,825        11,428
 3/31/1996     11,089      10,757        11,376
 4/30/1996     11,061      10,729        11,343
 5/31/1996     11,023      10,692        11,337
 6/30/1996     11,109      10,776        11,452
 7/31/1996     11,133      10,799        11,487
 8/31/1996     11,128      10,795        11,501
 9/30/1996     11,270      10,932        11,649
10/31/1996     11,451      11,107        11,840
11/30/1996     11,594      11,246        11,983
12/31/1996     11,501      11,156        11,919
 1/31/1997     11,549      11,203        11,964
 2/28/1997     11,564      11,217        11,984
 3/31/1997     11,504      11,159        11,916
 4/30/1997     11,605      11,257        12,050
 5/31/1997     11,676      11,326        12,144
 6/30/1997     11,788      11,435        12,248
 7/31/1997     11,983      11,624        12,474
 8/31/1997     11,963      11,604        12,426
 9/30/1997     12,087      11,725        12,561
10/31/1997     12,223      11,856        12,707
11/30/1997     12,244      11,876        12,735
12/31/1997     12,336      11,966        12,839
 1/31/1998     12,516      12,140        13,007
 2/28/1998     12,487      12,112        12,993
 3/31/1998     12,466      12,092        13,033
 4/30/1998     12,514      12,139        13,096
 5/31/1998     12,595      12,217        13,186
 6/30/1998     12,687      12,307        13,274
 7/31/1998     12,704      12,323        13,325
 8/31/1998     12,907      12,519        13,577
 9/30/1998     13,275      12,877        13,894
10/31/1998     13,147      12,752        13,917
11/30/1998     13,107      12,714        13,875
12/31/1998     13,134      12,740        13,929
 1/31/1999     13,204      12,808        13,991
 2/28/1999     13,053      12,661        13,799
 3/31/1999     13,114      12,720        13,890
 4/30/1999     13,152      12,758        13,928
 5/31/1999     13,054      12,663        13,842
 6/30/1999     12,969      12,580        13,863
 7/31/1999     12,907      12,520        13,865
 8/31/1999     12,902      12,515        13,884
 9/30/1999     13,049      12,658        14,003
10/31/1999     13,074      12,682        14,031
11/30/1999     13,087      12,694        14,041
12/31/1999     13,046      12,654        13,996
 1/31/2000     12,989      12,600        13,949
 2/29/2000     13,104      12,711        14,065
 3/31/2000     13,266      12,868        14,225
 4/30/2000     13,224      12,827        14,220
 5/31/2000     13,230      12,833        14,258
 6/30/2000     13,419      13,016        14,484
 7/31/2000     13,486      13,082        14,580
 8/31/2000     13,628      13,219        14,744
 9/30/2000     13,733      13,321        14,873
10/31/2000     13,783      13,369        14,975
11/30/2000     13,970      13,551        15,194
12/31/2000     14,133      13,709        15,462
 1/31/2001     14,313      13,883        15,668
 2/28/2001     14,420      13,987        15,812
 3/31/2001     14,511      14,075        15,927
 4/30/2001     14,482      14,047        15,876
 5/31/2001     14,554      14,117        15,942
 6/30/2001     14,564      14,128        15,993
 7/31/2001     14,836      14,391        16,291
 8/31/2001     14,934      14,486        16,436
 9/30/2001     15,168      14,713        16,787
10/31/2001     15,395      14,933        17,049
11/30/2001     15,195      14,739        16,845
12/31/2001     15,103      14,650        16,764
 1/31/2002     15,184      14,728        16,836
 2/28/2002     15,335      14,875        16,975
 3/31/2002     15,114      14,661        16,720
 4/30/2002     15,391      14,929        17,032
 5/31/2002     15,495      15,030        17,151
 6/30/2002     15,651      15,181        17,366
 7/31/2002     15,875      15,399        17,693
 8/31/2002     16,031      15,550        17,895
 9/30/2002     16,176      15,690        18,202
10/31/2002     16,211      15,724        18,190
11/30/2002     16,136      15,652        18,046
12/31/2002     16,337      15,847        18,380
 1/31/2003     16,329      15,839        18,339
 2/28/2003     16,471      15,977        18,546
 3/31/2003     16,460      15,966        18,550
 4/30/2003     16,488      15,993        18,602
 5/31/2003     16,589      16,091        18,894
 6/30/2003     16,559      16,063        18,863
 7/31/2003     16,214      15,728        18,405
 8/31/2003     16,268      15,780        18,438
 9/30/2003     16,539      16,042        18,838
10/31/2003     16,423      15,930        18,653
11/30/2003     16,467      15,973        18,655
12/31/2003     16,582      16,084        18,800
 1/31/2004     16,654      16,154        18,902
 2/29/2004     16,782      16,279        19,082
 3/31/2004     16,860      16,360        19,215

                                  Average Annual Total Returns -- March 31, 2004
--------------------------------------------------------------------------------

                                                                          Since
                               6 Months   1 Year   5 Years   10 Years   Inception
                               --------   ------   -------   --------   ---------
Class A (Inception 1/3/89)

Net Asset Value/1/               1.86%     2.35%    5.14%      5.35%        --
With Maximum Sales Charge/2/    -1.23     -0.71     4.49       5.04         --

Class B (Inception 9/27/93)

Net Asset Value/1/               1.53      1.68     4.45       4.67         --
With CDSC/4/                    -3.46     -3.23     4.11       4.67         --

Class C (Inception 12/30/94)

Net Asset Value/1/               1.62      1.77     4.46         --       5.10%
With CDSC/4/                     0.62      0.79     4.46         --       5.10

Class Y (Inception 3/31/94)
Net Asset Value/1/               2.00      2.76     5.56       5.76         --
--------------------------------------------------------------------------------

                                                                            Since
                                                                           Class C
Comparative Performance        6 Months   1 Year   5 Years   10 Years   Inception/6/
-----------------------        --------   ------   -------   --------   ------------
Lehman Int. Govt. Bond
   Index/3/                      2.00%     3.58%    6.71%      6.75%        7.30%
Lipper Short Int. U.S. Govt.
   Funds Avg./5/                 1.53      2.35     5.57       5.79         6.30

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.cdcnvestfunds.com. Performance history includes periods from a predecessor fund. Class Y shares are available to certain institutional investors only.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                                  Portfolio as of March 31, 2004
--------------------------------------------------------------------------------

                                                                   Portfolio Mix

                                    [CHART]

                                   Pie chart

                             Mortgage-backed           54.0%
                             Government agencies       25.2%
                             Treasuries                12.1%
                             Asset-backed securities    4.0%
                             Supranational              3.3%
                             Short-term and other       1.4%

                                                              Effective Maturity

                                    [CHART]

                                   Pie chart

                             1 year or less             1.0%
                             1-5 years                 79.1%
                             5-10 years                19.9%

                      Average Effective Maturity: 4 years

Notes to Charts

/1/  Does not include a sales charge.
/2/  Includes the maximum sales charge of 3.00%.
/3/ Lehman Intermediate Government Bond Index is an unmanaged index of bonds issued by the U.S. government and its agencies with maturities between one and ten years.
/4/ Performance for Class B shares assumes a maximum 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/5/ Lipper Short Intermediate U.S. Government Funds Average is the average performance without sales charge of funds with similar investment objectives as calculated by Lipper Inc.
/6/ The since-inception comparative performance figures shown for Class C shares are calculated from 12/31/94.

--------------------------------------------------------------------------------
                Loomis Sayles Massachusetts Tax Free Income Fund
--------------------------------------------------------------------------------

                                                               Portfolio Profile
--------------------------------------------------------------------------------

Objective:

Seeks to maintain a high level of current income exempt from federal and Massachusetts personal income taxes

--------------------------------------------------------------------------------

Strategy:

Invests primarily in Massachusetts municipal bonds, including general obligation bonds and issues secured by specific revenue streams

--------------------------------------------------------------------------------

Inception Date:

March 23, 1984

--------------------------------------------------------------------------------

Manager:

Martha A. Strom
Robert Payne
Loomis, Sayles & Company, L.P.

--------------------------------------------------------------------------------

Symbols:

Class A   NEFMX
Class B   NEMBX

--------------------------------------------------------------------------------

What You Should Know:

Fixed-income securities are subject to credit risk and interest rate risk; their value generally rises when prevailing interest rates fall and falls when rates rise. This fund concentrates in a single geographic region, which can affect your fund's performance. Some income may be subject to federal and state taxes. Capital gains are fully taxable.

                                                           Management Discussion
--------------------------------------------------------------------------------

Municipal bonds outperformed both Treasuries and corporate bonds during the six months ended March 31, 2004. Investor demand for municipal bonds was fairly steady throughout most of the period until interest rates dropped so low that investors found the market less attractive. Long-term bonds and lower-quality, higher-yielding bonds performed better than lower-yielding issues, as investors reached for as much yield as possible. This benefited prices on the lower end of the quality spectrum, narrowing the price difference between lower- and higher-quality issues. Diminished supply also helped boost municipal bond prices during the period.

Loomis Sayles Massachusetts Tax Free Income Fund's total return for the six months ended March 31, 2004, was 3.86% based on the net asset value of Class A Shares and $0.32 in dividends reinvested during the period, while the Lehman Municipal Bond Index returned 3.12%.

As of March 31, 2004, the fund's 30-day SEC yield on Class A shares was 3.08% - equivalent to a taxable yield of 5.01% based on the 38.45% combined maximum federal and state income tax rates.

Healthcare and Higher Education Were Top-performing Sectors

The fund's emphasis on revenue bonds - backed by fees generated by institutions rather than by tax receipts - contributed to the fund's positive performance. Many of these bonds had performed poorly in the past, but low interest rates and improving economic numbers encouraged investors to seek higher yields. Examples of strong performers in the fund's portfolio include municipal bonds issued on behalf of the Massachusetts State Development Finance Agency for Concord Assabet Family Services, which we sold; Massachusetts State Health & Educational Facilities for Nichols College; and Massachusetts State Development Finance Agency for Mount Holyoke College.

Housing and Lease-backed Sectors Were Lackluster Performers

The fund's performance in these sectors was weaker, largely due to early calls in the housing sector as well as some specific credit problems. Examples in the portfolio include Massachusetts State Housing Finance Agency Single Family Housing bonds, which experienced early calls, limiting any upward price movements. Declining profits have troubled Massachusetts State Health & Educational Facilities Authority for Milton Hospital, although management is responding by improving operations and reducing expenses. Massachusetts State Development Finance Agency Lease revenue bonds issued for University Visual & Performing Arts Project experienced a rating downgrade when doubts arose about the state's commitment to continue funding non-essential programs.

Fund is Positioned for a Rising Interest Rate Environment

The fund's longer average maturity structure helped performance during the six-month period, as bonds with longer maturities outperformed shorter-term issues. We continue to emphasize yield, most notably in the healthcare sector. However, when interest rates rise, bond prices decline, so the fund also continues to emphasize bonds selling at a premium to their par value. These issues have a tendency to experience less price erosion in a rising interest rate environment. Although we expect some near-term price weakness in municipals versus Treasury issues, ultimately we expect the tax-exempt market to perform well.

--------------------------------------------------------------------------------
                Loomis Sayles Massachusetts Tax Free Income Fund
--------------------------------------------------------------------------------

                                       Investment Results through March 31, 2004
--------------------------------------------------------------------------------

Performance in Perspective

The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

                                Growth of a $10,000 Investment in Class A Shares
--------------------------------------------------------------------------------

                      March 31, 1994 through March 31, 2004

                                     [CHART]

                                   Line chart

                           Class A      Lehman
                          @ Maximum   Municipal
   Month     Net Asset      Sales        Bond
    End      Value (1)   Charge (2)   Index (3)
----------   ---------   ----------   ---------
 3/31/1994     10,000       9,575       10,000
 4/30/1994     10,027       9,601       10,085
 5/31/1994     10,120       9,690       10,172
 6/30/1994     10,030       9,604       10,110
 7/31/1994     10,226       9,791       10,295
 8/31/1994     10,247       9,811       10,331
 9/30/1994     10,076       9,648       10,180
10/31/1994      9,833       9,415        9,999
11/30/1994      9,596       9,188        9,818
12/31/1994      9,870       9,450       10,034
 1/31/1995     10,206       9,772       10,321
 2/28/1995     10,539      10,091       10,621
 3/31/1995     10,615      10,164       10,743
 4/30/1995     10,631      10,179       10,756
 5/31/1995     10,967      10,501       11,099
 6/30/1995     10,797      10,338       11,002
 7/31/1995     10,873      10,410       11,106
 8/31/1995     11,002      10,535       11,247
 9/30/1995     11,079      10,608       11,318
10/31/1995     11,264      10,786       11,483
11/30/1995     11,485      10,997       11,673
12/31/1995     11,630      11,136       11,785
 1/31/1996     11,667      11,171       11,874
 2/29/1996     11,551      11,060       11,794
 3/31/1996     11,407      10,922       11,644
 4/30/1996     11,374      10,890       11,611
 5/31/1996     11,389      10,905       11,606
 6/30/1996     11,497      11,008       11,733
 7/31/1996     11,584      11,091       11,839
 8/31/1996     11,578      11,086       11,836
 9/30/1996     11,759      11,259       12,001
10/31/1996     11,883      11,377       12,137
11/30/1996     12,086      11,573       12,359
12/31/1996     12,007      11,496       12,307
 1/31/1997     12,028      11,517       12,331
 2/28/1997     12,143      11,627       12,444
 3/31/1997     12,006      11,495       12,278
 4/30/1997     12,103      11,589       12,381
 5/31/1997     12,275      11,754       12,567
 6/30/1997     12,403      11,876       12,701
 7/31/1997     12,756      12,214       13,053
 8/31/1997     12,638      12,101       12,930
 9/30/1997     12,806      12,262       13,084
10/31/1997     12,868      12,322       13,168
11/30/1997     12,946      12,396       13,245
12/31/1997     13,125      12,567       13,439
 1/31/1998     13,231      12,669       13,577
 2/28/1998     13,213      12,651       13,581
 3/31/1998     13,176      12,616       13,593
 4/30/1998     13,129      12,571       13,532
 5/31/1998     13,332      12,765       13,746
 6/30/1998     13,379      12,810       13,800
 7/31/1998     13,386      12,817       13,835
 8/31/1998     13,599      13,021       14,049
 9/30/1998     13,750      13,165       14,224
10/31/1998     13,694      13,112       14,224
11/30/1998     13,718      13,135       14,273
12/31/1998     13,770      13,185       14,309
 1/31/1999     13,928      13,336       14,479
 2/28/1999     13,865      13,275       14,416
 3/31/1999     13,848      13,260       14,436
 4/30/1999     13,889      13,299       14,472
 5/31/1999     13,799      13,213       14,388
 6/30/1999     13,575      12,998       14,181
 7/31/1999     13,623      13,044       14,233
 8/31/1999     13,430      12,859       14,119
 9/30/1999     13,389      12,820       14,125
10/31/1999     13,203      12,641       13,972
11/30/1999     13,319      12,753       14,120
12/31/1999     13,203      12,642       14,015
 1/31/2000     13,095      12,538       13,954
 2/29/2000     13,258      12,694       14,116
 3/31/2000     13,506      12,932       14,425
 4/30/2000     13,445      12,874       14,339
 5/31/2000     13,392      12,823       14,265
 6/30/2000     13,662      13,081       14,643
 7/31/2000     13,836      13,248       14,847
 8/31/2000     14,009      13,413       15,075
 9/30/2000     13,953      13,360       14,997
10/31/2000     14,065      13,468       15,161
11/30/2000     14,125      13,525       15,275
12/31/2000     14,425      13,812       15,653
 1/31/2001     14,475      13,860       15,808
 2/28/2001     14,526      13,909       15,858
 3/31/2001     14,522      13,905       16,000
 4/30/2001     14,372      13,761       15,827
 5/31/2001     14,512      13,895       15,997
 6/30/2001     14,615      13,994       16,104
 7/31/2001     14,837      14,207       16,343
 8/31/2001     15,116      14,473       16,612
 9/30/2001     15,032      14,393       16,556
10/31/2001     15,172      14,527       16,753
11/30/2001     15,060      14,420       16,612
12/31/2001     14,889      14,257       16,455
 1/31/2002     14,972      14,336       16,740
 2/28/2002     15,142      14,498       16,942
 3/31/2002     14,864      14,232       16,610
 4/30/2002     15,136      14,493       16,935
 5/31/2002     15,254      14,606       17,038
 6/30/2002     15,432      14,776       17,218
 7/31/2002     15,628      14,964       17,439
 8/31/2002     15,819      15,147       17,649
 9/30/2002     16,176      15,488       18,035
10/31/2002     15,881      15,206       17,736
11/30/2002     15,781      15,110       17,663
12/31/2002     16,097      15,413       18,035
 1/31/2003     16,063      15,381       17,990
 2/28/2003     16,316      15,623       18,241
 3/31/2003     16,331      15,636       18,252
 4/30/2003     16,435      15,736       18,373
 5/31/2003     16,855      16,139       18,803
 6/30/2003     16,779      16,066       18,723
 7/31/2003     16,051      15,369       18,068
 8/31/2003     16,156      15,469       18,203
 9/30/2003     16,594      15,889       18,738
10/31/2003     16,568      15,864       18,643
11/30/2003     16,752      16,040       18,838
12/31/2003     16,908      16,190       18,994
 1/31/2004     17,023      16,300       19,102
 2/29/2004     17,273      16,539       19,390
 3/31/2004     17,234      16,501       19,322

                                  Average Annual Total Returns -- March 31, 2004
--------------------------------------------------------------------------------

                                    6 Months   1 Year   5 Years/5/   10 Years/5/
                                    --------   ------   ----------   -----------
Class A (Inception 3/23/84)

Net Asset Value/1/                    3.86%     5.53%      4.47%        5.59%
With Maximum Sales Charge/2/         -0.57      1.05       3.57         5.14

Class B (Inception 9/13/93)

Net Asset Value/1/                    3.52      4.85       3.80         4.90
With CDSC/4/                         -1.48     -0.15       3.46         4.90

--------------------------------------------------------------------------------

Comparative Performance                   6 Months   1 Year   5 Years   10 Years
                                          --------   ------   -------   --------
Lehman Municipal Bond Index/3/              3.12%     5.86%    6.00%      6.81%
Lipper MA Municipal Debt Funds Avg./6/      2.85      5.11     4.91       5.93

                                                     Yields as of March 31, 2004
--------------------------------------------------------------------------------

                                                               Class A   Class B
                                                               -------   -------
SEC 30-day yield/7/                                             3.08%     2.56%
Taxable equivalent yield/8/                                     5.01      4.17

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.cdcnvestfunds.com.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                                  Portfolio as of March 31, 2004
--------------------------------------------------------------------------------

                                                                 Credit Quality*

                                     [CHART]

                                    Pie chart

                             Aaa                   50.3%
                             Aa                    16.6%
                             A                     22.8%
                             Baa                    6.8%
                             B                      2.2%
                             Short term & other     1.3%

*Determined using the higher of the credit ratings assigned to each security by Moody's Investors Service, Inc. and Standard & Poor's (or, if unrated, of comparable quality as determined by Loomis Sayles).

                                                              Effective Maturity

                                     [CHART]

                                    Pie chart

                             1 yeear or less       4.2%
                             1-5 years             6.9%
                             5-10 years           65.7%
                             10+ years            23.2%

                      Average effective maturity: 8.7 years

Notes to Charts

/1/  Does not include a sales charge.
/2/  Includes the maximum sales charge of 4.25%.
/3/ Lehman Municipal Bond Index is an unmanaged composite measure of the performance of the municipal bond market.
/4/ Performance for Class B shares assumes a maximum 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%.
/5/ Fund performance has been increased by expense waivers, without which performance would have been lower.
/6/ Lipper Massachusetts Municipal Debt Funds Average is the average performance without sales charges of funds with similar investment objectives as calculated by Lipper Inc.
/7/ SEC yield is based on the fund's net investment income over a 30-day period and is calculated in accordance with SEC guidelines.
/8/ Taxable equivalent yield is based on the maximum combined federal and MA income tax bracket of 38.45%. A portion of income may be subject to federal, state and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

--------------------------------------------------------------------------------
                       Loomis Sayles Municipal Income Fund
--------------------------------------------------------------------------------

                                                               Portfolio Profile
--------------------------------------------------------------------------------

Objective:

Seeks as high a level of current income exempt from federal income taxes as is consistent with reasonable risk and protection of shareholders' capital
--------------------------------------------------------------------------------

Strategy:

Invests primarily in municipal securities that pay interest exempt from federal income tax
--------------------------------------------------------------------------------

Fund Inception:

May 9, 1977
--------------------------------------------------------------------------------

Manager:

Martha A. Strom
Robert Payne
Loomis, Sayles & Company, L.P.
--------------------------------------------------------------------------------

Symbols:

Class A     NEFTX
Class B     NETBX
--------------------------------------------------------------------------------

What You Should Know:

Fixed-income securities are subject to credit risk and interest rate risk; their value generally rises when prevailing interest rates fall and falls when rates rise. Some income may be subject to federal and state taxes. Capital gains are fully taxable. Investors may be subject to the Alternative Minimum Tax (AMT). Lower-rated bonds offer higher risks.

                                                           Management Discussion
--------------------------------------------------------------------------------

Municipal bonds outperformed both Treasuries and corporate bonds during the six months ended March 31, 2004. Investor demand for municipal bonds was fairly steady throughout most of the period until interest rates dropped so low that investors found the market less attractive. Long-term bonds and lower-quality, higher-yielding bonds performed better than lower-yielding issues, as investors reached for as much yield as possible. This benefited prices on the lower end of the quality spectrum, narrowing the price difference between lower- and higher-quality issues. Diminished supply also helped boost municipal bond prices during the period.

Largely because of its emphasis on longer-term bonds and favorable sector weightings, Loomis Sayles Municipal Income Fund outperformed its benchmark for the semiannual period. The fund's total return for the six months ended March 31, 2004 was 3.84%, based on the net asset value of Class A Shares and $0.15 in dividends reinvested during the period, while the Lehman Municipal Bond Index returned 3.12%.

As of March 31, 2004, the fund's 30-day SEC yield on Class A shares was 3.26%
- equivalent to a taxable yield of 5.03% based on the 35.0% maximum federal income tax rate.

Corporate-backed tax-exempts and healthcare were top-performing sectors

As low interest rates and positive economic numbers encouraged investors to scour the market for higher yield, the fund's emphasis on revenue bonds - backed by fees generated by institutions rather than by tax receipts - was primarily responsible for its positive performance. Recently many of these bonds had been lackluster performers, but they finally got their due during the period. Examples in the fund's portfolio include municipal bonds issued on behalf of the Michigan Hospital Finance Authority and Lehigh County Pennsylvania General Purpose Authority for Saint Luke's Hospital. Lowndes County Mississippi Solid Waste Disposal and Pollution Control Revenue bonds for Weyerhaeuser Project also performed well due to their ties with the corporate market.

Housing and electric utilities were lackluster performers

Massachusetts State Housing Finance Agency Single Family housing bonds are still experiencing early calls resulting from prepayments, limiting any upward price movements. California State Dept of Water Resource Power Supply and North Carolina Eastern Municipal Power Agency Power System bonds were also relatively poor performers, largely due to their shorter maturity structure.

Fund is positioned for a rising interest rate environment

The fund's longer average maturity structure helped performance during the six-month period, as bonds with longer maturities outperformed shorter-term issues. We continue to emphasize yield, most notably in the healthcare sector. However, when interest rates rise, bond prices decline, so the fund also continues to emphasize bonds selling at a premium to their par value. These issues have a tendency to experience less price erosion in a rising interest rate environment. Although we expect some near-term price weakness in municipals versus Treasury issues, ultimately we believe the tax-exempt market will perform well.

--------------------------------------------------------------------------------
                       Loomis Sayles Municipal Income Fund
--------------------------------------------------------------------------------

                                       Investment Results through March 31, 2004
--------------------------------------------------------------------------------

Performance in Perspective

The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

                                Growth of a $10,000 Investment in Class A Shares
--------------------------------------------------------------------------------

                     March 31, 1994 through March 31, 2004

                                     [CHART]

                                   Line chart

                          Class A      Lehman
                         @ Maximum    Municipal
  Month      Net Asset     Sales        Bond
   End       Value (1)   Charge (2)   Index (3)
----------   ---------   ----------   ---------
 3/31/1994     10,000       9,550      10,000
 4/30/1994     10,035       9,583      10,085
 5/31/1994     10,136       9,680      10,172
 6/30/1994     10,070       9,617      10,110
 7/31/1994     10,256       9,795      10,295
 8/31/1994     10,288       9,825      10,331
 9/30/1994     10,109       9,654      10,180
10/31/1994      9,887       9,442       9,999
11/30/1994      9,593       9,161       9,818
12/31/1994      9,845       9,402      10,034
 1/31/1995     10,189       9,730      10,321
 2/28/1995     10,542      10,068      10,621
 3/31/1995     10,678      10,198      10,743
 4/30/1995     10,699      10,217      10,756
 5/31/1995     10,997      10,503      11,099
 6/30/1995     10,856      10,368      11,002
 7/31/1995     10,951      10,458      11,106
 8/31/1995     11,031      10,535      11,247
 9/30/1995     11,111      10,611      11,318
10/31/1995     11,267      10,760      11,483
11/30/1995     11,454      10,938      11,673
12/31/1995     11,541      11,022      11,785
 1/31/1996     11,633      11,109      11,874
 2/29/1996     11,562      11,042      11,794
 3/31/1996     11,431      10,916      11,644
 4/30/1996     11,406      10,893      11,611
 5/31/1996     11,397      10,884      11,606
 6/30/1996     11,527      11,009      11,733
 7/31/1996     11,612      11,089      11,839
 8/31/1996     11,602      11,080      11,836
 9/30/1996     11,797      11,266      12,001
10/31/1996     11,930      11,393      12,137
11/30/1996     12,111      11,566      12,359
12/31/1996     12,075      11,532      12,307
 1/31/1997     12,088      11,544      12,331
 2/28/1997     12,195      11,646      12,444
 3/31/1997     12,040      11,498      12,278
 4/30/1997     12,128      11,582      12,381
 5/31/1997     12,265      11,713      12,567
 6/30/1997     12,435      11,876      12,701
 7/31/1997     12,771      12,197      13,053
 8/31/1997     12,695      12,124      12,930
 9/30/1997     12,801      12,225      13,084
10/31/1997     12,892      12,311      13,168
11/30/1997     12,932      12,350      13,245
12/31/1997     13,111      12,521      13,439
 1/31/1998     13,273      12,676      13,577
 2/28/1998     13,313      12,714      13,581
 3/31/1998     13,334      12,734      13,593
 4/30/1998     13,271      12,673      13,532
 5/31/1998     13,413      12,810      13,746
 6/30/1998     13,470      12,864      13,800
 7/31/1998     13,493      12,886      13,835
 8/31/1998     13,672      13,057      14,049
 9/30/1998     13,782      13,162      14,224
10/31/1998     13,735      13,117      14,224
11/30/1998     13,793      13,173      14,273
12/31/1998     13,809      13,188      14,309
 1/31/1999     13,945      13,317      14,479
 2/28/1999     13,916      13,290      14,416
 3/31/1999     13,922      13,295      14,436
 4/30/1999     13,963      13,335      14,472
 5/31/1999     13,914      13,288      14,388
 6/30/1999     13,756      13,137      14,181
 7/31/1999     13,798      13,177      14,233
 8/31/1999     13,657      13,042      14,119
 9/30/1999     13,662      13,048      14,125
10/31/1999     13,465      12,859      13,972
11/30/1999     13,591      12,979      14,120
12/31/1999     13,429      12,824      14,015
 1/31/2000     13,357      12,756      13,954
 2/29/2000     13,505      12,897      14,116
 3/31/2000     13,712      13,095      14,425
 4/30/2000     13,637      13,023      14,339
 5/31/2000     13,599      12,987      14,265
 6/30/2000     13,847      13,224      14,643
 7/31/2000     14,000      13,370      14,847
 8/31/2000     14,193      13,554      15,075
 9/30/2000     14,154      13,517      14,997
10/31/2000     14,271      13,629      15,161
11/30/2000     14,369      13,722      15,275
12/31/2000     14,605      13,948      15,653
 1/31/2001     14,707      14,045      15,808
 2/28/2001     14,730      14,067      15,858
 3/31/2001     14,851      14,183      16,000
 4/30/2001     14,693      14,032      15,827
 5/31/2001     14,833      14,165      15,997
 6/30/2001     14,952      14,279      16,104
 7/31/2001     15,214      14,529      16,343
 8/31/2001     15,456      14,760      16,612
 9/30/2001     15,190      14,506      16,556
10/31/2001     15,395      14,702      16,753
11/30/2001     15,229      14,544      16,612
12/31/2001     15,043      14,366      16,455
 1/31/2002     15,290      14,601      16,740
 2/28/2002     15,496      14,799      16,942
 3/31/2002     15,242      14,556      16,610
 4/30/2002     15,491      14,794      16,935
 5/31/2002     15,571      14,870      17,038
 6/30/2002     15,716      15,008      17,218
 7/31/2002     15,817      15,105      17,439
 8/31/2002     15,939      15,222      17,649
 9/30/2002     16,194      15,465      18,035
10/31/2002     15,783      15,073      17,736
11/30/2002     15,757      15,048      17,663
12/31/2002     16,142      15,416      18,035
 1/31/2003     15,940      15,222      17,990
 2/28/2003     16,173      15,446      18,241
 3/31/2003     16,165      15,438      18,252
 4/30/2003     16,308      15,575      18,373
 5/31/2003     16,715      15,963      18,803
 6/30/2003     16,680      15,930      18,723
 7/31/2003     15,957      15,239      18,068
 8/31/2003     16,124      15,399      18,203
 9/30/2003     16,607      15,859      18,738
10/31/2003     16,528      15,784      18,643
11/30/2003     16,742      15,989      18,838
12/31/2003     16,889      16,129      18,994
 1/31/2004     16,992      16,227      19,102
 2/29/2004     17,255      16,479      19,390
 3/31/2004     17,242      16,470      19,322

                                  Average Annual Total Returns -- March 31, 2004
--------------------------------------------------------------------------------

                                              6 Months   1 Year   5 Years   10 Years
                                              --------   ------   -------   --------
Class A (Inception 5/9/77)

Net Asset Value/1/                              3.84%     6.67%    4.37%     5.60%
With Maximum Sales Charge/2/                   -0.85      1.83     3.43      5.12

Class B (Inception 9/13/93)

Net Asset Value/1/                              3.45      5.73     3.60      4.82
With CDSC/4/                                   -1.55      0.73     3.26      4.82

--------------------------------------------------------------------------------

Comparative Performance                       6 Months   1 Year   5 Years   10 Years
-----------------------                       --------   ------   -------   --------
Lehman Municipal Bond Index/3/                  3.12%     5.86%    6.00%      6.81%
Lipper General Municipal Debt Funds Avg./5/     2.82      5.46     4.70       5.74

                                                     Yields as of March 31, 2004
--------------------------------------------------------------------------------

                                              Class A   Class B
                                              -------   -------
SEC 30-day yield/6/                            3.26%     2.66%
Taxable equivalent yield/7/                    5.03      4.11

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. Performance history includes performance from a predecessor fund. For performance current to the most recent month-end, visit www.cdcnvestfunds.com.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                                  Portfolio as of March 31, 2004
--------------------------------------------------------------------------------

                                                                 Credit Quality*

                                     [CHART]

                                    Pie chart

                             Aaa                    35.0%
                             Aa                     25.5%
                             A                       9.7%
                             Baa                    21.1%
                             Ba                      3.1%
                             Not rated               1.0%
                             Short term & other      4.6%

*Determined using the higher of the credit ratings assigned to each security by Moody's Investors Service, Inc. and Standard & Poor's (or, if unrated, of comparable quality as determined by Loomis Sayles).

                                                              Effective Maturity

                                     [CHART]

                                    Pie chart

                             1 year or less         14.1%
                             1-5 years              11.2%
                             5-10 years             68.0%
                             10+ years               6.7%

                     Average effective maturity: 7.3 years

Notes to Charts

/1/  Does not include a sales charge.
/2/  Includes the maximum sales charge of 4.50%.
/3/ Lehman Municipal Bond Index is an unmanaged composite measure of the performance of the municipal bond market.
/4/ Performance for Class B shares assumes a maximum 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%.
/5/ Lipper General Municipal Debt Funds Average is the average performance without sales charges of funds with similar investment objectives as calculated by Lipper Inc.
/6/ SEC yield is based on the fund's net investment income over a 30-day period and is calculated in accordance with SEC guidelines.
/7/ Taxable equivalent yield is based on the maximum federal income tax bracket of 35%. A portion of income may be subject to federal, state and/or alternative minimum tax. Capital gains distributions, if any, are subject to the capital gains tax.

--------------------------------------------------------------------------------
                      Loomis Sayles Strategic Income Fund
--------------------------------------------------------------------------------

                                                               Portfolio Profile
--------------------------------------------------------------------------------

Objective:

Seeks high current income, with a secondary objective of capital growth

--------------------------------------------------------------------------------

Strategy:

Invests primarily in income-producing securities in the U.S. and around the world

--------------------------------------------------------------------------------

Fund Inception:

May 1, 1995

--------------------------------------------------------------------------------

Managers:

Daniel J. Fuss
Kathleen C. Gaffney
Loomis, Sayles & Company, L.P.

--------------------------------------------------------------------------------

Symbols:

Class A   NEFZX
Class B   NEZBX
Class C   NECZX
Class Y   NEZYX

--------------------------------------------------------------------------------

What You Should Know:

Fixed-income securities are subject to credit risk and interest rate risk; their value generally rises when prevailing interest rates fall and falls when rates rise. Foreign and emerging market securities have special risks, such as currency fluctuations, differing political and economic conditions, and different accounting standards. The fund may also invest in lower-rated bonds that may offer higher yields in return for more risk.

                                                           Management Discussion
--------------------------------------------------------------------------------

High-yielding U.S. corporate bonds, convertible securities and international issues proved to be a powerful combination of investment tools for Loomis Sayles Strategic Income Fund. The fund's total return was 12.32% for the six months ended March 31, 2004, based on the net asset value of Class A shares and $0.47 in reinvested dividends. By contrast, the total return on the fund's benchmark, the Lehman Aggregate Bond Index, was 2.98% for the period. The fund has more flexibility than the benchmark in pursuit of superior returns. The fund's SEC yield at the end of March was 4.49%.

High-yield bonds and convertibles keyed fund's strong performance

Positive momentum for corporate profits and the brightening economic outlook led yield-conscious investors to a wide range of corporate bonds. One result was continuing gains among lower-rated, high-yielding issues, which also benefited from improving credit quality.

A successful strategy during this period was the use of convertible bonds - securities convertible into common stock under specified conditions - as a way of gaining exposure to high-yielding CCC-rated credits. Convertibles represented about 12% of the portfolio at the end of March. Network specialist Lucent Technologies had been one of the companies hit hardest by the technology downturn. Lucent's convertible bonds rose during this period, reflecting a flow of good corporate news that included a large contract award from Verizon and a ratings upgrade from Standard & Poor's. Bonds of IMC Global, a leading producer of agricultural products and animal feed, have had a strong run based on growth in world agriculture, as well as from its announced plans to merge with Cargill. Higher grain prices also worked in IMC's favor, because high grain prices encourage farming.

International holdings also contributed

Large trade imbalances, the burgeoning federal deficit and the weakness in the U.S. dollar benefited bonds denominated in other, stronger currencies. Convertibles of London-based Colt Telecom gained on revenue growth, reduced outlays and strength in the euro. In addition, Latin American issues rose thanks to better investor sentiment and attractive yields. Improving economic conditions led to significant appreciation in Brazilian bonds, and we took some profits. Government issues in Venezuela and Ecuador also recorded gains. Our emphasis on Canadian issues was also beneficial. U.S. economic expansion brought spillover benefits to Canada's economy, boosting holdings of bonds issued by Canada's provincial governments; exports to the U.S. represent the bulk of Canada's economic output. Overall, international and emerging market issues made up a lion's share of the portfolio at the end of the period.

The Dominican Republic and oil services were negatives

Among the disappointments encountered over this period, an economic slump and falling currency drove down bonds of the Dominican Republic. And Trico Marine suffered due to sluggish offshore drilling activity and weak demand in the North Sea and Gulf of Mexico. We took advantage of price weakness to add to the fund's holdings in both.

Adjusting to meet changing conditions

As the economic expansion continues, interest rate hikes seem more likely. For that reason we are reducing the fund's duration - its sensitivity to interest rate changes. We have also taken profits in bonds that have risen based on the improved credit quality of their issuers. In addition, we added to the fund's government holdings, notably in Norway, Sweden and Singapore. A favorable currency outlook enhances potential in these countries. As always, our security selections will continue to be the result of intensive research.

--------------------------------------------------------------------------------
                      Loomis Sayles Strategic Income Fund
--------------------------------------------------------------------------------

                                       Investment Results through March 31, 2004
--------------------------------------------------------------------------------
Performance in Perspective

The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

                                Growth of a $10,000 Investment in Class A Shares
--------------------------------------------------------------------------------

                       May 1, 1995 through March 31, 2004

                                    [CHART]

                                   Line chart

                           Class A      Lehman      Lehman
                          @ Maximum   Aggregate   Universal
   Month     Net Asset      Sales        Bond        Bond
    End      Value /1/   Charge /2/   Index /3/   Index /4/
----------   ---------   ----------   ---------   ---------
  5/1/1995     10,000       9,550       10000       10,000
 5/31/1995     10,014       9,563       10000       10,000
 6/30/1995     10,017       9,566       10073       10,073
 7/31/1995     10,096       9,642       10051       10,058
 8/31/1995     10,192       9,733       10172       10,176
 9/30/1995     10,410       9,942       10271       10,280
10/31/1995     10,355       9,889       10405       10,407
11/30/1995     10,647      10,168       10561       10,564
12/31/1995     11,038      10,541       10709       10,724
 1/31/1996     11,302      10,793       10780       10,817
 2/29/1996     10,995      10,500       10593       10,630
 3/31/1996     11,073      10,575       10519       10,564
 4/30/1996     11,057      10,559       10460       10,521
 5/31/1996     11,232      10,727       10438       10,506
 6/30/1996     11,383      10,871       10579       10,647
 7/31/1996     11,360      10,849       10608       10,677
 8/31/1996     11,569      11,048       10590       10,674
 9/30/1996     11,974      11,435       10774       10,869
10/31/1996     12,316      11,761       11013       11,095
11/30/1996     12,816      12,239       11202       11,292
12/31/1996     12,638      12,069       11098       11,201
 1/31/1997     12,674      12,104       11132       11,249
 2/28/1997     12,875      12,295       11159       11,289
 3/31/1997     12,735      12,162       11036       11,157
 4/30/1997     12,816      12,239       11201       11,326
 5/31/1997     13,091      12,502       11307       11,446
 6/30/1997     13,388      12,785       11441       11,585
 7/31/1997     13,990      13,361       11749       11,902
 8/31/1997     13,629      13,016       11649       11,804
 9/30/1997     14,110      13,475       11821       11,986
10/31/1997     13,814      13,193       11992       12,100
11/30/1997     13,889      13,264       12048       12,166
12/31/1997     13,818      13,196       12169       12,296
 1/31/1998     14,043      13,411       12325       12,450
 2/28/1998     14,300      13,657       12316       12,460
 3/31/1998     14,607      13,949       12358       12,517
 4/30/1998     14,611      13,953       12423       12,581
 5/31/1998     14,372      13,726       12541       12,672
 6/30/1998     14,143      13,507       12647       12,755
 7/31/1998     13,966      13,338       12674       12,786
 8/31/1998     12,252      11,700       12880       12,785
 9/30/1998     12,648      12,079       13182       13,088
10/31/1998     12,785      12,209       13112       13,034
11/30/1998     13,642      13,028       13186       13,164
12/31/1998     13,579      12,968       13226       13,194
 1/31/1999     13,814      13,192       13320       13,282
 2/28/1999     13,617      13,004       13088       13,071
 3/31/1999     14,336      13,691       13160       13,171
 4/30/1999     15,255      14,569       13202       13,249
 5/31/1999     14,782      14,117       13086       13,115
 6/30/1999     14,825      14,158       13045       13,092
 7/31/1999     14,532      13,879       12989       13,039
 8/31/1999     14,351      13,705       12983       13,024
 9/30/1999     14,443      13,793       13133       13,165
10/31/1999     14,564      13,909       13182       13,220
11/30/1999     14,828      14,160       13181       13,242
12/31/1999     15,231      14,546       13117       13,216
 1/31/2000     15,090      14,411       13074       13,172
 2/29/2000     15,684      14,978       13232       13,339
 3/31/2000     15,843      15,130       13407       13,495
 4/30/2000     15,390      14,697       13368       13,452
 5/31/2000     14,893      14,223       13362       13,428
 6/30/2000     15,461      14,765       13640       13,717
 7/31/2000     15,597      14,895       13764       13,850
 8/31/2000     15,940      15,223       13964       14,052
 9/30/2000     15,519      14,820       14051       14,123
10/31/2000     14,887      14,217       14144       14,180
11/30/2000     14,810      14,143       14376       14,371
12/31/2000     15,335      14,645       14642       14,646
 1/31/2001     15,822      15,110       14882       14,933
 2/28/2001     15,798      15,087       15011       15,058
 3/31/2001     15,201      14,517       15087       15,109
 4/30/2001     14,953      14,280       15024       15,042
 5/31/2001     15,288      14,600       15115       15,150
 6/30/2001     15,246      14,560       15172       15,193
 7/31/2001     15,258      14,571       15511       15,492
 8/31/2001     15,595      14,893       15689       15,685
 9/30/2001     14,821      14,154       15872       15,798
10/31/2001     15,170      14,487       16204       16,116
11/30/2001     15,385      14,693       15980       15,927
12/31/2001     15,314      14,625       15879       15,832
 1/31/2002     15,488      14,791       16007       15,965
 2/28/2002     15,674      14,968       16162       16,114
 3/31/2002     15,854      15,141       15894       15,881
 4/30/2002     16,237      15,507       16202       16,184
 5/31/2002     16,581      15,835       16339       16,306
 6/30/2002     16,317      15,583       16481       16,365
 7/31/2002     15,931      15,214       16680       16,504
 8/31/2002     16,376      15,639       16961       16,808
 9/30/2002     16,155      15,428       17236       17,049
10/31/2002     16,476      15,735       17157       16,990
11/30/2002     17,093      16,324       17153       17,036
12/31/2002     17,683      16,888       17507       17,389
 1/31/2003     18,181      17,362       17522       17,436
 2/28/2003     18,672      17,832       17765       17,684
 3/31/2003     18,852      18,004       17751       17,701
 4/30/2003     19,934      19,037       17897       17,910
 5/31/2003     20,931      19,989       18231       18,252
 6/30/2003     21,196      20,242       18195       18,248
 7/31/2003     20,618      19,690       17583       17,661
 8/31/2003     20,855      19,916       17700       17,787
 9/30/2003     21,874      20,890       18168       18,262
10/31/2003     22,369      21,363       17999       18,131
11/30/2003     22,991      21,956       18042       18,194
12/31/2003     23,844      22,771       18226       18,401
 1/31/2004     24,269      23,177       18372       18,560
 2/29/2004     24,252      23,161       18571       18,743
 3/31/2004     24,565      23,458       18710       18,892

                                  Average Annual Total Returns -- March 31, 2004
--------------------------------------------------------------------------------

                                                                         Since
                               6 Months/7/   1 Year/7/   5 Years/7/   Inception/7/
                               -----------   ---------   ----------   ------------
Class A (Inception 5/1/95)

Net Asset Value/1/                12.32%       30.33%      11.37%        10.60%
With Maximum Sales Charge/2/       7.29        24.48       10.36         10.03

Class B (Inception 5/1/95)

Net Asset Value/1/                11.83        29.32       10.54          9.76
With CDSC/5/                       6.83        24.32       10.27          9.76

Class C (Inception 5/1/95)

Net Asset Value/1/                11.82        29.34       10.54          9.73
With CDSC/5/                      10.82        28.34       10.54          9.73

Class Y (Inception 12/1/99)

Net Asset Value/1/                12.41        30.65          --         12.73
--------------------------------------------------------------------------------

                                                              Since
                                                             Class A,        Since
                                                              B and C        Class Y
Comparative Performance      6 Months   1 Year   5 Years   Inception/8/   Inception/8/
-----------------------      --------   ------   -------   ------------   ------------
Lehman Aggregate Bond
   Index/3/                    2.98%     5.40%    7.29%        7.35%          8.72%
Lehman Universal Bond
   Index/4/                    3.45      6.73     7.48         7.47           8.77
Lipper Multi-Sector Income
   Funds Avg./6/               5.75     13.87     6.07         6.86           6.87

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. Performance history includes periods from a predecessor fund. For performance current to the most recent month-end, visit www.cdcnvestfunds.com. Class A performance history includes periods from a predecessor fund. Class Y shares are available to certain institutional investors only.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                                  Portfolio as of March 31, 2004
--------------------------------------------------------------------------------

                                                                 Credit Quality*

                                    [CHART]

                                   Pie Chart

                             Aaa                  26.5%
                             Aa                    9.5%
                             A                     3.6%
                             Baa                   6.3%
                             Ba                   25.1%
                             B                     7.0%
                             Caa                   1.5%
                             Not rated             7.7%
                             Short-term & other

*Determined using the higher of the credit ratings assigned to each security by Moody's Investors Service, Inc. and Standard & Poor's (or, if unrated, of comparable quality as determined by Loomis Sayles).

                                                              Effective Maturity

                                    [CHART]

                                   Pie Chart

                             1 year or less        7.0%
                             1-5 years            41.8%
                             5-10 years           11.9%
                             10+ years            39.3%

                     Average Effective Maturity: 11.8 years

Notes to Charts

/1/  Does not include a sales charge.
/2/  Includes the maximum sales charge of 4.50%.
/3/ Lehman Aggregate Bond Index is an unmanaged index of investment-grade bonds with one- to ten-year maturities issued by the U.S. government, its agencies and U.S. corporations.
/4/ Lehman Universal Bond Index is an unmanaged index representing a blend of the Lehman Aggregate Bond Index, the High Yield Index, and the Emerging Market Indexes.
/5/ Performance for Class B shares assumes a maximum 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%.
/6/ Lipper Multi-Sector Income Funds Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Lipper Inc.
/7/ The adviser waived certain fees and expenses of each class of share except Class Y during the periods indicated, without which performance would have been lower.
/8/ The since-inception comparative performance figures shown for each Class of fund shares are calculated as follows: Class A, B and C from 5/31/95; Class Y from 12/31/99.

--------------------------------------------------------------------------------
                             Additional Information
--------------------------------------------------------------------------------

The views expressed in this report reflect those of the portfolio managers as of the dates indicated. The managers' views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because these funds are actively managed, there is no assurance that they will continue to invest in the securities or industries mentioned.

For more complete information on any CDC Nvest Fund, contact your financial professional or call CDC IXIS Asset Management Distributors, L.P. and ask for a free prospectus, which contains more complete information including charges and other ongoing expenses. Investors should read the prospectus and consider a fund's objective, risks and expenses carefully before investing.

Proxy Voting Information

A description of the Funds' proxy voting policies and procedures is available
(i) without charge, upon request, by calling CDC Nvest Funds at 800-225-5478;
(ii) on the Funds' website www.cdcnvestfunds.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

--------------------------------------------------------------------------------
             NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
           Loomis Sayles Core Plus Bond Fund -- Schedule of Investments
--------------------------------------------------------------------------------

Investments as of March 31, 2004 (unaudited)

 Principal
   Amount                        Description                          Value (a)
--------------------------------------------------------------------------------
Bonds and Notes -- 96.9% of Total Net Assets
              Aerospace & Defense --1.6%
$ 1,400,000   Northrop Grumman Corp.
              7.125%, 2/15/2011                                      $ 1,654,815
  2,905,000   Raytheon Co.
              6.150%, 11/01/2008                                       3,229,703
                                                                     -----------
                                                                       4,884,518
                                                                     -----------
              Asset-Backed -- 4.2%
  2,000,000   American Express Credit Account Master Trust
              1.690%, 1/15/2009                                        1,988,266
    690,000   AmeriCredit Automobile Receivables Trust, Series
              2003-D-M,
              Class A-4
              2.840%, 8/06/2010                                          698,557
  3,675,000   Citibank Credit Card Issuance Trust
              2.700%, 1/15/2008                                        3,734,970
    981,766   Connecticut RRB Special Purpose Trust
              5.360%, 3/30/2007                                        1,007,620
  3,430,000   Countrywide Asset Backed Securities, Series 2003-5,
              Class Af43
              4.905%, 8/25/2032                                        3,552,633
  1,850,000   Residential Asset Securities Corp., Series
              2003-KS10,
              Class A14
              4.470%, 3/25/2032                                        1,907,046
                                                                     -----------
                                                                      12,889,092
                                                                     -----------
              Automotive -- 3.9%
  1,785,000   Ford Motor Co.
              7.450%, 7/16/2031                                        1,782,631
  1,510,000   Ford Motor Credit Co., Global Note
              5.625%, 10/01/2008 (c)                                   1,558,509
    715,000   General Motors Acceptance Corp.
              8.000%, 11/01/2031                                         791,401
  4,325,000   General Motors Corp.
              8.375%, 7/15/2033                                        4,906,111
  2,880,000   Navistar International Corp., Senior Subordinated
              Note
              9.375%, 6/01/2006                                        3,189,600
                                                                     -----------
                                                                      12,228,252
                                                                     -----------
              Banking -- 3.5%
    830,000   Bank of America Corp.
              5.875%, 2/15/2009                                          926,171
  2,550,000   Capital One Bank
              6.500%, 6/13/2013                                        2,773,915
  1,400,000   Chevy Chase Bank FSB, Senior Note
              6.875%, 12/01/2013                                       1,438,500
  1,435,000   Citigroup, Inc.
              5.000%, 3/06/2007                                        1,539,843
  1,420,000   J.P. Morgan Chase & Co.
              5.750%, 1/02/2013                                        1,543,432
  1,200,000   State Street Institutional Capital A, 144A
              7.940%, 12/30/2026                                       1,391,388
  1,205,000   Wells Fargo & Co.
              3.500%, 4/04/2008 (c)                                    1,234,721
                                                                     -----------
                                                                      10,847,970
                                                                     -----------
              Beverages -- 0.5%
  1,350,000   Cia Brasileira de Bebidas, Guaranteed Note, 144A
              8.750%, 9/15/2013                                        1,481,625
                                                                     -----------
              Brokerage -- 1.4%
  3,815,000   Lehman Brothers Holdings, Inc.
              7.000%, 2/01/2008                                        4,373,409
                                                                     -----------
              Chemicals -- 2.9%
$ 3,455,000   Eastman Chemical Co.
              6.300%, 11/15/2018                                     $ 3,726,217
  1,470,000   ICI Wilmington, Inc.
              5.625%, 12/01/2013                                       1,534,987
  3,045,000   IMC Global, Inc.
              10.875%, 6/01/2008                                       3,669,225
                                                                     -----------
                                                                       8,930,429
                                                                     -----------
              Construction Machinery -- 0.6%
  1,600,000   Case New Holland, Inc., 144A
              9.250%, 8/01/2011                                        1,808,000
                                                                     -----------
              Consumer Goods & Services -- 0.3%
    770,000   Service Corp. International, US, Senior Note, 144A
              6.750%, 4/01/2016                                          772,406
                                                                     -----------
              Electric -- 4.7%
  2,240,000   Centerpoint Energy, Inc., Series B, Senior Note
              5.875%, 6/01/2008                                        2,326,932
  2,030,000   Empresa Nacional de Electricidad SA
              8.350%, 8/01/2013                                        2,290,412
  2,150,000   FirstEnergy Corp., Series B
              6.450%, 11/15/2011                                       2,353,887
  1,325,000   IPALCO Enterprises, Inc.
              0/8.375%, 11/14/2008 (d)                                 1,470,750
  4,485,000   Pacific Gas & Electric Co.
              6.050%, 3/01/2034                                        4,536,331
  1,450,000   Southern California Edison Co.
              7.625%, 1/15/2010                                        1,724,649
                                                                     -----------
                                                                      14,702,961
                                                                     -----------
              Electronics -- 0.4%
  1,225,000   Avnet, Inc.
              8.000%, 11/15/2006 (c)                                   1,347,500
                                                                     -----------
              Entertainment -- 0.5%
  1,290,000   AOL Time Warner, Inc.
              7.700%, 5/01/2032                                        1,524,970
                                                                     -----------
              Environmental -- 0.8%
  1,250,000   Allied Waste North America, Inc., Series B
              8.500%, 12/01/2008                                       1,400,000
  1,015,000   Allied Waste North America, Senior Note, 144A
              6.500%, 11/15/2010                                       1,036,569
                                                                     -----------
                                                                       2,436,569
                                                                     -----------
              Food and Beverage -- 1.2%
    788,000   Dean Foods Co.
              6.900%, 10/15/2017                                         827,400
    702,000   Dean Foods Co.
              8.150%, 8/01/2007                                          782,730
    290,000   Smithfield Foods, Inc.
              8.000%, 10/15/2009                                         324,075
  1,655,000   Smithfield Foods, Inc., Senior Note, Series B
              7.750%, 5/15/2013                                        1,820,500
                                                                     -----------
                                                                       3,754,705
                                                                     -----------
              Foreign Governments -- 0.6%
  2,375,000   Canadian Government
              5.750%, 9/01/2006 (CAD)                                  1,945,163
                                                                     -----------
              Government Agencies -- 9.0%
 10,400,000   Federal Home Loan Mortgage Corp.
              2.875%, 12/15/2006                                      10,603,570
  2,750,000   Federal Home Loan Mortgage Corp.
              3.220%, 6/20/2007 (SGD)                                  1,714,110

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
    Loomis Sayles Core Plus Bond Fund -- Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of March 31, 2004 (unaudited)

 Principal
   Amount                       Description                           Value (a)
--------------------------------------------------------------------------------
              Government Agencies -- continued
$ 6,600,000   Federal National Mortgage Association
              2.290%, 2/19/2009 (SGD)                                $ 3,927,781
  3,710,000   Federal National Mortgage Association
              5.250%, 1/15/2009                                        4,075,483
  7,695,000   United States Treasury Notes
              1.875%, 12/31/2005 (c)                                   7,748,803
                                                                     -----------
                                                                      28,069,747
                                                                     -----------
              Healthcare -- 1.1%
  3,050,000   HCA, Inc.
              6.950%, 5/01/2012                                        3,326,702
                                                                     -----------
              Home Construction -- 0.4%
  1,315,000   DR Horton, Inc., Senior Note
              5.000%, 1/15/2009                                        1,361,025
                                                                     -----------
              Industrial - Other -- 1.0%
  2,865,000   Aramark Services, Inc.
              7.000%, 7/15/2006                                        3,144,690
                                                                     -----------
              Information/Data Technology -- 0.6%
  1,700,000   Xerox Corp.
              7.125%, 6/15/2010                                        1,802,000
                                                                     -----------
              Integrated Energy -- 2.4%
  3,000,000   Pemex Finance, Ltd.
              9.150%, 11/15/2018                                       3,778,350
  3,265,000   Pemex Project Funding Master Trust
              0/7.875%, 2/01/2009 (d)                                  3,762,912
                                                                     -----------
                                                                       7,541,262
                                                                     -----------
              Media Cable -- 3.1%
  2,000,000   CSC Holdings, Inc.
              7.625%, 7/15/2018                                        2,110,000
    515,000   CSC Holdings, Inc.
              7.875%, 2/15/2018                                          552,337
  4,000,000   Shaw Communications, Inc., Class B, 144A
              7.400%, 10/17/2007 (CAD)                                 3,264,683
  2,785,000   TCI Communications, Inc.
              9.800%, 2/01/2012                                        3,696,876
                                                                     -----------
                                                                       9,623,896
                                                                     -----------
              Media Non - Cable -- 1.1%
  2,480,000   Clear Channel Communications, Inc.
              4.250%, 5/15/2009                                        2,533,513
    800,000   Dex Media West LLC/Dex Media West Finance Co., 144A
              9.875%, 8/15/2013                                          888,000
                                                                     -----------
                                                                       3,421,513
                                                                     -----------
              Mortgage Related -- 21.0%
  6,091,169   Federal Home Loan Mortgage Corp.
              4.500%, 8/01/2018                                        6,177,786
  7,944,354   Federal Home Loan Mortgage Corp.
              5.000%, with various maturities to 2018 (e)              8,176,679
  2,786,482   Federal Home Loan Mortgage Corp.
              5.500%, with various maturities to 2018 (e)              2,906,222
  8,101,155   Federal National Mortgage Association
              4.500%, with various maturities to 2033 (e)              7,925,507
  2,319,560   Federal National Mortgage Association
              5.000%, 5/01/2018                                        2,386,875
  7,116,513   Federal National Mortgage Association
              5.500%, with various maturities to 2033 (e)              7,351,330
  5,212,553   Federal National Mortgage Association
              6.000%, with various maturities to 2033 (e)              5,467,685
  7,481,330   Federal National Mortgage Association
              6.500%, with various maturities to 2033 (e)              7,860,595
  1,015,902   Federal National Mortgage Association
              7.000%, with various maturities to 2030 (e)              1,078,115
  1,071,698   Federal National Mortgage Association
              7.500%, with various maturities to 2032 (e)              1,148,953
  2,038,692   Government National Mortgage Association
              5.500%, 2/20/2034                                        2,096,353
  5,285,141   Government National Mortgage Association
              6.000%, with various maturities to 2032 (e)              5,525,139
  4,004,199   Government National Mortgage Association
              6.500%, with various maturities to 2032 (e)              4,229,413
  1,482,820   Government National Mortgage Association
              7.000%, with various maturities to 2029 (e)              1,584,004
    401,742   Government National Mortgage Association
              7.500%, with various maturities to 2030 (e)                433,276
    183,978   Government National Mortgage Association
              8.000%, 11/15/2029                                         201,150
    378,188   Government National Mortgage Association
              8.500%, with various maturities to 2023 (e)                419,913
     32,498   Government National Mortgage Association
              9.000%, with various maturities to 2016 (e)                 36,368
     92,606   Government National Mortgage Association
              11.500%, with various maturities to 2015 (e)               106,477
                                                                     -----------
                                                                      65,111,840
                                                                     -----------
              Non - Captive Consumer Financial -- 0.8%
  1,340,000   Goldman Sachs Group, Inc.
              6.600%, 1/15/2012                                        1,535,722
    982,000   Household Finance Corp.
              5.750%, 1/30/2007                                        1,069,530
                                                                     -----------
                                                                       2,605,252
                                                                     -----------
              Non - Captive Diversified Financial -- 1.1%
    500,000   General Electric Capital Corp., Series E, Medium
              Term Note
              1.725%, 6/27/2008 (SGD)                                    290,365
  2,895,000   International Lease Finance Corp.
              5.625%, 6/01/2007                                        3,157,278
                                                                     -----------
                                                                       3,447,643
                                                                     -----------
              Oil Field Services -- 1.2%
  1,480,000   Halliburton Co., Senior Note, 144A
              5.500%, 10/15/2010                                       1,567,524
  1,750,000   Transocean, Inc.
              6.625%, 4/15/2011                                        2,000,955
                                                                     -----------
                                                                       3,568,479
                                                                     -----------
              Paper -- 4.4%
  3,165,000   Abitibi-Consolidated Finance LP
              7.875%, 8/01/2009                                        3,367,513
  1,495,000   Abitibi-Consolidated, Inc.
              8.550%, 8/01/2010                                        1,634,213
  3,130,000   Boise Cascade Corp., Senior Note
              6.500%, 11/01/2010                                       3,355,958
  1,970,000   Georgia-Pacific Corp.
              7.500%, 5/15/2006                                        2,117,750
    480,000   Georgia-Pacific Corp.
              8.875%, 5/15/2031                                          537,600
  2,705,000   International Paper Co.
              4.000%, 4/01/2010                                        2,697,732
                                                                     -----------
                                                                      13,710,766
                                                                     -----------

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
    Loomis Sayles Core Plus Bond Fund -- Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of March 31, 2004 (unaudited)

 Principal
   Amount                         Description                         Value (a)
--------------------------------------------------------------------------------
              Pharmaceuticals -- 1.4%
$ 2,750,000   Valeant Pharmaceuticals International, Senior Note,
                 144A
              7.000%, 12/15/2011                                    $  2,839,375
  1,470,000   Wyeth Corp.
              5.500%, 3/15/2013                                        1,542,983
                                                                    ------------
                                                                       4,382,358
                                                                    ------------
              Pipelines -- 0.9%
  2,464,000   Kinder Morgan Energy Partners LP
              7.125%, 3/15/2012                                        2,880,044
                                                                    ------------
              Railroads -- 0.4%
  1,155,000   CSX Corp.
              4.875%, 11/01/2009                                       1,215,786
                                                                    ------------
              Real Estate Investment Trusts -- 0.4%
  1,250,000   iStar Financial, Inc., Senior Note
              6.000%, 12/15/2010                                       1,312,500
                                                                    ------------
              Refining -- 0.9%
  2,550,000   Premcor Refining Group (The), Inc.
              7.500%, 6/15/2015                                        2,805,000
                                                                    ------------
              Restaurants -- 0.1%
    400,000   Domino's, Inc., Senior Subordinated Note
              8.250%, 7/01/2011                                          431,000
                                                                    ------------
              Retailers -- 0.7%
  1,982,000   J.C. Penney Co., Inc.
              9.750%, 6/15/2021                                        2,046,415
                                                                    ------------
              Sovereigns -- 1.3%
  4,785,000   Canadian Government
              5.500%, 6/01/2010 (CAD)                                  3,980,492
                                                                    ------------
              Supermarkets -- 2.5%
  1,365,000   Couche-Tard US LP / Couche-Tard Finance Corp.,
              Senior Subordinated Note, 144A
              7.500%, 12/15/2013                                       1,460,550
  2,155,000   Delhaize America, Inc.
              8.125%, 4/15/2011                                        2,478,250
    560,000   Delhaize America, Inc.
              9.000%, 4/15/2031                                          668,500
  2,720,000   Fred Meyer, Inc.
              7.450%, 3/01/2008                                        3,146,744
                                                                    ------------
                                                                       7,754,044
                                                                    ------------
              Supranational -- 1.2%
  2,610,000   Inter-American Development Bank
              5.500%, 3/30/2010 (EUR)                                  3,563,154
                                                                    ------------
              Tobacco -- 1.1%
  1,495,000   Altria Group, Inc., Note
              7.000%, 11/04/2013                                       1,647,551
  1,550,000   Philip Morris Cos., Inc.
              7.750%, 1/15/2027                                        1,727,627
                                                                    ------------
                                                                       3,375,178
                                                                    ------------
              Transportation Services -- 0.3%
  1,015,000   Overseas Shipholding Group, Senior Note
              7.500%, 2/15/2024                                        1,027,687
                                                                    ------------
              Treasuries -- 4.2%
 10,675,000   United States Treasury Notes
              3.500%, 11/15/2006 (c)                                  11,126,606
  1,540,000   United States Treasury Notes
              6.125%, 8/15/2007                                        1,738,035
                                                                    ------------
                                                                      12,864,641
                                                                    ------------

              U.S. Government Agencies -- 2.0%
  7,845,000   Federal National Mortgage Association,
                 Euro Medium Term Note
              6.375%, 8/15/2007 (AUD)                                  6,137,969
                                                                    ------------
              Wireless -- 0.6%
  1,345,000   AT&T Wireless Services, Inc.
              8.750%, 3/01/2031                                        1,744,469
                                                                    ------------
              Wirelines -- 4.6%
  1,095,000   AT&T Corp.
              0/8.750%, 11/15/2031 (d)                                 1,291,626
  3,200,000   LCI International, Inc.
              7.250%, 6/15/2007                                        2,928,000
  1,240,000   Qwest Corp.
              7.200%, 11/10/2026                                       1,140,800
    670,000   Qwest Corp.
              7.250%, 9/15/2025                                          623,100
  1,675,000   Qwest Corp.
              7.500%, 6/15/2023                                        1,566,125
  3,600,000   Sprint Capital Corp.
              6.875%, 11/15/2028                                       3,738,568
  1,045,000   Telus Corp.
              8.000%, 6/01/2011                                        1,258,817
  1,650,000   Verizon Communications, Inc.
              7.900%, 2/01/2027                                        1,859,764
                                                                    ------------
                                                                      14,406,800
                                                                    ------------
              Total Bonds and Notes (Identified Cost $285,268,518)   300,589,921
                                                                    ------------

Short Term Investments -- 10.1%

  5,286,414   Repurchase Agreement with Investors Bank & Trust Co.
              dated 3/31/2004 at 0.76% to be repurchased at
                 $5,286,526 on 4/01/2004, collateralized by
                 $5,349,630 Federal National Mortgage Association
                 Bond, 5.617%, due 12/01/2031 valued at $5,550,734     5,286,414
    945,667   Bank of Montreal, 1.01%, due 4/20/2004(f)                  945,667
  2,558,134   Bank of Nova Scotia, 1.01%, due 4/05/2004(f)             2,558,134
  3,979,320   BGI Prime Money Market Fund(f)                           3,979,320
    568,474   BNP Paribas, 1.01%, due 4/16/2004(f)                       568,474
    568,474   Citigroup, 1.03%, due 6/14/2004(f)                         568,474
    568,474   Credit Agricole Indosuez, 1.02%, due 4/19/2004(f)          568,474
  1,534,880   Credit Agricole Indosuez, 1.03%, due 4/12/2004(f)        1,534,880
    568,474   Den Danske Bank, 1.01%, due 4/20/2004(f)                   568,474
  3,410,845   Fleet National Bank, 1.063%, due 7/21/2004(f)            3,410,845
    170,542   Harris Trust & Savings Bank, 1.015%,
                 due 4/30/2004(f)                                        170,542
  1,421,185   Keybank, 0.98%, due 4/01/2004(f)                         1,421,185
  1,044,085   Merrill Lynch Premier Institional Fund(f)                1,044,085
  3,979,319   Merrimac Cash Fund-Premium Class(f)                      3,979,319
    852,711   Prefco, 1.031%, due 4/26/2004(f)                           852,711
    852,711   Sheffield Receivables Corp, 1.031%,
                 due 4/30/2004(f)                                        852,711
    284,237   Svenska Handlesbanken, 1.01%, due 4/23/2004(f)             284,237
  2,842,371   Wells Fargo, 1.02%, due 4/05/2004(f)                     2,842,371
                                                                    ------------
              Total Short Term Investments (Identified Cost
                 $31,436,317)                                         31,436,317
                                                                    ------------
              Total Investments -- 107.0%
              (Identified Cost $316,704,835) (b)                     332,026,238
              Other assets less liabilities                          (21,642,335)
                                                                    ------------
              Total Net Assets -- 100%                              $310,383,903
                                                                    ============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
    Loomis Sayles Core Plus Bond Fund -- Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of March 31, 2004 (unaudited)

     (a)  See Note 2a of Notes to Financial
          Statements.
     (b)  Federal Tax Information:
          At March 31, 2004, the net unrealized
          appreciation on investments based on cost of
          $317,511,170 for federal income tax purposes
          was as follows:
          Aggregate gross unrealized appreciation for
          all investments in which there is an excess
          of value over tax cost                                    $ 15,324,992
          Aggregate gross unrealized depreciation for
          all investments in which there is an excess
          of tax cost over value                                        (809,924)
                                                                    ------------
          Net unrealized appreciation                               $ 14,515,068
                                                                    ============
          At September 30, 2003, the Fund had a capital
          loss carryover of approximately $30,523,683 of
          which $887,621 expires on September 30, 2007,
          $7,872,697 expires on September 30, 2008 and
          $21,763,365 expires on September 30, 2010.
          This may be available to offset future
          realized capital gains, if any, to the extent
          provided by regulations.
     (c)  All or a portion of this security was on
          loan to brokers at March 31, 2004.
     (d)  Debt obligation initially issued in zero
          coupon form which converts to coupon form at
          a specified rate and date.
     (e)  The Fund's investment in mortgage related
          securities of the Federal Home Loan Mortgage
          Corporation, Federal National Mortgage
          Association and Government National Mortgage
          Association are interests in separate pools
          of mortgages. All separate investments in
          securities of each issuer which have the
          same coupon rate have been aggregated for
          the purpose of presentation in the schedule
          of investments.
     (f)  Represents investments of securities lending
          collateral.
    144A  Securities exempt from registration under
          Rule 144A of the Securities Act of 1933.
          These securities may be resold in transactions
          exempt from registrations,normally to
          qualified institutional buyers. At the period
          end, the value of these amounted to
          $16,510,120 or 5.3% of net assets.

          AUD - Australian Dollar
          CAD - Canadian Dollar
          EUR - Euro
          SGD - Singapore Dollar

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
      Loomis Sayles Government Securities Fund -- Schedule of Investments
--------------------------------------------------------------------------------

Investments as of March 31, 2004 (unaudited)

 Principal
   Amount                         Description                         Value (a)
--------------------------------------------------------------------------------
Bonds and Notes -- 97.8% of Total Net Assets
              Government Agencies -- 0.9%

$   600,000   Federal National Mortgage Association
              6.625%, 9/15/2009                                     $    699,924
                                                                    ------------
              Mortgage Related -- 15.5%
  4,416,159   Federal Home Loan Mortgage Corp.
              4.500%, 8/01/2033                                        4,319,642
  4,475,075   Federal National Mortgage Association
              5.500%, with various maturities to 2034 (c)              4,587,637
    373,323   Federal National Mortgage Association
              6.500%, 11/01/2031                                         392,233
    246,388   Federal National Mortgage Association
              7.500%, 12/01/2030                                         264,101
  1,908,655   Government National Mortgage Association
              6.500%, 5/15/2031                                        2,015,873
     20,447   Government National Mortgage Association
              8.500%, 2/15/2006                                           21,533
     94,913   Government National Mortgage Association
              9.000%, with various maturities to 2009 (c)                103,580
     36,549   Government National Mortgage Association
              9.500%, 8/15/2009                                           40,363
     16,977   Government National Mortgage Association
              10.000%, with various maturities to 2016 (c)                19,138
      4,167   Government National Mortgage Association
              12.500%, 6/15/2014                                           4,844
                                                                    ------------
                                                                      11,768,944
                                                                    ------------
              Treasuries -- 81.4%
  9,485,000   United States Treasury Bonds
              5.250%, 11/15/2028                                      10,014,083
 13,000,000   United States Treasury Bonds
              7.250%, 5/15/2016 (d)                                   16,784,222
 15,000,000   United States Treasury Bonds
              8.750%, with various maturities to 2020 (c)             21,921,870
  4,000,000   United States Treasury Bonds,
              Zero Coupon, 11/15/2014                                  3,344,288
  9,905,000   United States Treasury Note
              1.625%, 9/30/2005 (d)                                    9,949,876
                                                                    ------------
                                                                      62,014,339
                                                                    ------------
              Total Bonds and Notes (Identified Cost $70,168,235)     74,483,207
                                                                    ------------
Short Term Investments -- 31.6%
    871,450   Bank of Montreal, 1.01%, due 4/20/2004(e)                  871,450
  2,357,366   Bank of Nova Scotia, 1.01%, due 4/05/2004(e)             2,357,366
  3,667,015   BGI Prime Money Market Fund(e)                           3,667,015
    523,859   BNP Paribas, 1.01%, due 4/16/2004(e)                       523,859
    523,859   Citigroup, 1.03%, due 6/14/2004(e)                         523,859
    523,859   Credit Agricole Indosuez, 1.02%, due 4/19/2004(e)          523,859
  1,414,420   Credit Agricole Indosuez, 1.03%, due 4/12/2004(e)        1,414,420
    523,859   Den Danske Bank, 1.01%, due 4/20/2004(e)                   523,859
  3,143,155   Fleet National Bank, 1.063%, due 7/21/2004(e)            3,143,155
    157,158   Harris Trust & Savings Bank, 1.015%, due
                 4/30/2004(e)                                            157,158
  1,309,648   Keybank, 0.98%, due 4/01/2004(e)                         1,309,648
    962,144   Merrill Lynch Premier Institional Fund(e)                  962,144
  3,667,012   Merrimac Cash Fund-Premium Class(e)                      3,667,012
    785,789   Prefco, 1.031%, due 4/26/2004(e)                           785,789
    785,789   Sheffield Receivables Corp, 1.031%, due 4/30/2004(e)       785,789
    261,930   Svenska Handlesbanken, 1.01%, due 4/23/2004(e)             261,930
  2,619,296   Wells Fargo, 1.02%, due 4/05/2004(e)                     2,619,296
                                                                    ------------
              Total Short Term Investments
                 (Identified Cost $24,097,608)                        24,097,608
                                                                    ------------
              Total Investments -- 129.4%
              (Identified Cost $94,265,843)(b)                      $ 98,580,815
              Other assets less liabilities                          (22,388,762)
                                                                    ------------
              Total Net Assets -- 100%                              $ 76,192,053
                                                                    ============

(a)  See Note 2a of Notes to Financial Statements.
(b)  Federal Tax Information:
     At March 31, 2004, the net unrealized appreciation on
     investments based on cost of $95,185,255 for federal income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all investments
     in which there is an excess of value over tax cost             $  3,578,998
     Aggregate gross unrealized depreciation for all investments
     in which there is an excess of tax cost over value                 (183,438)
                                                                    ------------
     Net unrealized appreciation                                    $  3,395,560
                                                                    ============
     At September 30, 2003, the Fund had a capital loss carryover of approximately $8,239,709 of which $1,888,922 expires on
     September 30, 2004, $5,687,678 expires on September 30, 2007 and $663,109 expires on September 30, 2008. This may be
     available to offset future realized capital gains, if any, to the extent provided by regulations.
(c)  The Fund's investment in mortgage related securities of the
     Federal National Mortgage Association and the Government
     National Mortgage Association are interests in separate
     pools of mortgages. All separate investments in securities of each issuer and for United States Treasury Bonds which
     have the same coupon rate have been aggregated for the
     purpose of presentation in the schedule of investments.
(d)  All or a portion of this security was on loan to brokers at
     March 31, 2004.
(e)  Represents investments of securities lending collateral.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
            Loomis Sayles High Income Fund -- Schedule of Investments
--------------------------------------------------------------------------------

Investments as of March 31, 2004 (unaudited)

 Principal
  Amount                         Description                        Value (a)
--------------------------------------------------------------------------------
Bonds and Notes -- 95.0% of Total Net Assets
             Aerospace & Defense -- 0.5%
$  250,000   TD Funding Corp., Senior Subordinated Note
             8.375%, 7/15/2011                                     $  265,000
                                                                   ----------
             Airlines -- 4.3%
   170,348   Continental Airlines, Inc.
             6.648%, 9/15/2017                                        166,669
   225,000   Continental Airlines, Inc., Class C-2
             7.434%, 9/15/2004                                        222,191
   170,379   Continental Airlines, Inc., Series 1998-1, Class 1B
             6.748%, 3/15/2017                                        141,268
    61,917   Continental Airlines, Inc., Series 1999-1, Class C
             6.954%, 8/02/2009                                         53,564
   112,225   Continental Airlines, Inc., Series 1999-2, Class B
             7.566%, 3/15/2020                                         96,580
 1,215,000   Delta Air Lines, Inc.
             8.300%, 12/15/2029                                       698,625
   800,000   Northwest Airlines, Inc.
             7.625%, 3/15/2005 (c)                                    780,000
                                                                   ----------
                                                                    2,158,897
                                                                   ----------
             Automotive -- 3.8%
   600,000   Cummins, Inc.
             7.125%, 3/01/2028                                        594,000
 1,000,000   Dana Corp.
             9.000%, 8/15/2011                                      1,202,500
   100,000   General Motors Corp.
             8.375%, 7/15/2033                                        113,436
                                                                   ----------
                                                                    1,909,936
                                                                   ----------
             Beverages -- 1.3%
   600,000   Bavaria SA, Senior Note, 144A
             8.875%, 11/01/2010                                       637,500
                                                                   ----------
             Building Materials -- 0.2%
   110,000   Jacuzzi Brands, Inc., Senior Note
             9.625%, 7/01/2010                                        121,550
                                                                   ----------
             Chemicals -- 6.9%
   615,000   Equistar Chemicals LP
             6.500%, 2/15/2006                                        627,300
   585,000   Ethyl Corp.
             8.875%, 5/01/2010                                        631,800
 1,000,000   Huntsman International LLC
             10.125%, 7/01/2009 (c)                                 1,017,500
   100,000   IMC Global, Inc.
             7.300%, 1/15/2028                                        105,500
   750,000   IMC Global, Inc.
             11.250%, 6/01/2011                                       888,750
   200,000   Nalco Co., Senior Subordinated Note, 144A
             8.875%, 11/15/2013 (c)                                   208,500
                                                                   ----------
                                                                    3,479,350
                                                                   ----------
             Construction Machinery -- 0.9%
   350,000   Case Credit Corp.
             6.750%, 10/21/2007                                       355,250
   100,000   Case New Holland, Inc., 144A
             9.250%, 8/01/2011                                        113,000
                                                                   ----------
                                                                      468,250
                                                                   ----------
             Consumer Products -- 1.5%
   600,000   Hasbro, Inc.
             6.600%, 7/15/2028                                        616,500
  $120,000   Rayovac Corp., Senior Subordinated Note
             8.500%, 10/01/2013                                    $  129,300
                                                                   ----------
                                                                      745,800
                                                                   ----------
             Electric -- 7.1%
   540,000   AES Corp. (The)
             7.750%, 3/01/2014                                        540,675
   450,000   AES Corp. (The)
             8.875%, 2/15/2011 (c)                                    480,375
   200,000   Calpine Corp.
             7.875%, 4/01/2008                                        145,750
   560,000   Calpine Corp., 144A
             8.750%, 7/15/2013 (c)                                    512,400
   200,000   Empresa Nacional de Electricidad SA
             7.875%, 2/01/2027                                        208,081
   250,000   Empresa Nacional de Electricidad SA
             8.350%, 8/01/2013                                        282,070
   525,000   Enersis SA
             7.400%, 12/01/2016 (yankee)                              538,289
   140,000   Enersis SA,Chile, 144A
             7.375%, 1/15/2014                                        145,145
   235,000   ESI Tractebel Acquisition Corp.
             7.990%, 12/30/2011                                       243,225
   280,130   Salton Sea Funding Corp.
             7.840%, 5/30/2010                                        305,342
    49,987   Salton Sea Funding Corp.
             8.300%, 5/30/2011                                         56,360
   125,000   TECO Energy, Inc.
             7.000%, 5/01/2012                                        131,875
                                                                   ----------
                                                                    3,589,587
                                                                   ----------
             Electronics -- 4.0%
   125,000   Corning, Inc.
             5.900%, 3/15/2014                                        123,750
   225,000   Corning, Inc.
             6.750%, 9/15/2013                                        236,376
   470,000   LSI Logic Corp.
             4.000%, 11/01/2006                                       461,187
   785,000   Lucent Technologies, Inc.
             6.450%, 3/15/2029                                        663,325
   300,000   Nortel Networks Corp.
             4.250%, 9/01/2008                                        304,875
   150,000   Northern Telecom Capital Corp.
             6.875%, 9/01/2023                                        143,250
   100,000   Northern Telecom Capital
             7.875%, 6/15/2026 (c)                                    102,500
                                                                   ----------
                                                                    2,035,263
                                                                   ----------
             Entertainment -- 0.9%
   415,000   Six Flags, Inc.
             8.875%, 2/01/2010                                        428,487
                                                                   ----------
             Environmental -- 1.0%
   400,000   Allied Waste North America, Inc., Senior Note,
                144A
             5.750%, 2/15/2011                                        387,000
    75,000   Allied Waste North America, Inc., Series B
             8.500%, 12/01/2008                                        84,000
    35,000   Allied Waste North America, Senior Note, 144A
             6.500%, 11/15/2010                                        35,744
                                                                   ----------
                                                                      506,744
                                                                   ----------

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
      Loomis Sayles High Income Fund -- Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of March 31, 2004 (unaudited)

Principal
  Amount                       Description                        Value (a)
--------------------------------------------------------------------------------
            Food and Beverage -- 2.0%
 $350,000   Borden Chemical, Inc.
            7.875%, 2/15/2023                                    $  332,500
  550,000   Borden Chemical, Inc.
            9.200%, 3/15/2021                                       577,500
  100,000   Borden Chemical, Inc.
            9.250%, 6/15/2019                                       101,000
                                                                 ----------
                                                                  1,011,000
                                                                 ----------
            Gaming -- 0.8%
  405,000   MGM Mirage, Senior Note, 144A
            5.875%, 2/27/2014                                       404,494
                                                                 ----------
            Healthcare -- 0.7%
  150,000   HCA, Inc.
            7.500%, 12/15/2023                                      158,258
  200,000   HCA, Inc., Medium Term Note
            7.580%, 9/15/2025                                       212,078
                                                                 ----------
                                                                    370,336
                                                                 ----------
            Home Construction -- 1.6%
  475,000   DR Horton, Inc., Senior Note
            5.000%, 1/15/2009                                       491,625
  300,000   K. Hovnanian Enterprises, Inc.
            8.000%, 4/01/2012                                       333,750
                                                                 ----------
                                                                    825,375
                                                                 ----------
            Independent Energy -- 1.0%
  100,000   Chesapeake Energy Corp.
            7.500%, 9/15/2013                                       110,500
  170,000   Chesapeake Energy Corp., Senior Note, 144A
            6.875%, 1/15/2016 (c)                                   178,500
  215,000   Swift Energy Co.
            9.375%, 5/01/2012                                       239,725
                                                                 ----------
                                                                    528,725
                                                                 ----------
            Information/Data Technology -- 1.6%
  180,000   Maxtor Corp.
            5.750%, 3/01/2012                                       158,400
  100,000   Xerox Capital Trust I
            8.000%, 2/01/2027                                       98,250
  200,000   Xerox Corp.
            7.625%, 6/15/2013                                       213,000
  300,000   Xerox Corp., Medium Term Note
            7.200%, 4/01/2016                                       312,000
                                                                 ----------
                                                                    781,650
                                                                 ----------
            Integrated Energy -- 3.0%
  265,000   Cerro Negro Finance, Ltd., 144A
            7.900%, 12/01/2020                                      226,575
  275,000   Grant Prideco Escrow Corp.
            9.000%, 12/15/2009                                      310,063
  125,000   PDVSA Finance, Ltd.
            6.800%, 11/15/2008                                      122,500
  200,000   PDVSA Finance, Ltd.
            7.400%, 8/15/2016 (yankee)                              171,500
  500,000   PDVSA Finance, Ltd.
            9.375%, 11/15/2007                                      525,000
  200,000   Petrozuata Finance, Inc., 144A
            8.220%, 4/01/2017                                       182,000
                                                                 ----------
                                                                  1,537,638
                                                                 ----------
            Life Insurance -- 0.8%
  200,000   Provident Cos., Inc.
            7.250%, 3/15/2028 (c)                                   188,203
 $200,000   UnumProvident Corp.
            7.375%, 6/15/2032                                    $  191,050
                                                                 ----------
                                                                    379,253
                                                                 ----------
            Lodging -- 5.3%
  300,000   FelCor Lodging LP
            0/9.000%, 6/01/2011 (d)                                 321,750
  750,000   Host Marriott LP
            9.250%, 10/01/2007                                      840,000
  851,000   La Quinta Corp.
            7.000%, 8/15/2007                                       897,805
  300,000   La Quinta Inns, Inc. Medium Term Note
            7.330%, 4/01/2008                                       310,125
  300,000   Royal Caribbean Cruises, Ltd.
            7.500%, 10/15/2027                                      304,500
                                                                 ----------
                                                                  2,674,180
                                                                 ----------
            Media Cable -- 3.7%
  500,000   Charter Communications Holdings LLC
            9.625%, 11/15/2009                                      422,500
  150,000   Charter Communications Holdings, Inc., Senior Note
            10.000%, 5/15/2011                                      124,500
  900,000   CSC Holdings, Inc.
            7.875%, 12/15/2007                                      967,500
  200,000   Innova S de RL
            9.375%, 9/19/2013                                       217,000
  150,000   Rogers Communications, Inc.
            2.000%, 11/26/2005                                      141,750
                                                                 ----------
                                                                  1,873,250
                                                                 ----------
            Media Non - Cable -- 0.5%
  250,000   Dex Media, Inc., 144A
            8.000%, 11/15/2013                                      248,125
                                                                 ----------
            Metals & Mining -- 1.3%
  500,000   Ispat Inland ULC, 144A
            9.750%, 4/01/2014                                       520,000
  175,000   Vale Overseas, Ltd.
            8.250%, 1/17/2034                                       160,125
                                                                 ----------
                                                                    680,125
                                                                 ----------
            Oil Field Services -- 0.8%
  820,000   Trico Marine Services, Inc.
            8.875%, 5/15/2012 (c)                                   426,400
                                                                 ----------
            Other -- 0.5%
  250,000   Corrections Corp. of America
            7.500%, 5/01/2011                                       263,438
                                                                 ----------
            Packaging -- 1.4%
  300,000   Owens-Illinois Glass Container, North America
            7.750%, 5/15/2011                                       313,500
  350,000   Owens-Illinois, Inc., Senior Note
            7.500%, 5/15/2010 (c)                                   335,125
   75,000   Owens-Illinois, Inc., Senior Note
            7.800%, 5/15/2018                                        69,375
                                                                 ----------
                                                                    718,000
                                                                 ----------
            Paper -- 6.8%
  220,000   Abitibi-Consolidated, Inc.
            7.500%, 4/01/2028                                       201,170
  250,000   Abitibi-Consolidated, Inc.
            8.500%, 8/01/2029                                       245,442
  200,000   Arcel Finance, Ltd., 144A
            7.048%, 9/01/2011                                       212,000

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
      Loomis Sayles High Income Fund -- Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of March 31, 2004 (unaudited)

 Principal
  Amount                         Description                        Value (a)
--------------------------------------------------------------------------------
             Paper -- continued
$  385,000   Boise Cascade Corp.
             7.350%, 2/01/2016                                     $   407,096
   200,000   Boise Cascade Corp., Series A, Medium Term Note
             7.450%, 8/10/2011                                         211,301
   685,000   Bowater, Inc.
             6.500%, 6/15/2013                                         670,444
   165,000   Georgia-Pacific Corp.
             7.250%, 6/01/2028                                         161,700
   200,000   Georgia-Pacific Corp.
             7.375%, 12/01/2025                                        198,000
   500,000   Georgia-Pacific Corp.
             9.500%, 12/01/2011 (c)                                    602,500
   350,000   Pope & Talbot, Inc.
             8.375%, 6/01/2013                                         364,000
   145,000   Tembec Industries, Inc.
             7.750%, 3/15/2012                                         139,925
                                                                   -----------
                                                                     3,413,578
                                                                   -----------
             Pharmaceuticals -- 2.9%
   385,000   Human Genome Sciences, Inc.
             3.750%, 3/15/2007                                         372,006
   187,000   IVAX Corp.
             4.500%, 5/15/2008                                         189,104
   300,000   Nektar Therapeutics
             3.500%, 10/17/2007                                        292,125
   250,000   Pharma Services Intermediate Holding Corp., Senior
                Note, 144A
             Zero Coupon, 4/01/2014(d)(f)                              143,125
   200,000   Quintiles Transnational Corp., 144A
             10.000%, 10/01/2013                                       208,000
   260,000   Vertex Pharmaceuticals, Inc., 144A
             5.750%, 2/15/2011                                         247,325
                                                                   -----------
                                                                     1,451,685
                                                                   -----------
             Pipelines -- 3.8%
   700,000   Coastal Corp.
             6.500%, 6/01/2008 (c)                                     598,500
   175,000   Tennessee Gas Pipeline Co.
             7.000%, 10/15/2028                                        163,625
   175,000   Williams Cos. (The), Inc.
             7.125%, 9/01/2011 (c)                                     183,750
   455,000   Williams Cos. (The), Inc.
             7.500%, 1/15/2031                                         439,075
   50,000    Williams Cos. (The), Inc.
             7.875%, 9/01/2021                                         50,625
   440,000   Williams Holdings of Delaware
             6.500%, 12/01/2008                                        457,050
                                                                   -----------
                                                                     1,892,625
                                                                   -----------
             Railroads -- 0.6%
   300,000   Grupo Transportacion Ferroviaria Mexicana SA de CV
             0/11.750%, 6/15/2009 (yankee)(d)                          301,500
                                                                   -----------
             Real Estate Investment Trusts -- 2.6%
 1,000,000   Crescent Real Estate Equities LP
             9.250%, 4/15/2009                                       1,112,500
   200,000   TriNet Corporate Realty Trust, Inc.
             7.700%, 7/15/2017                                         221,500
                                                                   -----------
                                                                     1,334,000
                                                                   -----------
             Refining -- 2.8%
   325,000   Citgo Petroleum Corp., Senior Note
             11.375%, 2/01/2011                                        379,438
   700,000   Premcor Refining Group (The), Inc.
             7.500%, 6/15/2015                                         770,000
   225,000   Premcor Refining Group (The), Inc., Senior Note
             6.750%, 2/01/2011                                         244,688
                                                                   -----------
                                                                     1,394,126
                                                                   -----------
             Restaurants -- 0.3%
   125,000   Domino's, Inc., Senior Subordinated Note
             8.250%, 7/01/2011                                         134,688
                                                                   -----------
             Retailers -- 4.5%
   250,000   Dillard's, Inc.
             6.625%, 1/15/2018                                         245,625
   800,000   Dillard's, Inc.
             7.750%, 7/15/2026                                         816,000
   800,000   Foot Locker, Inc.
             8.500%, 1/15/2022                                         897,000
   335,000   Toys R US, Inc.
             7.375%, 10/15/2018                                        328,300
                                                                   -----------
                                                                     2,286,925
                                                                   -----------
             Sovereigns -- 3.2%
   200,000   Dominican Republic, 144A
             9.040%, 1/23/2013                                         144,000
   345,000   Republic of Brazil
             8.250%, 1/20/2034 (c)                                     293,250
 1,000,000   Republic of Brazil
             9.375%, 4/07/2008 (c)                                   1,065,000
   125,000   Republic of Peru
             4.500%, 3/07/2017                                         110,000
                                                                   -----------
                                                                     1,612,250
                                                                   -----------
             Textile -- 1.9%
   905,000   Phillips Van-Heusen Corp.
             7.750%, 11/15/2023                                        936,675
                                                                   -----------
             Transportation Services -- 2.6%
   275,000   APL, Ltd.
             8.000%, 1/15/2024                                         259,875
   136,181   Atlas Air, Inc., Series 1998-1, Class 1A
             7.380%, 1/02/2018                                         129,274
   133,099   Atlas Air, Inc., Series 1999-1, Class 1A
             7.200%, 1/02/2019                                         124,873
   129,929   Atlas Air, Inc., Series 2000-1, Class A
             8.707%, 1/02/2019                                         124,290
   300,000   Overseas Shipholding Group, Senior Note
             7.500%, 2/15/2024                                         303,750
   350,000   Stena AB, Senior Note
             7.500%, 11/01/2013                                        365,750
                                                                   -----------
                                                                     1,307,812
                                                                   -----------
             Wirelines -- 5.6%
   150,000   Philippine Long Distance Telephone Co.
             8.350%, 3/06/2017                                         136,500
   700,000   Philippine Long Distance Telephone Co.
             10.500%, 4/15/2009                                        770,000
   375,000   Qwest Capital Funding, Inc.
             6.875%, 7/15/2028                                         290,626
   75,000    Qwest Capital Funding, Inc.
             7.000%, 8/03/2009 (c)                                     65,813
 1,890,000   Qwest Capital Funding, Inc.
             7.750%, 2/15/2031                                       1,549,800
                                                                   -----------
                                                                     2,812,739
                                                                   -----------
             Total Bonds and Notes (Identified Cost $44,257,556)    47,946,956
                                                                   -----------

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
     Loomis Sayles High Income Fund -- Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of March 31, 2004 (unaudited)

  Shares                            Description                           Value (a)
------------------------------------------------------------------------------------
Preferred Stocks -- 2.5%
             Electric -- 0.7%
     8,000   CMS Energy Trust I, 7.75%, 7/15/2027                        $  360,000
                                                                         ----------
             Electronics -- 0.4%
       175   Lucent Technologies Capital Trust I, 7.75%, 3/15/2017          220,710
                                                                         ----------
             Entertainment -- 0.2%
     3,000   Six Flags, Inc., 7.25%, 8/15/2009                               72,450
                                                                         ----------
             Pipelines -- 1.0%
     8,000   Williams Cos., Inc., 5.50%, 6/01/2033(c)                       510,000
                                                                         ----------
             Wirelines -- 0.2%
     2,000   Philippine Long Distance Telephone Co. (GDR), $14.00,
             12/31/2049                                                      92,000
                                                                         ----------
             Total Preferred Stocks (Identified Cost $1,134,032)          1,255,160
                                                                         ----------

 Principal
  Amount
------------------------------------------------------------------------------------
Short Term Investments -- 15.0%
$  464,304   Repurchase Agreement with Investors Bank & Trust Co.
             dated 3/31/2004 at 0.76% to be repurchased at $464,314
             on 4/01/2004, collateralized by $474,997 Federal National
             Mortgage Bond, 3.230%, due 3/25/2022 valued at $487,520         464,304
   257,254   Bank of Montreal, 1.01%, due 4/20/2004(e)                       257,254
   695,900   Bank of Nova Scotia, 1.01%, due 4/05/2004(e)                    695,900
 1,082,509   BGI Prime Money Market Fund(e)                                1,082,509
   154,644   BNP Paribas, 1.01%, due 4/16/2004(e)                            154,644
   154,644   Citigroup, 1.03%, due 6/14/2004(e)                              154,644
   154,644   Credit Agricole Indosuez, 1.02%, due 4/19/2004(e)               154,644
   417,540   Credit Agricole Indosuez, 1.03%, due 4/12/2004(e)               417,540
   154,644   Den Danske Bank, 1.01%, due 4/20/2004(e)                        154,644
   927,867   Fleet National Bank, 1.063%, due 7/21/2004(e)                   927,867
    46,394   Harris Trust & Savings Bank, 1.015%, due 4/30/2004(e)            46,394
   386,611   Keybank, 0.98%, due 4/01/2004(e)                                386,611
   284,027   Merrill Lynch Premier Institional Fund(e)                       284,027
 1,082,510   Merrimac Cash Fund-Premium Class(e)                           1,082,510
   231,967   Prefco, 1.031%, due 4/26/2004(e)                                231,967
   231,967   Sheffield Receivables Corp, 1.031%, due 4/30/2004(e)            231,967
    77,322   Svenska Handlesbanken, 1.01%, due 4/23/2004(e)                   77,322
   773,222   Wells Fargo, 1.02%, due 4/05/2004(e)                            773,222
                                                                         -----------
             Total Short Term Investments (Identified Cost $7,577,970)     7,577,970
                                                                         -----------
             Total Investments -- 112.5%
             (Identified Cost $52,969,558) (b)                            56,780,086
             Other assets less liabilities                                (6,290,236)
                                                                         -----------
             Total Net Assets -- 100%                                    $50,489,850
                                                                         ===========
       (a)   See Note 2a of Notes to Financial Statements.
       (b)   Federal Tax Information:
             At March 31, 2004, the net unrealized appreciation on
             investments based on cost of $52,977,808 for federal
             income tax purposes was as follows:
             Aggregate gross unrealized appreciation for all
             investments in which there is an excess of value over
             tax cost                                                    $ 4,651,778
             Aggregate gross unrealized depreciation for all
             investments in which there is an excessof tax cost
             over value                                                     (865,500)
                                                                         -----------
             Net unrealized appreciation                                 $ 3,786,278
                                                                         ===========

             At September 30, 2003, the Fund had a capital loss carryover of approximately $87,273,513 of which $458,229 expires on September 30, 2007, $16,613,930 expires on September 30, 2008, $43,374,721 expires on September 30,
             2009 and $26,826,633 expires on September 30, 2010. This may be available to offset future realized capital gains, if any, to the extent provided by regulations.

       (c) All or a portion of this security was on loan to brokers at March 31, 2004.
       (d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
       (e)   Represents investments of securities lending collateral.
       (f) Step Bond: Coupon rate is zero or below market for an initial period and then increases to a higher coupon rate at a specified date and rate.

       GDR   Global Depositary Receipt
      144A   Securities exempt from registration under Rule 144A of
             the Securities Act of 1933. These securities may be
             resold in transactions exempt from registrations,
             normally to qualified institutional buyers. At the period
             end, the value of these amounted to $4,753,433 or 9.4% of
             net assets.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
             Loomis Sayles Limited Term Government and Agency Fund
                            Schedule of Investments
--------------------------------------------------------------------------------

Investments as of March 31, 2004 (unaudited)

 Principal
   Amount                            Description                          Value (a)
-------------------------------------------------------------------------------------
Bonds and Notes -- 98.6% of Total Net Assets
              Asset-Backed -- 4.0%
$ 2,240,000   Residential Asset Mortgage Products, Inc.,Series
              2003-RZ5, Class A3
              3.800%, 7/25/2030                                          $  2,232,484
  1,675,000   Residential Funding Mortgage Securities II
              5.420%, 2/25/2016                                             1,729,044
  1,376,000   Residential Funding Mortgage Securities II, Series
              2003-HI4, Class A4
              4.590%, 4/25/2018                                             1,422,449
                                                                         ------------
                                                                            5,383,977
                                                                         ------------
              Government Agencies -- 13.4%
  2,935,000   Federal Farm Credit Bank
              2.375%, 10/02/2006                                            2,956,511
  6,200,000   Federal Home Loan Bank
              3.625%, 11/14/2008                                            6,379,738
  5,000,000   Federal Home Loan Mortgage Corp.
              5.750%, 4/15/2008                                             5,574,660
  3,000,000   Federal National Mortgage Association
              5.500%, 5/02/2006                                             3,223,344
                                                                         ------------
                                                                           18,134,253
                                                                         ------------
              Mortgage Related -- 54.0%
  2,611,778   Federal Home Loan Mortgage Corp.
              5.000%, 5/01/2018                                             2,688,157
    726,611   Federal Home Loan Mortgage Corp.
              7.000%, 2/01/2016                                               776,844
    150,106   Federal Home Loan Mortgage Corp.
              7.500%, with various maturities to 2026 (c)                     160,658
    137,807   Federal Home Loan Mortgage Corp.
              8.000%, with various maturities to 2015 (c)                     143,835
      9,131   Federal Home Loan Mortgage Corp.
              10.000%, 7/01/2019                                               10,269
    922,614   Federal Home Loan Mortgage Corp.
              11.500%, with various maturities to 2020 (c)                  1,048,208
  9,335,909   Federal National Mortgage Association
              4.000%, with various maturities to 2019 (c)                   9,279,438
  4,087,970   Federal National Mortgage Association
              4.500%, 11/01/2033                                            3,999,335
 19,824,378   Federal National Mortgage Association
              5.500%, with various maturities to 2033 (c)                  20,578,785
 16,526,151   Federal National Mortgage Association
              6.000%, with various maturities to 2033 (c)                  17,375,516
  2,329,846   Federal National Mortgage Association
              6.500%, with various maturities to 2032 (c)                   2,466,654
    712,695   Federal National Mortgage Association
              7.000%, 12/01/2022                                              766,761
  2,707,409   Federal National Mortgage Association
              7.500%, with various maturities to 2032 (c)                   2,901,395
    364,242   Federal National Mortgage Association
              8.000%, with various maturities to 2016 (c)                     391,708
  2,817,246   Government National Mortgage Association
              5.500%, 7/20/2033                                             2,896,726
    339,225   Government National Mortgage Association
              6.000%, 12/15/2031                                              354,672
  4,775,415   Government National Mortgage Association
              6.500%, with various maturities to 2033 (c)                   5,028,510
  1,831,064   Government National Mortgage Association
              7.000%, with various maturities to 2031 (c)                   1,952,946
     26,001   Government National Mortgage Association
              12.500%, with various maturities to 2015 (c)                     30,288
    284,450   Government National Mortgage Association
              16.000%, with various maturities to 2012 (c)                    340,717
     96,230   Government National Mortgage Association
              17.000%, with various maturities to 2011 (c)                    116,788
                                                                         ------------
                                                                           73,308,210
                                                                         ------------
              Supranational -- 3.3%
  3,210,000   Inter-American Development Bank Bonds
              12.250%, 12/15/2008                                           4,514,713
                                                                         ------------
              Treasuries -- 23.9%
 10,400,000   United States Treasury Notes
              2.000%, 8/31/2005                                            10,503,189
  1,290,000   United States Treasury Notes
              2.250%, 2/15/2007                                             1,300,986
  7,125,000   United States Treasury Notes
              3.125%, with various maturities to 2008 (c) (d)               7,275,716
  4,750,000   United States Treasury Notes
              3.375%, 11/15/2008 (d)                                        4,894,357
  3,800,000   United States Treasury Notes
              5.000%, 8/15/2011 (d)                                         4,187,273
  3,750,000   United States Treasury Notes
              6.625%, 5/15/2007                                             4,266,945
                                                                         ------------
                                                                           32,428,466
                                                                         ------------
              Total Bonds and Notes (Identified Cost $131,443,925)        133,769,619
                                                                         ------------
Short Term Investments -- 9.2%
  1,364,747   Repurchase Agreement with Investors Bank & Trust Co.
              dated 3/31/2004 at 0.76% to be repurchased at $1,364,776
              on 4/01/2004, collateralized by $1,388,959 Federal Home
              Loan Mortgage Corporation, 3.732%, due 1/01/2021 valued
              at $1,433,116                                                 1,364,747
    398,950   Bank of Montreal, 1.01%, due 4/20/2004 (e)                      398,950
  1,079,204   Bank of Nova Scotia, 1.01%, due 4/05/2004 (e)                 1,079,204
  1,678,763   BGI Prime Money Market Fund (e)                               1,678,763
    239,823   BNP Paribas, 1.01%, due 4/16/2004 (e)                           239,823
    239,823   Citigroup, 1.03%, due 6/14/2004 (e)                             239,823
    239,823   Credit Agricole Indosuez, 1.02%, due 4/19/2004 (e)              239,823
    647,523   Credit Agricole Indosuez, 1.03%, due 4/12/2004 (e)              647,523
    239,823   Den Danske Bank, 1.01%, due 4/20/2004 (e)                       239,823
  1,438,939   Fleet National Bank, 1.063%, due 7/21/2004 (e)                1,438,939
     71,947   Harris Trust & Savings Bank, 1.015%, due 4/30/2004 (e)           71,947
    599,558   Keybank, 0.98%, due 4/01/2004 (e)                               599,558
    440,470   Merrill Lynch Premier Institional Fund (e)                      440,470
  1,678,762   Merrimac Cash Fund-Premium Class (e)                          1,678,762
    359,735   Prefco, 1.031%, due 4/26/2004 (e)                               359,735
    359,735   Sheffield Receivables Corp, 1.031%, due 4/30/2004 (e)           359,735
    119,912   Svenska Handlesbanken, 1.01%, due 4/23/2004(e)                  119,912
  1,199,116   Wells Fargo, 1.02%, due 4/05/2004 (e)                         1,199,116
                                                                         ------------
              Total Short Term Investments (Identified Cost
              $12,396,653)                                                 12,396,653
                                                                         ------------
              Total Investments -- 107.8%
              (Identified Cost $143,840,578) (b)                          146,166,272
              Other assets less liabilities                               (10,522,291)
                                                                         ------------
              Total Net Assets -- 100%                                   $135,643,981
                                                                         ============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
             Loomis Sayles Limited Term Government and Agency Fund
                       Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of March 31, 2004 (unaudited)

        (a)   See Note 2a of Notes to Financial Statements.
        (b)   Federal Tax Information:
              At March 31, 2004, the net
              unrealized appreciation on investments based on
              cost of $144,494,978 for federal income tax purposes
              was as follows:
              Aggregate gross unrealized appreciation for all
              investments in which there is an excess of value over
              tax cost                                               $1,811,411
              Aggregate gross unrealized depreciation for all
              investments in which there is an excess of tax cost
              over value                                               (140,117)
                                                                     ----------
              Net unrealized appreciation                            $1,671,294
                                                                     ==========
              At September 30, 2003, the Fund had a capital loss carryover of approximately $22,290,822 of which $4,342,078 expires on September 30, 2004,
              $2,731,339 expires on September 30, 2005,
              $10,626,315 expires on September 30, 2007,
              $4,165,768 expires on September 30, 2008 and
              $425,322 expires on September 30, 2011. This may be available to offset future realized capital gains, if any, to the extent provided by regulations.
        (c) The Fund's investment in mortgage related securities of the Federal Home Loan Mortgage
              Corporation, Federal National Mortgage Association and the Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer and for United States Treasury Notes which have the same coupon rate have been aggregated for the purpose of presentation in the schedule of investments.
        (d) All or a portion of this security was on loan to brokers at March 31, 2004.
        (e) Represents investments of securities lending collateral.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                Loomis Sayles Massachusetts Tax Free Income Fund
                            Schedule of Investments
--------------------------------------------------------------------------------

Investments as of March 31, 2004 (unaudited)

 Principal
  Amount                          Description                         Value (a)
--------------------------------------------------------------------------------
Tax Exempt Obligations -- 95.8% of Total Net Assets
             Highlands County, FL, Health Facilities
                Authority -- 1.2%
$1,000,000   Adventis Health System,
             5.875%, 11/15/2029                                      $ 1,061,210
                                                                     -----------
             Martha's Vineyard, MA -- 1.1%
 1,000,000   Land Bank Revenue,
             5.000%, 5/01/2032, (AMBAC insured)                        1,036,380
                                                                     -----------
             Massachusetts Bay Transportation Authority -- 6.3%
 3,000,000   Assessment Series A,
             5.250%, 7/01/2030                                         3,157,260
 2,500,000   Series A,
             5.000%, 7/01/2032                                         2,580,225
                                                                     -----------
                                                                       5,737,485
                                                                     -----------
             Massachusetts State -- 5.6%
 4,000,000   State Refunding Series A,
             6.500%, 11/01/2014, (AMBAC insured)                       5,023,440
                                                                     -----------
             Massachusetts State Development Finance
                Agency -- 16.3%
 2,500,000   Cambridge Street Development Series A,
             5.125%, 2/01/2034, (MBIA insured)                         2,602,125
 2,000,000   Health Care Facility Alliance,
             7.100%, 7/01/2032                                         1,963,560
 4,000,000   Mount Holyoke College,
             5.250%, 7/01/2031                                         4,203,560
 2,800,000   Refunding Springfield Resource Recovery-A,
             5.625%, 6/01/2019                                         2,941,708
 1,100,000   Visual and Performing Arts,
             6.000%, 8/01/2021                                         1,325,313
 1,610,000   WGBH Educational Foundation Series A,
             5.375%, 1/01/2042, (AMBAC insured)                        1,715,922
                                                                     -----------
                                                                      14,752,188
                                                                     -----------
             Massachusetts State Health &
                Educational Facilities Authority -- 37.4%
 1,160,000   Baystate Medical Center Series F,
             5.700%, 7/01/2027                                         1,213,685
 3,000,000   Boston University,
             5.000%, 10/01/2039                                        3,115,470
 2,200,000   Catholic Health East,
             5.500%, 11/15/2032                                        2,236,652
 3,000,000   Dana Farber Series G-1,
             6.250%, 12/01/2022                                        3,179,550
 3,000,000   Harvard Univerity Series N,
             6.250%, 4/01/2020                                         3,759,390
 1,200,000   Harvard University Series F,
             5.125%, 7/15/2037                                         1,255,692
 1,550,000   Milford-Whitinsville Regional Corp.,
             5.250%, 7/15/2018                                         1,505,019
 1,500,000   Milton Hospital Series C,
             5.500%, 7/01/2016                                         1,557,840
 3,000,000   Nichols College Series C,
             6.000%, 10/01/2017                                        3,132,210
 2,000,000   Partners Healthcare Systems Series B,
             5.250%, 7/01/2029                                         2,045,640
 2,500,000   Partners Healthcare Systems Series C,
             5.750%, 7/01/2021                                         2,707,750
 1,500,000   Tufts University Series I,
             5.250%, 2/15/2030                                         1,573,755
 1,000,000   University of Massachusetts Project Series C,
             5.250%, 10/01/2031, (MBIA insured)                        1,059,140
 2,000,000   University of Massachusetts Series C,
             5.125%, 10/01/2034, (FGIC insured)                        2,087,760
$2,265,000   Wellesley College Series F,
             5.125%, 7/01/2039                                       $ 2,350,753
 1,000,000   Williams College Series H,
             5.000%, 7/01/2033                                         1,035,370
                                                                     -----------
                                                                      33,815,676
                                                                     -----------
             Massachusetts State Housing Finance Agency -- 1.2%
 1,110,000   Single Family Mortgage Series 21,
             7.125%, 6/01/2025                                         1,111,687
                                                                     -----------
             Massachusetts State Port Authority -- 3.4%
 1,750,000   Delta Air Lines, Inc. Project Series A,
             5.500%, 1/01/2019, (AMBAC insured)                        1,851,605
 1,200,000   Series A,
             5.000%, 7/01/2033, (MBIA insured)                         1,241,532
                                                                     -----------
                                                                       3,093,137
                                                                     -----------
             Massachusetts State Turnpike Authority -- 3.3%
 2,950,000   Metropolitan Highway System, Capital Appreciation
             Senior Series A,
             5.000%, 1/01/2037, (MBIA insured)                         3,009,679
                                                                     -----------
             Massachusetts State Water Resources Authority -- 6.8%
 2,000,000   General Series B,
             5.125%, 8/01/2027, (MBIA insured)                         2,098,000
 3,240,000   Series A,
             6.500%, 7/15/2019, (FGIC insured)                         4,017,794
                                                                     -----------
                                                                       6,115,794
                                                                     -----------
             Michigan State Hospital Finance Authority -- 1.8%
 1,500,000   Oakwood Obligated Group,
             5.500%, 11/01/2017                                        1,605,780
                                                                     -----------
             New England Education Loan Marketing -- 3.8%
 3,000,000   Student Loan Revenue Bond Sub-Issue H,
             6.900%, 11/01/2009                                        3,458,730
                                                                     -----------
             Puerto Rico Commonwealth Aqueduct &
                Sewer Authority -- 5.0%
 3,000,000   Aqueduct & Sewer Authority,
             6.250%, 7/01/2013                                         3,618,810
   695,000   Aqueduct & Sewer Authority,
             10.250%, 7/01/2009                                          862,891
                                                                     -----------
                                                                       4,481,701
                                                                     -----------
             University of Massachusetts Building Authority -- 2.6%
 2,200,000   SR - Series 1,
             5.250%, 11/01/2028, (AMBAC insured)                       2,338,446
                                                                     -----------
             Total Tax Exempt Obligations
             (Cost $81,567,026)                                       86,641,333
                                                                     -----------

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                Loomis Sayles Massachusetts Tax Free Income Fund
                       Schedule of Investments (Continued)
--------------------------------------------------------------------------------

Investments as of March 31, 2004 (unaudited)

 Principal
  Amount                          Description                         Value (a)
--------------------------------------------------------------------------------
Short Term Investment -- 2.9% of Total Net Assets
$2,650,803   Repurchase Agreement with Investors Bank & Trust Co.
             dated 3/31/2004 at 0.76% to be repurchased at
             $2,650,859 on 4/01/2004, collateralized by $2,774,873
             Federal National Mortgage Association Bond, 1.49%,
             due 5/15/2032 valued at $2,783,569                      $ 2,650,803
                                                                     -----------
             Total Short Term Investment
             (Cost $2,650,803)                                         2,650,803
                                                                     -----------
             Total Investments -- 98.7%
             (Identified Cost $84,217,829) (b)                        89,292,136
             Other assets less liabilities                             1,156,472
                                                                     -----------
             Total Net Assets -- 100.0%                              $90,448,608
                                                                     ===========

        (a)  See Note 2a of Notes to Financial Statements.
        (b)  Federal Tax Information:
             At March 31, 2004, the net unrealized appreciation on
             investments based on cost of $84,215,824 for federal
             income tax purposes was as follows:
             Aggregate gross unrealized appreciation for all
             investments in which there is an excess of value over
             tax cost                                                $5,225,577
             Aggregate gross unrealized depreciation for all
             investments in which there is an excess of tax cost
             over value                                                (149,265)
                                                                     ----------
             Net unrealized appreciation                             $5,076,312
                                                                     ==========

             At September 30, 2003, the Fund had a capital loss carryover of approximately $2,539,647 of which $1,419,707 expires on September 30, 2007, $116,500 expires on September 30, 2008 and $1,003,440 expires on September 30, 2010. This may be available to offset future realized capital gains, if any, to the extent provided by regulations.

     AMBAC   American Municipal Bond Assurance Corp.
      FGIC   Financial Guarantee Insurance Company
      MBIA   Municipal Bond Investors Assurance Corp.

Holdings By Revenue Source at March 31, 2004 (unaudited)

                           % of Net Assets
                           ---------------
University                       14.8
College                          11.9
Water                            11.7
Financial                         8.4
Hospital                          7.1
Revenue                           4.6
Health                            4.2
Student Loan                      3.8
Special Assessment                3.5
Miscellaneous                     3.4
Turnpike                          3.3
Pooled Funds                      3.3
Hospital System Bonds             3.0
Financial Services                2.9
Mass Transit                      2.9
Nursing Home                      2.2
Airport                           2.1
Other, less than 2% each          5.6

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
         Loomis Sayles Municipal Income Fund -- Schedule of Investments
--------------------------------------------------------------------------------

Investments as of March 31, 2004 (unaudited)

 Principal
  Amount                          Description                         Value (a)
--------------------------------------------------------------------------------
Tax Exempt Obligations -- 95.4% of Total Net Assets
             California -- 4.4%
$2,000,000   California State,
             5.125%, 6/01/2027                                       $ 2,019,440
   100,000   Golden State Tobacco Securitization Corp.,
             5.750%, 6/01/2021                                           104,635
   250,000   Golden State Tobacco Securitization Corp.,
             5.750%, 6/01/2022                                           261,105
   250,000   Golden State Tobacco Securitization Corp.,
             5.750%, 6/01/2023                                           260,050
 3,000,000   Sacramento, CA, Power Authority,
             6.000%, 7/01/2022                                         3,179,970
                                                                     -----------
                                                                       5,825,200
                                                                     -----------
             Colorado -- 1.6%
 2,000,000   Denver, CO, City & County Airport,
             5.250%, 11/15/2023, (MBIA insured)                        2,134,620
                                                                     -----------
             District of Columbia -- 4.1%
 5,280,000   Metropolitan Washington D.C. Airports Authority,
             5.125%, 10/01/2029, (FGIC insured)                        5,451,758
                                                                     -----------
             Florida -- 6.2%
 3,000,000   Escambia County, FL, Pollution Control,
             6.900%, 8/01/2022                                         3,099,720
 5,000,000   Highlands County, FL, Health Facilities Authority,
                Multiple Obligors,
             5.375%, 11/15/2035                                        5,086,850
                                                                     -----------
                                                                       8,186,570
                                                                     -----------
             Illinois -- 9.6%
 1,000,000   Chicago, IL, Skyway Toll Bridge,
             5.375%, 1/01/2011                                         1,103,030
 2,780,000   Illinois Educational Facilities Authority,
                University of Chicago,
             5.000%, 7/01/2033                                         2,871,962
 3,000,000   Illinois Educational Facilities Authority,
                University of Chicago,
             5.125%, 7/01/2038                                         3,087,810
 1,750,000   Illinois State,
             5.400%, 12/01/2020, (MBIA insured)                        1,922,900
 3,500,000   Metropolitan Pier & Exposition Authority,
             5.250%, 6/15/2042, (MBIA insured)                         3,677,800
                                                                     -----------
                                                                      12,663,502
                                                                     -----------
             Indiana -- 5.6%
 2,000,000   Indiana Transportation Finance Authority,
             5.375%, 12/01/2025                                        2,123,060
 5,000,000   Indianapolis, IN, Local Public Improvement Bond Bank,
             5.250%, 7/01/2033, (MBIA insured)                         5,245,650
                                                                     -----------
                                                                       7,368,710
             Massachusetts -- 2.3%
   900,000   Massachusetts Housing Finance Agency,
             6.600%, 12/01/2026                                          923,985
 2,000,000   Massachusetts Turnpike Authority,
             5.000%, 1/01/2039, (AMBAC insured)                        2,052,540
                                                                     -----------
                                                                       2,976,525
                                                                     -----------
             Michigan -- 7.3%
 2,850,000   Michigan Hospital Finance Authority, Henry Ford
                Health System,
             5.500%, 3/01/2014                                         3,115,677
 1,100,000   Michigan State Hospital Finance Authority, Oakwood
                Obligated Group,
             5.500%, 11/01/2014                                        1,210,792
 5,000,000   University of Michigan,
             5.250%, 12/01/2020                                        5,228,000
                                                                     -----------
                                                                       9,554,469
                                                                     -----------
             Mississippi -- 4.0%
$2,000,000   Lowndes County, MS, Solid Waste Disposal & Pollution
                Control,
             6.700%, 4/01/2022                                       $ 2,345,380
 2,500,000   Lowndes County, MS, Solid Waste Disposal & Pollution
                Control,
             6.800%, 4/01/2022                                         2,960,725
                                                                     -----------
                                                                       5,306,105
                                                                     -----------
             New Jersey -- 0.8%
 1,000,000   New Jersey Health Care Facilities Financing Authority,
                Catholic Health East, 5.375%, 11/15/2033               1,026,950
                                                                     -----------
             New York -- 11.7%
 2,000,000   New York City, NY,
             6.000%, 1/15/2020                                         2,264,080
 3,000,000   New York Dormitory Authority,
             5.500%, 5/15/2013                                         3,445,620
 2,740,000   New York Dormitory Authority,
             5.750%, 7/01/2013                                         3,181,880
 1,300,000   Port Authority of New York & New Jersey,
             7.000%, 10/01/2007                                        1,348,243
 5,000,000   Triborough Bridge & Tunnel Authority,
             5.000%, 1/01/2032                                         5,151,950
                                                                     -----------
                                                                      15,391,773
                                                                     -----------
             North Carolina -- 1.1%
 1,300,000   North Carolina Eastern Municipal Power Agency,
             5.500%, 1/01/2012                                         1,436,084
                                                                     -----------
             Oregon -- 3.1%
 4,000,000   Western Generation Agency,
             7.400%, 1/01/2016                                         4,094,120
                                                                     -----------
             Pennsylvania -- 11.5%
 3,300,000   Lehigh County, PA, General Purpose Authority,
             Saint Luke's Hospital of Bethlehem, 5.250%, 8/15/2023     3,313,365
 3,000,000   Pennsylvania Economic Development Financing
                Authority,
             6.600%, 1/01/2019                                         3,048,720
 3,000,000   Pennsylvania Economic Development Financing
                Authority,
             7.600%, 12/01/2024                                        3,161,640
 5,000,000   Pennsylvania Industrial Development Authority,
             5.500%, 7/01/2019, (AMBAC insured)                        5,592,650
                                                                     -----------
                                                                      15,116,375
                                                                     -----------
             Puerto Rico -- 0.9%
 1,000,000   Puerto Rico Infrastructure Financing Authority,
             5.500%, 10/01/2040                                        1,112,690
                                                                     -----------
             South Carolina -- 2.4%
 3,000,000   Greenville County, SC, School District,
             5.500%, 12/01/2028                                        3,202,860
                                                                     -----------
             Tennessee -- 2.0%
 2,500,000   Maury County, TN, Industrial Development Board,
                Pollution Control,
             6.500%, 9/01/2024                                         2,569,150
             Texas -- 10.9%
 4,275,000   Dallas-Fort Worth, TX, International Airport,
             5.500%, 11/01/2033                                        4,554,457
 1,900,000   Denton County, TX,
             5.125%, 7/15/2026                                         1,964,467
 3,000,000   Houston, TX, Water & Sewer System,
             5.250%, 12/01/2023, (FGIC insured)                        3,154,200
 1,435,000   Katy, TX, Independent School District,
             5.125%, 2/15/2020                                         1,537,100
 3,000,000   Lewisville, TX, Independent School District,
             5.250%, 8/15/2027                                         3,154,950
                                                                     -----------
                                                                      14,365,174
                                                                     -----------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
   Loomis Sayles Municipal Income Fund -- Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of March 31, 2004 (unaudited)

Tax Exempt Obligations -- (continued)

 Principal
  Amount                          Description                          Value (a)
---------------------------------------------------------------------------------
             Washington -- 5.9%
$2,000,000   Energy Northwest,
             5.500%, 7/01/2014                                       $  2,300,040
 3,000,000   Grant County, WA, Public Utility District No. 2,
                Wanapum Hydroelectric,
             5.000%, 1/01/2035, (MBIA insured)                          3,081,600
 2,250,000   Port of Seattle, WA,
             5.000%, 4/01/2031, (FGIC insured)                          2,315,138
                                                                     ------------
                                                                        7,696,778
                                                                     ------------
             Total Tax Exempt Obligations
             (Identified Cost $118,205,927)                           125,479,413
                                                                     ------------
Short Term Investment -- 1.0% of Total Net Assets
 1,392,790   Repurchase Agreement with Investors Bank & Trust Co.
             dated 3/31/2004 at 0.76% to be repurchased at
             $1,392,819 on 4/01/2004, collateralized by $1,450,224
             Federal Home Loan Mortgage Bond, 5.00%, due 5/01/2033
             valued at $1,462,430                                       1,392,790
                                                                     ------------
             Total Short Term Investment
             (Cost $1,392,790)                                          1,392,790
                                                                     ------------
             Total Investments -- 96.4%
             (Identified Cost $119,598,717) (b)                       126,872,203
             Other assets less liabilities                              4,676,886
                                                                     ------------
             Total Net Assets-- 100.0%                               $131,549,089
                                                                     ============
        (a)  See Note 2a of Notes to Financial Statements.
        (b)  Federal Tax Information:
             At March 31, 2004, the net unrealized appreciation on
                investments based on cost of $119,229,938 for
                federal income tax purposes was as follows:
             Aggregate gross unrealized appreciation for all
                investments in which there is an excess of value
                over tax cost                                        $  7,727,292
             Aggregate gross unrealized depreciation for all
                investments in which there is an excess of tax
                cost over value                                           (85,027)
                                                                     ------------
             Net unrealized appreciation                             $  7,642,265
                                                                     ============
             At September 30, 2003, the Fund had a capital loss
                carryover of approximately $1,700,392 of which
                $1,700,392 expires on September 30, 2007. This may
                be available to offset future realized capital
                gains, if any, to the extent provided by
                regulations.
     AMBAC   American Municipal Bond Assurance Corp.
      FGIC   Financial Guarantee Insurance Company
      MBIA   Municipal Bond Investors Assurance Corp.

Holdings By Revenue Source at March 31, 2004 (unaudited)

                           % of Net Assets
                           ---------------
University                       13.5
Various Purpose                  10.3
Improvement                       7.5
Solid Waste Disposal              6.4
Water                             6.4
Revenue                           5.3
Airport                           5.1
Pooled Funds                      4.3
Financial                         4.3
Insured                           4.1
Paper/Forest Products             3.1
Electric                          2.8
Development                       2.8
Hospital                          2.5
Public Power/Utility              2.4
Hospital System Bonds             2.4
Public Utility District           2.3
Mining                            2.3
Other, less than 2% each          7.6

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
         Loomis Sayles Strategic Income Fund -- Schedule of Investments
--------------------------------------------------------------------------------

Investments as of March 31, 2004 (unaudited)

 Principal
   Amount     Description                                               Value(a)
-------------------------------------------------------------------------------
Bonds and Notes -- 85.4% of Total Net Assets
              Convertible Bonds -- 6.0%
              Canada -- 1.3%
$ 5,750,000   Nortel Networks Corp.
              4.250%, 9/01/2008                                      $ 5,843,437
  1,500,000   Rogers Communications, Inc.
              2.000%, 11/26/2005                                       1,417,500
    315,000   TELUS Corp.
              6.750%, 6/15/2010, (CAD)                                   252,288
                                                                     -----------
                                                                       7,513,225
                                                                     -----------
              Netherlands -- 0.3%
  1,550,000   Infineon Technologies Holding BV
              4.250%, 2/06/2007, (EUR)                                 1,874,528
                                                                     -----------
              United Kingdom -- 2.3%
    500,000   COLT Telecom Group PLC
              2.000%, 3/29/2006, (EUR)                                   676,142
  4,075,000   COLT Telecom Group PLC
              2.000%, 12/16/2006, (EUR)                                5,685,897
  4,885,000   COLT Telecom Group PLC
              2.000%, 4/03/2007, (EUR)                                 6,883,661
                                                                     -----------
                                                                      13,245,700
                                                                     -----------
              United States -- 2.1%
    475,000   Amkor Technology, Inc.
              5.000%, 3/15/2007(c)                                       456,594
    200,000   Builders Transportation, Inc.
              6.500%, 5/01/2011(d) (e) (f)                                    20
  1,000,000   Builders Transportation, Inc.
              8.000%, 8/15/2005(d) (e) (f)                                   100
    400,000   Corning, Inc.
              3.500%, 11/01/2008                                         512,500
    213,000   Dixie Group, Inc.
              7.000%, 5/15/2012                                          183,180
  1,600,000   Human Genome Sciences, Inc.
              3.750%, 3/15/2007                                        1,546,000
    500,000   Lam Research Corp.
              4.000%, 6/01/2006(c)                                       502,500
  1,165,000   Loews Corp.
              3.125%, 9/15/2007                                        1,150,437
     65,000   LSI Logic Corp.
              4.000%, 11/01/2006                                          63,781
  2,422,000   Maxtor Corp.
              5.750%, 3/01/2012                                        2,131,360
  2,400,000   Nektar Therapeutics
              3.500%, 10/17/2007                                       2,337,000
    800,000   Nextel Communications, Inc.
              5.250%, 1/15/2010                                          804,000
    355,000   Richardson Electronics, Ltd.
              7.250%, 12/15/2006                                         351,450
  1,750,000   Vertex Pharmaceuticals, Inc., 144A
              5.750%, 2/15/2011                                        1,664,687
    500,000   Preston Corp.
              7.000%, 5/01/2011                                          450,000
                                                                     ----------
                                                                      12,153,609
                                                                     -----------
              Total Convertible Bonds
              (Identified Cost $27,953,118)                           34,787,062
                                                                     -----------
              Non-Convertible Bonds-- 79.4%
              Argentina -- 0.6%
$ 2,405,000   Pecom Energia SA, 144A
              8.125%, 7/15/2010                                      $ 2,465,125
  3,500,000   Republic of Argentina
              8.875%, 3/01/2029(d)                                       796,250
                                                                     -----------
                                                                       3,261,375
                                                                     -----------
              Brazil -- 3.2%
  1,927,153   Republic of Brazil
              8.000%, 4/15/2014(g)                                     1,878,974
  4,855,000   Republic of Brazil
              8.250%, 1/20/2034(c)                                     4,126,750
  7,600,000   Republic of Brazil
              8.875%, 4/15/2024                                        6,954,000
  5,808,000   Republic of Brazil
              10.125%, 5/15/2027                                       5,877,696
                                                                     -----------
                                                                      18,837,420
                                                                     -----------
              Canada -- 14.6%
  5,990,000   British Columbia Province
              5.250%, 12/01/2006, (CAD)                                4,856,239
  4,240,000   British Columbia Province
              6.000%, 6/09/2008, (CAD)                                 3,557,428
  8,100,000   Canadian Government
              3.500%, 6/01/2004, (CAD)                                 6,192,453
  7,210,000   Canadian Government
              4.500%, 9/01/2007, (CAD)                                 5,766,790
 13,540,000   Canadian Government
              6.000%, 9/01/2005, (CAD)                                10,874,035
 18,000,000   Canadian Government
              6.000%, 6/01/2008, (CAD)                                15,176,293
  6,685,000   Manitoba Province
              5.750%, 6/02/2008, (CAD)                                 5,511,092
    495,697   New Brunswick FM Project, Inc.
              6.470%, 11/30/2027, (CAD)(h)                               420,178
  1,750,000   Nortel Networks Corp.
              6.875%, 9/01/2023                                        1,671,250
 17,000,000   Ontario Province, Medium Term Note
              5.700%, 12/01/2008, (CAD)                               14,146,827
  1,525,000   Ontario Province, Medium Term Note
              3.500%, 9/08/2006, (CAD)                                 1,185,580
  6,240,000   Ontario Province
              5.900%, 3/08/2006, (CAD)                                 5,065,776
  2,720,000   Saskatchewan Province
              5.500%, 6/02/2008, (CAD)                                 2,241,355
  3,750,000   Saskatchewan Province
              5.750%, 3/05/2029, (CAD)                                 2,974,514
  8,500,000   Saskatchewan Province,
              Zero Coupon, 4/10/2014, (CAD)                            3,980,153
    850,000   Tembec Industries, Inc.
              7.750%, 3/15/2012                                          820,250
                                                                     -----------
                                                                      84,440,213
                                                                     -----------
              Cayman Islands -- 0.8%
  1,000,000   Enersis SA, (yankee)
              7.400%, 12/01/2016                                       1,025,313
  1,405,000   PDVSA Finance, Ltd., (yankee)
              7.400%, 8/15/2016                                        1,204,787
    250,000   PDVSA Finance, Ltd.
              9.375%, 11/15/2007                                         262,500

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
   Loomis Sayles Strategic Income Fund -- Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of March 31, 2004 (unaudited)

  Principal
   Amount      Description                                              Value(a)
--------------------------------------------------------------------------------
               Cayman Islands -- continued
$  2,650,000   Vale Overseas, Ltd.
               8.250%, 1/17/2034                                     $ 2,424,750
                                                                     -----------
                                                                       4,917,350
                                                                     -----------
               Chile -- 0.8%
   2,125,000   Empresa Nacional de Electricidad SA
               7.875%, 2/01/2027                                       2,210,865
     250,000   Empresa Nacional de Electricidad SA
               8.350%, 8/01/2013                                         282,070
   2,250,000   Enersis SA,Chile, 144A
               7.375%, 1/15/2014                                       2,332,681
                                                                     -----------
                                                                       4,825,616
                                                                     -----------
               Dominican Republic -- 0.4%
   3,390,000   Dominican Republic, 144A
               9.040%, 1/23/2013                                       2,440,800
                                                                     -----------
               Ecuador -- 0.6%
   4,225,000   Republic of Ecuador, 144A
               0/7.000%, 8/15/2030(c) (h)                              3,739,125
                                                                     -----------
               Hong Kong -- 0.9%
   4,505,000   Bangkok Bank PCL, 144A
               9.025%, 3/15/2029                                       5,182,633
                                                                     -----------
               Malaysia -- 1.3%
   1,750,000   Telekom Malaysia Berhad, 144A
               7.875%, 8/01/2025                                       2,067,690
   5,200,000   Tenaga Nasional Berhad, 144A
               7.500%, 11/01/2025(c)                                   5,738,444
                                                                     -----------
                                                                       7,806,134
                                                                     -----------
               Mexico -- 2.5%
   4,395,000   Grupo Transportacion Ferroviaria Mexicana SA de CV,
                  (yankee)
               0/11.750%, 6/15/2009(h)                                 4,416,975
   1,000,000   Petroleos Mexicanos, (yankee)
               9.250%, 3/30/2018                                       1,227,500
   4,350,000   Petroleos Mexicanos, (yankee)
               9.500%, 9/15/2027(c)                                    5,415,750
   3,000,000   Petroleos Mexicanos, 144A, (yankee)
               8.625%, 12/01/2023                                      3,450,000
                                                                     -----------
                                                                      14,510,225
                                                                     -----------
               Norway -- 3.1%
  10,000,000   Kingdom of Norway
               5.500%, 5/15/2009, (NOK)                                1,592,400
 100,575,000   Kingdom of Norway
               6.750%, 1/15/2007, (NOK)                               16,213,543
                                                                     -----------
                                                                      17,805,943
                                                                     -----------
               Philippines -- 1.1%
   3,100,000   Bangko Sentral Ng Philipinas, (yankee)
               8.600%, 6/15/2027                                       2,790,000
   1,850,000   Philippine Long Distance Telephone Co.
               8.350%, 3/06/2017                                       1,683,500
   1,945,313   Quezon Power (Philippines), Ltd., (yankee)
               8.860%, 6/15/2017                                       1,731,328
                                                                     -----------
                                                                       6,204,828
                                                                     -----------
               Republic of Korea -- 0.1%
     300,000   Samsung Electronics Co., Ltd., 144A
               7.700%, 10/01/2027                                        336,982
                                                                     -----------
               Singapore -- 0.1%
   1,050,000   SP PowerAssets, Ltd., Series E, Medium Term Note
               3.730%, 10/22/2010, (SGD)                                 651,300
                                                                     -----------
               South Africa -- 0.4%
$ 11,405,000   Republic of South Africa
               12.500%, 12/21/2006, (ZAR)                            $ 1,931,138
   1,470,000   Republic of South Africa
               13.500%, 9/15/2015, (ZAR)                                 292,543
                                                                     -----------
                                                                       2,223,681
                                                                     -----------
               Supranational -- 2.1%
  22,300,000   International Bank for Reconstruction & Development,
                  Euro Medium Term Note,
               Zero Coupon, 8/20/2007, (NZD)                          12,187,835
               Sweden -- 1.2%
  46,000,000   Kingdom of Sweden
               6.500%, 5/05/2008, (SEK)                                6,850,986
                                                                     -----------
               United Kingdom -- 0.1%
     500,000   Xerox Capital (Europe) PLC
               5.250%, 12/03/2004, (EUR)                                 620,822
                                                                     -----------
               United States -- 42.0%
   2,395,000   AES Corp. (The)
               7.750%, 3/01/2014                                       2,397,994
   4,210,000   AES Corp. (The)
               8.375%, 3/01/2011, (GBP)                                7,516,254
   1,625,000   AES Corp. (The)
               8.875%, 11/01/2027                                      1,576,250
   1,750,000   Altria Group, Inc., Note
               7.000%, 11/04/2013                                      1,928,572
     750,000   American Airlines, Inc.
               7.024%, 10/15/2009                                        761,425
   9,823,000   APL, Ltd.
               8.000%, 1/15/2024                                       9,282,735
   8,000,000   ASIF Global Financing, 144A
               2.380%, 2/26/2009, (SGD)                                4,744,475
   2,829,121   Atlas Air, Inc.
               7.680%, 1/02/2014                                       1,694,248
   5,701,460   Atlas Air, Inc., Series 1998-1, Class 1A
               7.380%, 1/02/2018(e)                                    5,412,282
   4,037,346   Atlas Air, Inc., Series 1999-1, Class 1A
               7.200%, 1/02/2019(e)                                    3,787,799
     500,000   Atlas Air, Inc., Series 1999-1, Class A2
               6.880%, 7/02/2009(e)                                      461,224
   1,918,546   Atlas Air, Inc., Series 1999-1, Class B
               7.630%, 1/02/2015(e)                                    1,112,027
     866,194   Atlas Air, Inc., Series 2000-1, Class A
               8.707%, 1/02/2019(e)                                      828,601
     800,000   Bausch & Lomb, Inc.
               7.125%, 8/01/2028                                         842,706
     500,000   Boise Cascade Corp., Series A, Medium Term Note
               7.450%, 8/10/2011                                         528,253
   5,614,000   Borden Chemical, Inc.
               7.875%, 2/15/2023                                       5,333,300
   1,850,000   Borden Chemical, Inc.
               9.200%, 3/15/2021                                       1,942,500
   1,155,000   Calpine Corp.
               7.750%, 4/15/2009(c)                                      820,050
     900,000   Calpine Corp.
               7.875%, 4/01/2008(c)                                      655,875
     900,000   Calpine Corp.
               8.500%, 2/15/2011                                         661,500
   2,075,000   Calpine Corp., 144A
               8.750%, 7/15/2013(c)                                    1,898,625

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
   Loomis Sayles Strategic Income Fund -- Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of March 31, 2004 (unaudited)

  Principal
   Amount     Description                                               Value(a)
--------------------------------------------------------------------------------
              United States -- continued
$ 5,250,000   Charter Communications Holdings LLC
              9.625%, 11/15/2009                                     $ 4,436,250
    400,000   Charter Communications Holdings LLC
              10.000%, 4/01/2009                                         342,000
  1,725,000   Charter Communications Holdings, Inc., Senior Note
              10.000%, 5/15/2011                                       1,431,750
  1,600,000   Coastal Corp.
              6.950%, 6/01/2028                                        1,188,000
    250,000   Continental Airlines, Inc.
              8.000%, 12/15/2005(c)                                      232,500
    600,802   Continental Airlines, Inc., Class A-1
              6.703%, 6/15/2021                                          591,339
  2,210,000   Continental Airlines, Inc., Class C-2
              7.434%, 9/15/2004                                        2,182,409
  1,249,292   Continental Airlines, Inc., Series 1997-4, Class 4A
              6.900%, 1/02/2018                                        1,245,720
    774,448   Continental Airlines, Inc., Series 1998-1, Class 1B
              6.748%, 3/15/2017                                          642,126
    459,958   Continental Airlines, Inc., Series 1999-1, Class C
              6.954%, 8/02/2009                                          397,905
  2,064,947   Continental Airlines, Inc., Series 1999-2, Class B
              7.566%, 3/15/2020                                        1,777,063
    725,000   Corning, Inc.
              5.900%, 3/15/2014                                          717,750
    500,000   Corning, Inc.
              6.200%, 3/15/2016                                          496,250
    650,000   Corning, Inc.
              6.750%, 9/15/2013                                          682,865
  1,000,000   Corning, Inc.
              6.850%, 3/01/2029                                          929,523
    250,000   Corning, Inc.
              7.000%, 3/15/2007                                          250,312
    350,000   Corning, Inc., Medium Term Note
              8.300%, 4/04/2025                                          367,360
    400,000   CSC Holdings, Inc.
              7.875%, 2/15/2018                                          429,000
    250,000   CSC Holdings, Inc.
              8.125%, 7/15/2009                                          268,750
    250,000  CSC Holdings, Inc.
              8.125%, 8/15/2009                                          268,750
  1,495,000   Cummins, Inc.
              7.125%, 3/01/2028                                        1,480,050
    125,000   Dana Corp.
              7.000%, 3/15/2028                                          124,688
  1,000,000   Dana Corp.
              7.000%, 3/01/2029                                          997,500
    250,000   Dana Corp.
              9.000%, 8/15/2011, (EUR)                                   358,048
  4,275,000   Delta Air Lines, Inc.
              8.300%, 12/15/2029                                       2,458,125
    250,000   Delta Air Lines, Inc.
              10.125%, 5/15/2010                                         170,000
    425,000   Dillard's Department Stores, Inc.
              7.875%, 1/01/2023                                          442,000
  5,415,000   Dillard's, Inc.
              6.625%, 1/15/2018                                        5,320,238
    550,000   Dillard's, Inc.
              7.000%, 12/01/2028                                         517,000
$ 1,450,000   Dillard's, Inc.
              7.130%, 8/01/2018                                      $ 1,439,125
  1,500,000   Dillard's, Inc.
              7.750%, 7/15/2026                                        1,530,000
  3,015,000   El Paso Corp.
              5.750%, 3/14/2006, (EUR)                                 3,428,504
    400,000   EL Paso Energy Corp., Medium Term Note
              7.750%, 1/15/2032(c)                                       321,000
  2,500,000   Federal Home Loan Mortgage Corp.
              3.220%, 6/20/2007, (SGD)                                 1,558,282
  7,000,000   Federal Home Loan Mortgage Corp.
              4.625%, 2/15/2007, (EUR)                                 9,073,173
 25,000,000   Federal National Mortgage Association
              2.290%, 2/19/2009, (SGD)                                14,877,957
 10,000,000   Federal National Mortgage Association
              2.375%, 2/15/2007                                       10,046,875
 34,000,000   Federal National Mortgage Association,
              Zero Coupon, 10/29/2007, (NZD)                          18,449,512
  1,000,000   First Industrial LP
              7.600%, 7/15/2028                                        1,103,736
  1,000,000   Foot Locker, Inc.
              8.500%, 1/15/2022                                        1,121,250
    150,000   Ford Motor Co.
              6.625%, 10/01/2028                                         137,887
    250,000   Ford Motor Credit Co.
              6.875%, 2/01/2006                                          265,907
    125,000   Ford Motor Credit Co.
              7.250%, 2/22/2005, (GBP)                                   232,922
    900,000   Freeport McMoran Resource Partners, Inc., Senior Note
              7.000%, 2/15/2008                                          945,000
    500,000   General Electric Capital Corp., Series E, Medium Term
                 Note
              1.725%, 6/27/2008, (SGD)                                   290,365
    950,000   Georgia-Pacific Corp.
              7.250%, 6/01/2028                                          931,000
  3,200,000   Georgia-Pacific Corp.
              7.375%, 12/01/2025                                       3,168,000
  2,850,000   Georgia-Pacific Corp.
              7.750%, 11/15/2029                                       2,892,750
    250,000   Hasbro, Inc.
              6.600%, 7/15/2028                                          256,875
    820,000   HCA, Inc.
              7.050%, 12/01/2027                                         821,770
    500,000   HCA, Inc.
              7.500%, 12/15/2023                                         527,528
    500,000   HCA, Inc., Medium Term Note
              7.580%, 9/15/2025                                          530,196
  1,000,000   HCA, Inc., Senior Note
              5.750%, 3/15/2014                                          999,183
    147,000   HMH Properties, Inc., Senior Note, Series B
              7.875%, 8/01/2008                                          152,696
  1,515,000   IMC Global, Inc.
              6.875%, 7/15/2007(c)                                     1,590,750
  3,800,000   IMC Global, Inc.
              7.300%, 1/15/2028                                        4,009,000
  1,555,000   IMC Global, Inc.
              7.375%, 8/01/2018                                        1,656,075
    640,000   J.C. Penney Co., Inc.
              7.125%, 11/15/2023                                          23,200

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
   Loomis Sayles Strategic Income Fund -- Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of March 31, 2004 (unaudited)

 Principal
   Amount                         Description                         Value (a)
--------------------------------------------------------------------------------
              United States -- continued
$   900,000   J.C. Penney Co., Inc.
              7.650%, 8/15/2016                                     $  1,050,750
    350,000   J.C. Penney Co., Inc.
              7.950%, 4/01/2017                                          413,875
    250,000   J.C. Penney Co., Inc.
              8.125%, 4/01/2027                                          281,250
    250,000   J.C. Penney Co., Inc. Medium Term Note
              6.875%, 10/15/2015                                         275,625
    500,000   La Quinta Properties, Inc., Senior Note
              8.875%, 3/15/2011                                          565,000
    770,000   Lucent Technologies, Inc.
              5.500%, 11/15/2008(c)                                      744,975
  8,935,000   Lucent Technologies, Inc.
              6.450%, 3/15/2029                                        7,550,075
    500,000   McDonald's Corp., Medium Term Note
              3.628%, 10/10/2010, (SGD)                                  305,253
     66,000   Missouri Pacific Railroad Co.
              4.250%, 1/01/2005                                           66,136
    881,000   Missouri Pacific Railroad Co.
              5.000%, 1/01/2045                                          653,041
    125,000   Motorola, Inc.
              6.500%, 11/15/2028                                         126,886
    750,000   Nextel Communications, Inc.
              9.375%, 11/15/2009                                         815,625
  1,400,000   Nextel Communications, Inc.
              9.500%, 2/01/2011                                        1,596,000
  2,700,000   Northern Telecom Capital
              7.875%, 6/15/2026                                        2,767,500
    400,000   Owens-Illinois, Inc., Senior Note
              7.800%, 5/15/2018                                          370,000
  2,000,000   Pharma Services Intermediate Holding Corp., Senior
                 Note, 144A Zero Coupon, 4/01/2014(h)                  1,145,000
  1,000,000   Phillips Van-Heusen Corp.
              7.750%, 11/15/2023                                       1,035,000
    250,000   Pioneer Natural Resources Co.
              7.200%, 1/15/2028                                          284,590
  1,000,000   Provident Cos., Inc.
              7.250%, 3/15/2028(c)                                       941,014
    600,000   Qwest Capital Funding, Inc.
              6.500%, 11/15/2018                                         477,000
 10,430,000   Qwest Capital Funding, Inc.
              6.875%, 7/15/2028                                        8,083,250
  1,300,000   Qwest Capital Funding, Inc.
              7.000%, 8/03/2009(c)                                     1,140,750
  1,420,000   Qwest Capital Funding, Inc.
              7.625%, 8/03/2021(c)                                     1,192,800
  1,700,000   Qwest Capital Funding, Inc.
              7.750%, 2/15/2031                                        1,394,000
    250,000   Qwest Capital Funding, Inc.
              7.900%, 8/15/2010(c)                                       225,000
    750,000   Qwest Corp.
              5.625%, 11/15/2008                                         748,125
    290,000   Qwest Corp.
              6.875%, 9/15/2033                                          256,650
    350,000   Qwest Corp.
              7.250%, 9/15/2025                                          325,500
    500,000   Qwest Corp.
              7.500%, 6/15/2023                                          467,500
    233,442   Salton Sea Funding Corp.
              7.840%, 5/30/2010                                          254,451
    500,000   Southern California Edison Co.
              6.375%, 1/15/2006                                          535,905
    750,000   Southern California Edison Co.
              6.650%, 4/01/2029                                          813,004
    600,000   Southern California Edison Co.
              7.625%, 1/15/2010                                          713,648
    250,000   Sprint Capital Corp.
              6.875%, 11/15/2028                                         259,623
    650,000   Tennessee Gas Pipeline
              7.500%, 4/01/2017                                          671,125
  2,100,000   Tennessee Gas Pipeline Co.
              7.000%, 10/15/2028                                       1,963,500
    500,000   Tiverton Power Associates LP/Rumford Power
                 Associates LP, 144A
              9.000%, 7/15/2018                                          387,500
  3,550,000   Trico Marine Services, Inc.
              8.875%, 5/15/2012(c)                                     1,846,000
  5,000,000   United States Treasury Notes
              1.625%, 2/28/2006(c)                                     5,007,810
 15,000,000   United States Treasury Notes
              1.875%, 12/31/2005(c)                                   15,104,880
    300,000   UnumProvident Corp.
              7.375%, 6/15/2032                                          286,575
    500,000   Williams Cos. (The), Inc.
              7.125%, 9/01/2011(c)                                       525,000
  4,900,000   Williams Cos. (The), Inc.
              7.500%, 1/15/2031                                        4,728,500
    600,000   Williams Cos. (The), Inc.
              7.875%, 9/01/2021                                          607,500
  1,250,000   Williams Holdings of Delaware
              6.500%, 12/01/2008                                       1,298,438
  5,500,000   Xerox Capital Trust I
              8.000%, 2/01/2027                                        5,403,750
    155,000   Xerox Corp., Medium Term Note
              7.200%, 4/01/2016                                          161,200
                                                                    ------------
                                                                     243,879,063
                                                                    ------------
              Uruguay -- 0.5%
  1,600,000   Republic of Uruguay
              7.500%, 3/15/2015                                        1,380,000
  2,203,988   Republic of Uruguay
              7.875%, 1/15/2033                                        1,652,991
                                                                    ------------
                                                                       3,032,991
                                                                    ------------
              Venezuela -- 3.0%
    190,000   Cerro Negro Finance, Ltd., 144A
              7.330%, 12/01/2009                                         188,100
 11,800,000   Cerro Negro Finance, Ltd., 144A
              7.900%, 12/01/2020                                      10,089,000
  4,355,000   Petrozuata Finance, Inc., 144A
              8.220%, 4/01/2017                                        3,963,050
  3,640,000   Republic of Venezuela
              9.250%, 9/15/2027                                        3,235,962
                                                                    ------------
                                                                      17,476,112
                                                                    ------------
              Total Non-Convertible Bonds
              (Identified Cost $423,775,339)                         461,231,434
                                                                    ------------
              Total Bonds and Notes
              (Identified Cost $451,728,457)                         496,018,496
                                                                    ------------

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
   Loomis Sayles Strategic Income Fund -- Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of March 31, 2004 (unaudited)

 Shares                          Description                         Value (a)
-------------------------------------------------------------------------------

Preferred Stocks -- 4.6% of Total Net Assets
          Philippines -- 0.9%
117,850   Philippine Long Distance Telephone Co. (GDR), $14.00,     $ 5,421,100
             12/31/2049                                             -----------

          United States -- 3.7%
  5,000   Chesapeake Energy Corp.                                       442,500
 51,500   Cummins Capital Trust I                                     3,572,813
 24,550   Host Marriott Financial Trust                               1,285,806
 38,486   International Paper Capital Trust                           1,919,489
  5,910   La Quinta Properties                                          151,828
  7,400   Lucent Technologies Capital Trust I, 7.75%, 3/15/2017       9,332,880
 15,000   Newell Financial Trust I                                      699,375
 51,900   Owens-Illinois, Inc. (c)                                    1,764,600
 33,750   Pacific Gas and Electric Co.(d)(e)                          1,032,750
    800   Pacific Gas and Electric Co.(d)(e)                             19,520
    500   Pacific Gas and Electric Co., Series D(d)(e)                   12,800
    600   Pacific Gas and Electric Co., Series E(d)(e)                   15,408
  9,500   Southern California Edison Co.                              1,001,360
                                                                    -----------
                                                                     21,251,129
                                                                    -----------
          Total Preferred Stocks (Identified Cost $20,779,415)       26,672,229
                                                                    -----------

Common Stocks -- 3.6%
          United States -- 3.6%
162,900   Associated Estates Realty Corp.,                            1,493,793
182,500   Developers Diversified Realty Corp. (REIT)                  7,373,000
216,500   Duke Energy Corp.(c)                                        4,892,900
117,700   Simon Property Group, Inc.                                  6,878,388
                                                                    -----------
          Total Common Stocks (Identified Cost $13,620,869)          20,638,081
                                                                    -----------

 Principal
   Amount
-------------------------------------------------------------------------------
Short Term Investments -- 14.2%
$36,260,798   Repurchase Agreement with Investors Bank & Trust
              Co. dated 3/31/2004 at 0.76% to be repurchased at
              $36,261,564 on 4/01/2004, collateralized by
              $2,667,015 Federal National Mortgage Association
              Bond, 7.000%, due 3/01/2031 valued at $2,755,195
              and $35,152,295 Federal National Mortgage Bond,
              1.590%, due 3/25/2033 valued at $35,318,843            36,260,798
  1,662,692   Bank of Montreal, 1.01%, due 4/20/2004(i)               1,662,692
  4,497,764   Bank of Nova Scotia, 1.01%, due 4/05/2004(i)            4,497,764
  6,996,520   BGI Prime Money Market Fund(i)                          6,996,520
    999,503   BNP Paribas, 1.01%, due 4/16/2004(i)                      999,503
    999,503   Citigroup, 1.03%, due 6/14/2004(i)                        999,503
    999,503   Credit Agricole Indosuez, 1.02%, due 4/19/2004(i)         999,503
  2,698,659   Credit Agricole Indosuez, 1.03%, due 4/12/2004(i)       2,698,659
    999,503   Den Danske Bank, 1.01%, due 4/20/2004(i)                  999,503
  5,997,019   Fleet National Bank, 1.063%, due 7/21/2004(i)           5,997,019
    299,851   Harris Trust & Savings Bank, 1.015%, due 4/30/2004
                 (i)                                                    299,851
  2,498,758   Keybank, 0.98%, due 4/01/2004(i)                        2,498,758
  1,835,733   Merrill Lynch Premier Institional Fund(i)               1,835,733
  6,996,522   Merrimac Cash Fund-Premium Class(i)                     6,996,522
  1,499,255   Prefco, 1.031%, due 4/26/2004(i)                        1,499,255
  1,499,255   Sheffield Receivables Corp, 1.031%, due
                 4/30/2004(i)                                         1,499,255
    499,752   Svenska Handlesbanken, 1.01%, due 4/23/2004(i)            499,752
  4,997,516   Wells Fargo, 1.02%, due 4/05/2004(i)                    4,997,516
                                                                   ------------
              Total Short Term Investments (Identified Cost
              $82,238,106)                                           82,238,106
                                                                   ------------
              Total Investments -- 107.8%
              (Identified Cost $568,366,847)(b)                    $625,566,912

              Other assets less liabilities                         (45,506,481)
                                                                   ------------
              Total Net Assets -- 100%                             $580,060,431
                                                                   ============

        (a)   See Note 2a of Notes to Financial Statements.
        (b)   Federal Tax Information:
              At March 31, 2004, the net unrealized appreciation
              on investments based on cost of $568,976,473 for
              federal income tax purposes was as follows:
              Aggregate gross unrealized appreciation for all
              investments in which there is an excess of value
              over tax cost                                        $ 65,821,320
              Aggregate gross unrealized depreciation for all
              investments in which there is an excess of tax
              cost over value                                        (9,230,881)
                                                                   ------------
              Net unrealized appreciation                          $ 56,590,439
                                                                   ============
              At September 30, 2003, the Fund had a capital loss carryover of approximately $59,524,682 of which $13,337,197 expires on September 30, 2007,
              $6,500,127 expires on September 30, 2008,
              $10,848,517 expires on September 30, 2009,
              $21,770,312 expires on September 30, 2010 and
              $7,068,529 expires on September 30, 2011. This may be available to offset future realized capital gains, if any, to the extent provided by regulations.
        (c) All or a portion of this security was on loan to brokers at March 31, 2004.
        (d)   Non-income producing security.
        (e) Issuer filed petition under Chapter 11 of the Federal Bankruptcy Code.
        (f) Security valued at fair value as determined in good faith by or under the direction of the Board of Directors.

        (g)   Pay in kind securities.

        (h) Step Bond: Coupon rate is zero or below market for an initial period and then increases to a higher coupon rate at a specified date and rate.

        (i) Represents investments of securities lending collateral.

    ADR/GDR An American Depositary (ADR) or Global Depositary Receipt (GDR) is a certificate issued by a Custodian Bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.

       REIT   Real Estate Investment Trust

       144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $51,833,917 or 8.9% of net assets.

              CAD - Canadian Dollar
              EUR - Euro
              GBP - British Pound
              NOK - Norwegian Krone
              NZD - New Zealand Dollar
              SEK - Swedish Krona
              SGD - Singapore Dollar
              ZAR - South African Rand

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
   Loomis Sayles Strategic Income Fund -- Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of March 31, 2004(unaudited)

Holdings at March 31, 2004 (unaudited)

                            % of Net Assets
                            ---------------
Sovereigns                        18.7
Financial Services                14.0
Government Agencies               12.9
Foreign Local Governments          7.6
Wirelines                          6.1
Electronics                        5.7
Electric                           5.6
Transportation Services            4.0
Integrated Energy                  2.6
Pipelines                          2.5
Retailers                          2.5
Supranationals                     2.1
Other, less than 2% each          23.5

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       Statements of Assets & Liabilities
--------------------------------------------------------------------------------

March 31, 2004 (unaudited)

                                                                  Core Plus Bond     Government      High Income
                                                                       Fund        Securities Fund      Fund
                                                                  --------------   ---------------   ------------
ASSETS
   Investments at cost                                             $316,704,835     $ 94,265,843     $ 52,969,558
   Net unrealized appreciation                                       15,321,403        4,314,972        3,810,528
                                                                   ------------     ------------     ------------
      Investments at value                                          332,026,238       98,580,815       56,780,086
   Cash                                                                      --               --               --
   Foreign cash at value (identified cost $174,442 and
      $12,152, respectively)                                            176,473               --               --
   Receivable for Fund shares sold                                      573,550           18,094           25,376
   Receivable for securities sold                                     6,335,007        1,004,537           89,316
   Dividends and interest receivable                                  3,802,771          988,307          994,695
   Tax reclaims receivable                                                   --               --              144
   Securities lending income receivable                                   3,043              902            2,108
                                                                   ------------     ------------     ------------
      TOTAL ASSETS                                                  342,917,082      100,592,655       57,891,725
                                                                   ------------     ------------     ------------
LIABILITIES
   Collateral on securities loaned, at value                         26,149,903       24,097,608        7,113,666
   Payable for securities purchased                                   5,100,555               --               --
   Payable for Fund shares redeemed                                     418,806          121,321           67,733
   Payable to custodian bank                                                 --            3,837               --
   Dividends payable                                                    378,221           26,298          120,889
   Management fees payable                                              109,389           36,068           30,272
   Deferred Trustees' fees                                              150,335           78,463           32,112
   Transfer agent fees payable                                          164,967           10,735           10,170
   Accounting and administrative fees payable                            17,147            4,268            2,815
   Other accounts payable and accrued expenses                           43,856           22,004           24,218
                                                                   ------------     ------------     ------------
      TOTAL LIABILITIES                                              32,533,179       24,400,602        7,401,875
                                                                   ------------     ------------     ------------
NET ASSETS                                                         $310,383,903     $ 76,192,053     $ 50,489,850
                                                                   ------------     ------------     ------------
NET ASSETS CONSIST OF:
   Paid in capital                                                 $319,244,058     $ 81,007,186     $132,278,247
   Undistributed (overdistributed) net investment income (loss)        (233,061)        (110,559)        (116,057)
   Accumulated net realized gain (loss) on investments              (23,962,245)      (9,019,546)     (85,482,868)
   Net unrealized appreciation (depreciation) of investments         15,335,151        4,314,972        3,810,528
                                                                   ------------     ------------     ------------
NET ASSETS                                                         $310,383,903     $ 76,192,053     $ 50,489,850
                                                                   ------------     ------------     ------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
   Class A shares:
      Net assets                                                   $128,827,816     $ 61,094,298     $ 26,194,717
                                                                   ============     ============     ============
      Shares of beneficial interest                                  10,890,253        5,042,934        5,359,231
                                                                   ============     ============     ============
      Net asset value and redemption price per share               $      11.83     $      12.11     $       4.89
                                                                   ============     ============     ============
      Offering price per share (100/[100-maximum sales charge]
         of net asset value)                                       $      12.39     $      12.68     $       5.12
                                                                   ============     ============     ============
   Class B shares: (redemption price is equal to net asset
      value less any applicable contingent deferred
      sales charges)
      Net assets                                                   $157,640,073     $ 12,365,399     $ 21,424,861
                                                                   ============     ============     ============
      Shares of beneficial interest                                  13,314,140        1,020,463        4,380,820
                                                                   ============     ============     ============
      Net asset value and offering price per share                 $      11.84     $      12.12     $       4.89
                                                                   ============     ============     ============
   Class C shares: (redemption price is equal to net
      asset value less any applicable contingent deferred
      sales charges)
      Net assets                                                   $  7,156,826     $         --     $  2,870,272
                                                                   ============     ============     ============
      Shares of beneficial interest                                     604,123               --          587,119
                                                                   ============     ============     ============
      Net asset value and offering price per share                 $      11.85     $         --     $       4.89
                                                                   ============     ============     ============
   Class Y shares:
      Net assets                                                   $ 16,759,188     $  2,732,356     $         --
                                                                   ============     ============     ============
      Shares of beneficial interest                                   1,411,225          226,096               --
                                                                   ============     ============     ============
      Net asset value, offering and redemption price per share     $      11.88     $      12.08     $         --
                                                                   ============     ============     ============

                 See accompanying notes to financial statements.

                           Massachusetts
Limited Term Government   Tax Free Income   Municipal Income   Strategic Income
   and Agency Fund             Fund               Fund               Fund
-----------------------   ---------------   ----------------   ----------------

      $143,840,578          $84,217,829       $119,598,717       $568,366,847
         2,325,694            5,074,307          7,273,486         57,200,065
      ------------          -----------       ------------       ------------
       146,166,272           89,292,136        126,872,203        625,566,912
                --                   --          3,099,353             62,969
                --                   --                 --             12,293
            11,501                8,712              2,924          7,814,983
            12,242                   --                 --            203,416
         1,059,401            1,377,541          2,016,089          7,492,280
                --                   --                 --              8,132
             1,584                   --                 --              5,179
      ------------          -----------        -----------       ------------
       147,251,000           90,678,389        131,990,569        641,166,164
      ------------          -----------        -----------       ------------

        11,031,906                   --                 --         45,977,308
                --                   --                 --         13,089,569
           278,491               35,770            110,926            478,365
                --                   --                 --                 --
           123,725               73,802            136,807          1,017,387
            65,988               46,300             52,801            288,965
            48,910               37,187             87,323             69,085
            22,150               13,718             18,659            105,059
             7,534                5,022              7,326             30,158
            28,315               17,982             27,638             49,837
      ------------          -----------       ------------       ------------
        11,607,019              229,781            441,480         61,105,733
      ------------          -----------       ------------       ------------
      $135,643,981          $90,448,608       $131,549,089       $580,060,431
      ============          ===========       ============       ============

      $157,822,557          $88,006,485       $126,893,290       $573,716,048
        (1,043,062)               1,827            138,086           (313,308)
       (23,461,208)          (2,634,011)        (2,755,773)       (50,543,796)
         2,325,694            5,074,307          7,273,486         57,201,487
      ------------          -----------       ------------       ------------
      $135,643,981          $90,448,608       $131,549,089       $580,060,431
      ------------          -----------       ------------       ------------

      $111,303,081          $85,306,725       $121,464,523       $263,005,072
      ============          ===========       ============       ============
         9,683,333            5,103,412         16,119,958         19,299,574
      ============          ===========       ============       ============
      $      11.49          $     16.72       $       7.54       $     13.63
      ============          ===========       ============       ============
      $      11.85          $     17.46       $       7.90       $     14.27
      ============          ===========       ============       ============

      $ 11,260,549          $ 5,141,883       $ 10,084,566       $131,664,496
      ============          ===========       ============       ============
           981,615              308,298          1,337,281          9,634,493
      ============          ===========       ============       ============
      $      11.47          $     16.68       $       7.54       $      13.67
      ============          ===========       ============       ============

      $  7,604,014          $        --       $         --       $178,636,137
      ============          ===========       ============       ============
           661,972                   --                 --         13,077,202
      ============          ===========       ============       ============
      $      11.49          $        --       $         --       $      13.66
      ============          ===========       ============       ============

      $  5,476,337          $        --       $         --       $  6,754,726
      ============          ===========       ============       ============
           474,843                   --                 --            495,443
      ============          ===========       ============       ============
      $      11.53          $        --       $         --       $      13.63
      ============          ===========       ============       ============

--------------------------------------------------------------------------------
                            Statements of Operations
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2004 (unaudited)

                                                          Core Plus Bond      Government     High Income   Limited Term Government
                                                               Fund        Securities Fund       Fund          and Agency Fund
                                                          --------------   ---------------   -----------   -----------------------
INVESTMENT INCOME
   Dividends                                                $        --       $       --     $   20,868          $       --
   Interest                                                   8,269,329        1,874,118      2,171,377           2,861,201
   Securities lending income                                     13,185           10,457         11,474               3,292
   Less net foreign taxes withheld                                   --               --           (824)                 --
                                                            -----------       ----------     ----------          ----------
                                                              8,282,514        1,884,575      2,202,895           2,864,493
                                                            -----------       ----------     ----------          ----------
   Expenses
      Management fees                                           651,583          218,927        181,057             401,495
      Service and distribution fees - Class A                   161,718           79,563         32,413             199,719
      Service and distribution fees - Class B                   798,616           65,922        114,413              63,691
      Service and distribution fees - Class C                    36,463               --         14,585              40,236
      Trustees' fees and expenses                                34,351           18,048          9,471              14,090
      Accounting and administrative                             103,003           26,228         16,949              46,287
      Custodian                                                  67,317           27,148         29,869              36,810
      Transfer agent fees - Class A, Class B, Class C           539,164           72,354         63,152             131,428
      Transfer agent fees - Class Y                              31,380            7,742             --               8,950
      Audit and tax services                                     15,828           12,329         16,691              12,352
      Legal                                                       7,635            1,784          1,268               4,169
      Shareholder reporting                                      19,610            8,506          9,135               7,174
      Registration                                               25,029           15,509         19,431              25,801
      Miscellaneous                                              14,814            5,786          4,451               7,041
                                                            -----------       ----------     ----------          ----------
   Total expenses                                             2,506,511          559,846        512,885             999,243
      Less reimbursement/waiver                                      --               --             --                  --
                                                            -----------       ----------     ----------          ----------
   Net expenses                                               2,506,511          559,846        512,885             999,243
                                                            -----------       ----------     ----------          ----------
Net investment income                                         5,776,003        1,324,729      1,690,010           1,865,250
                                                            -----------       ----------     ----------          ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Realized gain (loss) on:
      Investments - net                                       6,998,985           (4,095)     1,814,823             892,814
      Foreign currency transactions - net                        78,432               --             --                  --
   Change in unrealized appreciation (depreciation) of:
      Investments - net                                          49,298           37,460        740,699            (215,228)
      Foreign currency transactions - net                         6,428               --             --                  --
                                                            -----------       ----------     ----------          ----------
   Net realized and unrealized gain (loss) on
      investments and foreign currency transactions           7,133,143           33,365      2,555,522             677,586
                                                            -----------       ----------     ----------          ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                               $12,909,146       $1,358,094     $4,245,532          $2,542,836
                                                            ===========       ==========     ==========          ==========

                 See accompanying notes to financial statements.

 Massachusetts
Tax Free Income    Municipal Income   Strategic Income
     Fund                Fund               Fund
---------------    ----------------   ----------------

   $       --         $       --         $ 1,185,400
    2,342,077          3,431,782          13,603,497
           --                 --              31,680
           --                 --             (21,965)
   ----------         ----------         -----------
    2,342,077          3,431,782          14,798,612
   ==========         ==========         ===========

      272,755            312,522           1,358,500
      149,454            153,428             239,659
       27,578             53,012             632,732
           --                 --             569,819
       11,249             20,814              25,281
       29,837             43,850             141,497
       24,035             27,880              86,517
       78,483            110,589             400,657
           --                 --               8,647
       12,709             13,086              18,708
        2,441              4,258              10,929
       11,985             11,824              27,886
        9,425             18,528              37,493
        4,994              4,906              13,597
   ----------         ----------         -----------
      634,945            774,697           3,571,922
           --                 --              (4,547)
   ----------         ----------         -----------
      634,945            774,697           3,567,375
   ----------         ----------         -----------
    1,707,132          2,657,085          11,231,237
   ----------         ----------         -----------

       50,817           (652,504)          8,820,061
           --                 --             360,200

    1,636,926          2,931,859          24,880,094
           --                 --            (140,262)
   ----------         ----------         -----------
    1,687,743          2,279,355          33,920,093
   ----------         ----------         -----------
   $3,394,875         $4,936,440         $45,151,330
   ==========         ==========         ===========

--------------------------------------------------------------------------------
                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                            Core Plus Bond
                                                                                Fund
                                                          -----------------------------------------------
                                                                            For the Period
                                                            Six Months     January 1, 2003
                                                               Ended           through        Year Ended
                                                          March 31, 2004    September 30,    December 31,
                                                            (unaudited)          2003            2002
                                                          --------------   ---------------   ------------
FROM OPERATIONS:
   Net investment income                                   $  5,776,003     $  9,527,954     $ 17,087,741
   Net realized gain (loss) on investments
      and foreign currency transactions                       7,077,417        3,864,683      (18,724,816)
   Net change in unrealized appreciation (depreciation)
      of investments                                             55,726        5,549,963        9,019,633
                                                           ------------     ------------     ------------
   Increase (decrease) in net assets resulting from
      operations                                             12,909,146       18,942,600        7,382,558
                                                           ------------     ------------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class A                                                (3,397,516)      (4,447,575)      (8,791,213)
      Class B                                                (3,353,433)      (4,047,373)      (6,316,934)
      Class C                                                  (153,246)        (220,936)        (498,081)
      Class Y                                                  (502,272)        (668,802)      (1,050,339)
                                                           ------------     ------------     ------------
                                                             (7,406,467)      (9,384,686)     (16,656,567)
                                                           ------------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS
      DERIVED FROM CAPITAL SHARE TRANSACTIONS               (15,823,736)      (5,058,236)      (4,698,171)
                                                           ------------     ------------     ------------
   Total increase (decrease) in net assets                  (10,321,057)       4,499,678      (13,972,180)
NET ASSETS
   Beginning of period                                      320,704,960      316,205,282      330,177,462
                                                           ------------     ------------     ------------
   End of period                                           $310,383,903     $320,704,960     $316,205,282
                                                           ============     ============     ============

UNDISTRIBUTED (OVERDISTRIBUTED)
NET INVESTMENT INCOME (LOSS)                               $   (233,061)    $  1,397,403     $    127,794
                                                           ============     ============     ============

                                                                             Government
                                                                          Securities Fund
                                                          -----------------------------------------------
                                                                            For the Period
                                                            Six Months     January 1, 2003
                                                              Ended             through       Year Ended
                                                          March 31, 2004    September 30,    December 31,
                                                            (unaudited)          2003            2002
                                                          --------------   ---------------   ------------
FROM OPERATIONS:
   Net investment income                                   $  1,324,729     $   2,088,839    $  3,478,800
   Net realized gain (loss) on investments
      and foreign currency transactions                          (4,095)        2,186,050       1,754,365
   Net change in unrealized appreciation (depreciation)
      of investments                                             37,460        (1,862,032)      6,101,934
                                                           ------------     -------------    ------------
  Increase (decrease) in net assets resulting from
     operations                                               1,358,094         2,412,857      11,335,099
                                                           ------------     -------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class A                                                (1,173,329)       (2,185,576)     (3,186,452)
      Class B                                                  (193,917)         (410,467)       (530,909)
      Class C                                                        --                --              --
      Class Y                                                   (49,465)         (133,483)       (289,414)
                                                           ------------     -------------    ------------
                                                             (1,416,711)       (2,729,526)     (4,006,775)
                                                           ------------     -------------    ------------
INCREASE (DECREASE) IN NET ASSETS
      DERIVED FROM CAPITAL SHARE TRANSACTIONS               (10,669,080)      (12,801,156)      4,088,509
                                                           ------------     -------------    ------------
   Total increase (decrease) in net assets                  (10,727,697)      (13,117,825)     11,416,833
NET ASSETS
   Beginning of period                                       86,919,750       100,037,575      88,620,742
                                                           ------------     -------------    ------------
   End of period                                           $ 76,192,053     $  86,919,750    $100,037,575
                                                           ============     =============    ============

UNDISTRIBUTED (OVERDISTRIBUTED)
NET INVESTMENT INCOME (LOSS)                               $   (110,559)    $     (18,577)   $    (16,246)
                                                           ============     =============    ============

                 See accompanying notes to financial statements.

                    High Income                                Limited Term Government
                       Fund                                        and Agency Fund
-----------------------------------------------   -----------------------------------------------
                  For the Period                                    For the Period
  Six Months     January 1, 2003                    Six Months     January 1, 2003
     Ended           through        Year Ended        Ended             through       Year Ended
March 31, 2004    September 30,    December 31,   March 31, 2004    September 30,    December 31,
  (unaudited)          2003            2002         (unaudited)          2003            2002
--------------   ---------------   ------------   --------------   ---------------   ------------
  $ 1,690,010      $ 2,691,980     $  4,914,959    $  1,865,250    $  2,567,365      $  4,880,802
    1,814,823        1,766,058      (20,594,051)        892,814       1,309,685         2,104,690
      740,699        4,199,027        9,402,597        (215,228)     (2,298,347)        3,563,852
  -----------      -----------     ------------    ------------    ------------      ------------
    4,245,532        8,657,065       (6,276,495)      2,542,836       1,578,703        10,549,344
  -----------      -----------     ------------    ------------    ------------      ------------
     (897,007)      (1,358,749)      (2,389,509)     (2,304,387)     (3,580,991)       (4,982,529)
     (707,376)      (1,211,401)      (2,310,655)       (216,512)       (420,988)         (580,172)
      (90,109)        (138,738)        (257,610)       (136,644)       (230,278)         (272,616)
           --               --               --        (128,680)       (261,630)         (402,890)
  -----------      -----------     ------------    ------------    ------------      ------------
   (1,694,492)      (2,708,888)      (4,957,774)     (2,786,223)     (4,493,887)       (6,238,207)
  -----------      -----------     ------------    ------------    ------------      ------------
   (2,132,963)      (3,967,380)     (13,012,003)    (11,565,247)     11,483,457         1,774,899
  -----------      -----------     ------------    ------------    ------------      ------------
      418,077        1,980,797      (24,246,272)    (11,808,634)      8,568,273         6,086,036
   50,071,773       48,090,976       72,337,248     147,452,615     138,884,342       132,798,306
  -----------      -----------     ------------    ------------    ------------      ------------
  $50,489,850      $50,071,773     $ 48,090,976    $135,643,981    $147,452,615      $138,884,342
  ===========      ===========     ============    ============    ============      ============

  $  (116,057)     $  (111,575)    $   (128,268)   $ (1,043,062)   $   (122,089)     $   (116,800)
  ===========      ===========     ============    ============    ============      ============

--------------------------------------------------------------------------------
                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                            Massachusetts
                                                                        Tax Free Income Fund
                                                          -----------------------------------------------
                                                                            For the Period
                                                            Six Months     January 1, 2003
                                                               Ended           through        Year Ended
                                                          March 31, 2004    September 30,    December 31,
                                                            (unaudited)          2003            2002
                                                          --------------   ---------------   ------------
FROM OPERATIONS:
   Net investment income                                   $ 1,707,132       $ 2,789,342     $ 4,082,640
   Net realized gain (loss) on investments and
      foreign currency transactions                             50,817           877,919        (916,633)
   Net change in unrealized appreciation (depreciation)
      of investments                                         1,636,926          (851,243)      4,433,497
                                                           -----------       -----------     -----------
   Increase in net assets resulting from operations          3,394,875         2,816,018       7,599,504
                                                           -----------       -----------     -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class A                                               (1,636,754)       (2,628,195)     (3,827,503)
      Class B                                                  (88,020)         (161,498)       (276,899)
      Class C                                                       --                --              --
      Class Y                                                       --                --              --
                                                           -----------       -----------     -----------
                                                            (1,724,774)       (2,789,693)     (4,104,402)
                                                           -----------       -----------     -----------
INCREASE (DECREASE) IN NET ASSETS
      DERIVED FROM CAPITAL SHARE TRANSACTIONS               (3,774,233)       (6,268,959)     (2,388,573)
                                                           -----------       -----------     -----------
   Total increase (decrease) in net assets                  (2,104,132)       (6,242,634)      1,106,529
NET ASSETS
   Beginning of period                                      92,552,740        98,795,374      97,688,845
                                                           -----------       -----------     -----------
   End of period                                           $90,448,608       $92,552,740     $98,795,374
                                                           ===========       ===========     ===========

UNDISTRIBUTED (OVERDISTRIBUTED)
NET INVESTMENT INCOME (LOSS)                               $     1,827       $    19,469     $    19,970
                                                           ===========       ===========     ===========

                                                                           Municipal Income
                                                                                 Fund
                                                          -----------------------------------------------
                                                                            For the Period
                                                            Six Months     January 1, 2003
                                                              Ended             through       Year Ended
                                                          March 31, 2004    September 30,    December 31,
                                                            (unaudited)          2003            2002
                                                          --------------   ---------------   ------------
FROM OPERATIONS:
   Net investment income                                   $  2,657,085     $  4,304,402     $  6,897,727
   Net realized gain (loss) on investments and
      foreign currency transactions                            (652,504)       1,148,331        2,710,093
   Net change in unrealized appreciation (depreciation)
      of investments                                          2,931,859       (1,633,204)         872,708
                                                           ------------     ------------     ------------
   Increase in net assets resulting from operations           4,936,440        3,819,529       10,480,528
                                                           ------------     ------------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class A                                                (2,490,556)      (4,027,619)      (6,303,086)
      Class B                                                  (175,459)        (290,127)        (507,956)
      Class C                                                        --               --               --
      Class Y                                                        --               --               --
                                                           ------------     ------------     ------------
                                                             (2,666,015)      (4,317,746)      (6,811,042)
                                                           ------------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS
      DERIVED FROM CAPITAL SHARE TRANSACTIONS                (8,511,013)      (7,043,056)     (10,738,646)
                                                           ------------     ------------     ------------
   Total increase (decrease) in net assets                   (6,240,588)      (7,541,273)      (7,069,160)
NET ASSETS
   Beginning of period                                      137,789,677      145,330,950      152,400,110
                                                           ------------     ------------     ------------
   End of period                                           $131,549,089     $137,789,677     $145,330,950
                                                           ============     ============     ============

UNDISTRIBUTED (OVERDISTRIBUTED)
NET INVESTMENT INCOME (LOSS)                               $    138,086     $    147,016     $   146,7685
                                                           ============     ============     ============

                 See accompanying notes to financial statements.

                  Strategic Income
                        Fund
-----------------------------------------------
                  For the Period
  Six Months     January 1, 2003
     Ended           through        Year Ended
March 31, 2004    September 30,    December 31,
  (unaudited)          2003            2002
--------------   ---------------   ------------
 $ 11,231,237     $ 12,189,949     $ 15,106,370
    9,180,261       (4,553,646)     (21,248,207)
   24,739,832       47,707,584       36,560,725
 ------------     ------------     ------------
   45,151,330       55,343,887       30,418,888
 ------------     ------------     ------------
   (6,632,317)      (6,332,331)      (5,702,309)
   (3,736,562)      (5,143,216)      (5,565,705)
   (3,240,398)      (2,069,124)      (1,567,724)
     (139,986)         (95,199)         (42,564)
 ------------     ------------     ------------
  (13,749,263)     (13,639,870)     (12,878,302)
 ------------     ------------     ------------
  221,277,519       66,108,057      (23,656,108)
 ------------     ------------     ------------
  252,679,586      107,812,074       (6,115,522)

  327,380,845      219,568,771      225,684,293
 ------------     ------------     ------------
 $580,060,431     $327,380,845     $219,568,771
 ============     ============     ============

 $   (313,308)    $  2,204,718     $  3,205,477
 ============     ============     ============

--------------------------------------------------------------------------------
                              Financial Highlights
--------------------------------------------------------------------------------

For a share outstanding throughout each period

                                               Income (loss) from investment
                                                        operations:                               Less distributions:
                                          ----------------------------------------   ----------------------------------------------
                             Net asset
                               value,                   Net realized                   Dividends      Distributions
                             beginning       Net       and unrealized   Total from       from           from net
                                 of       investment   gain (loss) on   investment   net investment     realized          Total
                             the period     income      investments     operations       income       capital gains   distributions
                             ----------   ----------   --------------   ----------   --------------   -------------   -------------
Core Plus Bond Fund
     Class A
   3/31/2004(g)                $11.63      $0.24(c)       $ 0.27          $ 0.51        $(0.31)        $   --            $(0.31)
   9/30/2003(f)                 11.28       0.37(c)         0.34            0.71         (0.36)            --             (0.36)
   12/31/2002                   11.59       0.63(c)        (0.32)           0.31         (0.62)            --             (0.62)
   12/31/2001(d)                11.52       0.73            0.10            0.83         (0.76)            --             (0.76)
   12/31/2000                   11.51       0.78            0.03            0.81         (0.80)            --             (0.80)
   12/31/1999                   12.36       0.81           (0.86)          (0.05)        (0.79)         (0.01)            (0.80)
   12/31/1998                   12.39       0.81            0.15            0.96         (0.81)         (0.18)            (0.99)

     Class B
   3/31/2004(g)                 11.62       0.19(c)         0.28            0.47         (0.25)            --             (0.25)
   9/30/2003(f)                 11.28       0.30(c)         0.34            0.64         (0.30)            --             (0.30)
   12/31/2002                   11.59       0.55(c)        (0.32)           0.23         (0.54)            --             (0.54)
   12/31/2001(d)                11.51       0.64            0.10            0.74         (0.66)            --             (0.66)
   12/31/2000                   11.51       0.70            0.02            0.72         (0.72)            --             (0.72)
   12/31/1999                   12.36       0.72           (0.86)          (0.14)        (0.70)         (0.01)            (0.71)
   12/31/1998                   12.39       0.71            0.15            0.86         (0.71)         (0.18)            (0.89)

     Class C
   3/31/2004(g)                 11.63       0.19(c)         0.28            0.47         (0.25)            --             (0.25)
   9/30/2003(f)                 11.29       0.30(c)         0.34            0.64         (0.30)            --             (0.30)
   12/31/2002                   11.60       0.55(c)        (0.32)           0.23         (0.54)            --             (0.54)
   12/31/2001(d)                11.52       0.65            0.09            0.74         (0.66)            --             (0.66)
   12/31/2000                   11.52       0.70            0.02            0.72         (0.72)            --             (0.72)
   12/31/1999                   12.37       0.72           (0.86)          (0.14)        (0.70)         (0.01)            (0.71)
   12/31/1998                   12.40       0.71            0.15            0.86         (0.71)         (0.18)            (0.89)

     Class Y
   3/31/2004(g)                 11.69       0.25(c)         0.27            0.52         (0.33)            --             (0.33)
   9/30/2003(f)                 11.33       0.41(c)         0.35            0.76         (0.40)            --             (0.40)
   12/31/2002                   11.63       0.69(c)        (0.32)           0.37         (0.67)            --             (0.67)
   12/31/2001(d)                11.54       0.79            0.10            0.89         (0.80)            --             (0.80)
   12/31/2000                   11.54       0.83            0.01            0.84         (0.84)            --             (0.84)
   12/31/1999                   12.38       0.85           (0.86)          (0.01)        (0.82)         (0.01)            (0.83)
   12/31/1998                   12.41       0.84            0.15            0.99         (0.84)         (0.18)            (1.02)

Government Securities Fund
      Class A
   3/31/2004(g)                $12.09      $0.21(c)       $ 0.03          $ 0.24        $(0.22)          $ --            $(0.22)
   9/30/2003(f)                 12.12       0.26(c)         0.06            0.32         (0.35)            --             (0.35)
   12/31/2002                   11.18       0.45(c)         1.01            1.46         (0.52)            --             (0.52)
   12/31/2001(d)                11.18       0.50            0.05            0.55         (0.55)            --             (0.55)
   12/31/2000                   10.47       0.62            0.69            1.31         (0.60)            --             (0.60)
   12/31/1999                   11.90       0.67           (1.42)          (0.75)        (0.68)            --             (0.68)
   12/31/1998                   11.56       0.68            0.33            1.01         (0.67)            --             (0.67)

      Class B
   3/31/2004(g)                 12.10       0.16(c)         0.03            0.19         (0.17)            --             (0.17)
   9/30/2003(f)                 12.12       0.20(c)         0.07            0.27         (0.29)            --             (0.29)
   12/31/2002                   11.17       0.36(c)         1.02            1.38         (0.43)            --             (0.43)
   12/31/2001(d)                11.18       0.42            0.03            0.45         (0.46)            --             (0.46)
   12/31/2000                   10.47       0.54            0.69            1.23         (0.52)            --             (0.52)
   12/31/1999                   11.90       0.59           (1.42)          (0.83)        (0.60)            --             (0.60)
   12/31/1998                   11.56       0.58            0.34            0.92         (0.58)            --             (0.58)

(a) A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b)  Computed on an annualized basis for periods less than one year.
(c) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(d) As required, effective January 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 for Core Plus Bond Fund was to decrease net investment income per share by $.01 for Class A, $.02 Class B, and $.01 for Class C and to decrease the ratio of net investment income to average net assets from 6.34% to 6.26% for Class A, 5.57% to 5.49% for Class B, 5.59% to 5.52% for Class C and 6.75% to 6.68% for Class Y shares. For the Government Securities Fund, the effect of this change was to decrease net investment income per share by $.05 for Class A and $.04 for both Class B and Class Y and to decrease the ratio of net investment income to average net assets from 4.85% to 4.46% for Class A, and 4.10% to 3.71% for Class B. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                        Financial Highlights (continued)
--------------------------------------------------------------------------------

                                          Ratios to average
                                             net assets:
                                      -------------------------
Net asset               Net assets,
  value,      Total       end of                 Net investment   Portfolio
  end of     return     the period    Expenses      income         turnover
the period   (%)(a)        (000)       (%)(b)       (%)(b)         rate(%)
----------   ------     -----------   --------   --------------   ---------
  $11.83       4.4        $128,828      1.21          4.06            47
   11.63       6.4         133,887      1.28          4.31            61
   11.28       2.8         147,647      1.18          5.65            65
   11.59       7.2         173,836      1.09          6.26            84
   11.52       7.4         174,969      1.04          7.03            83
   11.51      (0.3)        213,769      0.97          6.87            63
   12.36       8.0         221,799      1.01          6.44            65

   11.84       4.1         157,640      1.96          3.31            47
   11.62       5.8         161,317      2.03          3.55            61
   11.28       2.1         141,188      1.93          4.90            65
   11.59       6.5         127,520      1.84          5.49            84
   11.51       6.5         100,353      1.79          6.28            83
   11.51      (1.1)         89,213      1.72          6.12            63
   12.36       7.2          64,240      1.76          5.69            65

   11.85       4.1           7,157      1.96          3.32            47
   11.63       5.8           7,612      2.03          3.55            61
   11.29       2.1           9,024      1.93          4.90            65
   11.60       6.5          11,470      1.84          5.52            84
   11.52       6.5          12,541      1.79          6.28            83
   11.52      (1.1)         14,872      1.72          6.12            63
   12.37       7.2           8,969      1.76          5.69            65

   11.88       4.5          16,759      0.95          4.32            47
   11.69       6.9          17,889      0.73          4.85            61
   11.33       3.5          18,346      0.67          6.15            65
   11.63       7.8          17,351      0.67          6.68            84
   11.54       7.6          14,013      0.67          7.40            83
   11.54      (0.0)(e)      10,320      0.72          7.12            63
   12.38       8.2           9,289      0.76          6.69            65

  $12.11       2.0        $ 61,094      1.28          3.46            36
   12.09       2.7          68,882      1.33          3.03            41
   12.12      13.4          76,338      1.25          3.90            52
   11.18       4.9          70,551      1.39          4.46           317
   11.18      12.9          70,909      1.41          5.69           622
   10.47      (6.4)         84,904      1.36          6.00           313
   11.90       9.0         103,032      1.38          5.80           106

   12.12       1.7          12,365      2.03          2.71            36
   12.10       2.2          15,101      2.08          2.29            41
   12.12      12.6          16,878      2.00          3.15            52
   11.17       4.1          13,249      2.14          3.71           317
   11.18      12.1          10,343      2.16          4.94           622
   10.47      (7.1)          9,430      2.11          5.25           313
   11.90       8.2           9,657      2.13          5.05           106

(e)  Amount is less than one tenth of one percent.
(f)  For the nine months ended September 30, 2003.
(g)  For the six months ended March 31, 2004 (unaudited).

--------------------------------------------------------------------------------
                        Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share outstanding throughout each period

                                           Income (loss) from investment operations:                Less distributions:
                                           -----------------------------------------                -------------------
                              Net asset
                                value,                   Net realized                   Dividends      Distributions
                              beginning       Net       and unrealized   Total from       from           from net
                                  of       investment   gain (loss) on   investment   net investment     realized          Total
                              the period     income      investments     operations       income       capital gains   distributions
                              ----------   ----------   --------------   ----------   --------------   -------------   -------------
Government Securities Fund
   (continued)
   Class Y
   3/31/2004(f)                 $12.07      $0.20(c)        $ 0.02          $0.22         $(0.21)           $--           $(0.21)
   9/30/2003(e)                  12.11       0.31(c)          0.04           0.35          (0.39)            --            (0.39)
   12/31/2002                    11.17       0.49(c)          1.00           1.49          (0.55)            --            (0.55)
   12/31/2001(d)                 11.17       0.55             0.04           0.59          (0.59)            --            (0.59)
   12/31/2000                    10.44       0.65             0.71           1.36          (0.63)            --            (0.63)
   12/31/1999                    11.88       0.70            (1.43)         (0.73)         (0.71)            --            (0.71)
   12/31/1998                    11.54       0.72             0.32           1.04          (0.70)            --            (0.70)

High Income Fund*
   Class A
   3/31/2004(f)                   4.65      $0.17(c)        $ 0.24          $0.41         $(0.17)            --           $(0.17)
   9/30/2003(e)                   4.12       0.25(c)          0.53           0.78          (0.25)            --            (0.25)
   12/31/2002                     4.94       0.39(c)         (0.82)         (0.43)         (0.39)            --            (0.39)
   12/31/2001(d)                  6.21       0.66            (1.25)         (0.59)         (0.68)            --            (0.68)
   12/31/2000                     8.30       0.86            (2.11)         (1.25)         (0.84)            --            (0.84)
   12/31/1999                     8.86       0.89            (0.54)          0.35          (0.91)            --            (0.91)
   12/31/1998                     9.94       0.92            (1.08)         (0.16)         (0.92)            --            (0.92)

   Class B
   3/31/2004(f)                   4.65       0.15(c)          0.24           0.39          (0.15)            --            (0.15)
   9/30/2003(e)                   4.12       0.23(c)          0.53           0.76          (0.23)            --            (0.23)
   12/31/2002                     4.95       0.36(c)         (0.83)         (0.47)         (0.36)            --            (0.36)
   12/31/2001(d)                  6.22       0.62            (1.26)         (0.64)         (0.63)            --            (0.63)
   12/31/2000                     8.30       0.81            (2.11)         (1.30)         (0.78)            --            (0.78)
   12/31/1999                     8.85       0.82            (0.53)          0.29          (0.84)            --            (0.84)
   12/31/1998                     9.93       0.85            (1.08)         (0.23)         (0.85)            --            (0.85)

   Class C
   3/31/2004(f)                   4.65       0.15(c)          0.24           0.39          (0.15)            --            (0.15)
   9/30/2003(e)                   4.12       0.23(c)          0.53           0.76          (0.23)            --            (0.23)
   12/31/2002                     4.94       0.36(c)         (0.82)         (0.46)         (0.36)            --            (0.36)
   12/31/2001(d)                  6.22       0.61            (1.26)         (0.65)         (0.63)            --            (0.63)
   12/31/2000                     8.30       0.81            (2.11)         (1.30)         (0.78)            --            (0.78)
   12/31/1999                     8.85       0.82            (0.53)          0.29          (0.84)            --            (0.84)
   12/31/1998(f)                  9.96       0.69            (1.08)         (0.39)         (0.72)            --            (0.72)

Limited Term Government and
   Agency Fund**
   Class A
   3/31/2004(f)                 $11.51      $0.16(c)        $ 0.05          $0.21         $(0.23)            --           $(0.23)
   9/30/2003(e)                  11.73       0.21(c)         (0.07)          0.14          (0.36)            --            (0.36)
   12/31/2002                    11.36       0.42(c)          0.49           0.91          (0.54)            --            (0.54)
   12/31/2001(d)                 11.16       0.51             0.25           0.76          (0.56)            --            (0.56)
   12/31/2000                    10.97       0.69             0.20           0.89          (0.70)            --            (0.70)
   12/31/1999                    11.70       0.66            (0.74)         (0.08)         (0.65)            --            (0.65)
   12/31/1998                    11.64       0.67             0.06           0.73          (0.67)            --            (0.67)

(a) A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b)  Computed on an annualized basis for periods less than one year.
(c) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(d) As required, effective January 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 for the Government Securities Fund, was to decrease net investment income per share by $.04 for Class Y and to decrease the ratio of net investment income to average net assets from 5.24% to 4.85% for Class Y. For High Income Fund, the effect of this change was to decrease net investment income per share by $.01 for Class A, Class B and Class C and to decrease the ratio of net investment income to average net assets from 11.39% to 11.31% for Class A, 10.64% to 10.56% for Class B and 10.63% to 10.54% for Class C. For Limited Term Government and Agency Fund, the effect of the change was to decrease net investment income per share by $.04 for Class A, and to decrease the ratio of net investment income to average net assets from 4.88% to 4.52% for Class A. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                        Ratios to average
                                           net assets:
                                    -------------------------
Net asset             Net assets,
  value,      Total     end of                 Net investment   Portfolio
  end of     return   the period    Expenses      income         turnover
the period   (%)(a)      (000)       (%)(b)       (%)(b)         rate(%)
----------   ------   -----------   --------   --------------   ---------

  $12.08       1.9      $  2,732      1.40           3.34            36
   12.07       2.9         2,936      0.96           3.40            41
   12.11      13.7         6,822      0.87           4.28            52
   11.17       5.3         4,821      1.00           4.85           317
   11.17      13.5         4,593      1.01           6.09           622
   10.44      (6.3)        2,754      1.11           6.25           313
   11.88       9.3         3,404      1.13           6.05           106


  $ 4.89       8.9      $ 26,195      1.61           6.90            26
    4.65      19.5        23,809      1.71           7.62            41
    4.12      (8.9)       22,454      1.58           8.85           114
    4.94     (10.7)       33,471      1.47          11.31            65
    6.21     (16.1)       46,960      1.36          11.47            60
    8.30       4.0        74,589      1.28          10.22            89
    8.86      (1.8)       73,023      1.32           9.81            75

    4.89       8.5        21,425      2.36           6.16            26
    4.65      18.8        23,405      2.46           6.89            41
    4.12      (9.7)       23,031      2.33           8.10           114
    4.95     (11.3)       34,713      2.22          10.56            65
    6.22     (16.6)       47,793      2.11          10.72            60
    8.30       3.3        70,218      2.03           9.47            89
    8.85      (2.5)       60,322      2.07           9.06            75

    4.89       8.5         2,870      2.36           6.15            26
    4.65      18.8         2,858      2.46           6.89            41
    4.12      (9.5)        2,605      2.33           8.10           114
    4.94     (11.5)        4,153      2.22          10.54            65
    6.22     (16.6)        5,369      2.11          10.72            60
    8.30       3.3         9,138      2.03           9.47            89
    8.85      (4.1)        7,732      2.07           9.06            75

  $11.49       1.9      $111,303      1.33           2.73            46
   11.51       1.2       117,225      1.37           2.41            53
   11.73       8.2       106,013      1.35           3.66            88
   11.36       6.9       109,189      1.42           4.52           275
   11.16       8.3       118,833      1.40           6.18           384
   10.97      (0.7)      149,756      1.33           5.91           400
   11.70       6.5       194,032      1.31           5.81         1,376

(e)  For the nine months ended September 30, 2003.
(f)  For the six months ended March 31, 2004 (unaudited).
* The financial information for periods prior to March 31, 2004 reflects the financial information for the CDC Nvest High Income Fund's Class A, Class B and Class C shares, which were reorganized into Class A, Class B and Class C shares, respectively, of the Loomis Sayles High Income Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Asset Management Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.
** The financial information for periods prior to March 31, 2004 reflects the financial information for the CDC Nvest Limited Term U.S. Government Fund's Class A shares, which were reorganized into Class A shares of the Loomis Sayles Limited Term Government and Agency Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Asset Management Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.

--------------------------------------------------------------------------------
                        Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share outstanding throughout each period

                              Income (loss) from investment operations:                 Less distributions:
                              -----------------------------------------   ----------------------------------------------
                  Net asset
                   value,                   Net realized                     Dividends     Distributions
                  beginning       Net      and unrealized   Total from         from           from net
                     of       investment   gain (loss) on   investment    net investment      realized         Total
                 the period     income       investments    operations        income       capital gains   distributions
                 ----------   ----------   --------------   ----------    --------------   -------------   -------------
Limited Term Government and Agency Fund* (Continued)
   Class B
3/31/2004(h)       $11.49      $0.12(c)        $ 0.05         $ 0.17          $(0.19)         $   --          $(0.19)
9/30/2003(g)        11.71       0.15(c)         (0.06)          0.09           (0.31)             --           (0.31)
12/31/2002          11.34       0.35(c)          0.48           0.83           (0.46)             --           (0.46)
12/31/2001(d)       11.14       0.44             0.24           0.68           (0.48)             --           (0.48)
12/31/2000          10.95       0.62             0.20           0.82           (0.63)             --           (0.63)
12/31/1999          11.69       0.59            (0.75)         (0.16)          (0.58)             --           (0.58)
12/31/1998          11.62       0.60             0.07           0.67           (0.60)             --           (0.60)

   Class C
3/31/2004(h)        11.50       0.12(c)          0.06           0.18           (0.19)             --           (0.19)
9/30/2003(g)        11.72       0.15(c)         (0.06)          0.09           (0.31)             --           (0.31)
12/31/2002          11.35       0.35(c)          0.48           0.83           (0.46)             --           (0.46)
12/31/2001(d)       11.15       0.44             0.24           0.68           (0.48)             --           (0.48)
12/31/2000          10.96       0.62             0.20           0.82           (0.63)             --           (0.63)
12/31/1999          11.70       0.59            (0.75)         (0.16)          (0.58)             --           (0.58)
12/31/1998          11.63       0.60             0.07           0.67           (0.60)             --           (0.60)

   Class Y
3/31/2004(h)        11.55       0.17(c)          0.06           0.23           (0.25)             --           (0.25)
9/30/2003(g)        11.78       0.25(c)         (0.08)          0.17           (0.40)             --           (0.40)
12/31/2002          11.41       0.48(c)          0.48           0.96           (0.59)             --           (0.59)
12/31/2001(d)       11.20       0.56             0.26           0.82           (0.61)             --           (0.61)
12/31/2000          11.00       0.75             0.19           0.94           (0.74)             --           (0.74)
12/31/1999          11.73       0.70            (0.74)         (0.04)          (0.69)             --           (0.69)
12/31/1998          11.66       0.72             0.06           0.78           (0.71)             --           (0.71)

Massachusetts Tax Free Income Fund
   Class A
3/31/2004(h)       $16.41      $0.31           $ 0.32         $ 0.63          $(0.32)         $   --          $(0.32)
9/30/2003(g)        16.40       0.49             0.01           0.50           (0.49)             --           (0.49)
12/31/2002          15.82       0.67             0.59           1.26           (0.68)             --           (0.68)
12/31/2001(d)       16.06       0.75            (0.24)          0.51           (0.75)             --           (0.75)
12/31/2000          15.48       0.82             0.57           1.39           (0.81)             --           (0.81)
12/31/1999          17.02       0.82            (1.50)         (0.68)          (0.83)          (0.03)          (0.86)
12/31/1998          17.13       0.86            (0.04)          0.82           (0.85)          (0.08)          (0.93)

   Class B
3/31/2004(h)        16.37       0.26             0.31           0.57           (0.26)             --           (0.26)
9/30/2003(g)        16.36       0.41             0.01           0.42           (0.41)             --           (0.41)
12/31/2002          15.78       0.57             0.58           1.15           (0.57)             --           (0.57)
12/31/2001(d)       16.03       0.64            (0.24)          0.40           (0.65)             --           (0.65)
12/31/2000          15.45       0.71             0.58           1.29           (0.71)             --           (0.71)
12/31/1999          16.98       0.71            (1.49)         (0.78)          (0.72)          (0.03)          (0.75)
12/31/1998          17.09       0.74            (0.03)          0.71           (0.74)          (0.08)          (0.82)

(a) A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations.
(b)  Computed on an annualized basis for periods less than one year
(c) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(d) As required, effective January 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on debt securities. The effect of this change for the year ended December 31, 2001, for Limited Term Government and Agency Fund, was to decrease net investment income per share by $.04 for Class B, C and Y and to decrease the ratio of net investment income to average net assets from 4.22% to 3.85% for Class B, 4.25% to 3.89% for Class C and 5.34% to 4.98% for Class Y. For Massachusetts Tax Free Income Fund, the effect of this change was to increase the ratio of net investment income to average net assets from 4.66% to 4.67% for Class A and from 4.02% to 4.03% for Class B shares. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(e) Had certain expenses not been reduced during the period, total returns would have been lower.
(f) The investment adviser agreed to reimburse a portion of the Fund's expenses during the period Without this reimbursement, expense ratios would have been higher.

                 See accompanying notes to financial statements.

                                       Ratios to average net assets:
                                       -----------------------------
 Net asset               Net assets,
  value,      Total        end of                    Net investment    Portfolio
  end of      return     the period     Expenses         income         turnover
the period   (%) (a)       (000)         (%) (b)         (%) (b)        rate(%)
----------   -------     -----------    --------     --------------    ---------
  $11.47       1.5         $ 11,261       1.98           2.09               46
   11.49       0.7           14,637       2.02           1.77               53
   11.71       7.5           16,263       2.00           3.01               88
   11.34       6.2           14,317       2.07           3.85              275
   11.14       7.7           11,884       2.05           5.53              384
   10.95      (1.4)          14,601       1.98           5.26              400
   11.69       5.9           18,116       1.96           5.16            1,376

   11.49       1.6            7,604       1.98           2.09               46
   11.50       0.7            8,704       2.02           1.77               53
   11.72       7.5            8,079       2.00           3.01               88
   11.35       6.2            5,851       2.07           3.89              275
   11.15       7.7            6,617       2.05           5.53              384
   10.96      (1.4)           9,054       1.98           5.26              400
   11.70       5.9           13,962       1.96           5.16            1,376

   11.53       2.0            5,476       1.09           2.98               46
   11.55       1.5            6,886       0.93           2.87               53
   11.78       8.6            8,529       0.88           4.14               88
   11.41       7.4            3,441       0.95           4.98              275
   11.20       8.8            3,254       0.95           6.63              384
   11.00      (0.3)           7,086       0.98           6.26              400
   11.73       6.9            8,345       0.96           6.16            1,351

  $16.72       3.9         $ 85,307       1.36           3.79                9
   16.41       3.1           86,368       1.38           3.99                9
   16.40       8.1           92,053       1.34           4.19               33
   15.82       3.2(e)        89,376       1.35(f)        4.67               60
   16.06       9.3(e)        91,785       1.13(f)        5.24               68
   15.48      (4.1)(e)       97,270       1.00(f)        5.02               73
   17.02       4.9(e)       113,910       1.00(f)        4.93              125

   16.68       3.5            5,142       2.01           3.17                9
   16.37       2.6            6,185       2.03           3.34                9
   16.36       7.4            6,742       1.99           3.54               33
   15.78       2.5(e)         8,313       2.00(f)        4.03               60
   16.03       8.6(e)         8,715       1.78(f)        4.59               68
   15.45      (4.7)(e)        8,874       1.65(f)        4.37               73
   16.98       4.2(e)         9,026       1.65(f)        4.28              125

(g)  For the nine months ended September 30, 2003.
(h)  For the six months ended March 31, 2004 (unaudited).
* The financial information for periods prior to March 31, 2004 reflects the financial information for the CDC Nvest Limited Term U.S. Government Fund's Class B, Class C and Class Y shares, which were reorganized into Class B, Class C, and Class Y shares, respectively, of the Loomis Sayles Limited Term Government and Agency Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Asset Management Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.

--------------------------------------------------------------------------------
                        Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share outstanding throughout each period

                             Income (loss) from investment operations:                  Less distributions:
                             -----------------------------------------  ----------------------------------------------
                  Net asset
                   value,                   Net realized                   Dividends     Distributions
                  beginning       Net      and unrealized   Total from       from           from net
                     of       investment   gain (loss) on   investment  net investment      realized         Total
                 the period     income       investments    operations      income       capital gains   distributions
                 ----------   ----------   --------------   ----------  --------------   -------------   -------------
Municipal Income Fund
Class A
3/31/2004(h)       $ 7.41      $0.15           $ 0.13         $ 0.28        $(0.15)          $   --         $(0.15)
9/30/2003(g)         7.43       0.23            (0.02)          0.21         (0.23)              --          (0.23)
12/31/2002           7.25       0.34             0.18           0.52         (0.34)              --          (0.34)
12/31/2001 (d)       7.39       0.36            (0.14)          0.22         (0.36)              --          (0.36)
12/31/2000           7.17       0.40             0.21           0.61         (0.39)              --          (0.39)
12/31/1999           7.76       0.39            (0.59)         (0.20)        (0.39)              --          (0.39)
12/31/1998           7.75       0.39             0.01           0.40         (0.39)              --          (0.39)

Class B
3/31/2004(h)         7.41       0.12             0.13           0.25         (0.12)              --          (0.12)
9/30/2003(g)         7.44       0.19            (0.03)          0.16         (0.19)              --          (0.19)
12/31/2002           7.25       0.29             0.19           0.48         (0.29)              --          (0.29)
12/31/2001 (d)       7.39       0.31            (0.14)          0.17         (0.31)              --          (0.31)
12/31/2000           7.17       0.35             0.21           0.56         (0.34)              --          (0.34)
12/31/1999           7.76       0.33            (0.59)         (0.26)        (0.33)              --          (0.33)
12/31/1998           7.75       0.33             0.01           0.34         (0.33)              --          (0.33)

Strategic Income Fund*
Class A
3/31/2004(h)       $12.57      $0.37(c)        $ 1.16         $ 1.53        $(0.47)          $   --         $(0.47)
9/30/2003(g)        10.72       0.57(c)          1.93           2.50         (0.65)              --          (0.65)
12/31/2002           9.88       0.75(c)          0.72           1.47         (0.63)              --          (0.63)
12/31/2001(d)       10.80       0.91(c)         (0.92)         (0.01)        (0.91)              --          (0.91)
12/31/2000          11.65       0.99(c)         (0.91)          0.08         (0.93)              --          (0.93)
12/31/1999          11.37       1.03             0.31           1.34         (1.02)           (0.04)         (1.06)
12/31/1998          13.42       1.05            (1.30)         (0.25)        (1.05)           (0.75)         (1.80)

Class B
3/31/2004(h)        12.59       0.32(c)          1.15           1.47         (0.39)              --          (0.39)
9/30/2003(g)        10.71       0.51(c)          1.92           2.43         (0.55)              --          (0.55)
12/31/2002           9.88       0.67(c)          0.73           1.40         (0.57)              --          (0.57)
12/31/2001(d)       10.79       0.83(c)         (0.90)         (0.07)        (0.84)              --          (0.84)
12/31/2000          11.65       0.90(c)         (0.91)         (0.01)        (0.85)              --          (0.85)
12/31/1999          11.37       0.94             0.31           1.25         (0.93)           (0.04)         (0.97)
12/31/1998          13.42       0.95            (1.30)         (0.35)        (0.95)           (0.75)         (1.70)

(a) A sales charge for Class A shares and a contingent deferred sales charge for Class B shares are not reflected in total return calculations. Periods of less than one year are not annualized.
(b)  Computed on an annualized basis for period less than one year.
(c) Per share net investment income has been calculated using the average shares outstanding during the period.
(d) As required, effective January 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001, for Municipal Income Fund, was to increase net investment income per share by $.01 and decrease net realized and unrealized gains and losses per share by $.01 for Class A shares and Class B shares, and increase the ratio of net investment income to average net assets from 4.84% to 4.89% for Class A shares and from 4.09% to to 4.14% for Class B shares. For Strategic Income Fund, there was no effect on net investment income per share, however, the effect of this change was to decrease the ratio of net investment income to average net assets from 8.78% to 8.77% for Class A and 8.03% and 8.02% for Class B. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(e) Had certain expenses not been reduced during the period, total returns would have been lower.
(f) The investment adviser agreed to reimburse a portion of the Fund's expenses during the period Without this reimbursement, expense ratios would have been higher.

                 See accompanying notes to financial statements.

                                     Ratios to average net assets:
                                     -----------------------------
 Net asset             Net assets,
  value,      Total       end of                  Net investment     Portfolio
  end of      return    the period     Expenses       income          turnover
the period   (%) (a)      (000)         (%) (b)       (%) (b)         rate (%)
----------   -------   -----------     --------   --------------     ---------
  $ 7.54      3.8        $121,465        1.10          4.05              10
    7.41      2.9         126,906        1.10          4.14              42
    7.43      7.3         133,005        1.06          4.67              33
    7.25      3.0         137,852        1.07          4.89              80
    7.39      8.8         142,539        0.95          5.39             156
    7.17     (2.8)        152,829        0.93          5.13             137
    7.76      5.3         172,643        0.93          5.03              26

    7.54      3.5          10,085        1.85          3.30              10
    7.41      2.2          10,884        1.85          3.39              42
    7.44      6.7          12,326        1.81          3.92              33
    7.25      2.2          14,549        1.82          4.14              80
    7.39      8.0          14,520        1.70          4.64             156
    7.17     (3.5)         15,644        1.68          4.38             137
    7.76      4.5          15,878        1.68          4.28              26

  $13.63     12.3(e)     $263,005        1.22(f)       5.56              13
   12.57     23.7(e)      140,576        1.28(f)       6.49              27
   10.72     15.5          92,303        1.33          7.38              30
    9.88     (0.1)         94,156        1.31          8.77              10
   10.80      0.7         116,986        1.24          8.73              13
   11.65     12.2         124,869        1.21          9.09              19
   11.37     (1.7)        127,306        1.19          8.33              33

   13.67     11.8(e)      131,664        1.97(f)       4.81              13
   12.59     23.0(e)      118,217        2.03(f)       5.73              27
   10.71     14.6          98,501        2.08          6.63              30
    9.88     (0.8)        102,159        2.06          8.02              10
   10.79     (0.2)        120,200        1.99          7.98              13
   11.65     11.3         127,723        1.96          8.34              19
   11.37     (2.5)        134,049        1.94          7.58              33

(g)  For the nine months ended September 30, 2003.
(h)  For the six months ended March 31, 2004 (unaudited).
* The financial information for periods prior to March 31, 2004 reflects the financial information for CDC Nvest Strategic Income Fund's Class A and Class B shares, which were reorganized into Class A and Class B shares, respectively, of Loomis Sayles Strategic Income Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Asset Management Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.

--------------------------------------------------------------------------------
                        Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share outstanding throughout each period

                                               Income (loss) from
                                              investment operations:                      Less distributions:
                                     ---------------------------------------   ------------------------------------------
                         Net asset                 Net realized
                           value,                      and                      Dividends   Distributions
                         beginning       Net        unrealized    Total from    from net       from net
                           of the    investment   gain (loss)on   investment   investment      realized         Total
                           period      income      investments    operations     income     capital gains   distributions
                         ---------   ----------   -------------   ----------   ----------   -------------   -------------
Strategic Income Fund*
(continued)
Class C
03/31/2004(j)              $12.58     $0.32(c)        $1.15         $ 1.47       $(0.39)        $  --          $(0.39)
09/30/2003(i)               10.70      0.50(c)         1.93           2.43        (0.55)           --           (0.55)
12/31/2002                   9.87      0.67(c)         0.73           1.40        (0.57)           --           (0.57)
12/31/2001(d)               10.78      0.83(c)        (0.91)         (0.08)       (0.83)           --           (0.83)
12/31/2000                  11.64      0.90(c)        (0.91)         (0.01)       (0.85)           --           (0.85)
12/31/1999                  11.36      0.94            0.31           1.25        (0.93)         (0.04)         (0.97)
12/31/1998                  13.41      0.95           (1.30)         (0.35)       (0.95)         (0.75)         (1.70)

Class Y
03/31/2004(j)               12.58      0.39(c)         1.15           1.54        (0.49)           --           (0.49)
09/30/2003(i)               10.74      0.60(c)         1.93           2.53        (0.69)           --           (0.69)
12/31/2002                   9.90      0.80(c)         0.71           1.51        (0.67)           --           (0.67)
12/31/2001(d)               10.81      0.94(c)        (0.92)          0.02        (0.93)           --           (0.93)
12/31/2000                  11.65      0.96(c)        (0.84)          0.12        (0.96)           --           (0.96)
12/31/1999(h)               11.45      0.86           (0.56)          0.30        (0.10)           --           (0.10)

(a) A contingent deferred sales charge for Class C shares is not reflected in total return calculations. Periods of less than one year are not annualized.
(b)  Computed on an annualized basis for period less than one year.
(c) Per share net investment income has been calculated using the average shares outstanding during the period.
(d) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. For the year ended December 31, 2001, there was no effect on net investment income per share, however, the effect of this change was to decrease the ratio of net investment income to average net assets from 8.04% to 8.02% for Class C. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(e) Had certain expenses not been reduced during the period, total returns would have been lower.
(f) The investment adviser agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, expense ratios would have been higher.
* The financial information for periods prior to March 31, 2004 reflects the financial information for CDC Nvest Strategic Income Fund's Class C and Class Y shares, which were reorganized into Class C and Class Y shares, respectively, of Loomis Sayles Strategic Income Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Asset Management Advisers, L.P. and Subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31, fiscal year end. The Fund's current fiscal year is September 30.
(g)  Amount is less than $500.
(h)  For the period December 1, 1999 (inception) through December 31, 1999.
(i)  For the nine months ended September 30, 2003.
(j)  For the six months ended March 31, 2004 (unaudited).

                 See accompanying notes to financial statements.

                                         Ratios to average
                                            net assets:
                                     -------------------------
 Net asset             Net assets,
  value,      Total       end of                Net investment   Portfolio
  end of      return    the period   Expenses       income        turnover
the period    (%)(a)      (000)       (%)(b)        (%)(b)        rate(%)
----------   -------   -----------   --------   --------------   ---------

  $13.66     11.8(e)     $178,636     1.97(f)        4.81            13
   12.58     23.0(e)       66,394     2.03(f)        5.73            27
   10.70     14.7          27,727     2.08           6.63            30
    9.87     (0.8)         28,925     2.06           8.02            10
   10.78     (0.2)         37,208     1.99           7.98            13
   11.64     11.3          40,265     1.96           8.34            19
   11.36     (2.5)         45,457     1.94           7.58            33

   13.63     12.4(e)        6,755     1.00(f)        5.79            13
   12.58     24.0(e)        2,193     0.97(f)        6.83            27
   10.74     15.9           1,039     0.94           7.77            30
    9.90      0.3             445     0.93           9.10            10
   10.81      1.0             335     0.90           9.07            13
   11.65      2.7            -(g)     0.96           9.34            19

                                    NOTES TO
                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                          Notes to Financial Statements
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2004 (unaudited)

1. Organization. CDC Nvest Funds Trust I, CDC Nvest Funds Trust II and Loomis Sayles Funds II (the "Trusts" and each a "Trust") are organized as Massachusetts business trusts. Each Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Each Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (individually, a "Fund" and, collectively, the "Funds"). Information presented in these financial statements pertains to certain fixed income funds of the Trusts, the financial statements of the other Funds of the Trusts are presented in separate reports. The following Funds are included in this report.

CDC Nvest Funds Trust I:

Loomis Sayles Core Plus Bond Fund (the "Core Plus Bond Fund")
Loomis Sayles Government Securities Fund (the "Government Securities Fund")

CDC Nvest Funds Trust II:

Loomis Sayles Massachusetts Tax Free Income Fund (the "Massachusetts Tax Free Income Fund")

Loomis Sayles Funds II:

Loomis Sayles High Income Fund (the "High Income Fund")
Loomis Sayles Limited Term Government and Agency Fund (the "Limited Term Government and Agency Fund"), formerly Loomis Sayles Limited Term U.S. Government Fund
Loomis Sayles Municipal Income Fund (the "Municipal Income Fund")
Loomis Sayles Strategic Income Fund (the "Strategic Income Fund")

Core Plus Bond Fund, Limited Term Government and Agency Fund and Strategic Income Fund each offer Class A, Class B, Class C and Class Y shares. Government Securities Fund offers Class A, Class B and Class Y shares. High Income Fund offers Class A, Class B and Class C shares. Massachusetts Tax Free Income Fund and Municipal Income Fund each offer Class A and Class B shares. Class A shares of all Funds except Limited Term Government and Agency Fund and Massachusetts Tax Free Income Fund are sold with a maximum front end sales charge of 4.50%. Class A shares of Limited Term Government and Agency Fund are sold with a maximum front end sales charge of 3.00% and Class A shares of Massachusetts Tax Free Income Fund are sold with a maximum front end sales charge of 4.25%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge ("CDSC") if those shares are redeemed within six years of purchase. Class C shares do not pay a front end sales charge, do not convert to any other class of shares and pay a higher ongoing distribution fee than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year. Class Y shares do not pay a front end sales charge, a CDSC or distribution fees. They are intended for institutional investors with a minimum initial investment of $1,000,000.

Most expenses of the Trusts can be directly attributed to a Fund. Expenses which can not be directly attributed are generally apportioned based on the relative net assets of each of the Funds in the Trusts.

Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and transfer agent fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund, if the Fund were liquidated. The Trustees approve separate dividends from net investment income on each class of shares.

2. Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Security Valuation. Debt securities (other than short-term obligations with a remaining maturity of less than sixty days) are valued on the basis of valuations furnished to the Funds by a pricing service, which has been authorized by the Trustees. The pricing service determines valuations for normal, institutional size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. Equity securities are valued on the basis of valuations furnished to the Fund by a pricing service, which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the NASDAQ National Market. All other securities and assets are valued at their fair value as determined in good faith by the Funds' investment adviser, under the supervision of the Funds' Trustees.

When fair valuing certain securities the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

--------------------------------------------------------------------------------
                    Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2004 (unaudited)

Certain securities held by Strategic Income Fund were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold.

b. Security Transactions and Related Investment Income. Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from: sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities resulting from changes in exchange rates.

d. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made. A Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund's understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities, such taxes are accrued as applicable.

e. Dividends and Distributions to Shareholders. Dividends are declared daily to shareholders of record and are paid monthly. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for book and tax purposes of items such as market discounts, capital loss carryforwards, paydowns on mortgage-backed securities and foreign currency transactions. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Distributions from net investment income and short-term capital gains are considered to be ordinary income for tax purposes.

f. Repurchase Agreements. Each Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is each Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Each Fund's investment adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

3. Purchases and Sales of Securities. For the six months ended March 31, 2004, purchases and sales of securities (excluding short-term investments) were as follows:

                                       U.S. Government/Agency         Other Securities
                                     -------------------------   --------------------------
               Fund                   Purchases       Sales        Purchases       Sales
----------------------------------   -----------   -----------   ------------   -----------
Core Plus Bond Fund                  $59,982,600   $80,899,640   $ 82,038,484   $72,533,011
Government Securities Fund            28,027,482    37,992,981             --            --
High Income Fund                              --            --     13,036,525    15,157,317
Limited Term Government
   and Agency Fund                    57,202,660    71,425,840      6,079,673     4,440,733
Massachusetts Tax Free Income Fund            --            --      8,220,173    10,959,611
Municipal Income Fund                         --            --     13,208,229    22,211,093
Strategic Income Fund                 48,373,086     2,503,027    193,951,604    50,338,737

--------------------------------------------------------------------------------
                    Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2004 (unaudited)

4. Management Fees and Other Transactions with Affiliates.

a. Management Fees. Loomis Sayles & Company, L.P. ("Loomis Sayles") serves as the investment adviser to each of the Funds. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund's average daily net assets:

                                                    Percentage of Average Daily Net Assets
                                          ---------------------------------------------------------
                                              First          Next           Next           Over
                  Fund                    $100 million   $100 million   $300 million   $500 million
---------------------------------------   ------------   ------------   ------------   ------------
Core Plus Bond Fund                          0.2500%        0.1875%        0.1875%        0.1875%
Government Securities Fund                   0.2750%        0.2750%        0.2625%        0.2500%
High Income Fund                             0.7000%        0.7000%        0.6500%        0.6500%
Limited Term Government and Agency Fund      0.5700%        0.5700%        0.5450%        0.5200%
Massachusetts Tax Free Income Fund           0.3000%        0.2500%        0.2500%        0.2500%
Municipal Income Fund                        0.5000%        0.3750%        0.3750%        0.3750%
Strategic Income Fund                        0.6500%        0.6500%        0.6000%        0.6000%

For the six months ended March 31, 2004, the management fees for each Fund were as follows:

                                             Gross       Percentage of
                                          Management        Average
                  Fund                        Fee      Daily Net Assets*
---------------------------------------   ----------   -----------------
Core Plus Bond Fund                       $  325,792         0.207%
Government Securities Fund                   109,464         0.275%
High Income Fund                             181,057         0.700%
Limited Term Government and Agency Fund      401,495         0.570%
Massachusetts Tax Free Income Fund           136,378         0.300%
Municipal Income Fund                        312,522         0.469%
Strategic Income Fund                      1,358,500         0.623%

*Annualized

CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers") serves as the advisory administrator to Core Plus Bond Fund, Government Securities Fund and Massachusetts Tax Free Income Fund. Under the terms of the advisory administration agreements, each Fund pays an advisory administration fee at the following annual rates, calculated daily and payable monthly, based on each Fund's average daily net assets:

                                              Percentage of Average Daily Net Assets
                                     ---------------------------------------------------------
                                         First          Next           Next           Next
                Fund                 $100 million   $100 million   $300 million   $500 million
----------------------------------   ------------   ------------   ------------   ------------
Core Plus Bond Fund                     0.2500%        0.1875%        0.1875%        0.1875%
Government Securities Fund              0.2750%        0.2750%        0.2625%        0.2500%
Massachusetts Tax Free Income Fund      0.3000%        0.2500%        0.2500%        0.2500%

For the six months ended March 31, 2004, the advisory administration fees for each Fund were as follows:

                                        Advisory        Percentage of
                                     Administration        Average
                Fund                       Fee        Daily Net Assets*
----------------------------------   --------------   -----------------
Core Plus Bond Fund                     $325,791            0.207%
Government Securities Fund               109,463            0.275%
Massachusetts Tax Free Income Fund       136,377            0.300%

*Annualized

Loomis Sayles and CDC IXIS Advisers are wholly-owned subsidiaries of CDC IXIS Asset Management North America, L.P. ("CDC IXIS North America"). Certain officers and directors of Loomis Sayles and CDC IXIS Advisers are also Trustees of the Funds.

Management and advisory administration fees are presented in the statement of operations as management fees.

--------------------------------------------------------------------------------
                    Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2004 (unaudited)

b. Accounting and Administrative Expense. CDC IXIS Asset Management Services, Inc. ("CIS"), a wholly-owned subsidiary of CDC IXIS North America, performs certain accounting and administrative services for the Funds and has subcontracted with Investors Bank & Trust Company ("IBT"), to serve as sub-administrator. Pursuant to an agreement among the CDC Nvest Funds Trusts (CDC Nvest Funds Trust I, CDC Nvest Funds Trust II, CDC Nvest Funds Trust III, CDC Nvest Cash Management Trust and CDC Nvest Companies Trust I), the Loomis Sayles Funds Trusts (Loomis Sayles Funds I and Loomis Sayles Funds II) and CIS, each Fund pays CIS its pro rata portion of a group fee for these services representing the higher amount based on the following calculations:

     (1)  Percentage of Eligible Average Daily Net Assets

             First        Next         Over
          $5 billion   $5 billion   $10 billion
          ----------   ----------   -----------
            0.0675%      0.0625%      0.0500%

     or

     (2) Each Fund's pro rata portion, allocated based on the combined assets of the CDC Nvest Funds Trusts and the Loomis Sayles Funds Trusts, of the annual aggregate minimum fee of $5 million.

For the six months ended March 31, 2004, fees paid to CIS for accounting and administrative expense were as follows:

                                       Accounting
                                           And
                Fund                 Administrative
----------------------------------   --------------
Core Plus Bond Fund                     $103,003
Government Securities Fund                26,228
High Income Fund                          16,949
Limited Term Government and
   Agency Fund                            46,287
Massachusetts Tax Free Income Fund        29,837
Municipal Income Fund                     43,850
Strategic Income Fund                    141,497

c. Transfer Agent Fees. CIS is the transfer and shareholder servicing agent for each Fund and has subcontracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Classes A, B and C pay service fees monthly to CIS representing the higher amount based on the following calculations:

     (1) Each Fund's pro rata portion of an annual aggregate fee determined by applying an annual fee rate (see schedule below) to the eligible average daily net assets. Eligible assets are the average daily net assets of Class A, Class B and Class C accounts in Load Bond Funds. Load Bond Funds consist of all bond funds in the CDC Nvest Funds Trusts, High Income Fund, Limited Term Government and Agency Fund, Municipal Income Fund, Strategic Income Fund and Loomis Sayles Investment Grade Bond Fund.

              First            Next            Over
          $1.2 billion   Next $5 billion   $6.2 billion
          ------------   ---------------   ------------
             0.142%           0.135%          0.130%

          Each Class of shares is subject to a monthly class minimum of $1,500, allocated based on the combined assets of Class A, Class B and Class C.

     or

     (2) An allocated portion, based on eligible assets, of an annual aggregate minimum fee of $1,502,993. For the period September 15, 2003 through December 31, 2003, the aggregate minimum fee was $382,986.

Class Y pays service fees monthly representing the higher amount based on the following calculations:

     (1) The Fund's pro rata portion of an annual aggregate fee determined by applying an annual rate of 0.026% to the eligible average daily net assets. Eligible assets are the average daily net assets of all accounts in No Load Retail Funds* and Load Funds - Class Y**.

--------------------------------------------------------------------------------
                   Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2004 (unaudited)

          Class Y shares are subject to a monthly class minimum of $1,250.

          or

          (2) An allocated portion, based on eligible assets of an annual aggregate minimum fee of $650,000. For the period September 15, 2003 through December 31, 2003, the aggregate minimum fee was $190,547.

* No Load Retail Funds consist of Loomis Sayles Aggressive Growth Fund, Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Small Cap Value Fund, Loomis Sayles Tax-Managed Equity Fund, Loomis Syles Value Fund and Loomis Sayles Worldwide Fund.

** Load Funds - Class Y consist of all Funds with Class Y shares offered within the CDC Nvest Funds Trusts and Loomis Sayles Funds Trusts.

In addition, pursuant to other servicing agreements, each class pays service fees to other firms that provide similar services for their own shareholder accounts.

CIS and BFDS and other firms are also reimbursed by the Funds for out-of-pocket expenses. For the six months ended March 31, 2004, amounts paid to CIS as compensation for its services as transfer agent were as follows:

                                          Transfer Agent
Fund                                            Fee
---------------------------------------   --------------
Core Plus Bond Fund                          $148,884
Government Securities Fund                     61,682
High Income Fund                               41,660
Limited Term Government and Agency Fund       106,227
Massachusetts Tax Free Income Fund             68,926
Municipal Income Fund                          95,071
Strategic Income Fund                         265,591

d. Service and Distribution Fees. Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to each Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, each Fund pays CDC IXIS Asset Management Distributors, L.P. ("CDC IXIS Distributors"), the Fund's distributor (a wholly owned subsidiary of CDC IXIS North America), a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses incurred by CDC IXIS Distributors in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Also under the Class A Plan, Limited Term Government and Agency Fund and Massachusetts Tax Free Income Fund each pay CDC IXIS Distributors a monthly distribution fee at the annual rate of 0.10% of the average daily net assets attributable to each Fund's Class A shares as reimbursement for expenses incurred by CDC IXIS Distributors in connection with the marketing or sale of each Fund's Class A shares.

Under the Class B and Class C Plans, each Fund pays CDC IXIS Distributors a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by CDC IXIS Distributors in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B and Class C Plans, each Fund pays CDC IXIS Distributors a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by CDC IXIS Distributors in connection with the marketing or sale of Class B and Class C shares.

For the six months ended March 31, 2004, the Funds paid the following service and distribution fees:

                                               Service Fee                   Distribution Fee
                                     ------------------------------   -----------------------------
                                      Class A    Class B    Class C   Class A    Class B    Class C
                                     --------   --------   --------   -------   --------   --------
Core Plus Bond Fund                  $161,718   $199,654   $  9,116   $    --   $598,962   $ 27,347
Government Securities Fund             79,563     16,481         --        --     49,441         --
High Income Fund                       32,413     28,603      3,646        --     85,810     10,939
Limited Term Government and
   Agency Fund                        142,656     15,923     10,059    57,063     47,768     30,177
Massachusetts Tax Free Income Fund    106,753      6,895         --    42,701     20,683         --
Municipal Income Fund                 153,428     13,253         --        --     39,759         --
Strategic Income Fund                 239,659    158,183    142,455        --    474,549    427,364

--------------------------------------------------------------------------------
                   Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2004 (unaudited)

Commissions (including CDSCs) on Fund shares paid to CDC IXIS Distributors by investors in shares of the Funds during the six months ended March 31, 2004 were as follows:

Fund
---------------------------------------
Core Plus Bond Fund                       $  162,360
Government Securities Fund                    44,954
High Income Fund                              44,559
Limited Term Government and Agency Fund       86,452
Massachusetts Tax Free Income Fund            33,612
Municipal Income Fund                         36,800
Strategic Income Fund                      1,060,117

e. Trustees Fees and Expenses. The CDC Nvest Funds Trusts and Loomis Sayles Funds Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Loomis Sayles, CDC IXIS Advisers, CDC IXIS Distributors, CDC IXIS North America, CIS or their affiliates. Each other Trustee receives a retainer fee at the annual rate of $45,000 and meeting attendance fees of $4,500 for each meeting of the Board of Trustees attended. Each committee member receives an additional retainer fee at the annual rate of $7,000 while each committee chairman receives a retainer fee (beyond the $7,000 fee) at the annual rate of $5,000. The retainer fees assume four Board or Committee meetings per year; Trustees are compensated for each additional Board or Committee meeting in excess of four per year, at the rate of $4,500 and $1,750, respectively. These fees are allocated to the various series of the CDC Nvest Funds Trusts and the Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in a designated Fund or certain other funds of the CDC Nvest Funds Trusts or Loomis Sayles Funds Trusts on the normal payment date. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

f. Publishing Services. CIS performs certain desktop publishing services for the Funds. Fees for these services are presented in the statements of operations as shareholder reporting. For the period ended March 31, 2004, amounts paid to CIS as compensation for these services were as follows:

                                          Publishing Services
Fund                                              Fees
---------------------------------------   -------------------
Core Plus Bond Fund                              $1,106
Government Securities Fund                        1,055
High Income Fund                                  1,823
Limited Term Government and Agency Fund           1,718
Massachusetts Tax Free Income Fund                1,151
Municipal Income Fund                             1,706
Strategic Income Fund                             1,786

5. Line of Credit. High Income Fund and Strategic Income Fund, along with certain other portfolios, participate in a $50,000,000 committed line of credit provided by IBT under a credit agreement (the "Agreement") dated April 30, 2002. Advances under the Agreement are taken primarily for temporary or emergency purposes. Borrowings under the Agreement bear interest at a rate tied to one of several short-term rates that may be selected by the lender from time to time. In addition, the Funds are charged a facility fee equal to 0.10% per annum on the unused portion of the line of credit. The annual cost of maintaining the line of credit and the facility fee is apportioned pro rata among the participating Funds. There were no borrowings as of or during the six months ended March 31, 2004.

6. Security Lending. Each Fund has entered into an agreement with IBT, as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Funds receive fees for lending their securities. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at March 31, 2004, were as follows:

                                            Market Value of    Value of Collateral
Fund                                      Securities on Loan         Received
---------------------------------------   ------------------   -------------------
Core Plus Bond Fund                           $25,580,689          $26,149,903
Government Securities Fund                     23,539,747           24,097,608
High Income Fund                                6,930,719            7,113,666
Limited Term Government and Agency Fund        10,715,818           11,031,906
Strategic Income                               44,971,355           45,977,308

--------------------------------------------------------------------------------
                   Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2004 (unaudited)

7. Expense Reductions and Contingent Expense Obligations. Loomis Sayles has given binding undertakings to certain Funds to defer its management fees and, if necessary, bear certain expenses associated with these Funds to limit their operating expenses. These undertakings are in effect until the dates indicated below and will be reevaluated on an annual basis. For the six months ended March 31, 2004, certain class level expenses have been reimbursed as follows:
Strategic Income Fund $4,547.

If in the following fiscal year the actual operating expenses of a Fund that previously received a deferral or reimbursement are less than the expense limit for that Fund, the Fund is required to pay an amount of additional expense that is the lower of the difference between the actual operating expenses and the expense limit or the actual amount of fees previously waived or expenses reimbursed.

At March 31, 2004, the expense limits as a percentage of average daily net assets and amount subject to possible reimbursement under the expense limitation agreement were as follows:

                                        Expense Limit as a Percentage                           Expenses Subject
                                         of Average Daily Net Assets            Expiration         to Possible
                                     -------------------------------------
Fund                                 Class A   Class B   Class C   Class Y       of Waiver        Reimbursement
----------------------------------   -------   -------   -------   -------   ----------------   ----------------
Massachusetts Tax Free Income Fund    1.40%     2.05%       --        --     January 31, 2005       $    --
Strategic Income Fund                 1.25%     2.00%     2.00%     1.00%    January 31, 2005        74,190

For Strategic Income Fund, $69,643 of expenses deferred in fiscal 2003 is subject to possible reimbursement until September 30, 2004 and an additional $4,547 of expenses deferred in fiscal 2004 is subject to possible reimbursement until September 30, 2005.

8. Concentration of Credit. Massachusetts Tax Free Income Fund primarily invests in debt obligations issued by the Commonwealth of Massachusetts and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of Massachusetts municipal securities than is a comparable municipal bond fund that is not so concentrated. Uncertain economic and fiscal conditions may affect the ability of issuers of Massachusetts municipal securities to meet their financial obligations. At March 31, 2004, the Fund had the following concentrations by revenue source in excess of 10% as a percentage of the Fund's net assets: University 14.8%, College 11.9% and Water 11.7%. The Fund had investments in securities of issuers insured by Municipal Bond Investors Assurance Corporation (MBIA), American Municipal Bond assurance Corporation (AMBAC) and Financial Guaranty Insurance Company (FGIC) which aggregated to 11.1%, 13.2% and 6.8% of its net assets, respectively, at March 31, 2004.

At March 31, 2004, Municipal Income Fund had the following concentrations by revenue source in excess of 10% as a percentage of the Fund's net assets:
University 13.5% and Various Purpose 10.3%. The Fund also had more than 10% of its net assets invested in: New York 11.7%, Pennsylvania 11.5% and Texas 10.9%. Certain revenue or tax related events in a state may impair the ability of issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
                    Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2004 (unaudited)

9. Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest. Transactions in capital shares were as follows:

                                                     Six Months                For the Period
                                                       Ended                  January 1, 2003
                                                   March 31, 2004                 through                   Year Ended
                                                    (unaudited)             September 30, 2003           December 31, 2002
                                             -------------------------   -------------------------   -------------------------
                                               Shares        Amount        Shares        Amount        Shares        Amount
                                             ----------   ------------   ----------   ------------   ----------   ------------
Core Plus Bond Fund
Class A
   Shares sold                                  854,428   $ 10,008,141    2,208,881   $ 25,393,288    2,761,031   $ 30,947,862
   Shares Issued in connection with the
      reinvestment of:
      Dividends from net investment income      234,625      2,738,930      315,868      3,625,104      630,044      7,028,137
                                             ----------   ------------   ----------   ------------   ----------   ------------
                                              1,089,053     12,747,071    2,524,749     29,018,392    3,391,075     37,975,999
   Shares repurchased                        (1,708,263)   (19,945,172)  (4,103,015)   (47,055,063)  (5,298,328)   (59,054,703)
                                             ----------   ------------   ----------   ------------   ----------   ------------
   Net increase (decrease)                     (619,210)  $ (7,198,101)  (1,578,266)  $(18,036,671)  (1,907,253)  $(21,078,704)
                                             ----------   ------------   ----------   ------------   ----------   ------------
Class B
   Shares sold                                2,030,108   $ 23,740,033    4,544,450   $ 52,121,481    5,113,116   $ 57,147,872
   Shares Issued in connection with the
      reinvestment of:
      Dividends from net investment income       95,632      1,116,930      138,840      1,592,822      309,169      3,449,629
                                             ----------   ------------   ----------   ------------   ----------   ------------
                                              2,125,740     24,856,963    4,683,290     53,714,303    5,422,285     60,597,501
   Shares repurchased                        (2,688,635)   (31,474,276)  (3,322,658)   (38,077,677)  (3,908,528)   (43,564,808)
                                             ----------   ------------   ----------   ------------   ----------   ------------
   Net increase (decrease)                     (562,895)  $ (6,617,313)   1,360,632   $ 15,636,626    1,513,757   $ 17,032,693
                                             ----------   ------------   ----------   ------------   ----------   ------------
Class C
   Shares sold                                   46,756   $    547,801       59,911   $    688,486      138,295   $  1,555,372
   Shares Issued in connection with the
      reinvestment of:
      Dividends from net investment income        7,737         90,427       11,703        134,339       26,871        299,976
                                             ----------   ------------   ----------   ------------   ----------   ------------
                                                 54,493        638,228       71,614        822,825      165,166      1,855,348
   Shares repurchased                          (104,805)    (1,223,728)    (216,706)    (2,481,482)    (354,452)    (3,952,429)
                                             ----------   ------------   ----------   ------------   ----------   ------------
   Net increase (decrease)                      (50,312)  $   (585,500)    (145,092)  $ (1,658,657)    (189,286)  $ (2,097,081)
                                             ----------   ------------   ----------   ------------   ----------   ------------
Class Y
   Shares sold                                  199,221   $  2,335,107      360,783   $  4,157,868      411,293   $  4,623,829
   Shares Issued in connection with the
      reinvestment of:
      Dividends from net investment income       37,138        435,200       51,037        588,550       80,315        898,601
                                             ----------   ------------   ----------   ------------   ----------   ------------
                                                236,359      2,770,307      411,820      4,746,418      491,608      5,522,430
   Shares repurchased                          (355,909)    (4,193,129)    (500,546)    (5,745,952)    (363,731)    (4,077,509)
                                             ----------   ------------   ----------   ------------   ----------   ------------
   Net increase (decrease)                     (119,550)  $ (1,422,822)     (88,726)  $   (999,534)     127,877   $  1,444,921
                                             ----------   ------------   ----------   ------------   ----------   ------------
   Increase (decrease) derived from
      capital shares transactions            (1,351,967)  $(15,823,736)    (451,452)  $ (5,058,236)    (454,905)  $ (4,698,171)
                                             ==========   ============   ==========   ============   ==========   ============

--------------------------------------------------------------------------------
                   Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2004 (unaudited)

9.   Capital Shares (continued).

                                                    Six Months              For the Period
                                                      Ended                 January 1, 2003
                                                  March 31, 2004                through                   Year Ended
                                                   (unaudited)             September 30, 2003          December 31, 2002
                                             -----------------------   -------------------------   -------------------------
                                              Shares       Amount        Shares        Amount        Shares        Amount
                                             --------   ------------   ----------   ------------   ----------   ------------
Government Securities Fund
Class A
   Shares sold                                196,750   $  2,336,613      679,447   $  8,249,719    1,163,096   $ 13,583,368
   Shares issued in connection with the
      reinvestment of:
      Dividends from net investment income     85,897      1,021,549      159,984      1,935,187      243,169      2,819,415
                                             --------   ------------   ----------   ------------   ----------   ------------
                                              282,647      3,358,162      839,431     10,184,906    1,406,265     16,402,783
   Shares repurchased                        (937,193)   (11,121,792)  (1,441,491)   (17,423,672)  (1,419,343)   (16,327,594)
                                             --------   ------------   ----------   ------------   ----------   ------------
   Net increase (decrease)                   (654,546)  $ (7,763,630)    (602,060)  $ (7,238,766)     (13,078)  $     75,189
                                             --------   ------------   ----------   ------------   ----------   ------------

Class B
   Shares sold                                 56,505   $    671,574      320,801   $  3,882,546      712,314   $  8,363,857
   Shares issued in connection with the
      reinvestment of:
      Dividends from net investment income     13,467        160,238       28,512        345,321       36,766        427,149
                                             --------   ------------   ----------   ------------   ----------   ------------
                                               69,972        831,812      349,313      4,227,867      749,080      8,791,006
   Shares repurchased                        (297,872)    (3,533,813)    (493,758)    (5,918,693)    (541,866)    (6,269,688)
                                             --------   ------------   ----------   ------------   ----------   ------------
   Net increase (decrease)                   (227,900)  $ (2,702,001)    (144,445)  $ (1,690,826)     207,214   $  2,521,318
                                             --------   ------------   ----------   ------------   ----------   ------------

Class Y
   Shares sold                                  9,926   $    118,322       33,551   $    404,508      220,420   $  2,524,097
   Shares issued in connection with the
      reinvestment of:
      Dividends from net investment income      4,167         49,465       11,024        133,483       24,957        289,414
                                             --------   ------------   ----------   ------------   ----------   ------------
                                               14,093        167,787       44,575        537,991      245,377      2,813,511
   Shares repurchased                         (31,357)      (371,236)    (364,336)    (4,409,555)    (114,051)    (1,321,509)
                                             --------   ------------   ----------   ------------   ----------   ------------
   Net increase (decrease)                    (17,264)  $   (203,449)    (319,761)  $ (3,871,564)     131,326   $  1,492,002
                                             --------   ------------   ----------   ------------   ----------   ------------
      Increase (decrease) derived from
         capital shares transactions         (899,710)  $(10,669,080)  (1,066,266)  $(12,801,156)     325,462   $  4,088,509
                                             ========   ============   ==========   ============   ==========   ============

--------------------------------------------------------------------------------
                    Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2004 (unaudited)

9.   Capital Shares (continued).

                                                   Six Months              For the Period
                                                      Ended                January 1, 2003
                                                 March 31, 2004                through                   Year Ended
                                                  (unaudited)             September 30, 2003          December 31, 2002
                                             ----------------------   -------------------------   -------------------------
                                              Shares      Amount        Shares        Amount        Shares        Amount
                                             --------   -----------   ----------   ------------   ----------   ------------
High Income Fund
Class A
   Shares sold                                832,202   $ 4,014,165    6,787,841   $ 30,994,716    2,021,612   $  8,897,208
   Shares issued in connection with the
      reinvestment of:
      Dividends from net investment income    115,452       560,117      178,526        792,126      317,560      1,396,013
                                             --------   -----------   ----------   ------------   ----------   ------------
                                              947,654     4,574,282    6,966,367     31,786,842    2,339,172     10,293,221
   Shares repurchased                        (707,293)   (3,435,727)  (7,296,772)   (33,271,653)  (3,663,855)   (16,220,139)
                                             --------   -----------   ----------   ------------   ----------   ------------
   Net increase (decrease)                    240,361   $ 1,138,555     (330,405)  $ (1,484,811)  (1,324,683)  $ (5,926,918)
                                             --------   -----------   ----------   ------------   ----------   ------------

Class B
   Shares sold                                170,148   $   821,153      662,229   $  2,976,263    1,040,581   $  4,725,693
   Shares issued in connection with the
      reinvestment of:
      Dividends from net investment income     64,184       311,303      105,383        467,995      201,776        889,901
                                             --------   -----------   ----------   ------------   ----------   ------------
                                              234,332     1,132,456      767,612      3,444,258    1,242,357      5,615,594
   Shares repurchased                        (881,752)   (4,271,943)  (1,323,884)    (5,858,921)  (2,675,203)   (11,769,699)
                                             --------   -----------   ----------   ------------   ----------   ------------
   Net increase (decrease)                   (647,420)  $(3,139,487)    (556,272)  $ (2,414,663)  (1,432,846)  $ (6,154,105)
                                             --------   -----------   ----------   ------------   ----------   ------------

Class C
   Shares sold                                 49,541   $   237,568       69,446   $    305,018       90,003   $    403,036
   Shares issued in connection with the
      reinvestment of:
      Dividends from net investment income      8,807        42,726       13,856         61,635       26,503        116,430
                                             --------   -----------   ----------   ------------   ----------   ------------
                                               58,348       280,294       83,302        366,653      116,506        519,466
   Shares repurchased                         (85,428)     (412,325)    (101,125)      (434,559)    (324,456)    (1,450,446)
                                             --------   -----------   ----------   ------------   ----------   ------------
   Net increase (decrease)                    (27,080)  $  (132,031)     (17,823)  $    (67,906)    (207,950)  $   (930,980)
                                             --------   -----------   ----------   ------------   ----------   ------------
Increase(decrease) derived from
   capital shares transactions               (434,139)  $(2,132,963)    (904,500)  $ (3,967,380)  (2,965,479)  $(13,012,003)
                                             ========   ===========   ==========   ============   ==========   ============

--------------------------------------------------------------------------------
                   Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2004 (unaudited)

9.   Capital Shares (continued).

                                                                          Six Months               For the Period
                                                                            Ended                  January 1, 2003
                                                                        March 31, 2004                 through
                                                                         (unaudited)             September 30, 2003
                                                                  -------------------------   -------------------------
                                                                    Shares        Amount        Shares        Amount
                                                                  ----------   ------------   ----------   ------------
Limited Term Government and Agency Fund
Class A
   Shares sold                                                       593,003   $  6,774,385    3,639,344   $ 42,294,961
   Shares Issued in connection with the reinvestment of:
      Dividends from net investment income                           135,050      1,543,592      217,806      2,527,837
                                                                  ----------   ------------   ----------   ------------
                                                                     728,053      8,317,977    3,857,150     44,822,798
   Shares repurchased                                             (1,230,871)   (14,072,144)  (2,708,272)   (31,326,172)
                                                                  ----------   ------------   ----------   ------------
   Net increase (decrease)                                          (502,818)  $ (5,754,167)   1,148,878   $ 13,496,626
                                                                  ----------   ------------   ----------   ------------
Class B
   Shares sold                                                        66,966   $    764,604      328,497   $  3,816,554
   Shares Issued in connection with the reinvestment of:
      Dividends from net investment income                            14,897        169,922       27,583        319,597
                                                                  ----------   ------------   ----------   ------------
                                                                      81,863        934,526      356,080      4,136,151
   Shares repurchased                                               (374,332)    (4,272,751)    (470,730)    (5,449,483)
                                                                  ----------   ------------   ----------   ------------
   Net increase (decrease)                                          (292,469)  $ (3,338,225)    (114,650)  $ (1,313,332)
                                                                  ----------   ------------   ----------   ------------
Class C
   Shares sold                                                        68,358   $    782,155      257,384   $  2,997,797
   Shares Issued in connection with the reinvestment of:
      Dividends from net investment income                             7,654         87,416       13,512        156,679
                                                                  ----------   ------------   ----------   ------------
                                                                      76,012        869,571      270,896      3,154,476
   Shares repurchased                                               (170,722)    (1,952,268)    (203,605)    (2,359,426)
                                                                  ----------   ------------   ----------   ------------
   Net increase (decrease)                                           (94,710)  $ (1,082,697)      67,291   $    795,050
                                                                  ----------   ------------   ----------   ------------
Class Y
   Shares sold                                                        43,501   $    499,132      194,812   $  2,266,581
   Shares Issued in connection with the reinvestment of:
      Dividends from net investment income                            11,208        128,568       21,540        250,898
                                                                  ----------   ------------   ----------   ------------
                                                                      54,709        627,700      216,352      2,517,479
   Shares repurchased                                               (175,947)    (2,017,858)    (344,269)    (4,012,366)
                                                                  ----------   ------------   ----------   ------------
   Net increase (decrease)                                          (121,238)  $ (1,390,158)    (127,917)  $ (1,494,887)
                                                                  ----------   ------------   ----------   ------------
   Increase (decrease) derived from capital shares transactions   (1,011,235)  $(11,565,247)     973,602   $ 11,483,457
                                                                  ==========   ============   ==========   ============

                                                                          Year Ended
                                                                      December 31, 2002
                                                                  -------------------------
                                                                    Shares          Amount
                                                                  ----------   ------------
Limited Term Government and Agency Fund
Class A
   Shares sold                                                     2,338,561   $ 26,950,560
   Shares Issued in connection with the reinvestment of:
      Dividends from net investment income                           348,652      4,025,182
                                                                  ----------   ------------
                                                                   2,687,213     30,975,742
   Shares repurchased                                             (3,260,141)   (37,525,210)
                                                                  ----------   ------------
   Net increase (decrease)                                          (572,928)  $ (6,549,468)
                                                                  ----------   ------------
Class B
   Shares sold                                                       706,265   $  8,186,137
   Shares Issued in connection with the reinvestment of:
      Dividends from net investment income                            40,792        470,419
                                                                  ----------   ------------
                                                                     747,057      8,656,556
   Shares repurchased                                               (620,421)    (7,125,410)
                                                                  ----------   ------------
   Net increase (decrease)                                           126,636   $  1,531,146
                                                                  ----------   ------------
Class C
   Shares sold                                                       570,784   $  6,611,629
   Shares Issued in connection with the reinvestment of:
      Dividends from net investment income                            17,765        205,133
                                                                  ----------   ------------
                                                                     588,549      6,816,762
   Shares repurchased                                               (414,627)    (4,814,349)
                                                                  ----------   ------------
   Net increase (decrease)                                           173,922   $  2,002,413
                                                                  ----------   ------------
Class Y
   Shares sold                                                       987,271   $ 11,289,831
   Shares Issued in connection with the reinvestment of:
      Dividends from net investment income                            34,738        402,928
                                                                  ----------   ------------
                                                                   1,022,009     11,692,759
   Shares repurchased                                               (599,695)    (6,901,951)
                                                                  ----------   ------------
   Net increase (decrease)                                           422,314   $  4,790,808
                                                                  ----------   ------------
   Increase (decrease) derived from capital shares transactions      149,944   $  1,774,899
                                                                  ==========   ============

--------------------------------------------------------------------------------
                   Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2004 (unaudited)

9.   Capital Shares (continued).

                                                                Six Months           For the Period
                                                                   Ended            January 1, 2003
                                                              March 31, 2004            through               Year Ended
                                                                (unaudited)        September 30, 2003     December 31, 2002
                                                          ---------------------  ---------------------  ----------------------
                                                           Shares     Amount      Shares      Amount     Shares      Amount
                                                          --------  -----------  --------  -----------  --------  ------------
Massachusetts Tax Free Income Fund
Class A
   Shares sold                                              59,012  $   977,577   119,001  $ 1,949,577   456,052  $  7,320,365
   Shares issued in connection with the reinvestment of:
      Dividends from net investment income                  72,270    1,198,227   115,722    1,900,796   166,936     2,687,820
                                                          --------  -----------  --------  -----------  --------  ------------
                                                           131,282    2,175,804   234,723    3,850,373   622,988    10,008,185
   Shares repurchased                                     (291,164)  (4,804,645) (584,421)  (9,550,818) (659,550)  (10,569,788)
                                                          --------  -----------  --------  -----------  --------  ------------
   Net increase (decrease)                                (159,882) $(2,628,841) (349,698) $(5,700,445)  (36,562) $   (561,603)
                                                          --------  -----------  --------  -----------  --------  ------------
Class B
   Shares sold                                               5,410  $    89,574    22,230  $   363,317    40,852  $    652,539
   Shares issued in connection with the reinvestment of:
      Dividends from net investment income                   3,321       54,922     5,690       93,253     9,320       149,611
                                                          --------  -----------  --------  -----------  --------  ------------
                                                             8,731      144,496    27,920      456,570    50,172       802,150
   Shares repurchased                                      (78,211)  (1,289,888)  (62,206)  (1,025,084) (164,730)   (2,629,120)
                                                          --------  -----------  --------  -----------  --------  ------------
   Net increase (decrease)                                 (69,480) $(1,145,392)  (34,286) $  (568,514) (114,558) $ (1,826,970)
                                                          --------  -----------  --------  -----------  --------  ------------
   Increase(decrease) derived from capital shares
      transactions                                        (229,362) $(3,774,233) (383,984) $(6,268,959) (151,120) $ (2,388,573)
                                                          ========  ===========  ========  ===========  ========  ============

                                                                   Six Months                For the Period
                                                                     Ended                  January 1, 2003
                                                                 March 31, 2004                 through
                                                                   (unaudited)             September 30, 2003
                                                           -------------------------   -------------------------
                                                             Shares        Amount        Shares        Amount
                                                           ----------   ------------   ----------   ------------
Municipal Income Fund
Class A
   Shares sold                                                336,302   $  2,498,539    1,680,532   $ 12,281,784
   Shares issued in connection with the reinvestment of:
      Dividends from net investment income                    228,338      1,705,365      374,960      2,761,288
                                                           ----------   ------------   ----------   ------------
                                                              564,640      4,203,904    2,055,492     15,043,072
   Shares repurchased                                      (1,578,689)   (11,730,445)  (2,814,362)   (20,686,975)
                                                           ----------   ------------   ----------   ------------
   Net increase (decrease)                                 (1,014,049)  $ (7,526,541)    (758,870)  $ (5,643,903)
                                                           ----------   ------------   ----------   ------------
Class B
   Shares sold                                                 49,429   $    368,747      176,974   $  1,299,640
   Shares issued in connection with the reinvestment of:
      Dividends from net investment income                     14,430        107,812       21,918        161,634
                                                           ----------   ------------   ----------   ------------
                                                               63,859        476,559      198,892      1,461,274
   Shares repurchased                                        (194,792)    (1,461,031)    (387,486)    (2,860,427)
                                                           ----------   ------------   ----------   ------------
   Net increase (decrease)                                   (130,933)  $   (984,472)    (188,594)  $ (1,399,153)
                                                           ----------   ------------   ----------   ------------
   Increase(decrease) derived from capital shares
      transactions                                         (1,144,982)  $ (8,511,013)    (947,464)  $ (7,043,056)
                                                           ==========   ============   ==========   ============

                                                                   Year Ended
                                                               December 31, 2002
                                                           -------------------------
                                                            Shares        Amount
                                                           ----------   ------------
Municipal Income Fund
Class A
   Shares sold                                              1,667,649   $ 12,274,988
   Shares issued in connection with the reinvestment of:
      Dividends from net investment income                    576,440      4,253,748
                                                           ----------   ------------
                                                            2,244,089     16,528,736
   Shares repurchased                                      (3,360,408)   (24,705,392)
                                                           ----------   ------------
   Net increase (decrease)                                 (1,116,319)  $ (8,176,656)
                                                           ----------   ------------
Class B
   Shares sold                                                360,545   $  2,668,323
   Shares issued in connection with the reinvestment of:
      Dividends from net investment income                     37,421        276,214
                                                           ----------   ------------
                                                              397,966      2,944,537
   Shares repurchased                                        (746,990)    (5,506,527)
                                                           ----------   ------------
   Net increase (decrease)                                   (349,024)  $ (2,561,990)
                                                           ----------   ------------
   Increase(decrease) derived from capital shares
      transactions                                         (1,465,343)  $(10,738,646)
                                                           ==========   ============

--------------------------------------------------------------------------------
                    Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2004 (unaudited)

9.   Capital Shares (continued).

                                                                          Six Months                 For the Period
                                                                            Ended                   January 1, 2003
                                                                        March 31, 2004                  through
                                                                         (unaudited)               September 30, 2003
                                                                  -------------------------   ---------------------------
                                                                    Shares        Amount         Shares         Amount
                                                                  ----------   ------------   -----------   -------------
Strategic Income Fund
Class A
   Shares sold                                                     9,191,598   $123,565,698     4,379,870   $  52,212,398
   Shares Issued in connection with the reinvestment of:
      Dividends from net investment income                           345,631      4,611,227       371,875       4,481,650
                                                                  ----------   ------------   -----------   -------------
                                                                   9,537,229    128,176,925     4,751,745      56,694,048
   Shares repurchased                                             (1,418,056)   (19,024,246)   (2,180,800)    (25,669,234)
                                                                  ----------   ------------   -----------   -------------
   Net increase (decrease)                                         8,119,173   $109,152,679     2,570,945   $  31,024,814
                                                                  ----------   ------------   -----------   -------------
Class B
   Shares sold                                                     1,364,510   $ 18,183,777    11,291,589   $ 137,976,336
   Shares Issued in connection with the reinvestment of:
      Dividends from net investment income                           177,975      2,374,933       268,978       3,224,645
                                                                  ----------   ------------   -----------   -------------
                                                                   1,542,485     20,558,710    11,560,567     141,200,981
   Shares repurchased                                             (1,299,157)   (17,315,601)  (11,369,542)   (139,122,966)
                                                                  ----------   ------------   -----------   -------------
   Net increase (decrease)                                           243,328   $  3,243,109       191,025   $   2,078,015
                                                                  ----------   ------------   -----------   -------------
Class C
   Shares sold                                                     8,069,494   $108,221,496     3,238,168   $  38,652,520
   Shares Issued in connection with the reinvestment of:
      Dividends from net investment income                           109,750      1,467,872        96,560       1,163,101
                                                                  ----------   ------------   -----------   -------------
                                                                   8,179,244    109,689,368     3,334,728      39,815,621
   Shares repurchased                                               (381,361)    (5,116,714)     (647,304)     (7,733,899)
                                                                  ----------   ------------   -----------   -------------
   Net increase (decrease)                                         7,797,883   $104,572,654     2,687,424   $  32,081,722
                                                                  ----------   ------------   -----------   -------------
Class Y
   Shares sold                                                       383,251   $  5,122,553       110,719   $   1,316,510
   Shares Issued in connection with the reinvestment of:
      Dividends from net investment income                             5,715         76,027         7,237          87,673
                                                                  ----------   ------------   -----------   -------------
                                                                     388,966      5,198,580       117,956       1,404,183
   Shares repurchased                                                (67,834)      (889,503)      (40,357)       (480,677)
                                                                  ----------   ------------   -----------   -------------
   Net increase (decrease)                                           321,132   $  4,309,077        77,599   $     923,506
                                                                  ----------   ------------   -----------   -------------
   Increase (decrease) derived from capital shares transactions   16,481,516   $221,277,519     5,526,993   $  66,108,057
                                                                  ==========   ============   ===========   =============

                                                                          Year Ended
                                                                      December 31, 2002
                                                                  -------------------------
                                                                    Shares        Amount
                                                                  ----------   ------------
Strategic Income Fund
Class A
   Shares sold                                                     1,233,640   $ 12,489,877
   Shares Issued in connection with the reinvestment of:
      Dividends from net investment income                           428,477      4,343,680
                                                                  ----------   ------------
                                                                   1,662,117     16,833,557
   Shares repurchased                                             (2,583,795)   (26,064,953)
                                                                  ----------   ------------
   Net increase (decrease)                                          (921,678)  $ (9,231,396)
                                                                  ----------   ------------
Class B
   Shares sold                                                       996,177   $ 10,066,847
   Shares Issued in connection with the reinvestment of:
      Dividends from net investment income                           364,119      3,688,894
                                                                  ----------   ------------
                                                                   1,360,296     13,755,741
   Shares repurchased                                             (2,502,784)   (25,285,670)
                                                                  ----------   ------------
   Net increase (decrease)                                        (1,142,488)  $(11,529,929)
                                                                  ----------   ------------
Class C
   Shares sold                                                       331,088   $  3,346,746
   Shares Issued in connection with the reinvestment of:
      Dividends from net investment income                           101,770      1,030,223
                                                                  ----------   ------------
                                                                     432,858      4,376,969
   Shares repurchased                                               (771,825)    (7,794,721)
                                                                  ----------   ------------
   Net increase (decrease)                                          (338,967)  $ (3,417,752)
                                                                  ----------   ------------
Class Y
   Shares sold                                                        68,699   $    692,601
   Shares Issued in connection with the reinvestment of:
      Dividends from net investment income                             4,144         42,230
                                                                  ----------   ------------
                                                                      72,843        734,831
   Shares repurchased                                                (21,066)      (211,862)
                                                                  ----------   ------------
   Net increase (decrease)                                            51,777   $    522,969
                                                                  ----------   ------------
   Increase (decrease) derived from capital shares transactions   (2,351,356)  $(23,656,108)
                                                                  ==========   ============

                                   Supplement

                    LOOMIS SAYLES GOVERNMENT SECURITIES FUND

   Supplement dated May 1, 2004 to CDC Nvest Income Funds Classes A, B and C
                            Prospectus and CDC Nvest
         Income Funds Class Y Prospectus, each dated February 1, 2004, each as may be supplemented from time to time (the "Prospectuses")

Within the section entitled "Evaluating the Fund's Past Performance", the following text replaces the introductory text and Average Annual Total Returns table for the Loomis Sayles Government Securities Fund.

The table below shows how the average annual total returns for each class of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods (or since inception if shorter) compare to those of the Lehman Brothers Long Term Government Bond Index ("Lehman Long Term Gov't Bond Index"), an unmanaged index which is made up of the securities in the Lehman Brothers Government Bond Index ("Lehman Gov't Bond Index") that have a maturity of 10 years or more. They are also compared to the Lehman Gov't Bond Index, an unmanaged index of public debt of the U.S. Treasury, government agencies and their obligations. You may not invest directly in an index. The Fund's total returns reflect, on a class by class basis, its expenses and the maximum sales charges that you may be required to pay when you buy or redeem the Fund's shares. Class A total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Lehman Long Term Gov't Bond Index and Lehman Gov't Bond Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

------------------------------------------------------------------------------------------------------
                                                                                         Since Class Y
Average Annual Total Returns                                                               Inception
(for the periods ended December 31, 2003)   Past 1 Year   Past 5 Years   Past 10 Years     (3/31/94)
------------------------------------------------------------------------------------------------------
Class A - Return Before Taxes                  -3.08%         4.02%          5.30%             --
------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions*        -4.39%         2.04%          3.04%             --
------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions &
------------------------------------------------------------------------------------------------------
   Sales of Fund Shares*                       -2.00%         2.16%          3.06%             --
------------------------------------------------------------------------------------------------------
Class B - Return Before Taxes                  -4.08%         3.88%          5.00%             --
------------------------------------------------------------------------------------------------------
Class Y - Return Before Taxes                   1.64%         5.30%            --            6.60%
------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions*         0.18%         3.18%            --            4.19%
------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions &
------------------------------------------------------------------------------------------------------
   Sales of Fund Shares*                        1.07%         3.17%            --            4.11%
------------------------------------------------------------------------------------------------------
Lehman Long Term Gov't Bond Index**             2.61%         6.58%          7.96%           8.87%
------------------------------------------------------------------------------------------------------
Lehman Gov't Bond Index**+                      2.36%         6.26%          6.72%           7.24%
------------------------------------------------------------------------------------------------------

*After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

**The returns of the Index do not reflect the effect of taxes.

+ The Lehman Long Term Gov't Bond Index replaced the Lehman Gov't Bond Index as the Fund's comparative index because Loomis Sayles believes that the new index is more representative of the types of securities in which the Fund may invest.

Item 2. Code of Ethics.

The Trust has adopted a code of Ethics that applies to the Trust's principal executive officer, principal financial officer and persons performing similar functions.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Trust has established an audit committee and determined that all committee members qualify as financial experts. The committee members are Ms. Sandra O. Moose, Messrs. Edward A. Benjamin and Daniel
M. Cain. Each of these individuals is also Independent Trustee of the Trust.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable

Item 10. Controls and Procedures.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 11. Exhibits.

(a) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), as herewith as exhibits (a)(1)(i) and (a)(1)(ii).
(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b)(2)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                         Loomis Sayles Funds II


                                         By: /s/ ROBERT J. BLANDING
                                             -----------------------------------
                                         Name: Robert J. Blanding
                                         Title: Chief Executive Officer
                                         Date: May 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                         By: /s/ ROBERT J. BLANDING
                                             -----------------------------------
                                         Name: Robert J. Blanding
                                         Title: Chief Executive Officer
                                         Date: May 19, 2004


                                         By: /s/ NICHOLAS H. PALMERINO
                                             -----------------------------------
                                         Name: Nicholas H. Palmerino
                                         Title: Treasurer
                                         Date: May 19, 2004